                                           REGISTRATION NOS. 333-52366/811-4001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                            PRE-EFFECTIVE AMENDMENT

                        POST-EFFECTIVE AMENDMENT NO. 2                      [X]

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 47                             [X]


                               -----------------

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                  1 MADISON AVENUE, NEW YORK, NEW YORK 10010
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                             GARY A. BELLER, ESQ.
              SENIOR EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                               1 MADISON AVENUE
                           NEW YORK, NEW YORK 10010
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:

                             DIANE E. AMBLER, ESQ.

                          KIRKPATRICK & LOCKHART LLP

                        1800 MASSACHUSETTS AVENUE, N.W.
                            WASHINGTON, D.C. 20036

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
    [_] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on May 1, 2003, pursuant to paragraph (b) of Rule 485


    [_] on (date) filing pursuant to paragraph (a)(1) of Rule 485

    [_] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485

    [_] on (date) pursuant to paragraph (a)(2) of Rule 485



PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24F-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2002 WAS FILED WITH THE COMMISSION ON OR ABOUT MARCH 31, 2003.


================================================================================

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))


Form N-4
Item No.                                                       Prospectus Heading
--------                                                       ------------------
  1.     Cover Page......................... Cover Page

  2.     Definitions........................ Important Terms You Should Know

  3.     Synopsis........................... Table of Expenses

  4.     Condensed Financial Information.... General Information--Performance; General
                                               Information--Financial Statements; Accumulation
                                               Unit Value Tables

  5.     General Description of Registrant,  MetLife; Metropolitan Life Separate Account E; Your
         Depositor, and Portfolio Companies.   Investment Choices; General Information--Voting
                                               Rights

  6.     Deductions and Expenses............ Table of Expenses; Deferred Annuities--Charges;
                                               Deferred Annuities--Withdrawal Charges; Deferred
                                               Annuities--Premium and Other Taxes; Income
                                               Options--Charges; General Information--Who
                                               Sells the Deferred Annuities; Appendix--Premium
                                               Tax Table

  7.     General Description of Variable     Variable Annuities; Classes of the Deferred Annuity;
         Annuity Contracts..................   Deferred Annuities--Purchase Payments (Allocation
                                               of Purchase Payments and Limits on Purchase
                                               Payments); Deferred Annuities--Transfer Privilege;
                                               General Information--Administration (Purchase
                                               Payments/Confirming Transactions/Transactions by
                                               Telephone or Internet/Processing Transactions/
                                               Changes to Your Deferred Annuity/When We Can
                                               Cancel Your Deferred Annuity)

  8.     Annuity Period..................... Important Terms You Should Know; Deferred
                                               Annuities--Pay-out Options (or Income Options);
                                               Income Payment Types/The Value of Your Income
                                               Payments; Optional Benefits--Guaranteed
                                               Minimum Income Benefit

  9.     Death Benefit...................... Deferred Annuities--Death Benefit--Generally; Basic
                                               Death Benefit; Optional Benefits

 10.     Purchases and Annuity Values....... MetLife; Metropolitan Life Separate Account E; Deferred
                                               Annuities--Purchase Payments (Allocation of
                                               Purchase Payments and Limits on Purchase
                                               Payments); The Value of Your Investment; Pay-out
                                               Options (or Income Options); Allocation; The Value
                                               of Your Income Payments; General Information--
                                               Administration (Purchase Payments)

Form N-4
Item No.                                                         Prospectus Heading
--------                                                         ------------------
 11.     Redemptions........................ Deferred Annuities--Access to Your Money (Systematic
                                               Withdrawal Program and Minimum Distribution);
                                               Deferred Annuities--Withdrawal Charges (When No
                                               Withdrawal Charge Applies); General Information--
                                               When We Can Cancel Your Deferred Annuity

 12.     Taxes.............................. Income Taxes

 13.     Legal Proceedings.................. Not Applicable

 14.     Table of Contents of the Statement  Table of Contents of the Statement of Additional
         of Additional Information..........   Information

 15.     Cover Page......................... Cover Page

 16.     Table of Contents.................. Table of Contents

 17.     General Information and History.... Not Applicable

 18.     Services........................... Independent Auditors; Services; Distribution of
                                               Certificates and Interests in the Deferred Annuities

 19.     Purchase of Securities Being        Not Applicable
         Offered............................

 20.     Underwriters....................... Distribution of Certificates and Interests in the Deferred
                                               Annuities; Early Withdrawal Charge

 21.     Calculation of Performance Data.... Performance Data

 22.     Annuity Payments................... Variable Income Payments

 23.     Financial Statements............... Financial Statements of the Separate Account; Financial
                                               Statements of MetLife

                                    [GRAPHIC]


              VARIABLE ANNUITY

                MAY 1, 2003



                                                    PREFERENCE PLUS SELECT /SM/

                                                               VARIABLE ANNUITY

PROSPECTUS

                                    [GRAPHIC]



                                                        NON-QUALIFIED ANNUITIES
                                                INDIVIDUAL RETIREMENT ANNUITIES
                                           ROTH INDIVIDUAL RETIREMENT ANNUITIES
                                                   SIMPLIFIED EMPLOYEE PENSIONS
                                         SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

                                    [GRAPHIC]



                                    [GRAPHIC]

                                                                    MAY 1, 2003



PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS

ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes individual Preference Plus Select contracts for deferred variable annuities ("Deferred Annuities").

--------------------------------------------------------------------------------


    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity. Your choices may include the Fixed
Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.



STATE STREET RESEARCH MONEY MARKET            FI MID CAP OPPORTUNITIES
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX       MET/AIM MID CAP CORE EQUITY
PIMCO TOTAL RETURN                            METLIFE MID CAP STOCK INDEX
SALOMON BROTHERS U.S. GOVERNMENT              HARRIS OAKMARK FOCUSED VALUE
STATE STREET RESEARCH BOND INCOME             NEUBERGER BERMAN PARTNERS MID CAP VALUE
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES JANUS MID CAP
STATE STREET RESEARCH DIVERSIFIED             STATE STREET RESEARCH AGGRESSIVE GROWTH
LORD ABBETT BOND DEBENTURE                    T. ROWE PRICE MID-CAP GROWTH (FORMERLY MFS
AMERICAN FUNDS GROWTH-INCOME                    MID CAP GROWTH)
METLIFE STOCK INDEX                           LOOMIS SAYLES SMALL CAP
MFS INVESTORS TRUST                           RUSSELL 2000(R) INDEX
MFS RESEARCH MANAGERS                         STATE STREET RESEARCH AURORA
STATE STREET RESEARCH INVESTMENT TRUST        FRANKLIN TEMPLETON SMALL CAP GROWTH
DAVIS VENTURE VALUE                           MET/AIM SMALL CAP GROWTH
FI STRUCTURED EQUITY                          T. ROWE PRICE SMALL CAP GROWTH
HARRIS OAKMARK LARGE CAP VALUE                PIMCO INNOVATION
STATE STREET RESEARCH LARGE CAP VALUE         SCUDDER GLOBAL EQUITY
AMERICAN FUNDS GROWTH                         HARRIS OAKMARK INTERNATIONAL (FORMERLY STATE
JANUS AGGRESSIVE GROWTH                         STREET RESEARCH CONCENTRATED INTERNATIONAL)
MET/PUTNAM VOYAGER (FORMERLY PUTNAM LARGE     MFS RESEARCH INTERNATIONAL
  CAP GROWTH)                                 MORGAN STANLEY EAFE(R) INDEX
T. ROWE PRICE LARGE CAP GROWTH                PUTNAM INTERNATIONAL STOCK
                                              AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION

HOW TO LEARN MORE:



Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2003. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 89 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893
(800) 638-7732
                                  [GRAPHIC]

                                 [LOGO] Metlife

                                [GRAPHIC]


 DEFERRED
 ANNUITIES
 AVAILABLE:

    . Non-Qualified
    . Traditional IRA
    . Roth IRA
    . Simplified Employee Pensions (SEPs)
    . SIMPLE Individual Retirement Annuities

 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY
    . B
    . Bonus
    . C
    . L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

  . a bank deposit or obligation;

  . federally insured or guaranteed; or

  . endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds prospectuses which are attached to the back of this Prospectus. You should read these prospectuses carefully before purchasing a Deferred Annuity.

                               TABLE OF CONTENTS

      Important Terms You Should Know................................  5
      Table of Expenses..............................................  8
      Accumulation Unit Values Tables................................ 17
      MetLife........................................................ 28
      Metropolitan Life Separate Account E........................... 28
      Variable Annuities............................................. 29
          The Deferred Annuity....................................... 29
      Classes of the Deferred Annuity................................ 30
      Your Investment Choices........................................ 34
      Deferred Annuities............................................. 36
          The Deferred Annuity and Your Retirement Plan.............. 36
          Automated Investment Strategies and Enhanced Dollar Cost
            Averaging Program........................................ 36
          Purchase Payments.......................................... 40
              Allocation of Purchase Payments........................ 41
              Automated Purchase Payments............................ 42
              Limits on Purchase Payments............................ 42
          The Value of Your Investment............................... 43
          Transfer Privilege......................................... 44
          Access to Your Money....................................... 45
              Systematic Withdrawal Program.......................... 45
          Charges.................................................... 46
              Separate Account Charge................................ 46
              Investment-Related Charge.............................. 47
          Annual Contract Fee........................................ 47
              Optional Guaranteed Minimum Income Benefit............. 47
          Premium and Other Taxes.................................... 47
          Withdrawal Charges......................................... 48
              When No Withdrawal Charge Applies...................... 49
          Free Look.................................................. 51
          Death Benefit--Generally................................... 51
              Basic Death Benefit.................................... 53
          Optional Benefits.......................................... 55
              Annual Step-Up Death Benefit........................... 55
              Greater of Annual Step-Up or 5% Annual Increase
                Death Benefit........................................ 57
              Earnings Preservation Benefit.......................... 59
              Guaranteed Minimum Income Benefit (The Predictor)...... 61
          Pay-Out Options (or Income Options)........................ 64
          Income Payment Types....................................... 65
          Allocation................................................. 66
          Minimum Size of Your Income Payment........................ 66

           The Value of Your Income Payments........................ 66
           Transfer Privilege....................................... 67
           Charges.................................................. 68
       General Information.......................................... 69
           Administration........................................... 69
               Purchase Payments.................................... 69
               Confirming Transactions.............................. 69
               Processing Transactions.............................. 69
                  By Telephone or Internet.......................... 70
                  After Your Death.................................. 71
                  Third Party Requests.............................. 71
                  Valuation -- Suspension of Payments............... 71
           Advertising Performance.................................. 72
           Changes to Your Deferred Annuity......................... 74
           Voting Rights............................................ 75
           Who Sells the Deferred Annuities......................... 75
           Financial Statements..................................... 76
           Your Spouse's Rights..................................... 76
           When We Can Cancel Your Deferred Annuity................. 76
       Income Taxes................................................. 77
       Table of Contents for the Statement of Additional Information 89
       Appendix for Premium Tax Table............................... 90


MetLife does not intend to offer the Deferred Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

                                   [GRAPHIC]

     [GRAPHIC]

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity. Your contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to call to make a request is 800-638-7732.

ANNUITANT


The natural person whose life is the measure for determining the duration and the dollar amount of income payments.


ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the owner dies.

CONTRACT

A contract is the legal agreement between you and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

OWNER

The person or entity which has all rights including the right to direct who receives income payments.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus "you" is the owner of the Deferred Annuity. "You" is also the purchaser of a Deferred Annuity as a beneficiary of a deceased person's Individual Retirement Account.

   TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES




        The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
     Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.




--------------------------------------------------------------------------------

  Contract Owner Transaction Expenses




Sales Charge Imposed on Purchase Payments...................                 None
Withdrawal Charge (as a percentage of each purchase
  payment) (1)..............................................             Up to 9%
Transfer Fee (2)............................................ Current Charge: None
                                                   Maximum Guaranteed Charge: $25



/1/ A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. The charges on purchase payments for each class is calculated according to the following schedule:


          IF WITHDRAWN DURING YEAR B CLASS BONUS CLASS C CLASS L CLASS
          ------------------------ ------- ----------- ------- -------
                 1................    7%        9%      None      7%
                 2................    6%        8%                6%
                 3................    6%        8%                5%
                 4................    5%        7%                0%
                 5................    4%        6%                0%
                 6................    3%        4%                0%
                 7................    2%        3%                0%
                 Thereafter.......    0%        0%                0%


    There are times when the withdrawal charge does not apply. For example, you may always withdraw earnings without a withdrawal charge. After the first Contract Year, you may also withdraw up to 10% of your total purchase payments without a withdrawal charge.


/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.




--------------------------------------------------------------------------------

     The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.





Annual Contract Fee (3)............................................................................. $30



Current Separate Account Charge (as a percentage of your Account Balance) for all investment divisions except the American Funds
Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions (4)

                                                     B CLASS          BONUS CLASS (5)          C CLASS          L CLASS
Death Benefit                                        -------          ---------------          -------          -------
  Basic Death Benefit...............................  1.25%                1.70%                1.65%            1.50%
  Optional Annual Step-Up Death Benefit.............  1.45%                1.90%                1.85%            1.70%
  Optional Greater of Annual Step-Up or 5%..........  1.60%                2.05%                2.00%            1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit (6)..........    .25%                 .25%                 .25%             .25%

Current Separate Account Charge (as a percentage of your Account Balance) for the American Funds Growth-Income, American
Funds Growth and American Funds Global Small Capitalization Divisions (4)

                                                     B CLASS          BONUS CLASS (5)          C CLASS          L CLASS
Death Benefit                                        -------          ---------------          -------          -------
  Basic Death Benefit...............................  1.40%                1.85%                1.80%            1.65%
  Optional Annual Step-Up Death Benefit.............  1.60%                2.05%                2.00%            1.85%
  Optional Greater of Annual Step-Up or 5%..........  1.75%                2.20%                2.15%            2.00%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit (6)..........    .25%                 .25%                 .25%             .25%


Maximum Guaranteed Separate Account Charge (as a percentage of your Account Balance) for all future investment divisions

                                                     B CLASS        BONUS CLASS (5)        C CLASS        L CLASS
Death Benefit                                        -------        ---------------        -------        -------
  Basic Death Benefit...............................  1.50%              1.95%              1.90%          1.75%
  Optional Annual Step-Up Death Benefit.............  1.70%              2.15%              2.10%          1.95%
  Optional Greater of Annual Step-Up or 5%..........  1.85%              2.30%              2.25%          2.10%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit (6)..........   .25%               .25%               .25%           .25%





Optional Guaranteed Minimum Income Benefit (7)....                           .50%
                                                          (.45% if purchased with
                                                   either optional death benefit)



/3/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if you take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.



/4/ You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2003. Different charges may have been in effect for prior time periods. We reserve the right to impose an increased Separate Account charge on investment divisions that we add to the contract in the future. The increase will not exceed the annual rate of 0.25% of the average daily net assets in any such investment divisions as shown in the table labeled "Maximum Guaranteed Separate Account Charge for all future investment divisions".



/5/ The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.40% for amounts held in the American Funds Investment Divisions; 1.50% for amounts held in the maximum guaranteed Separate Account charge investment divisions) after you have held the contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Set-Up or 5% Annual Increase Death Benefit (1.60% and 1.75%, respectively, for amounts held in the American Funds investment divisions; 1.70% and 1.85%, respectively, for amounts held in the maximum guaranteed Separate Account charge investment divisions) after you have held the contract for seven years.





/6/ The Separate Account charge for the Earnings Preservation Benefit is in addition to the Separate Account charge for your class of the Deferred Annuity with the death benefit you have chosen.



/7/ The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take amounts from the Separate Account by canceling, if available, accumulation units from your Separate Account.) You do not pay this charge once you are in the pay-out phase of your contract. The Fixed Account is not available with a Deferred Annuity issued in New York State with this optional benefit.


  ----------------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.



Total Annual Metropolitan Fund, Met Investors Fund and American Funds Operating        Minimum Maximum
Expenses for the fiscal year ending December 31, 2002 (expenses that are deducted from
these Funds's assets include management fees, distribution fees (12b-1 fees) and other    .46%   4.57%
expenses)
After Waiver and/or Reimbursement of Expenses (8)(9)..................................    .46%   1.35%

/8/ Pursuant to an Expense Agreement, MetLife Advisers, LLC ("MetLife
    Advisers") has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes or extraordinary expenses) as necessary to limit the total of such expenses to the annual percentage of average daily net assets of Class E shares of the following Portfolios as indicated:



            Portfolio                                     Percentage
            ---------                                     ----------
            Morgan Stanley EAFE(R) Index Portfolio            .90
            Met/Putnam Voyager Portfolio                     1.15
            Franklin Templeton Small Cap Growth Portfolio    1.30
            State Street Research Large Cap Value
              Portfolio                                      1.10
            MFS Investors Trust Portfolio                    1.15
            MFS Research Managers Portfolio                  1.15
            FI Mid Cap Opportunities Portfolio               1.20



    This waiver or agreement to pay is subject to the obligation of each class of the Portfolio (except the Morgan Stanley EAFE(R) Index Portfolio and the Met/Putnam Voyager Portfolio) separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2004. The effect of such waiver and reimbursement is that performance results are increased.



/9/ Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Limitation Agreement whereby, until at least April 30, 2004, MetLife Investors has agreed to waive its investment management fee or pay operating expenses (exclusive of interest, taxes, brokerage commissions, or extraordinary expenses and 12b-1 Plan fees) as necessary to limit total expenses to the percentage of daily net assets to the following percentages: 1.25% for the PIMCO Innovation Portfolio, 1.10% for the T. Rowe Price Mid-Cap Growth Portfolio (formerly the MFS Mid Cap Growth Portfolio), 1.25% for the MFS Research International Portfolio, 0.90% for the Lord Abbett Bond Debenture Portfolio, 1.20% for the Met/AIM Small Cap Growth Portfolio, 1.10% for the Met/AIM Mid Cap Core Equity Portfolio, 1.05% for the Janus Aggressive Growth Portfolio and 1.35% for the Harris Oakmark International Portfolio (formerly the State Street Research Concentrated International Portfolio). Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Fund's Board of Trustees, be repaid to the investment manager. The effect of such waiver and reimbursement is that performance results are increased.



  METROPOLITAN FUND CLASS E ANNUAL EXPENSES FOR FISCAL
  YEAR ENDING DECEMBER 31, 2002
                                                                          ----------------------------
  (as a percentage                                            A+B+C=D                       D-E=F
  of average net                                 C             TOTAL                        TOTAL
  assets) (13)                A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                          MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                             FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
------------------------------------------------------------------------------------------------------
State Street
  Research Money
  Market Portfolio
  (10)(17)...............    .35      .15        .08            .58            .00            .58
Lehman Brothers(R)
  Aggregate Bond
  Index Portfolio........    .25      .15        .09            .49            .00            .49
Salomon Brothers
  U.S. Government
  Portfolio..............    .55      .15        .15            .85            .00            .85
State Street
  Research Bond
  Income Portfolio
  (10)(12)...............    .40      .15        .11            .66            .00            .66
Salomon Brothers
  Strategic Bond
  Opportunities Portfolio    .65      .15        .20           1.00            .00           1.00
State Street
  Research
  Diversified
  Portfolio (10)(11).....    .44      .15        .05            .64            .00            .64
MetLife Stock Index
  Portfolio..............    .25      .15        .06            .46            .00            .46
MFS Investors Trust
  Portfolio (8)(11)......    .75      .15        .59           1.49            .34           1.15
MFS Research
  Managers
  Portfolio (8)(11)......    .75      .15        .39           1.29            .14           1.15
State Street
  Research
  Investment Trust
  Portfolio (10)(11).....    .49      .15        .05            .69            .00            .69
Davis Venture Value
  Portfolio (10)(11).....    .75      .15        .05            .95            .00            .95
FI Structured
  Equity Portfolio
  (10)(11)...............    .67      .15        .05            .87            .00            .87
Harris Oakmark
  Large Cap Value
  Portfolio (10)(11).....    .75      .15        .08            .98            .00            .98
State Street
  Research Large
  Cap Value
  Portfolio (8)(10)......    .70      .15       1.63           2.48           1.38           1.10


  METROPOLITAN FUND CLASS E ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                                                      --------------
  (as a percentage of average net assets) (13)                                            A+B+C=D
                                                                             C             TOTAL
                                                          A        B   OTHER EXPENSES EXPENSES BEFORE       E
                                                      MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/
                                                         FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------
Met/Putnam Voyager Portfolio (8)(10).................    .80      .15        .27           1.22            .07
T. Rowe Price Large Cap Growth Portfolio (10)(11)....    .63      .15        .14            .92            .00
FI Mid Cap Opportunities Portfolio (8)(10)...........    .80      .15       3.62           4.57           3.37
MetLife Mid Cap Stock Index Portfolio................    .25      .15        .18            .58            .00
Harris Oakmark Focused Value Portfolio...............    .75      .15        .07            .97            .00
Neuberger Berman Partners Mid Cap Value
  Portfolio (10)(11).................................    .69      .15        .11            .95            .00
Janus Mid Cap Portfolio (10).........................    .69      .15        .06            .90            .00
State Street Research Aggressive Growth Portfolio
  (10)(11)...........................................    .73      .15        .06            .94            .00
Loomis Sayles Small Cap Portfolio (10)...............    .90      .15        .07           1.12            .00
Russell 2000(R) Index Portfolio......................    .25      .15        .24            .64            .00
State Street Research Aurora Portfolio (10)..........    .85      .15        .10           1.10            .00
Franklin Templeton Small Cap Growth Portfolio
  (8)(10)............................................    .90      .15        .61           1.66            .36
T. Rowe Price Small Cap Growth Portfolio (10)........    .52      .15        .09            .76            .00
Scudder Global Equity Portfolio (10).................    .64      .15        .17            .96            .00
Morgan Stanley EAFE(R) Index Portfolio (8)...........    .30      .15        .49            .94            .04
Putnam International Stock Portfolio (10)............    .90      .15        .22           1.27            .00
                                                                                                      --------------



  METROPOLITAN FUND CLASS E ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                      --------------
  (as a percentage of average net assets) (13)            D-E=F
                                                          TOTAL
                                                      EXPENSES AFTER
                                                         WAIVER/
                                                      REIMBURSEMENT
--------------------------------------------------------------------
Met/Putnam Voyager Portfolio (8)(10).................      1.15
T. Rowe Price Large Cap Growth Portfolio (10)(11)....       .92
FI Mid Cap Opportunities Portfolio (8)(10)...........      1.20
MetLife Mid Cap Stock Index Portfolio................       .58
Harris Oakmark Focused Value Portfolio...............       .97
Neuberger Berman Partners Mid Cap Value
  Portfolio (10)(11).................................       .95
Janus Mid Cap Portfolio (10).........................       .90
State Street Research Aggressive Growth Portfolio
  (10)(11)...........................................       .94
Loomis Sayles Small Cap Portfolio (10)...............      1.12
Russell 2000(R) Index Portfolio......................       .64
State Street Research Aurora Portfolio (10)..........      1.10
Franklin Templeton Small Cap Growth Portfolio
  (8)(10)............................................      1.30
T. Rowe Price Small Cap Growth Portfolio (10)........       .76
Scudder Global Equity Portfolio (10).................       .96
Morgan Stanley EAFE(R) Index Portfolio (8)...........       .90
Putnam International Stock Portfolio (10)............      1.27
                                                      --------------



  MET
  INVESTORS FUND CLASS E ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                                                      --------------
  (as a percentage of average net assets) (13)                                            A+B+C=D
                                                                             C             TOTAL
                                                          A        B   OTHER EXPENSES EXPENSES BEFORE       E
                                                      MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/
                                                         FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio.........................    .50      .15        .15            .80            .00
Lord Abbett Bond Debenture Portfolio (9)(12).........    .60      .15        .23            .98            .08
Janus Aggressive Growth Portfolio (9)(10)(11)(16)....    .80      .15        .62           1.57            .52
Met/AIM Mid Cap Core Equity Portfolio (9)(11)........    .75      .15        .85           1.75            .65
T. Rowe Price Mid-Cap Growth Portfolio (9)(11)(15)...    .75      .15        .54           1.44            .34
Met/AIM Small Cap Growth Portfolio (9)(11)...........    .90      .15       1.18           2.23           1.03
PIMCO Innovation Portfolio (9)(11)...................    .95      .15        .73           1.83            .58
Harris Oakmark International Portfolio (9)(11)(14)...    .85      .15       1.42           2.42           1.07
MFS Research International Portfolio (9)(10).........    .80      .15        .87           1.82            .57
                                                                                                      --------------


  MET
  INVESTORS FUND CLASS E ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                      --------------
  (as a percentage of average net assets) (13)            D-E=F
                                                          TOTAL
                                                      EXPENSES AFTER
                                                         WAIVER/
                                                      REIMBURSEMENT
--------------------------------------------------------------------
PIMCO Total Return Portfolio.........................       .80
Lord Abbett Bond Debenture Portfolio (9)(12).........       .90
Janus Aggressive Growth Portfolio (9)(10)(11)(16)....      1.05
Met/AIM Mid Cap Core Equity Portfolio (9)(11)........      1.10
T. Rowe Price Mid-Cap Growth Portfolio (9)(11)(15)...      1.10
Met/AIM Small Cap Growth Portfolio (9)(11)...........      1.20
PIMCO Innovation Portfolio (9)(11)...................      1.25
Harris Oakmark International Portfolio (9)(11)(14)...      1.35
MFS Research International Portfolio (9)(10).........      1.25
                                                      --------------


  AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                                                 ----------------------------
                                                                                     A+B+C=D                       D-E=F
  (as a percentage of average net assets) (13)                          C             TOTAL                        TOTAL
                                                     A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                                 MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                    FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
   American Funds Growth-Income Portfolio
     (10).......................................    .33      .25       .02             .60            .00            .60
   American Funds Growth Portfolio (10).........    .38      .25       .02             .65            .00            .65
   American Funds Global Small
     Capitalization Portfolio (10)..............    .80      .25       .04            1.09            .00           1.09
                                                                                                 ----------------------------





 /10/Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and SAI for each respective fund.



 /11/Certain Metropolitan Fund and Met Investors Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. In addition, Met Investors Fund has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of each participating Portfolio's expenses. The expense information for the Metropolitan Fund and Met Investors Fund Portfolios does not reflect these reductions or credits.







/12/On April 29, 2002, the State Street Research Income Portfolio of the
    Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the New England Zenith Fund. On April 29, 2002, the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbett Bond Debenture Portfolio of the Met Investors Fund.





/13/Each of the Metropolitan Fund, Met Investors Fund and American Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee.





/14/On January 1, 2003, Harris Associates L.P. became the sub-investment manager for the State Street Research Concentrated International Portfolio, which changed its name to Harris Oakmark International Portfolio.



/15/On January 1, 2003, T. Rowe Price Associates Inc. became the sub-investment manager for the MFS Mid Cap Growth Portfolio, which changed its name to T. Rowe Price Mid-Cap Growth Portfolio.



/16/On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund was merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.



/17/State Street Research Money Market Portfolio is only available in the C
    Class Deferred Annuity purchased after April 30, 2003 and, when available, a Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State.

  EXAMPLES
  The examples are intended to help you compare the cost of investing in the Deferred Annuity with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and Portfolio fees and expenses (described in the third table).

  Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract, with applicable withdrawal charges deducted.





                                      1      3      5     10
                                     YEAR  YEARS  YEARS  YEARS
---------------------------------------------------------------
Maximum............................ $1,414 $2,647 $3,817 $6,651
Minimum............................ $  992 $1,441 $1,904 $3,310



  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit: and . you do not surrender your contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).







                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $714 $2,107 $3,457 $6,651
  Minimum........................................... $292 $  901 $1,544 $3,310

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $55,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract, with applicable withdrawal charges deducted.






        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------
Maximum $1,657 $2,947  $4,177   $6,819
Minimum $1,236 $1,752  $2,299   $3,574



  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower. Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $55,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).







                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------
Maximum.......................  $757  $2,227  $3,637   $6,819
Minimum.......................  $336  $1,032  $1,759   $3,574

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $83,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the C Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you surrender your contract, do not surrender your contract, you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time), or you do not elect to annuitize (no withdrawal charges apply to the C Class).




                                                         1     3      5     10
                                                        YEAR YEARS  YEARS  YEARS
---------------------------------------------------------------------------------
Maximum................................................ $750 $2,207 $3,608 $6,880
Minimum................................................ $329 $1,011 $1,725 $3,662





  Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $83,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract with applicable withdrawal charges deducted.




                                                                      3      5     10
                                                             1 YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------------------
Maximum..................................................... $1,435 $2,616 $3,545 $6,785
Minimum..................................................... $1,014 $1,415 $1,649 $3,517

  Example 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the Portfolios;
  . a total Account Balance of $83,000 (for purposes of
    determining the impact of the Annual Contract Fee);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                                                                                     10
                                                             1 YEAR 3 YEARS 5 YEARS YEARS
------------------------------------------------------------------------------------------
Maximum.....................................................  $735  $2,166  $3,545  $6,785
Minimum.....................................................  $314  $  965  $1,649  $3,517

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


   These tables and bar charts show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from year end to year end. The information in these tables and charts has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Deferred Annuity mix that bears the total highest charge, and the second table and charts show the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit. (In terms of the calculation for this mix, the Guaranteed Minimum Income Benefit charge is made by canceling accumulation units and, therefore, this charge is not reflected in the Accumulation Unit Value. However, purchasing this option with the others will result in the highest overall charge.) The mix with the total lowest charge has these features: B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.



----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Division (c).......................... 2002      $11.12          $11.97          17.13

                                         2001       10.95           11.12              0
  [CHART]

   Year End Accumulation Unit Value

PIMCO Total Return Division (c)......... 2002       10.37           11.10          12.75

                                         2001       10.21           10.37              0
  [CHART]

   Year End Accumulation Unit Value

Salomon Brothers U.S. Government
  Division (c).......................... 2002       13.95           14.69           8.18

                                         2001       13.73           13.95              0
  [CHART]

   Year End Accumulation Unit Value

State Street Research Bond Income
  Division (a).......................... 2002       36.37           38.47           3.12

                                         2001       35.51           36.37              0
  [CHART]

   Year End Accumulation Unit Value

Salomon Brothers Strategic Bond
  Opportunities Division (c)............ 2002       15.00           16.05           1.81

                                         2001       14.76           15.00              0
  [CHART]

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------

State Street Research Diversified
  Division (c).......................... 2002      $31.99          $26.94          2.01

                                         2001       32.93           31.99             0
  [CHART]

   Year End Accumulation Unit Value
Lord Abbett Bond Debenture Division (b). 2002       10.11           10.00          6.53

                                         2001       10.39           10.11             0
  [CHART]

   Year End Accumulation Unit Value

American Funds Growth-Income Division
  (c)................................... 2002       72.02           57.44          3.21

                                         2001       75.25           72.02             0
  [CHART]

   Year End Accumulation Unit Value

MetLife Stock Index Division (c)........ 2002       32.78           24.88          6.75

                                         2001       34.83           32.78             0
  [CHART]

   Year End Accumulation Unit Value

MFS Investors Trust Division (c)........ 2002        8.12            6.33             0

                                         2001        8.57            8.12             0
  [CHART]

   Year End Accumulation Unit Value

MFS Research Managers Division (c)...... 2002        8.24            6.11          2.56

                                         2001        9.23            8.24             0
  [CHART]

   Year End Accumulation Unit Value

State Street Research Investment Trust
  Division (c).......................... 2002       56.77           40.98          1.50

                                         2001       61.03           56.77             0
  [CHART]

   Year End Accumulation Unit Value

Davis Venture Value Division (c)........ 2002       24.97           20.39          3.70

                                         2001       25.75           24.97             0
  [CHART]

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------

FI Structured Equity Division (d)....... 2002      $ 21.16         $17.32             0


  [CHART]

   Year End Accumulation Unit Value

Harris Oakmark Large Cap Value Division
  (c)................................... 2002        11.20           9.39             0

                                         2001        11.40          11.20             0
  [CHART]

   Year End Accumulation Unit Value

State Street Research Large Cap Value
  Division (d).......................... 2002        10.00           7.88             0


  [CHART]

   Year End Accumulation Unit Value

American Funds Growth Division (c)...... 2002        96.82          71.44          2.15

                                         2001       107.26          96.82             0
  [CHART]

   Year End Accumulation Unit Value

Janus Growth Division (c)(e)             2002         7.71           5.22          7.36

                                         2001         8.85           7.71             0
  [CHART]

   Year End Accumulation Unit Value

MET/Putnam Voyager Division (c)......... 2002         4.86           3.38          5.27

                                         2001         5.34           4.86             0
  [CHART]

   Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division
  (c)................................... 2002        11.23           8.43           .71

                                         2001        11.40          11.23             0
  [CHART]

   Year End Accumulation Unit Value

FI Mid Cap Opportunities Division (d)... 2002        10.00           8.07           .02


  [CHART]

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------

MET/AIM Mid Cap Core Equity Division (d) 2002       11.35            9.58              0


  [CHART]

   Year End Accumulation Unit Value

MetLife Mid Cap Stock Index Division (c) 2002      $10.20          $ 8.48           9.91

                                         2001       10.34           10.20              0
  [CHART]

   Year End Accumulation Unit Value

Harris Oakmark Focused Value Division
  (c)................................... 2002       24.52           21.83           8.47

                                         2001       23.78           24.52              0
  [CHART]

   Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value
  Division (c).......................... 2002       14.69           12.98            .66

                                         2001       15.05           14.69              0
  [CHART]

   Year End Accumulation Unit Value

Janus Mid Cap Division (c).............. 2002       15.08           10.45            .40

                                         2001       17.58           15.08              0
  [CHART]

   Year End Accumulation Unit Value

State Street Research Aggressive Growth
  Division (c).......................... 2002       31.42           21.89           1.85

                                         2001       33.43           31.42              0
  [CHART]

   Year End Accumulation Unit Value

T. Rowe Price Mid-Cap Growth Division
  (c)................................... 2002        8.20            4.50          12.10

                                         2001        8.61            8.20              0
  [CHART]

   Year End Accumulation Unit Value

Loomis Sayles Small Cap Division (c).... 2002       21.13           16.20            .51

                                         2001       21.66           21.13              0
  [CHART]

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------

Russell 2000(R) Index Division (c)...... 2002      $11.67          $ 9.07           4.78

                                         2001       11.77           11.67              0
  [CHART]

   Year End Accumulation Unit Value

State Street Research Aurora Division
  (c)................................... 2002       13.81           10.61          22.51

                                         2001       14.10           13.81              0
  [CHART]

   Year End Accumulation Unit Value

Franklin Templeton Small Growth
  Division (c).......................... 2002        8.75            6.18              0

                                         2001        9.16            8.75              0
  [CHART]

   Year End Accumulation Unit Value

MET/AIM Small Cap Growth Division (d)... 2002       11.18            8.41            .02


  [CHART]

   Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth Division
  (c)................................... 2002       11.62            8.33            .49

                                         2001       11.85           11.62              0
  [CHART]

   Year End Accumulation Unit Value

PIMCO Innovation Division (c)........... 2002        6.05            2.93          11.78

                                         2001        7.03            6.05              0
  [CHART]

   Year End Accumulation Unit Value

Scudder Global Equity Division (c)...... 2002       11.74            9.63           7.13

                                         2001       12.49           11.74              0
  [CHART]

   Year End Accumulation Unit Value

Harris Oakmark International Division
  (d)................................... 2002       10.89            8.75           1.21


  [CHART]

   Year End Accumulation Unit Value

MFS Research International Division (c). 2002        8.32            7.19           3.59

                                         2001        8.99            8.32              0
  [CHART]

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------

Morgan Stanley EAFE(R) Index Division
  (c)................................... 2002      $ 8.40          $ 6.85          13.17

                                         2001        9.18            8.40              0
  [CHART]

   Year End Accumulation Unit Value
Putnam International Stock Division (c). 2002       10.52            8.48           4.16

                                         2001       11.30           10.52              0
  [CHART]

   Year End Accumulation Unit Value

American Funds Global Small
  Capitalization Division (c)........... 2002       13.08           10.35           6.01

                                         2001       13.44           13.08              0
  [CHART]

   Year End Accumulation Unit Value

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------

Lehman Brothers(R) Aggregate Bond
  Index Division (c)............... 2002      $11.46          $12.46         1270.56

                                    2001       11.23           11.46               0
   [CHART]

 Year End Accumulation Unit Value

PIMCO Total Return Division (c).... 2002       10.46           11.30         1550.34

                                    2001       10.26           10.46               0
   [CHART]

 Year End Accumulation Unit Value

Salomon Brothers U.S. Government
  Division (c)..................... 2002       14.94           15.87          883.29

                                    2001       14.64           14.94               0
   [CHART]

 Year End Accumulation Unit Value

State Street Research Bond Income
  Division (a)..................... 2002       43.36           46.31          207.29

                                    2001       42.18           43.36               0
   [CHART]

 Year End Accumulation Unit Value

Salomon Brothers Strategic Bond
  Opportunities Division (c)....... 2002       16.06           17.34          206.42

                                    2001       15.74           16.06               0
   [CHART]

 Year End Accumulation Unit Value

State Street Research Diversified
  Division (c)..................... 2002       37.06           31.50          212.79

                                    2001       38.00           37.06               0
   [CHART]

 Year End Accumulation Unit Value

Lord Abbett Bond Debenture
  Division (b)..................... 2002       10.58           10.57          108.57

                                    2001       10.84           10.58               0
   [CHART]

 Year End Accumulation Unit Value

American Funds Growth-Income
  Division (c)..................... 2002       85.37           68.74          127.46

                                    2001       88.86           85.37               0
   [CHART]

 Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------

MetLife Stock Index Division (c)... 2002      $ 36.62        $ 28.06         444.24

                                    2001        38.76          36.62              0
   [CHART]

 Year End Accumulation Unit Value

MFS Investors Trust Division (c)... 2002         8.33           6.56          73.89

                                    2001         8.75           8.33              0
   [CHART]

 Year End Accumulation Unit Value

MFS Research Managers Division (c). 2002         8.31           6.22          30.52

                                    2001         9.43           8.31              0
   [CHART]

 Year End Accumulation Unit Value

State Street Research Investment
  Trust Division (c)............... 2002        67.70          49.34          79.78

                                    2001        72.49          67.70              0
   [CHART]

 Year End Accumulation Unit Value

Davis Venture Value Division (c)... 2002        26.73          22.03         115.14

                                    2001        27.46          26.73              0
   [CHART]

 Year End Accumulation Unit Value

FI Structured Equity Division (d).. 2002        23.05          18.99          11.62


   [CHART]

Harris Oakmark Large Cap Value
  Division (c)..................... 2002        11.54           9.77         841.40

                                    2001        11.70          11.54              0
   [CHART]

 Year End Accumulation Unit Value

State Street Research Large Cap
  Value Division (d)............... 2002        10.00           7.93          61.99


   [CHART]

American Funds Growth Division (c). 2002       114.78          85.50         100.78

                                    2001       126.65         114.78              0
   [CHART]

 Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                            BEGINNING OF YEAR END OF YEAR    ACCUMULATION
PREFERENCE PLUS SELECT DEFERRED ANNUITIES TABLE II AND        ACCUMULATION    ACCUMULATION UNITS END OF YEAR
BAR CHART II (LOWEST POSSIBLE MIX)                     YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

          Janus Growth Division (c)(e)................ 2002      $ 7.75          $ 5.31         121.49

                                                       2001        8.87            7.75              0
             [CHART]

           Year End Accumulation Unit Value

          Met/Putnam Voyager Division (c)............. 2002        4.94            3.46         205.62

                                                       2001        5.40            4.94              0
             [CHART]


           Year End Accumulation Unit Value

          T. Rowe Price Large Cap Growth
            Division (c).............................. 2002       11.57            8.77         192.64

                                                       2001       11.70           11.57              0
             [CHART]

           Year End Accumulation Unit Value

          FI Mid Cap Opportunities Division
            (d)....................................... 2002       10.00            8.12          53.00


             [CHART]

           Year End Accumulation Unit Value

          MET/AIM Mid Cap Core Equity
            Division (d).............................. 2002       11.41            9.70          60.12


             [CHART]

          MetLife Mid Cap Stock Index
            Division (c).............................. 2002       10.35            8.68         569.76

                                                       2001       10.45           10.35              0
             [CHART]


           Year End Accumulation Unit Value

          Harris Oakmark Focused Value
            Division (c).............................. 2002       26.62           23.93         319.70

                                                       2001       25.72           26.62              0
             [CHART]


           Year End Accumulation Unit Value

          Neuberger Berman Partners Mid Cap
            Value Division (c)........................ 2002       15.14           13.50         222.74

                                                       2001       15.44           15.14              0
             [CHART]


           Year End Accumulation Unit Value

          Janus Mid Cap Division (c).................. 2002       15.79           11.05         147.10

                                                       2001       18.33           15.79              0
             [CHART]

           Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------

State Street Research Aggressive
  Growth Division (c).............. 2002      $35.78          $25.16          26.83

                                    2001       37.92           35.78              0
   [CHART]

 Year End Accumulation Unit Value

T. Rowe Price Mid-Cap Growth
  Division (c)..................... 2002        8.27            4.57         160.72

                                    2001        8.65            8.27              0
   [CHART]

 Year End Accumulation Unit Value

Loomis Sayles Small Cap Division
  (c).............................. 2002       22.73           17.59          30.56

                                    2001       23.21           22.73              0
   [CHART]

 Year End Accumulation Unit Value

Russell 2000(R) Index Division (c). 2002       12.03            9.43         325.52

                                    2001       12.08           12.03              0
   [CHART]

 Year End Accumulation Unit Value

State Street Research Aurora
  Division (c)..................... 2002       14.01           10.86         796.00

                                    2001       14.24           14.01              0
   [CHART]

 Year End Accumulation Unit Value

Franklin Templeton Small Cap
  Growth Division (c).............. 2002        8.81            6.28         139.63

                                    2001        9.18            8.81              0
   [CHART]

 Year End Accumulation Unit Value

MET/AIM Small Cap Growth Division
  (d).............................. 2002       11.24            8.51          46.27


   [CHART]

T. Rowe Price Small Cap Growth
  Division (c)..................... 2002       12.17            8.80         104.81

                                    2001       12.36           12.17              0
   [CHART]

 Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------

PIMCO Innovation Division (c)...... 2002      $ 6.10          $ 2.98         202.85

                                    2001        7.06            6.10              0
   [CHART]

 Year End Accumulation Unit Value

Scudder Global Equity Division (c). 2002       12.29           10.18         112.44

                                    2001       13.02           12.29              0
   [CHART]

 Year End Accumulation Unit Value

Harris Oakmark International
  Division (d)..................... 2002       10.91            8.85          26.55


   [CHART]

MFS Research International
  Division (c)..................... 2002        8.39            7.32         128.79

                                    2001        9.03            8.39              0
   [CHART]

 Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index
  Division (c)..................... 2002        8.65            7.12         634.34

                                    2001        9.42            8.65              0
   [CHART]

 Year End Accumulation Unit Value

Putnam International Stock
  Division (c)..................... 2002       11.65            9.48         178.14

                                    2001       12.45           11.65              0
   [CHART]

 Year End Accumulation Unit Value

American Funds Global Small
  Capitalization Division (c)...... 2002       13.55           10.82         175.90

                                    2001       13.87           13.55              0
   [CHART]

 Year End Accumulation Unit Value

-----------



(a)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.


(b)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.


(c)Inception date: August 3, 2001.


(d)Inception date: May 1, 2002.


(e)The assets in this investment division merged into the Janus Aggressive Growth Division on April 28, 2003. This investment division is no longer available under the Deferred Annuity.

METLIFE


       Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was
formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve approximately 12 million individuals in the U.S. and companies and institutions with 33 million employees and members. It also has international insurance operations in 12 countries.

                                   [GRAPHIC]

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
                                   [GRAPHIC]
[SIDEBAR: A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.]



    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.



The Deferred Annuities have a fixed interest rate option called the "Fixed Account." With the Fixed Account, your money earns a rate of interest that we guarantee. The Fixed Account is not available to all contractowners. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.


THE DEFERRED ANNUITY


    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.


All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.


The pay-out phase begins when you either take all of your money out of the account or elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."


The Deferred Annuity is offered in several variations, which we call "classes." Each class offers you the ability to choose certain features. Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If you purchase any of the optional death benefits, you receive the optional benefit in place of the Basic Death Benefit. Some features are not available with the Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State (when available), regardless of the class of the Deferred Annuity purchased. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:




[_]an Annual Step-Up Death Benefit;

[_]the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;


[_]an Earnings Preservation Benefit; and




[_]a Guaranteed Minimum Income Benefit.

Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.
                                   [GRAPHIC]
CLASSES OF THE DEFERRED ANNUITY

B CLASS


The B Class has a 1.25% annual Separate Account charge (1.40% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds investment division, 1.60% to 1.75%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.85% to 2.00%.


THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)


You may purchase a contract in the Bonus Class before your 81st birthday. If there are joint owners, the age of the oldest joint owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. Payments made after age 81 will not receive the 3% credit. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.85% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds investment division, 2.05% to 2.20%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds investment division, 2.30% to 2.45%. After you have held the contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.40% in the case of each American Funds investment division). After you have held the contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds investment division, 1.60% to 1.75%.



Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (If the Fixed Account is available, Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)


Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.


The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:


a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.


                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
Contract Year                  charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
1                                       $54,770                  $53,400
--------------------------------------------------------------------------------
2                                       $58,248                  $57,031
--------------------------------------------------------------------------------
3                                       $61,947                  $60,909
--------------------------------------------------------------------------------
4                                       $65,881                  $65,051
--------------------------------------------------------------------------------
5                                       $70,064                  $69,475
--------------------------------------------------------------------------------
6                                       $74,513                  $74,199
--------------------------------------------------------------------------------
7                                       $79,245                  $79,244
--------------------------------------------------------------------------------
8                                       $84,633                  $84,633
--------------------------------------------------------------------------------
9                                       $90,388                  $90,388
--------------------------------------------------------------------------------
10                                      $96,535                  $96,534
--------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.


Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.



If we agree to permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, a new contract will be issued in order to facilitate the distribution of payments. The new contract will be issued in the same contract class, except, if you had a Bonus Class Deferred Annuity, the contract will be issued as a B Class Deferred Annuity.

C CLASS


The C Class has a 1.65% annual Separate Account charge (1.80% in the case of each American Funds investment division) and no withdrawal charge. If you choose either of the optional death benefits, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds investment division, 2.00% to 2.15%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds investment division, 2.25% to 2.40%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market investment division is available in the C Class Deferred Annuity purchased after April 30, 2003.


L CLASS


The L Class has a 1.50% annual Separate Account charge (1.65% in the case of each American Funds investment division) and a declining three year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.85% to 2.00%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds investment division, 2.10% to 2.25%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

YOUR INVESTMENT CHOICES


The Metropolitan Fund, the Met Investors Fund and the American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities, Class E of the Metropolitan Fund and the Met Investors Fund, and Class 2 of the American Funds, each imposes a 12b-1 Plan fee.


[SIDEBAR: The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.]

The investment choices are listed in the approximate risk relationship among the available Portfolios, with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.




[SIDEBAR: The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.]

STATE STREET RESEARCH MONEY MARKET PORTFOLIO                                       [GRAPHIC]
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX         LOOMIS SAYLES SMALL CAP PORTFOLIO
 PORTFOLIO                                      RUSSELL 2000(R) INDEX PORTFOLIO
PIMCO TOTAL RETURN PORTFOLIO                    STATE STREET RESEARCH AURORA PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO      FRANKLIN TEMPLETON SMALL CAP GROWTH
STATE STREET RESEARCH BOND INCOME PORTFOLIO      PORTFOLIO
SALOMON BROTHERS STRATEGIC BOND                 MET/AIM SMALL CAP GROWTH PORTFOLIO
 OPPORTUNITIES PORTFOLIO                        T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO     PIMCO INNOVATION PORTFOLIO
LORD ABBETT BOND DEBENTURE PORTFOLIO            SCUDDER GLOBAL EQUITY PORTFOLIO
AMERICAN FUNDS GROWTH-INCOME PORTFOLIO          HARRIS OAKMARK INTERNATIONAL PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO                   MFS RESEARCH INTERNATIONAL PORTFOLIO
MFS INVESTORS TRUST PORTFOLIO                   MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
MFS RESEARCH MANAGERS PORTFOLIO                 PUTNAM INTERNATIONAL STOCK PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST          AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
 PORTFOLIO                                       PORTFOLIO
DAVIS VENTURE VALUE PORTFOLIO
FI STRUCTURED EQUITY PORTFOLIO
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO
AMERICAN FUNDS GROWTH PORTFOLIO
JANUS AGGRESSIVE GROWTH PORTFOLIO
MET/PUTNAM VOYAGER PORTFOLIO
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
FI MID CAP OPPORTUNITIES PORTFOLIO
MET/AIM MID CAP CORE EQUITY PORTFOLIO
METLIFE MID CAP STOCK INDEX PORTFOLIO
HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
NEUBERGER BERMAN PARTNERS MID CAP VALUE
 PORTFOLIO
JANUS MID CAP PORTFOLIO
STATE STREET RESEARCH AGGRESSIVE GROWTH
 PORTFOLIO
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO


[SIDEBAR: While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.]

Some of the investment choices may not be available under the terms of your Deferred Annuity. Your contract or other correspondence we provide you will indicate the investment divisions that are available to you. The State Street Research Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003 and, when available, a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. Your investment choices may be limited because:


[_]We have restricted the available investment divisions.
[_]Some of the investment divisions are not approved in your state.
[_]Your employer, association or other group contract holder limits the available investment divisions.


The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.



The Metropolitan Fund, the Met Investors Fund and the American Funds are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the Janus Mid Cap, the Harris Oakmark Focused Value and the Harris Oakmark International (formerly State Street Research Concentrated International) Portfolios, each Portfolio is "diversified" under the 1940 Act.



The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds.



In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

DEFERRED ANNUITIES

[SIDEBAR: These Deferred Annuities may be either issued to you as an individual or to a non-natural entity, such as a trust.]


This prospectus describes the following Deferred Annuities under which you can accumulate money:


  [_] Non-Qualified

  [_] Traditional IRAs (Individual Retirement Annuities)

  [_] Roth IRAs (Roth Individual Retirement Annuities)

  [_] SEPs (Simplified Employee Pensions)

  [_] SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual
      Retirement Annuities)
                                                                [GRAPHIC]
THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

[SIDEBAR: We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.]

AUTOMATED INVESTMENT STRATEGIES AND ENHANCED DOLLAR COST AVERAGING PROGRAM


  There are four automated investment strategies and an Enhanced Dollar Cost Averaging Program available to you. The Enhanced Dollar Cost Averaging
Program is not available to the Bonus or C Class Deferred Annuities. The Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003 and, when available, a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. The automated investment strategies and the Enhanced Dollar Cost Averaging Program are available to you without any additional charges. As with any investment program, none of them can guarantee a gain--you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced
Dollar Cost Averaging Program and either the Index Selector/SM/ or Rebalancer/SM/ in effect at the same time, but you may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator/SM/ or the Allocator./SM/




Enhanced Dollar Cost Averaging Program: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that you have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the investment divisions you choose. While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. Transfers are made on a first-in-first-out basis.


If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program you chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.



Unless you instruct us otherwise, if you cancel your participation in the Enhanced Dollar Cost Averaging Program, any remaining dollar amounts will be transferred to the Fixed Account or, in the case of a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit, to the State Street Research Money Market investment division. We may impose minimum purchase payments and other restrictions to utilize this program.

                                   EXAMPLE:



                                                                    Amount
                                                               Transferred from
                                                                  EDCA Fixed
                                                                  Account to
                                                 EDCA 6-Month      Selected
                                                    Program     PPS Investment
                               Date     Amount   Interest Rate   Division(s)
                             --------- -------   ------------- ----------------
A   Enhanced Dollar Cost
    Averaging Program
    ("EDCA") 6-Month
    Program Initial Purchase
    Payment                  5/1/2003  $12,000*      9.00%          $2,000*
-------------------------------------------------------------------------------
B                            6/1/2003                               $2,000
-------------------------------------------------------------------------------
C                            7/1/2003                               $2,000
-------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent Purchase
    Payment                  8/1/2003  $18,000**     8.00%         $5,000**
-------------------------------------------------------------------------------
E                            9/1/2003                               $5,000
-------------------------------------------------------------------------------
F                            10/1/2003                              $5,000
-------------------------------------------------------------------------------
G                            11/1/2003                              $5,000
-------------------------------------------------------------------------------
H                            12/1/2003                             $4,483.22



* $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.



** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.



The example is hypothetical and is not based upon actual previous or current rates.


                                   [GRAPHIC]

The Equity Generator/SM/: An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one investment division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

                                   [GRAPHIC]


The Rebalancer/SM/: You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program.


[GRAPHIC]


The Index Selector/SM/: You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is divided among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account (or the State Street Research Money Market investment division in lieu of the Fixed Account for C Class Deferred Annuities or Deferred Annuities issued in New York State with the optional Guaranteed Minimum Income Benefit). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these investment divisions and the Fixed Account (or the State Street Research Money Market investment division) is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.



You may utilize the Index Selector with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.


[GRAPHIC]


The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Account to any of the investment divisions you choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Account balance is exhausted, this strategy is automatically discontinued.



The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you can continue the strategy through periods of fluctuating prices.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:


                                                         Bonus       C           L
                                          B Class        Class     Class       Class
                                           ----------    -----     -----       ----------
a. Enhanced Dollar Cost Averaging           Yes           No        No          Yes
            Program ("EDCA")
-------------------------------------------------------------------------------------------
b. Choice of One Automated Investment
          Strategy
-------------------------------------------------------------------------------------------
 1. Equity Generator                        Yes           Yes       No          Yes
                                          (but not                            (but not
                                         with EDCA)                          with EDCA)
                                         --------------------------------------------------
                                         (but not with the optional Guaranteed Minimum
                                         Income Benefit, when available, in New York State)
-------------------------------------------------------------------------------------------
 2. Rebalancer                              Yes           Yes       Yes         Yes
-------------------------------------------------------------------------------------------
 3. Index Selector                          Yes           Yes       Yes         Yes
-------------------------------------------------------------------------------------------
 4. Allocator                               Yes           Yes       No          Yes
                                          (but not                            (but not
                                         with EDCA)                          with EDCA)
                                         --------------------------------------------------
                                         (but not with the optional Guaranteed Minimum
                                         Income Benefit, when available, in New York State)
-------------------------------------------------------------------------------------------


[SIDEBAR: You may make purchase payments to your Deferred Annuity whenever you choose, up to age 91 (89 in Massachusetts for the B and Bonus Class). However, Federal tax rules may limit the amount and frequency of your purchase payments.]

PURCHASE PAYMENTS


    The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth
IRA, SEP and SIMPLE IRA Deferred Annuities. The minimum initial purchase payment for automated purchase payments ("check-o-matic") for the B Class Non-Qualified Deferred Annuity is $500; the minimum initial automated purchase payment for the B Class Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100. If you choose to purchase a Bonus Class Deferred Annuity, the minimum initial purchase payment is $10,000. The minimum initial purchase payment for the C Class and L Class is $25,000. We reserve the right to accept amounts transferred from other annuity contracts that meet the minimum initial purchase payment at the time of the transfer request, but, at the time of receipt in good order, do not meet such requirements because of loss in market value.


If you are purchasing the Deferred Annuity as the beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.


You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through check-o-matic. The minimum subsequent purchase payment for all Deferred Annuities is $500, except for automated purchase payments, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law.

SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum initial and subsequent purchase payment amounts based upon the number of persons in the "group".



We will issue the B, C or L Class Deferred Annuity to you before your 91st birthday (89 in Massachusetts for the B Class). We will issue the Bonus Class Deferred Annuity to you before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class).


The chart below summarizes the minimum initial and subsequent purchase payments for each Contract Class:



                                               Bonus     C       L
                                 B Class       Class   Class   Class
                            ----------------  ------- ------- -------
Initial Purchase Payment         $5,000       $10,000 $25,000 $25,000
                                ($2,000:
                             Tradition IRA,
                              Roth IRA, SEP
                             and SIMPLE IRA)
---------------------------------------------------------------------
Subsequent Purchase Payment       $500         $500    $500    $500
---------------------------------------------------------------------
Automated Purchase Payments
---------------------------------------------------------------------
 Initial                          $500
                                 ($100:
                            Traditional IRA,
                              Roth IRA, SEP
                             and SIMPLE IRA)  $10,000 $25,000 $25,000
---------------------------------------------------------------------
 Subsequent                       $100         $100    $100    $100
                            -----------------------------------------
                                (or any amount we are required to
                                accept under applicable tax law)
---------------------------------------------------------------------


ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.






                                   [GRAPHIC]

AUTOMATED PURCHASE PAYMENTS

You may elect to have purchase payments made automatically. With check-o-matic your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

[_]Federal tax laws or regulatory requirements;

[_]Our right to limit the total of your purchase payments to $1,000,000; and


[_]Our right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for a Fixed Account allocation (e.g., $1,000,000).

THE VALUE OF YOUR INVESTMENT


   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

                                   [GRAPHIC]

This is how we calculate the Accumulation Unit Value for each investment division:

[_]First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

[_]Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

[SIDEBAR: You may transfer money within your contract. You will not incur current taxes on your earnings or any withdrawal charges as a result of transferring your money.]


   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an investment division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). For us to process a transfer, you must tell us:


[_]The percentage or dollar amount of the transfer;

[_]The investment divisions (or Fixed Account) from which you want the money to be transferred;

[_]The investment divisions (or Fixed Account) to which you want the money to be transferred; and

[_]Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 30, 2003, or, when available, a Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).


Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.


The Deferred Annuity is not designed to permit market timing. Accordingly, we reserve the right to: (1) defer the transfer privilege at any time that we are unable to purchase or redeem shares in the Portfolios, to the extent permitted by law; (2) limit the number of transfers you may make each Contract Year;
(3) limit the dollar amount that may be transferred at any one time.;
(4) charge a transfer fee; and (5) impose limitations and modifications where exercise of the transfer privilege creates or would create a disadvantage to other contract owners. Examples of these limitations or modifications include, but are not limited to: (1) imposing a minimum time period between each transfer; and (2) requiring a signed, written request to make the transfer. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.



Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.



We may require you to use our original forms.

                                   [GRAPHIC]
ACCESS TO YOUR MONEY

[SIDEBAR: Income taxes, tax penalties and withdrawal charges may apply to any withdrawal you make.]


   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:


[_] The percentage or dollar amount of the withdrawal; and

[_] The investment divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which you want the money to be withdrawn.

[SIDEBAR: We will withdraw your Systematic Withdrawal Program payments from the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program or investment divisions you select, either pro-rata or in the proportions you request.]

                                   [GRAPHIC]

Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM


Under this program and subject to approval in your state, you may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. For all contract classes, except for the C Class, payments may only be made monthly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued you the contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.



If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that you selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any investment divisions in which you then have money.



[SIDEBAR: If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request that the payment date be the 20th day of the month.]

Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When you select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month after the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at anytime. We must receive any request in good order at least 30 days in advance. Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office.

[SIDEBAR: Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity payout option.]

Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

[SIDEBAR: The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.]
                                   [GRAPHIC]
CHARGES


  There are two types of charges you pay while you have money in an investment division:

[_] Separate Account charge, and

[_] Investment-related charge.

SEPARATE ACCOUNT CHARGE

Each class of the Deferred Annuity has a different Separate Account charge. You will pay the Separate Account charge annually based on the average daily value of the amount you have in the Separate Account. This charge includes insurance-related charges that pay us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the contract.

                           SEPARATE ACCOUNT CHARGES*


                                                   Bonus
                                          B Class Class** C Class L Class
                                          ------- ------- ------- -------
Basic Death Benefit                        1.25%   1.70%   1.65%   1.50%
-------------------------------------------------------------------------
Optional Annual Step-Up Death Benefit      1.45%   1.90%   1.85%   1.70%
-------------------------------------------------------------------------
Optional Greater of Annual Step-Up or 5%
  Annual Increase Death Benefit            1.60%   2.05%   2.00%   1.85%
-------------------------------------------------------------------------
Optional Earnings Preservation Benefit***   .25%    .25%    .25%    .25%


* We currently charge an additional Separate Account charge of 0.15% of average daily net assets in the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.

    We reserve the right to impose an increased Separate Account charge on investment divisions that we add to the contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

** The Separate Account charge for the Bonus Class will be reduced by 0.45% after you have held the contract for seven years.

*** This charge is in addition to the Separate Account charge with the death benefit chosen.

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class E, which has a 0.15% 12b-1 Plan fee. Class 2 shares of the available American Funds have a 0.25% 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.


ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro-rata basis from the investment divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.



OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT


The Guaranteed Minimum Income Benefit is available for an additional charge of 0.50% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (The charge is 0.45% if you purchase the Guaranteed Minimum Income Benefit and one of the optional death benefits.) We take amounts from the Separate Account by canceling accumulation units from your Separate Account.


PREMIUM AND OTHER TAXES


   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, currently range from 0.5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.



We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


WITHDRAWAL CHARGES

[SIDEBAR: You will not pay a withdrawal charge on any purchase payments made more than 7 years ago for the B and Bonus Class contracts, 3 years ago for the L Class contract or at all on the C Class contract.]

   A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. There are no withdrawal charges for the C
Class Deferred Annuity. To determine the withdrawal charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from earnings, then from amounts (other than earnings) that can be withdrawn without a withdrawal charge and then from purchase payments, each on a "first-in-first-out" (oldest money first) basis. Once we have determined the amount of the withdrawal charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the investment divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on purchase payments withdrawn for each class is as follows:


IF WITHDRAWN DURING YEAR B CLASS BONUS CLASS C CLASS L CLASS
------------------------ ------- ----------- ------- -------
       1................    7%        9%      None      7%
       2................    6%        8%                6%
       3................    6%        8%                5%
       4................    5%        7%                0%
       5................    4%        6%                0%
       6................    3%        4%                0%
       7................    2%        3%                0%
       Thereafter.......    0%        0%                0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.



WHEN NO WITHDRAWAL CHARGE APPLIES

[SIDEBAR: Withdrawal charges never apply to transfers among investment divisions, transfers to or from the Fixed Account or transfers from the Enhanced Dollar Cost Averaging Program.]
                                   [GRAPHIC]

In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

[_]If you have a C Class Deferred Annuity.

[_]On transfers you make within your Deferred Annuity.

[_]On withdrawals of purchase payments you made over seven years ago for the B
   Class, seven years ago for the Bonus Class and three years ago for the L
   Class.

[_]If you choose payments over one or more lifetimes.

[_]If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.


[_]If your contract permits and your spouse is substituted as the owner of the Deferred Annuity and continues the contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

[_]If you withdraw only your earnings from the investment divisions.


[_]During the first Contract Year, if you are in the Systematic Withdrawal
   Program, and you withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis.




[_]After the first Contract Year, if you withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.


[_]If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Internal Revenue Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity.


[_]If you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.


[_]If you properly "recharacterize" as permitted under Federal tax law your Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.


[_]After the first Contract Year, if approved in your state, and your contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you have been either the owner continuously since the issue of the contract or the spouse who continues the contract:


   . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or



   . Is diagnosed with a terminal illness and not expected to live more than 12 months.


[_] After the first Contract Year, if approved in your state, and your contract provides for this, if you are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon contracts) and if you have been the owner continuously since the issue of the contract or the spouse who continues the contract.


[_] If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

                                   [GRAPHIC]


Any Bonus does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.


DEATH BENEFIT--GENERALLY

    One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

We only pay the death benefit when we receive both proof of death and instructions for payment in good order.


Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment. If you purchased the contract as a deceased person's beneficiary under an IRA, your beneficiary may be limited by tax law as to the method of distribution of any death benefit. Please see the Tax Section of this Prospectus.


If the beneficiary is your spouse, the beneficiary may be substituted as the owner of the Deferred Annuity and continue the contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the contract, unless the deceased spouse had previously purchased the benefit at issue of the contract. Any amounts in the Deferred Annuity would be subject to applicable withdrawal charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.


If the spouse continues the Deferred Annuity, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), are reset on the date the spouse continues the Deferred Annuity.


In the future, we anticipate permitting your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We will issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The new contract will be issued in the same contract class as your contract, except, if you had a Bonus Class Deferred Annuity, the contract will be issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary would be permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary also would be permitted to choose any optional benefit available under the contract, but certain contract provisions or programs may not be available.


If your beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law as to the method of distribution of any death benefit.




If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), are reset on the date of the change in owner.

If you are a non-natural person, then the life of the annuitant is the basis for determining the death benefit. If there are joint owners, the oldest of the two will be used as a basis for determining the death benefit.

Where there are multiple beneficiaries, we will only value the death benefit as of the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

For the purposes of the following death benefit calculations, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

BASIC DEATH BENEFIT

If you die during the pay-in phase and you have not chosen one of the optional death benefits, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal; or


3. "Highest Account Balance" as of each fifth Contract Anniversary, determined as follows:


   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-highest Account Balance to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal and set the highest Account Balance equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

                                   EXAMPLE:


                                          Date                     Amount
                              ---------------------------- -----------------------
A   Initial Purchase                   10/1/2001                  $100,000
    Payment
----------------------------------------------------------------------------------
B   Account Balance                    10/1/2002                  $104,000
                              (First Contract Anniversary)
----------------------------------------------------------------------------------
C   Death Benefit                   As of 10/1/2002               $104,000
                                                           (= greater of A and B)
----------------------------------------------------------------------------------
D   Account Balance                    10/1/2003                   $90,000
                                    (Second Contract
                                      Anniversary)
----------------------------------------------------------------------------------
E   Death Benefit                      10/1/2003                  $100,000
                                                           (= greater of A and D)
----------------------------------------------------------------------------------
F   Withdrawal                         10/2/2003                   $9,000
----------------------------------------------------------------------------------
G   Percentage Reduction in            10/2/2003                     10%
    Account Balance                                                (= F/D)
----------------------------------------------------------------------------------
H   Account Balance                    10/2/2003                   $81,000
    after Withdrawal                                              (= D - F)
----------------------------------------------------------------------------------
I   Purchase Payments reduced            As of                     $90,000
    for Withdrawal                     10/2/2003               [= A - (A X G)]
----------------------------------------------------------------------------------
J   Death Benefit                      10/2/2003                   $90,000
                                                           (= greater of H and I)
----------------------------------------------------------------------------------
K   Account Balance                    10/1/2006                  $125,000
----------------------------------------------------------------------------------
L   Death Benefit (Highest          As of 10/1/2006               $125,000
    Account Balance)              (Fifth Anniversary)      (= greater of I and K)
----------------------------------------------------------------------------------
M   Account Balance                    10/2/2006                  $110,000
----------------------------------------------------------------------------------
N   Death Benefit                        As of                    $125,000
                                       10/2/2006           (= greatest of I, L, M)

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


Account Balances on 10/1/03 and 10/2/03 are assumed to be equal prior to the withdrawal.

                                   [GRAPHIC]
OPTIONAL BENEFITS


Please note that the decision to purchase optional benefits is made at the time of application and is irrevocable. The optional benefit is in effect until it terminates. Please note further that, in the case of the optional death benefits, the Earnings Preservation Benefit and Guaranteed Minimum Income Benefit, the annual increase amount and Highest Account Balance as of the applicable Contract Anniversary, is frozen at the Contract Anniversary immediately preceding your 81st birthday (unless you make additional purchase payments or subsequent partial withdrawals to determine the Highest Account Balance). You continue to bear the costs of these optional benefits after that date before you enter the income or pay-out period. With regard to the Guaranteed Minimum Income Benefit, you must be in the "pay-in" phase of the contract for a least 10 years prior to commencing income payments guaranteed by this benefit. Optional benefits are available subject to state approval.




ANNUAL STEP-UP DEATH BENEFIT


   You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance; or


2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:


   .  At issue, the highest Account Balance is your initial purchase payment;


   .  Increase the highest Account Balance by each subsequent purchase payment;



   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;



   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.



   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:



      . Increase the highest Account Balance by each subsequent purchase payment or



      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.


You may not purchase this benefit if you are 80 years of age or older.


The Annual Step-Up Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.20% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


                                           Date                      Amount
                               ----------------------------- ----------------------
A   Initial Purchase                     10/1/2001                  $100,000
    Payment
-----------------------------------------------------------------------------------
B   Account Balance                      10/1/2002                  $104,000
                               (First Contract Anniversary)
-----------------------------------------------------------------------------------
C   Death Benefit                     As of 10/1/2002               $104,000
    (Highest Account                                         (= greater of A and B)
    Balance)
-----------------------------------------------------------------------------------
D   Account Balance                      10/1/2003                  $90,000
                               (Second Contract Anniversary)
-----------------------------------------------------------------------------------
E   Death Benefit                        10/1/2003                  $104,000
    (Highest                                                 (= greater of B and D)
    Contract Year Anniversary)
-----------------------------------------------------------------------------------
F   Withdrawal                           10/2/2003                   $9,000
-----------------------------------------------------------------------------------
G   Percentage                           10/2/2003                    10%
    Reduction in                                                    (= F/D)
    Account Balance
-----------------------------------------------------------------------------------
H   Account Balance                      10/2/2003                  $81,000
    after Withdrawal                                                (= D-F)
-----------------------------------------------------------------------------------
I   Highest Account                   As of 10/2/2003               $93,600
    Balance reduced
    for Withdrawal                                                (= E-(EXG))
-----------------------------------------------------------------------------------
J   Death Benefit                        10/2/2003                  $93,600
                                                             (= greater of H and I)
-----------------------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


The Account Balances on 10/1/03 and 10/2/03 are assumed to be equal prior to the withdrawal.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance; or

2. The annual increase amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal); or


3. "Highest Account Balance" as of each Contract Anniversary, determined as follows:


   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

You may not purchase this benefit if you are 80 years of age or older.


The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.35% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


                                       Date                         Amount
                           ----------------------------- ----------------------------
A   Initial Purchase                 10/1/2001                     $100,000
    Payment
-------------------------------------------------------------------------------------
B   Account Balance                  10/1/2002                     $104,000
                           (First Contract Anniversary)
-------------------------------------------------------------------------------------
C1  Account Balance                  10/1/2002                     $104,000
    (Highest Account                                        (= greater of A and B)
    Balance)
-------------------------------------------------------------------------------------
C2  5% Annual                        10/1/2002                     $105,000
    Increase Amount                                               (= AX1.05)
-------------------------------------------------------------------------------------
C3  Death Benefit                 As of 10/1/2002                  $105,000
                                                           (= greater of C1 and C2)
-------------------------------------------------------------------------------------
D   Account Balance                  10/1/2003                     $90,000
                           (Second Contract Anniversary)
-------------------------------------------------------------------------------------
E1  Highest Account                  10/1/2003                     $104,000
    Balance                                                (= greater of C1 and D)
-------------------------------------------------------------------------------------
E2  5% Annual                     As of 10/1/2003                  $110,250
    Increase Amount                                            (= AX1.05X1.05)
-------------------------------------------------------------------------------------
E3  Death Benefit                    10/1/2003                     $110,250
                                                           (= greater of E1 and E2)
-------------------------------------------------------------------------------------
F   Withdrawal                       10/2/2003                      $9,000
-------------------------------------------------------------------------------------
G   Percentage                       10/2/2003                       10%
    Reduction in                                                   (= F/D)
    Account Balance
-------------------------------------------------------------------------------------
H   Account Balance                  10/2/2003                     $81,000
    after Withdrawal                                               (= D-F)
-------------------------------------------------------------------------------------
I1  Highest Account               As of 10/2/2003                  $93,600
    Balance reduced                                             (= E1-(E1XG))
    for Withdrawal
-------------------------------------------------------------------------------------
I2  5% Annual                     As of 10/2/2003                  $99,239
    Increase Amount                                             (= E2-(E2XG).
    reduced for Withdrawal                               Note: E2 includes additional
                                                            day of interest at 5%)
-------------------------------------------------------------------------------------
I3  Death Benefit                    10/2/2003                     $99,239
                                                         (= greatest of H, I1 and I2)
-------------------------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


The Account Balances on 10/1/03 and 10/02/03 are assumed to be equal prior to the withdrawal.


All amounts are rounded to the nearest dollar.

EARNINGS PRESERVATION BENEFIT


You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.


This benefit provides that an additional death benefit is payable equal to:


The difference between



1. Your death benefit (either the basic death benefit or an optional death benefit for which you pay an additional charge); and



2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or


On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal; and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when you purchased the Contract:


          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if you are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable withdrawal charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the contract, the spouse can choose one of the following two options:

   . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

   . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new owner as of the date of the change in owner.

If you are a non-natural person, the life of the annuitant is the basis for determining the additional death benefit. If there are joint owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:


                                              Date          Amount
                                            --------- --------------
       A   Purchase Payments Not Withdrawn  10/1/2001      $100,000
       ------------------------------------------------------------------
       B   Death Benefit                    10/1/2002      $105,000
       ------------------------------------------------------------------
       C   Additional Death Benefit         10/1/2002       $2,000
                                                       (= 40% x (B - A))
       ------------------------------------------------------------------
       D   Account Balance                  10/1/2003       $90,000
       ------------------------------------------------------------------
       E   Withdrawal                       10/2/2003       $9,000
       ------------------------------------------------------------------
       F   Account Balance after Withdrawal 10/2/2003       $81,000
                                                           (= D - E)
       ------------------------------------------------------------------
       G   Purchase Payments Not Withdrawn  10/2/2003       $91,000
                                                            (= A-E,
                                                       because there is
                                                          no gain at
                                                      time of withdrawal)
       ------------------------------------------------------------------
       H   Death Benefit                    10/2/2003       $99,239
       ------------------------------------------------------------------
       I   Additional Death Benefit                         $3,296
                                                       (= 40% x (H - G))
       ------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.

GUARANTEED MINIMUM INCOME BENEFIT (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND ADVERTISING)
                                   [GRAPHIC]


You may purchase this benefit at application (up to but not including age 76) which guarantees a stated income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity rather than the guaranteed amount purchased under this benefit. This benefit is intended to protect you against poor investment performance. The Guaranteed Minimum Income Benefit does not establish or guarantee an Account Balance or minimum return for any investment division.





This benefit may only be exercised by the owner no later than the Contract Anniversary immediately after the owner's 85th birthday, after a 10 year waiting period and then only within a 30 day period following the Contract Anniversary. If you are a non-natural person, then the age of the annuitant is the basis for determining the birthday. Partial annuitization is not permitted under this optional benefit and no change in owners of the contract is permitted. Withdrawal charges are not waived if you exercise this option while withdrawal charges apply.


The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:


     Age at Pay-Out                Guarantee
-----------------------------------------------------
           80                       9 years
-----------------------------------------------------
           81                       8 years
-----------------------------------------------------
           82                       7 years
-----------------------------------------------------
           83                       6 years
-----------------------------------------------------
        84 and 85                   5 years
-----------------------------------------------------

The guaranteed minimum income base is equal to the greatest of:

1. The annual increase amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal. The withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 6% of the annual increase amount at the previous Contract Anniversary. If total withdrawals in a Contract Year are less than 6% of the annual increase amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total partial withdrawals treated as a single withdrawal at the end of the Contract Year; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:


   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.


This base is then applied to the annuity rates guaranteed in the Guaranteed Minimum Income Benefit rider. The rates used are the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age, sex and the income type you select. You may also choose to receive income payments by applying your Account Balance (less any premium taxes and applicable contract fees) to our then current annuity rates if that would produce greater income payments than those guaranteed under this benefit.



For purposes of determining the Highest Account Balance as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.


This option will terminate:

1. The 30th day following the Contract Anniversary immediately after the owner's 85th birthday;


2. When you take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied);



3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (A pro-rata portion of the charge will be applied);



4. The owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Deferred Annuity, or the annuitant dies (if the owner is not a natural person); or

5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person).


The Guaranteed Minimum Income Benefit is available in Deferred Annuities purchased after April 30, 2003, for an additional charge of 0.50% (0.45% if purchased with either of the optional death benefits) of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, and, when available, a Deferred Annuity issued in New York State with this optional benefit. The Enhanced Dollar Cost
Averaging Program is not available in the C and Bonus Classes Deferred Annuity.)


   EXAMPLE:
(This calculation ignores the impact of highest Account Balance which could further increase the guaranteed minimum income base.)
   At issue, male, age 55
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000X1.06/10/ = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

   Guaranteed Minimum Income Benefit annuity factor, male, age 65 = $4.40 per month per $1,000 applied for lifetime income with 10 years guaranteed.

   $179,085 X $4.40 = $788 per month.
   $1,000





                                               Guaranteed
                                                Minimum
                       (Male)                    Income
                      Issue Age Age at Pay-Out   Floor
                      -----------------------------------
                         55           65         $  788
                      -----------------------------------
                                      70         $1,186
                      -----------------------------------
                                      75         $1,812
                      -----------------------------------

The above chart ignores the impact of premium and other taxes.

PAY-OUT OPTIONS (OR INCOME OPTIONS)
[SIDEBAR: The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.]
                                   [GRAPHIC]
[SIDEBAR: You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.]


   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available.
You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred
Annuity for any minimum time period before you may annuitize. However, the annuitant may not be older than 95 years old when you select a pay-out option (age 90 or ten years after you have purchased your Deferred Annuity in New York State). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments.


[SIDEBAR: Should our current rates for a fixed pay-out option for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those quoted in your contract, we will use the current rates.]

When considering a pay-out option, you should think about whether you want:


[_] Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and


[_] A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.


By the time the annuitant reaches age 95 (age 90 or ten years after issue of your Deferred Annuity in New York State), and if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option.

INCOME PAYMENT TYPES

   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

[SIDEBAR: Many times, the Owner and the Annuitant are the same person.]

There are three people who are involved in payments under your pay-out option:

[_]Owner: the person or entity which has all rights including the right to direct who receives payment.


[_]Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.


[_]Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the owner dies.

[SIDEBAR: When deciding how to receive income, consider:
.. The amount of income you need;
.. The amount you expect to receive from other sources;
.. The growth potential of other investments; and .. How long you would like your income to be guaranteed.]
                                   [GRAPHIC]

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. We may limit income payment types offered to meet federal tax law requirements.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.


LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.


LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

[GRAPHIC]

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or transfer into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against transfers.) We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR
[SIDEBAR: The AIR is stated in your contract and may range from 3% to 6%.]

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

[_]First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;
[_]Next, we subtract the daily equivalent of the Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

[_]Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

[_]Finally, we multiply the previous Annuity Unit Value by this result.

TRANSFER PRIVILEGE


   During the pay-out phase of the Deferred Annuity, you may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Each transfer must be at least $500 or, if less, your entire balance in an investment division. Once you transfer money into the Fixed Income Option, you may not later transfer it into an investment division. There is no withdrawal charge to make a transfer.

                                   [GRAPHIC]

[SIDEBAR: Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.]

For us to process a transfer, you must tell us:

[_]The percentage or dollar amount of the transfer;

[_]The investment divisions (or Fixed Income Option) to which you want to transfer; and


[_]The investment divisions from which you want to transfer.


We may require that you use our original forms to make transfers.


We reserve the right to restrict transfers to the Fixed Income Option (1) if the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate stated in your Deferred Annuity; or (2) your allocation and transfers to the Fixed Income Option is equal to or exceeds our maximum for the Fixed Account and Enhanced Dollar Cost Averaging Program allocations (e.g., $1,000,000).


Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

The income phase of the Deferred Annuity is not designed to permit market timing. Accordingly, we reserve the right to: (1) defer the transfer privilege at any time that we are unable to purchase or redeem shares in the Portfolios, to the extent permitted by law; (2) limit the number of transfers you may make each Contract Year; (3) limit the dollar amount that may be transferred at any one time; (4) charge a transfer fee; and (5) impose limitations and modifications where exercise of the transfer privilege creates or would create a disadvantage to other contract owners. Examples of these limitations or modifications include, but are not limited to: (1) imposing a minimum time period between each transfer; and (2) requiring a signed, written request to make the transfer. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed our next business day.

[SIDEBAR: The Separate Account charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.]

CHARGES



   You pay the Basic Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment.

GENERAL INFORMATION


ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

                                   [GRAPHIC]
[SIDEBAR: Generally, your requests including all subsequent purchase payments are effective the day we receive them at your Administrative Office in good order.]

Send your purchase payments, by check or money order made payable to "MetLife," to your Administrative Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

[_]On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

[_]After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract-holders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.



If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.


BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone virtually 24 hours a day, 7 days a week, unless prohibited by state law. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

[_]Account Balance

[_]Unit Values

[_]Current rates for the Fixed Account

[_]Transfers

[_]Changes to investment strategies

[_]Changes in the allocation of future purchase payments.

                                   [GRAPHIC]

[SIDEBAR: You may authorize your sales representative to make transactions on your behalf. You must complete our form and we must agree.]
Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

[_]any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

[_]any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the the death benefit instead. If the beneficiary is your spouse, the spouse may be substituted as the owner of the Deferred Annuity and continue the contract. In the future, we may permit the beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners, including those who engage in market timing transactions.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer when:

[_]rules of the Securities and Exchange Commission so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

[_]during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE


     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

                                   [GRAPHIC]

[SIDEBAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.]


YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market investment division, we state yield for a seven day period.



CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges and the charge for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. Withdrawal charges would reduce performance experience.



AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They do not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit.



Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. This percentage return assumes that there have been no withdrawals or other unrelated transactions.



For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.



We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.


Past performance is no guarantee of future results.


We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.


We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.


We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.


We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.


Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

[_] To operate the Separate Account in any form permitted by law.


[_] To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).


[_] To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

[_] To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.


[_] To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS


   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Met Investors Fund or
American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.


We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


[_]The shares for which voting instructions are received, and

[_]The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES


   All Deferred Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a



                                   [GRAPHIC]
broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.



The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.



We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we may pay an amount up to 1% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.


FINANCIAL STATEMENTS


   The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte
& Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY


We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuity.

INCOME TAXES

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law.

                                   [GRAPHIC]
[SIDEBAR: Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.]

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also an owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


GENERAL


   Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as an available guaranteed income for life.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

                                   [GRAPHIC]
When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

[_] annuity you purchase (e.g., Non-Qualified or IRA); and

[_] payment method or income payment type you elect.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                          Type of Contract
                                        --------------------
                                           Non    Trad. Roth SIMPLE
                                        Qualified  IRA  IRA   IRA*  SEP
                                        --------- ----- ---- ------ ---

In a series of substantially equal
payments made annually (or more
frequently) for life or life expectancy
(SEPP)                                      x       x    x     x     x

After you die                               x       x    x     x     x

After you become totally disabled (as
defined in the Code)                        x       x    x     x     x

To pay deductible medical expenses                  x    x     x     x

To pay medical insurance premiums
if you are unemployed                               x    x     x     x

For qualified higher education
expenses, or                                        x    x     x     x

For qualified first time home
purchases up to $10,000                             x    x     x     x

After December 31, 1999 for IRS
levies                                              x    x     x     x

Certain immediate income annuities
providing a series of substantially
equal periodic payments made
annually (or more frequently) over
the specified payment period                x

* For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SEPARATE ACCOUNT CHARGES

It is possible that the Internal Revenue Service ("IRS") may take a position that charges for certain death benefits and/or other optional benefits are deemed to be taxable distributions to you, which may be subject to ordinary income taxes and the 10% penalty tax if you are under age 59 1/2. You should consult your tax adviser regarding your death benefit and other optional benefits prior to selecting any optional benefit under the Deferred Annuity.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest.


Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.


[SIDEBAR: You may combine the money required to be withdrawn from each of your Traditional IRAs and SEPs and withdraw this amount from any one or more of them.]

MINIMUM DISTRIBUTION REQUIREMENTS FOR TRADITIONAL IRAS AND SEPS

As the table below shows, generally you must receive your entire interest in your Traditional IRA, SIMPLE IRA or SEP or begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.


A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.



                          Type of Contract
                   -------------------------------
                     Non -   Trad. Roth SIMPLE
                   Qualified  IRA  IRA   IRA   SEP
                   --------- ----- ---- ------ ---
Age 70 1/2 Minimum
distribution
rules apply           no      yes   no   yes   yes


It is not clear whether income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing an income option.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.

[SIDEBAR: After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.]

NON-QUALIFIED ANNUITIES

[_]Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the contract.

[_]Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

[_]Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

[_]When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

[_]Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

[_]In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest or, in the case of an insurance company, to deduct insurance reserves or incurred losses.

[_]Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

[_]Possible taxation of transfers between investment divisions or transfers from an investment division to the Fixed Account or Fixed Income Option.

[_]Possible taxation as if you were the owner of your portion of the Separate
   Account's assets.

[_]Possible limits on the number of funding options available or the frequency of transfers among them.


We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contractholders in the investment divisions from adverse tax consequences.


PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your contract may limit them.

PARTIAL AND FULL WITHDRAWALS


Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as:


[_]First coming from earnings (and thus subject to income tax); and

[_]Then from your purchase payments (which are not subject to income tax).

[_]This rule does not apply to payments made pursuant to an income pay-out option under your contract.

[_]In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME PAYMENTS


Different tax rules generally apply to payments made pursuant to an income annuity pay-out option under your contract. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:


[_]A non-taxable return of your purchase payments; and

[_]A taxable payment of earnings.

The IRS has not approved the use of an exclusion ratio when only part of an account balance is used to convert to income payments.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into a fixed option.


We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


These rules also generally apply to income payments made to your beneficiary as a death benefit.

Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

[SIDEBAR: If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the contract.]

DEATH BENEFITS

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).


If you die before the annuity starting date, as defined under Treasury Regulations, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.



If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.


If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

Where the owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPS]

The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

                                   [GRAPHIC]

IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.


The Deferred Annuity (and optional death benefits and appropriate IRA tax endorsements) has been submitted to the IRS for review and approval as to form. Disqualification of the Deferred Annuity as an IRA could result in the immediate taxation of amounts held in the contract and other adverse tax consequences.


Consult your tax adviser prior to the purchase of the contract as a Traditional, Roth IRA, SIMPLE IRA or SEP.




The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:



[_]increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;



[_]adding "catch-up" contributions for taxpayers age 50 and above; and



[_]adding enhanced portability features.


You should consult your tax adviser regarding these changes.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.

[_]You must be both the owner and the annuitant under the contract.

[_]Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the contract.


[_]You can transfer your IRA proceeds to a similar IRA, certain qualified retirement plans (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.


[SIDEBAR: In some cases, your purchase payments may be tax deductible.]

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:


[_]Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year ($3,000 for 2003-2004.) This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions.


[_]Beginning in 2002, individuals age 50 or older can make an additional
   "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.


[_]Purchase payments in excess of allocable amounts may be subject to a penalty tax.


[_]Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

[_]These age and dollar limits do not apply to tax-free rollovers or transfers.

[_]If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).


[_]If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.



Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2003, if you are an "active participant" in another retirement plan and if your adjusted gross income is $40,000 or less ($60,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $50,000 ($70,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.


WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

[SIDEBAR: For 2003-2004 annual purchase payments to your Traditional IRAs and Roth IRAs, the aggregate may not exceed the lesser of $3,000 or 100% of your compensation as defined by the Code for individuals under age 50.]


Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the deductible amount ($3,000 for tax years 2003-2004), including contributions to all your Traditional and Roth IRAs). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). In 2003 individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006. You may contribute up to the annual purchase payment limit in 2003 if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your modified adjusted gross income is between:



         Status                Income
         ------                ------
       Individual         $95,000-$110,000
 Married filing jointly   $150,000-$160,000
Married filing separately    $0-$10,000

.. Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

..  You can contribute to a Roth IRA after age 70 1/2.

.. If you exceed the purchase payment limits you may be subject to a tax penalty.

.. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

[GRAPHIC]

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

[_]The withdrawal is made:

.. At least five taxable years after your first purchase payment to a Roth IRA, and

[_]The withdrawal is made:

..  On or after the date you reach age 59 1/2;

..  Upon your death or disability; or

..  For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

[_]The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

[_]The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

[_]The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.


CONVERSION
[SIDEBAR: If you are married but file separately, you may not convert an existing IRA into a Roth IRA.]

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRA transfers and rollovers. Please consult your tax advisor; see the SAI for additional information.

TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION


                                                                       PAGE

     COVER PAGE.......................................................   1

     TABLE OF CONTENTS................................................   1

     INDEPENDENT AUDITORS.............................................   2

     DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
       ANNUITIES......................................................   2

     EXPERIENCE FACTOR................................................   2

     VARIABLE INCOME PAYMENTS.........................................   2

     INVESTMENT MANAGEMENT FEES.......................................   5

     PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE ACCOUNT.......   8

     VOTING RIGHTS....................................................  11

     ERISA............................................................  12

     TAXES--SIMPLE IRAS ELIGIBILITY AND CONTRIBUTIONS.................  12

     PERFORMANCE DATA.................................................  13

     ACCUMULATION UNIT VALUES TABLES..................................  22

     FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.....................

     FINANCIAL STATEMENTS OF METLIFE..................................


                                   [GRAPHIC]

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.
                                   [GRAPHIC]


                                     Non-Qualified IRA and SEP,
                                     Annuities     Annuities(1)
                California.......... 2.35%         0.5%(2)
                Maine............... 2.0%          --
                Nevada.............. 3.5%          --
                Puerto Rico......... 1.0%          1.0%
                South Dakota........ 1.25%         --
                West Virginia....... 1.0%          1.0%
                Wyoming............. 1.0%          --

-----------
/1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."

/2/With respect to annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

PEANUTS (C) United Feature Syndicate, Inc.


(C) 2003 Metropolitan Life Insurance Company

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.


[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and
    Met Investors Series Trust


[_] American Funds Insurance Series

[_] I have changed my address. My current address is:

________________________
                                                Name __________________________
    (Contract Number)

                                             Address __________________________

________________________
                                                      _________________________
      (Signature)
                                                                            zip


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893

                                    [LOGO] MetLife(R)

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY




              E0304BAPU(exp0504) MLIC-LD 0230791(0503) Printed in
              U.S.A. PPSPROSP(0503)

                    APPENDIX FOR GRAPHIC AND IMAGE MATERIAL

    Pursuant to Rule 304 of Regulation S-T, the following table presents fair and accurate narrative descriptions of graphic and image material omitted from the EDGAR filing due to ASCII-incompatibility and cross-references this material to the location of each occurrence in the text.

                                 INTRODUCTION

    The prospectus included in the Form N-4 for Metropolitan Life Separate Account E include illustrations using various characters from the PEANUTS(R) gang which are copyrighted by United Feature Syndicate, Inc. There is a list and description of characters followed by a list of illustrations and their page location in the prospectus.

                                  CHARACTERS

    Snoopy--A Beagle dog
    Charlie Brown--A little boy with zigzag pattern on shirt
    Woodstock--A small bird
    Lucy--A little brunette girl
    Linus--A younger little boy with stripped shirt (Lucy's brother) Marcie--A little brunette girl with glasses
    Franklin--A curly haired little boy
    Pigpen--A little boy with dust cloud and smudged face
    Peppermint Patty--An athletic girl with freckles, page boy haircut and sandals
    Sally--A little blond girl with curls on top (Charlie Brown's sister)


                                                    Page
                                                    ----
 1.  Snoopy as MetLife Representative with         Page 1  cover
     briefcase straightening bow tie

 2. Charlie Brown on step ladder looking at fold Page 4 Table of Contents out map

 3.  Snoopy in suit with pointer                   Page 5  Important Terms You Should Know

 4.  Snoopy as MetLife Representative listening    Page 28 MetLife
     to crowd of Woodstocks

 5.  Snoopy and Woodstock balanced on seesaw       Page 29 Variable Annuities

 6.  Woodstock making calculations on paper with   Page 30 Classes of the Deferred Annuity
     pencil

 7.  Snoopy reading menu at restaurant table       Page 34 Your Investment Choices

 8.  Linus building sand castle                    Page 36 Deferred Annuities

 9.  The Equity Generator/SM/ icon--Safe with      Page 38 The Equity Generator
     arrow pointing to three dimensional graph

10.  The Rebalancer/SM/ icon--A pie chart with     Page 38 The Rebalancer
     arrows around circumference

11.  The Index Selector/SM/ icon--A world globe    Page 39 The Index Selector
     with arrows around it

12.  The Allocator/SM/--A hourglass with safe in   Page 39 The Allocator
     top portion with arrow to a
     three dimensional chart in the bottom portion

13.  Snoopy as MetLife Representative typing at    Page 41 Allocation of Purchase Payments
     computer

14.  Marcie at desk with adding machine reviewing  Page 43 The Value of Your Investment numbers

                                                                                  Page
                                                                                  ----

15. Charlie Brown struggling to reach into jar of money                          Page 45 Access to Your Money

16. Snoopy as WWI flying ace dispatching Woodstocks with checks                  Page 45 Systematic Withdrawal Program

17. Woodstock with accountant's visor and adding machine                         Page 46 Separate Account Charge

18. Franklin with magnifying glass                                               Page 49 When No Withdrawal Charge Applies

19. Marcie reading a paper                                                       Page 51 Free Look

20. Lucy with magnifying glass studying a piece of paper                         Page 55 Optional Benefits

21. Woodstock moving money bag from one pile of money bags to another            Page 61 Guaranteed Minimum Income Benefit

22. Snoopy floating in innertube with glasses and drink                          Page 64 Pay-Out Options (or Income Options)

23. Snoopy lounging on beach chair with sunglasses and drink                     Page 65 Lifetime Income Annuity for Two with a
                                                                                         Guarantee Period

24. Woodstock writing out a check                                                Page 66 Minimum Size of Your Income Payment

25. Woodstock moving money bag from one pile of money bags to another            Page 67 Transfer Privilege

26. Charlie Brown receiving letter at mail box                                   Page 69 Purchase Payments

27. Charlie Brown listening on telephone                                         Page 70 Processing Transactions--By Telephone
                                                                                         or Internet

28. "Colonial" Snoopy as town cryer                                              Page 72 Advertising Performance

29. Snoopy as MetLife Representative shaking paw/wing with Woodstock             Page 75 Who Sells the Deferred Annuities

30. Snoopy as "Uncle Sam" presenting a tax bill                                  Page 77 Income Taxes--General

31. Piggybank with "Do not open until age 59 1/2" printed on side                Page 78 Income Taxes--Withdrawals

32. Linus "walking" the hoop with "IRAs" on side                                 Page 83 Income Taxes--IRAs

33. Woodstock flying with check                                                  Page 86 Roth IRA Annuities--Withdrawals

34. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen, Linus and Peppermint Patty    Page 89 Table of Contents for the SAI

35. Lucy in her advice box with "TAXES--The Expert is in" printed on it advising Page 90 Premium Tax Table
    Peppermint Patty and Sally

                      Metropolitan Life Insurance Company
                     Metropolitan Life Separate Account E

        Preference Plus Select(R) Individual Variable Annuity Contracts

                      STATEMENT OF ADDITIONAL INFORMATION

                               Form N-4   Part B


                                  May 1, 2003

     This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Annuities dated May 1, 2003 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life insurance Company, Attn: Fulfillment Unit-PPS, 1600 Division Road, West Warwick, RI 02893.


     A Statement of Additional Information for the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series ("American Funds") are attached at the end of this Statement of Additional Information.



     Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Individual Annuity Contracts dated May 1, 2003.


                              -------------------

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Independent Auditors......................................................   2
Distribution of Certificates and Interests in the Deferred Annuities......   2
Experience Factor.........................................................   2
Variable Income Payments..................................................   2
Investment Management Fees................................................   5
Performance Data and Advertisement of the Separate Account................   8
Voting Rights.............................................................  11
ERISA.....................................................................  12
Taxes-SIMPLE IRAs Eligibility and Contributions...........................  12
Performance Data .........................................................  13
Accumulation Unit Values Tables ..........................................  22
Financial Statements of Separate Account..................................  F-1
Financial Statements of MetLife...........................................  F-65

                              -------------------

INDEPENDENT AUDITORS

     The financial statements for Metropolitan Life Insurance Company and Metropolitan Life Separate Account E included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.


DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES

     MetLife is both the depositor and the underwriter (issuer) of the annuities.


     The certificates and interests in the Deferred Annuities are sold through individuals who are licensed life insurance sales representatives of MetLife. MetLife is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.



     The offering of all Deferred Annuities is continuous. Owners under Deferred Annuities may not be offered all funding choices. Each contract will indicate those investment choices available under the Deferred Annuity.


Withdrawal Charge



     The total amount of withdrawal charges paid and retained by MetLife for the years ended December 31, 2001 and 2002 were $0 and $301,339.86 respectively.


EXPERIENCE FACTOR

     We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

Separate Account Charges for all investment divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)



                           B Class      Bonus Class (Years 1-7)*   C Class      L Class
                        --------------  ------------------------ -----------  -----------

Basic Death Benefit      0.000034247    0.000046575              0.000045205  0.000041096
Annual Step Up
  Death Benefit          0.000039726    0.000052055              0.000050685  0.000046575
Greater of Annual
  Step Up or 5%
  Annual Increase
  Death Benefit          0.000043836    0.000056164              0.000054795  0.000050685
Additional Charge for
  Earnings Preservation
  Benefit                0.000006849    0.000006849              0.000006849  0.000006849



*Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.



Separate Account Charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)



                           B Class      Bonus Class (Years 1-7)*   C Class      L Class
                        --------------  ------------------------ -----------  -----------

Basic Death Benefit      0.000038356    0.000050685              0.000049315  0.000045205
Annual Step Up
  Death Benefit          0.000043836    0.000056164              0.000054795  0.000050685
Greater of Annual
  Step Up or 5%
  Annual Increase
  Death Benefit          0.000047945    0.000060274              0.000058904  0.000054795
Additional Charge for
  Earnings Preservation
  Benefit                0.000006849    0.000006849              0.000006849  0.000006849


*Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.



VARIABLE INCOME PAYMENTS

Assumed Investment Return (AIR)

     The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

Amount of Income Payments

     The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

     The Deferred Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the contract.


     The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.



     Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current rates for that contract class, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the annuitant will be given the benefit of the new rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued single payment immediate annuity contract rates.


Annuity Unit Value

     The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

Calculating the Annuity Unit Value

     We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

     To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is ..99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

    The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               Illustration of Calculation of Annuity Unit Value

1. Annuity Unit Value, beginning of period ........................ $ 10.20000

2. "Experience factor" for period .................................   1.023558

3. Daily adjustment for 4% of Assumed Investment Rate .............  .99989255

4. (2) X (3) ......................................................   1.023448

5. Annuity Unit Value, end of period (1) X (4) .................... $ 10.43917


                       Illustration of Annuity Payments
(Assumes the first monthly payment is made within 10 days of the issue date of the Income Annuity)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed

1. Number of Accumulation Units as of Annuity Date ................   1,500.00

2. Accumulation Unit Value ........................................ $ 11.80000

3. Accumulation Unit Value of the Deferred Annuity (1) X (2) ...... $17,700.00

4. First monthly income payment per $1,000 of Accumulation Value .. $     5.63

5. First monthly income payment (3) X (4) / 1,000 ................. $    99.65

6. Assume Annuity Unit Value as of Annuity Date equal to .......... $ 10.80000

7. Number of Annuity Units (5) / (6) .............................. $   9.2269

8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment) ................................................. $ 10.97000

9. Second monthly Annuity Payment (7) X (8) ....................... $   101.22

10. Assume Annuity Unit Value for third month equal to ............ $ 10.52684

11. Next monthly Annuity Payment (7) X (10) ....................... $    97.13

Determining the Variable Income Payment


   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly as changes occur in the investment divisions.

INVESTMENT MANAGEMENT FEES

METLIFE ADVISERS


     Each of the currently available Metropolitan Fund Portfolios pays MetLife Advisers, the investment manager of the Metropolitan Fund, an investment management fee.


     The following table shows the fee schedules for the investment management fees for the Metropolitan Fund as a percentage per annum of the average net assets for each Portfolio:



                                         AVERAGE           ANNUAL
                                        DAILY NET        PERCENTAGE
PORTFOLIO                           ASSET VALUE LEVELS      RATE
----------------------------------  -----------------  ------------
State Street Research Investment    1st $500 Million           .55%
 Trust                              next $500 million          .50%
                                    over $1 billion            .45%
State Street Research Diversified   1st $500 million           .50%
                                    next $500 million          .45%
                                    over $1 billion            .40%
State Street Research               1st $500 million           .75%
 Aggressive Growth                  next $500 million          .70%
                                    over $1 billion            .65%
Met/Putnam Voyager                  1st $500 million           .80%
                                    next $500 million          .75%
                                    over $1 billion            .70%
State Street Research Aurora        1st $500 million           .85%
                                    next $500 million          .80%
                                    over $1 billion            .75%
State Street Research               1st $250 million           .70%
 Large Cap Value                    next $500 million          .65%
                                    over $750 million          .60%
Putnam International Stock          1st $500 million           .90%
                                    next $500 million          .85%
                                    over $1 billion            .80%
T. Rowe Price Small Cap Growth      1st $100 million           .55%
                                    next $300 million          .50%
                                    over $400 million          .45%
T. Rowe Price Large Cap Growth      1st $50 million            .70%
                                    over $50 million           .60%
Janus Mid Cap                       1st $100 million           .75%
                                    next $400 million          .70%
                                    over $500 million          .65%
Scudder Global Equity               1st $50 million            .90%
                                    next $50 million           .55%
                                    next $400 million          .50%
                                    over $500 million         .475%
Harris Oakmark Large Cap Value      1st $250 million           .75%
                                    over $250 million          .70%
Neuberger Berman Partners           1st $100 million           .70%
 Mid Cap Value                      next $250 million         .675%
                                    next $500 million          .65%
                                    next $750 million         .625%
                                    over $1.6 billion          .60%
Franklin Templeton Small Cap        1st $500 million           .90%
 Growth                             over $500 million          .85%
MetLife Stock Index                 All Assets                 .25%
Lehman Brothers(R) Aggregate        All Assets                 .25%
 Bond Index
Russell 2000(R) Index               All Assets                 .25%
Morgan Stanley EAFE(R) Index        All Assets                 .30%
MetLife Mid Cap Stock Index         All Assets                 .25%
State Street Research               1st $1 billion             .35%
 Money Market                       next $1 billion            .30%
                                    over $2 billion            .25%



                                ANNUAL                           AVERAGE DAILY NET
SERIES                     PERCENTAGE RATE                       ASSET VALUE LEVELS
-------------------------- ----------------                ------------------------------

Loomis Sayles Small Cap          .90%                      the first $500 million amounts
                                 .85%                      in excess of $500 million
Harris Oakmark Focused           .75%                      all assets
 Value
Davis Venture Value              .75%                      the first $1 billion amounts
                                 .70%                      in excess of $1 billion amounts
Salomon Brothers Strategic       .65%                      all assets
 Opportunities Bond
Salomon Brothers U.S.            .55%                      all assets
 Government
MFS Investors Trust              .75%                      all assets
MFS Research Managers            .75%                      all assets

State Street Research
 Bond Income                     .40%                      the first $1 billion

                                 .35%                      next $1 billion
                                 .30%                      next $1 billion
                                 .25%                      over $3 billion

FI Structured Equity             .70%                      the first $200 million
                                 .65%                      next $300 million
                                 .60%                      next $1.5 billion
                                 .55%                      over $2 billion

FI Mid Cap Opportunities         .80%                      the first $250 million
                                 .75%                      next $500 million
                                 .70%                      over $750 million




     MetLife Advisers pays the following entities for providing services as sub-investment manager of the Metropolitan Fund Portfolio(s) indicated below. These fees are solely the responsibility of MetLife Advisers.


SUB-INVESTMENT MANAGER                 PORTFOLIO(S)
---------------------------------------------------
Metropolitan Life Insurance       MetLife Stock Index
  Company                         Lehman Brothers(R) Aggregate
                                    Bond Index
                                  Russell 2000(R) Index
                                  Morgan Stanley EAFE(R) Index
                                  MetLife Mid Cap Stock Index
State Street Research &           State Street Research Large Cap Value
  Management Company(1)           State Street Research
                                  Diversified
                                  State Street Research
                                  Bond Income
                                  State Street Research
                                  Investment Trust
                                  State Street Research
                                  Aggressive Growth
                                  State Street Research Aurora
                                  State Street Research Money Market
Putnam Investment Management,     Met/Putnam Voyager
  Inc.                            Putnam International Stock

Janus Capital Management LLC      Janus Mid Cap
T. Rowe Price Associates, Inc.    T. Rowe Price Small Cap Growth
                                  T. Rowe Price Large Cap Growth
Deutsche Investment Management
  Americas Inc.                   Scudder Global Equity
Harris Associates, L.P.           Harris Oakmark Large Cap Value
                                  Harris Oakmark Focused Value
Neuberger Berman Management       Neuberger Berman Partners Mid
  Incorporated                    Cap Value
Franklin Advisers, Inc.           Franklin Templeton Small Cap Growth
Salomon Brothers Asset            Salomon Brothers U.S.
Management Inc.                       Government
                                  Salomon Brothers Strategic
                                     Opportunities Bond
Massachusetts Financial Services  MFS Investors Trust
Company                           MFS Research Managers
Davis Selected Advisers, L.P.     Davis Venture Value
Loomis Sayles, & Company, L.P.    Loomis Sayles Small Cap
Fidelity Management &             FI Structured Equity
Research Company                  FI Mid Cap Opportunities


(1) State Street Research & Management Company is one of our subsidiaries.

MET INVESTORS ADVISORY LLC


     Met Investors Advisory LLC, a MetLife affiliate, the investment manager of Met Investors Fund, has overall responsibility for the general management and administration of all of the Met Investors Fund Portfolios.




     As compensation for its services to the Met Investor Fund Portfolios, Met Investors Advisory LLC receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The investment management fees for each Portfolio are:




PORTFOLIO                                         ADVISORY FEE
--------------------------------------------------------------------------------
PIMCO Total Return Portfolio            0.50%
PIMCO Innovation Portfolio              0.95%
T. Rowe Price Mid-Cap Growth            0.75%
Portfolio
MFS Research International              0.80% of first $200 million of
Portfolio                               such assets plus
                                        0.75% of such assets over $200
                                        million up to $500 million plus
                                        0.70% of such assets over $500
                                        million up to $1 billion plus
                                        0.65% of such assets over $1
                                        billion
Harris Oakmark International Portfolio  .85%
Met/AIM Small Cap Growth Portfolio      .90%
Met/AIM Mid Cap Core Equity Portfolio   .75%
Lord Abbett Bond Debenture Portfolio    .60%
Janus Aggressive Growth Portfolio       0.80% of first $100 million of
                                        such assets plus
                                        0.75% of such assets over $100
                                        million up to $500 million plus
                                        0.70% of such assets over $500
                                        million


     Met Investors Advisory LLC pays each Met Investors Fund Portfolios' investment adviser a fee based on a percentage of the Portfolio's average daily net assets. These fees are solely the responsibility of Met Investors Advisory LLC.


     Massachusetts Financial Services Company is the investment adviser to the MFS Research International Portfolio. T. Rowe Price Associates, Inc. is the investment adviser to the T. Rowe Price Mid-Cap Growth Portfolio. Pacific Investment Management Company LLC is the investment adviser to PIMCO Total Return Portfolio. PIMCO Equity Advisors LLC is the investment adviser to the PIMCO Innovation Portfolio.

     Lord, Abbett & Co. is the investment adviser to the Lord Abbett Bond Debenture Portfolio. Harris Associates L.P. is the sub-investment adviser to the Harris Oakmark International Portfolio. A I M Capital Management, Inc. is the investment adviser to the Met/AIM Small Cap Growth and the Met/AIM Mid Cap Core Equity Portfolios.

Janus Capital Management LLC is the investment adviser to the Janus Aggressive Growth Portfolio.


CAPITAL RESEARCH AND MANAGEMENT COMPANY


     As compensation for its services, Capital Research and Management Company, the American Fund's investment adviser, receives a monthly fee which is accrued daily, calculated at the annual rate of: American Funds Global Small Capitalization Fund: .80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million; American Funds Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion; and American Funds Growth-Income Fund:
0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion.

     The Metropolitan Fund, the Met Investors Fund and the American Funds are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of the Preference Plus Select Prospectus.

PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE ACCOUNT

     From time to time we advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b+1)/6/-1], where "a" represents
                                     ---
                                     cd
dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market investment division, we state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

     Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.


     Historical performance information should not be relied on as a guarantee of future performance results.

     Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500(TM) Growth Index, the Russell(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000(R) Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

     Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator."

Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an investment division. The second strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the Money Market Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional Guaranteed Minimum Income Benefit issued in New York State) in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Account (or Money Market investment division) back to the current allocation of your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.


     An "Equity Generator Return"
or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. We may also show Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.



For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.


Past performance is no guarantee of future results.


We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.


We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.


We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.


We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.


Any illustration should not be relied on as a guarantee of future results.



VOTING RIGHTS

     In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

     Accordingly, you have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

     Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

     Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.


     You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

     You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

Disregarding voting instructions


     MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies for any investment adviser or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds' boards of directors, provided
MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

ERISA

   If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever you elect to:

     a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("OPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     b. make certain withdrawals under plans for which a qualified consent is required;

     c. name someone other than the spouse as your beneficiary;

     d. use your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the OPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the OPSA ends on the date of your death.

   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


SIMPLE IRAs
ELIGIBILITY AND CONTRIBUTIONS
To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA plan must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.

If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.


Note: The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increased the maximum annual contribution limits for SIMPLE IRA's and added an additional "catch-up" provision for taxpayers age 50 and above. For 2003, the maximum annual contribution limit will increase to $8,000.00 and participants 50 or older may contribute an additional $1,000. The table below shows the deductible amount for each year including the increase in the deductible amount for the 50+catch-up, as provided under EGTRRA. The contribution limits in excess of $6,000 as provided under EGTRRA are set to return to the pre-EGTRRA limits after 2010 unless further action is taken by Congress.



    For tax years    Contribution limit for      Limit for taxpayers
    beginning in     taxpayers under age 50       age 50 and older
    ------------     ----------------------      -------------------
        2003             $ 8,000                      $ 9,000

        2004               9,000                       10,500

        2005              10,000                       12,000

        2006              10,000                       12,500
    and thereafter


    Note: the Contribution limit above will be adjusted for inflation in years after 2006.

These contributions, not including the age 50+catch up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below:


 For taxable years
Beginning in calendar year                   Applicable Dollar Limit
--------------------------------------------------------------------

      2003                                       $12,000
      2004                                        13,000
      2005                                        14,000
      2006 and thereafter                         15,000


You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.

ROLLOVERS
Tax-free rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

In order to be a tax-free rollover from your SIMPLE IRA, the money must generally be transferred into the new SIMPLE IRA (or Traditional IRA after two years) within 60 days of the distribution.

The rollover is "tax-free" in that no income tax will be due on account of the distribution or transfer. The funds rolled over, in addition to any annual contributions made to the new IRA and any earnings thereon are ultimately taxed when they are distributed from the new IRA



PERFORMANCE DATA

    The following data is illustrative only and should not be relied upon.



     The following data for average annual return ("Standard Performance") for the investment divisions, as of December 31, 2002, reflects the deduction of the Separate Account charge for each class (including the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Divisions), the Basic Death Benefit, Annual Contract Fee, applicable withdrawal charges and the investment-related charge since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. It does not reflect charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit.


     Average annual total return for the investment divisions for the one year period beginning January 1, 2002 and ending December 31, 2002. For periods 5 and 10 years (or since inception) and year to date as applicable.

     Also presented is average annual total return performance from the Portfolio inception date.



State Street Money Market Division
Seven Day Period Ending December 31, 2002

As of Investment Division Inception Date: December 31, 1985
-----------------------------------------------------------



                                                                     Inception
                             1 Year      5 Year       10 Year        to Date
                             ------      ------       -------         -------
B Class                      -7.06%      2.17%        2.95%           3.92%
L Class                      -7.26%      2.61%        2.74%           3.70%
C Class                      -0.43%      2.45%        2.58%           3.55%
Bonus Class                  -6.51%      2.01%        2.96%           3.93%



As of Portfolio Inception Date: August 25, 1983
-----------------------------------------------



                                                                      Inception
                             1 Year      5 Year       10 Year         to Date
                             ------      ------       -------         ---------
B Class                      -7.06%      2.17%        2.95%           4.39%
L Class                      -7.26%      2.61%        2.74%           4.17%
C Class                      -0.43%      2.45%        2.58%           4.02%
Bonus Class                  -6.51%      2.01%        2.96%           4.41%

                                                                                        B Class
                                                                        As of Investment Division Inception Date
------------------------------------------------------------------------------------------------------------------------------------
                                                      Investment Division   1 Year      5 Years       10 Years    Inception to Date
Investment Division                                      Inception Date               (Annualized)  (Annualized)    (Annualized)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division            11/09/98         1.60%         *             *             4.60%
PIMCO Total Return Division                                 05/01/01         0.95%         *             *             4.29%
Salomon Brothers U.S. Government Division                   05/01/01        -0.80%         *             *             2.75%
State Street Research Bond Income Division                  07/02/90        -0.28%      4.79%         5.88%            6.83%
Salomon Brothers Strategic Bond Opportunities
  Division                                                  05/01/01         0.92%         *             *             3.38%
State Street Research Diversified Division                  07/02/90       -21.01%     -0.99%         5.80%            6.58%
Lord Abbett Bond Debenture Division                         03/03/97        -7.16%     -0.66%            *             0.43%
American Funds Growth-Income Division                       05/01/01       -25.17%         *             *           -16.81%
MetLife Stock Index Division                                07/02/90       -28.79%     -2.99%         7.36%            7.82%
MFS Investors Trust Division                                05/01/01       -26.80%         *             *           -21.83%
MFS Research Managers Division                              05/01/01       -30.44%         *             *           -28.62%
State Street Research  Investment Trust Division            07/02/90       -32.28%     -4.76%         5.71%            6.38%
Davis Venture Value Division                                07/05/00       -23.42%         *             *           -13.53%
FI Structured Equity Division                               05/01/02            *          *             *           -22.73%
Harris Oakmark Large Cap Value Division                     11/09/98       -21.34%         *             *            -1.52%
State Street Research Large Cap Value Division              05/01/02            *          *             *           -25.59%
American Funds Growth Division                              05/01/01       -30.77%         *             *           -26.33%
Janus Growth Division                                       05/01/01       -36.39%         *             *           -33.68%
MET/Putnam Voyager Division                                 07/05/01       -34.81%         *             *           -30.26%
T. Rowe Price Large Cap Growth Division                     11/09/98       -29.60%         *             *            -4.05%
MET/AIM Mid Cap Equity Division                             05/01/02            *          *             *           -28.96%
MetLife Mid Cap Stock Index Division                        07/05/00       -22.01%         *             *            -7.65%
Harris Oakmark Focused Value Division                       05/01/01       -16.47%         *             *            -3.08%
Neuberger Berman Partners Mid Cap Value Division            11/09/98       -17.14%         *             *             6.71%
FI Mid Cap Opportunities Division                           05/01/02            *          *             *           -23.83%
Janus Mid Cap Division                                      03/03/97       -34.98%     -3.48%            *             1.21%
T Rowe Price Mid-Cap Growth Division                        05/01/01       -48.65%         *             *           -38.64%
State Street Research Aggressive Growth Division            07/02/90       -34.65%     -7.33%         1.64%            4.53%
Loomis Sayles Small Cap Division                            07/05/00       -28.09%         *             *           -15.79%
Russell 2000(R) Index Division                              11/09/98       -27.11%         *             *            -2.35%
State Street Research Aurora Division                       07/05/00       -27.95%         *             *             1.19%
Franklin Templeton Small Cap Growth Division                05/01/01       -33.76%         *             *           -26.74%
MET/AIM Small Cap Growth Division                           05/01/02            *          *             *           -20.30%
T. Rowe Price Small Cap Growth Division                     03/03/97       -32.80%     -6.35%            *            -2.70%
PIMCO Innovation Division                                   05/01/01       -54.64%         *             *           -47.11%
Scudder Global Equity Division                              03/03/97       -23.02%     -2.04%            *            -0.24%
MFS Research International Division                         05/01/01       -18.92%         *             *           -17.86%
Morgan Stanley EAFE(R) Index Division                       11/09/98       -23.51%         *             *            -8.73%
Putnam International Stock Division                         07/01/91       -24.40%     -5.50%         0.85%            0.18%
Harris Oakmark International Division                       05/01/02            *          *             *           -21.71%
American Funds Global Small Cap Division                    05/01/01       -25.82%         *             *           -20.07%

                                                                                     B Class
                                                                             As of Portfolio Inception Date
------------------------------------------------------------------------------------------------------------------------------------
                                                          Portfolio         1 Year      5 Years       10 Years    Inception to Date
Investment Division                                     Inception Date                (Annualized)  (Annualized)    (Annualized)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division           11/09/98          1.60%         *             *             4.60%
PIMCO Total Return Division                                02/12/01          0.95%         *             *             3.87%
Salomon Brothers U.S. Government Division                  10/31/94         -0.80%      4.37%            *             5.73%
State Street Research Bond Income Division                 06/24/83         -0.28%      4.79%         5.88%            8.08%
Salomon Brothers Strategic Bond Opportunities
  Division                                                 10/31/94          0.92%      3.22%            *             6.89%
State Street Research Diversified Division                 07/25/86        -21.01%     -0.99%         5.80%            7.15%
Lord Abbett Bond Debenture Division                        03/03/97         -7.16%     -0.66%            *             0.43%
American Funds Growth-Income Division                      02/08/84        -25.17%      1.30%         8.69%           10.66%
MetLife Stock Index Division                               05/01/90        -28.79%     -2.99%         7.36%            8.40%
MFS Investors Trust Division                               04/30/99        -26.80%         *             *           -11.97%
MFS Research Managers Division                             04/30/99        -30.44%         *             *           -13.21%
State Street Research Investment Trust Division            06/24/83        -32.28%     -4.76%         5.71%            8.43%
Davis Venture Value Division                               10/31/94        -23.42%     -0.40%            *            10.06%
FI Structured Equity Division                              04/30/93        -26.18%     -4.30%            *             6.77%
Harris Oakmark Large Cap Value Division                    11/09/98        -21.34%         *             *            -1.52%
State Street Research Large Cap Value Division             05/01/02             *          *             *           -25.59%
American Funds Growth Division                             02/08/84        -30.77%      4.40%        10.39%           11.94%
Janus Growth Division                                      05/01/01        -36.39%         *             *           -33.68%
MET/Putnam Voyager Division                                05/01/00        -34.81%         *             *           -33.96%
T. Rowe Price Large Cap Growth Division                    11/09/98        -29.60%         *             *            -4.05%
MET/AIM Mid Cap Equity Division                            10/09/01        -33.33%         *             *           -16.25%
MetLife Mid Cap Stock Index Division                       07/05/00        -22.01%         *             *            -7.65%
Harris Oakmark Focused Value Division                      04/30/93        -16.47%      3.72%            *             9.36%
Neuberger Berman Partners Mid Cap Value Division           11/09/98        -17.14%         *             *             6.71%
FI Mid Cap Opportunities Division                          05/01/02             *          *             *           -23.83%
Janus Mid Cap Division                                     03/03/97        -34.98%     -3.48%            *             1.21%
T Rowe Price Mid-Cap Growth Division                       02/12/01        -48.65%         *             *           -35.78%
State Street Research Aggressive Growth Division           04/29/88        -34.65%     -7.33%         1.64%            6.41%
Loomis Sayles Small Cap Division                           05/02/94        -28.09%     -2.65%            *             6.65%
Russell 2000(R) Index Division                             11/09/98        -27.11%         *             *            -2.35%
State Street Research Aurora Division                      07/05/00        -27.95%         *             *             1.19%
Franklin Templeton Small Cap Growth Division               05/01/01        -33.76%         *             *           -26.74%
MET/AIM Small Cap Growth Division                          10/09/01        -18.06%         *             *            -6.90%
T. Rowe Price Small Cap Growth Division                    03/03/97        -32.80%     -6.35%            *            -2.70%
PIMCO Innovation Division                                  02/12/01        -54.64%         *             *           -48.64%
Scudder Global Equity Division                             03/03/97        -23.02%     -2.04%            *            -0.24%
MFS Research International Division                        02/12/01        -18.92%         *             *           -17.73%
Morgan Stanley EAFE(R) Index Division                      11/09/98        -23.51%         *             *            -8.73%
Putnam International Stock Division                        07/01/91        -24.40%     -5.50%         0.85%            0.18%
Harris Oakmark International Division                      10/09/01        -24.80%         *             *           -13.50%
American Funds Global Small Cap Division                   04/30/98        -25.82%         *             *             0.87%

                                                                             C Class
                                                                As of Investment Division Inception Date
------------------------------------------------------------------------------------------------------------------------------------
                                                     Ivestment Division      1 Year     5 Years       10 Years     Inception to Date
Investment Division                                    Inception Date                 (Annualized)   (Annualized)     (Annualized)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R)Aggregate Bond Index Division           11/09/98           8.21%          *              *               4.98%
PIMCO Total Return Division                               05/01/01           7.56%          *              *               7.03%
Salomon Brothers U.S. Government Division                 05/01/01           5.82%          *              *               5.52%
State Street Research Bond Income Division                07/02/90           6.34%       5.00%          5.50%              6.45%
Salomon Brothers Strategic Bond Opportunities Division    05/01/01           7.53%          *              *               6.14%
State Street Research Diversified Division                07/02/90         -15.37%      -0.62%          5.42%              6.20%
Lord Abbett Bond Debenture Division                       03/03/97          -0.52%      -0.29%            *                0.52%
American Funds Growth-Income Division                     05/01/01         -19.83%          *              *             -14.38%
MetLife Stock Index Division                              07/02/90         -23.71%      -2.64%          6.97%              7.43%
MFS Investors Trust Division                              05/01/01         -21.58%          *              *             -19.60%
MFS Research Managers Division                            05/01/01         -25.47%          *              *             -26.34%
State Street Research Investment Trust Division           07/02/90         -27.44%      -4.42%          5.33%              6.00%
Davis Venture Value Division                              07/05/00         -17.95%          *              *             -11.97%
FI Structured Equity Division                             05/01/02              *           *              *             -17.85%
Harris Oakmark Large Cap Value Division                   11/09/98         -15.72%          *              *              -1.00%
State Street Research Large Cap Value Division            05/01/02              *           *              *             -20.92%
American Funds Growth Division                            05/01/01         -25.83%          *              *             -24.27%
Janus Growth Division                                     05/01/01         -31.85%          *              *             -31.91%
MET/Putnam Voyager Division                               07/05/01         -30.16%          *              *             -28.06%
T. Rowe Price Large Cap Growth Division                   11/09/98         -24.58%          *              *              -3.56%
MET/AIM Mid Cap Equity Division                           05/01/02              *           *              *             -24.54%
MetLife Mid Cap Stock Index Division                      07/05/00         -16.44%          *              *              -5.94%
Harris Oakmark Focused Value Division                     05/01/01         -10.51%          *              *              -0.16%
Neuberger Berman Partners Mid Cap Value Division          11/09/98         -11.22%          *              *               7.04%
FI Mid Cap Opportunities Division                         05/01/02              *           *              *             -19.03%
Janus Mid Cap Division                                    03/03/97         -30.34%      -3.14%            *                1.28%
T Rowe Price Mid-Cap Growth Division                      05/01/01         -44.99%          *              *             -37.06%
State Street Research Aggressive Growth Division          07/02/90         -29.98%      -7.02%          1.27%              4.16%
Loomis Sayles Small Cap Division                          07/05/00         -22.95%          *              *             -14.30%
Russell 2000(R)Index Division                             11/09/98         -21.91%          *              *              -1.83%
State Street Research Aurora Division                     07/05/00         -22.80%          *              *               2.93%
Franklin Templeton Small Cap Growth Division              05/01/01         -29.03%          *              *             -24.70%
MET/AIM Small Cap Growth Division                         05/01/02              *           *              *             -15.25%
T. Rowe Price Small Cap Growth Division                   03/03/97         -28.01%      -6.02%            *               -2.60%
PIMCO Innovation Division                                 05/01/01         -51.40%          *              *             -45.87%
Scudder Global Equity Division                            03/03/97         -17.53%      -1.67%            *               -0.13%
MFS Research International Division                       05/01/01         -13.13%          *              *             -15.48%
Morgan Stanley EAFE(R)Index Division                      11/09/98         -18.05%          *              *              -8.27%
Putnam International Stock Division                       07/01/91         -19.00%      -5.17%          0.49%             -0.18%
Harris Oakmark International Division                     05/01/02              *           *              *             -16.76%
American Funds Global Small Cap Division                  05/01/01         -20.53%          *              *             -17.78%

                                                                            C Class
                                                                     As of Portfolio Inception Date
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Portfolio           1 Year      5 Years       10 Years   Inception to Date
Investment Division                                    Inception Date at              (Annualized)   (Annualized)    (Annualized)
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R)Aggregate Bond Index Division           11/09/98           8.21%          *              *               4.98%
PIMCO Total Return Division                               02/12/01           7.56%          *              *               6.24%
Salomon Brothers U.S. Government Division                 10/31/94           5.82%       4.60%             *               5.36%
State Street Research Bond Income Division                06/24/83           6.34%       5.00%          5.50%              7.70%
Salomon Brothers Strategic Bond Opportunities Division    10/31/94           7.53%       3.47%             *               6.51%
State Street Research Diversified Division                07/25/86         -15.37%      -0.62%          5.42%              6.76%
Lord Abbett Bond Debenture Division                       03/03/97          -0.52%      -0.29%             *               0.52%
American Funds Growth-Income Division                     02/08/84         -19.83%       1.61%          8.30%             10.26%
MetLife Stock Index Division                              05/01/90         -23.71%      -2.64%          6.97%              8.01%
MFS Investors Trust Division                              04/30/99         -21.58%          *              *             -11.24%
MFS Research Managers Division                            04/30/99         -25.47%          *              *             -12.34%
State Street Research Investment Trust Division           06/24/83         -27.44%      -4.42%          5.33%              8.05%
Davis Venture Value Division                              10/31/94         -17.95%      -0.04%             *               9.67%
FI Structured Equity Division                             04/30/93         -20.91%      -3.96%             *               6.39%
Harris Oakmark Large Cap Value Division                   11/09/98         -15.72%          *              *              -1.00%
State Street Research Large Cap Value Division            05/01/02              *           *              *             -20.92%
American Funds Growth Division                            02/08/84         -25.83%       4.62%         10.00%             11.54%
Janus Growth Division                                     05/01/01         -31.85%          *              *             -31.91%
MET/Putnam Voyager Division                               05/01/00         -30.16%          *              *             -33.11%
T. Rowe Price Large Cap Growth Division                   11/09/98         -24.58%          *              *              -3.56%
MET/AIM Mid Cap Equity Division                           10/09/01         -28.57%          *              *             -12.74%
MetLife Mid Cap Stock Index Division                      07/05/00         -16.44%          *              *              -5.94%
Harris Oakmark Focused Value Division                     04/30/93         -10.51%       3.96%             *               8.97%
Neuberger Berman Partners Mid Cap Value Division          11/09/98         -11.22%          *              *               7.04%
FI Mid Cap Opportunities Division                         05/01/02              *           *              *             -19.03%
Janus Mid Cap Division                                    03/03/97         -30.34%      -3.14%             *               1.28%
T Rowe Price Mid-Cap Growth Division                      02/12/01         -44.99%          *              *             -34.35%
State Street Research Aggressive Growth Division          04/29/88         -29.98%      -7.02%          1.27%              6.03%
Loomis Sayles Small Cap Division                          05/02/94         -22.95%      -2.29%             *               6.27%
Russell 2000(R)Index Division                             11/09/98         -21.91%          *              *              -1.83%
State Street Research Aurora Division                     07/05/00         -22.80%          *              *               2.93%
Franklin Templeton Small Cap Growth Division              05/01/01         -29.03%          *              *             -24.70%
MET/AIM Small Cap Growth Division                         10/09/01         -12.21%          *              *              -2.93%
T. Rowe Price Small Cap Growth Division                   03/03/97         -28.01%      -6.02%             *              -2.60%
PIMCO Innovation Division                                 02/12/01         -51.40%          *              *             -47.70%
Scudder Global Equity Division                            03/03/97         -17.53%      -1.67%             *              -0.13%
MFS Research International Division                       02/12/01         -13.13%          *              *             -15.67%
Morgan Stanley EAFE(R)Index Division                      11/09/98         -18.05%          *              *              -8.27%
Putnam International Stock Division                       07/01/91         -19.00%      -5.17%          0.49%             -0.18%
Harris Oakmark International Division                     10/09/01         -19.44%          *              *              -9.86%
American Funds Global Small Cap Division                  04/30/98         -20.53%          *              *               1.25%

                                                                                 L Class
                                                                        As of Investment Division Inception Date
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Investment Division   1 Year     5 Years       10 Years       Inception to
Investment Division                                       Inception Date              (Annualized)  (Annualized)   Date (Annualized)
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division             11/09/98         1.37%         *             *             5.13%
PIMCO Total Return Division                                  05/01/01         0.72%         *             *             4.07%
Salomon Brothers U.S. Government Division                    05/01/01        -1.02%         *             *             2.53%
State Street Research Bond Income Division                   07/02/90        -0.50%      5.16%         5.66%            6.61%
Salomon Brothers Strategic Bond Opportunities Division       05/01/01         0.70%         *             *             3.16%
State Street Research Diversified Division                   07/02/90       -21.17%     -0.47%         5.58%            6.36%
Lord Abbett Bond Debenture Division                          03/03/97        -7.35%     -0.14%            *             0.67%
American Funds Growth-Income Division                        05/01/01       -25.33%         *             *           -16.97%
MetLife Stock Index Division                                 07/02/90       -28.94%     -2.50%         7.13%            7.59%
MFS Investors Trust Division                                 05/01/01       -26.96%         *             *           -21.99%
MFS Research Managers Division                               05/01/01       -30.59%         *             *           -28.58%
State Street Research Investment Trust Division              07/02/90       -32.42%     -4.28%         5.49%            6.16%
Davis Venture Value Division                                 07/05/00       -23.58%         *             *           -13.39%
FI Structured Equity Division                                05/01/02            *          *             *           -22.83%
Harris Oakmark Large Cap Value Division                      11/09/98       -21.50%         *             *            -0.85%
State Street Research Large Cap Value Division               05/01/02            *          *             *           -25.68%
American Funds Growth Division                               05/01/01       -30.92%         *             *           -26.47%
Janus Growth Division                                        05/01/01       -36.53%         *             *           -33.82%
MET/Putnam Voyager Division                                  07/05/01       -34.95%         *             *           -30.40%
T. Rowe Price Large Cap Growth Division                      11/09/98       -29.75%         *             *            -3.41%
MET/AIM Mid Cap Equity Division                              05/01/02            *          *             *           -29.05%
MetLife Mid Cap Stock Index Division                         07/05/00       -22.17%         *             *            -7.49%
Harris Oakmark Focused Value Division                        05/01/01       -16.65%         *             *            -3.28%
Neuberger Berman Partners Mid Cap Value Division             11/09/98       -17.31%         *             *             7.20%
FI Mid Cap Opportunities Division                            05/01/02            *          *             *           -23.92%
Janus Mid Cap Division                                       03/03/97       -35.12%     -2.99%            *             1.43%
T Rowe Price Mid-Cap Growth Division                         05/01/01       -48.76%         *             *           -38.76%
State Street Research Aggressive Growth Division             07/02/90       -34.78%     -6.88%         1.43%            4.31%
Loomis Sayles Small Cap Division                             07/05/00       -28.24%         *             *           -15.66%
Russell 2000(R) Index Division                               11/09/98       -27.27%         *             *            -1.69%
State Street Research Aurora Division                        07/05/00       -28.10%         *             *             1.33%
Franklin Templeton Small Cap Growth Division                 05/01/01       -33.89%         *             *           -26.89%
MET/AIM Small Cap Growth Division                            05/01/02            *          *             *           -20.40%
T. Rowe Price Small Cap Growth Division                      03/03/97       -32.95%     -5.88%            *            -2.45%
PIMCO Innovation Division                                    05/01/01       -54.73%         *             *           -47.21%
Scudder Global Equity Division                               03/03/97       -23.18%     -1.53%            *             0.02%
MFS Research International Division                          05/01/01       -19.09%         *             *           -18.02%
Morgan Stanley EAFE(R) Index Division                        11/09/98       -23.67%         *             *            -8.14%
Putnam International Stock Division                          07/01/91       -24.56%     -5.03%         0.64%           -0.03%
Harris Oakmark International Division                        05/01/02            *          *             *           -21.81%
American Funds Global Small Cap Division                     05/01/01       -25.98%         *             *           -20.23%

                                                                                 L Class
                                                                         As of Portfolio Inception Date
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Portfolio         1 Year      5 Years       10 Years   Inception to Date
Investment Division                                       Inception Date               (Annualized)  (Annualized)    (Annualized)
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division             11/09/98         1.37%         *             *             5.13%
PIMCO Total Return Division                                  02/12/01         0.72%         *             *             3.65%
Salomon Brothers U.S. Government Division                    10/31/94        -1.02%      4.75%            *             5.52%
State Street Research Bond Income Division                   06/24/83        -0.50%      5.16%         5.66%            7.86%
Salomon Brothers Strategic Bond Opportunities Division       10/31/94         0.70%      3.63%            *             6.67%
State Street Research Diversified Division                   07/25/86       -21.17%     -0.47%         5.58%            6.92%
Lord Abbett Bond Debenture Division                          03/03/97        -7.35%     -0.14%            *             0.67%
American Funds Growth-Income Division                        02/08/84       -25.33%      1.76%         8.46%           10.43%
MetLife Stock Index Division                                 05/01/90       -28.94%     -2.50%         7.13%            8.17%
MFS Investors Trust Division                                 04/30/99       -26.96%         *             *           -11.11%
MFS Research Managers Division                               04/30/99       -30.59%         *             *           -12.27%
State Street Research Investment Trust Division              06/24/83       -32.42%     -4.28%         5.49%            8.21%
Davis Venture Value Division                                 10/31/94       -23.58%      0.11%            *             9.84%
FI Structured Equity Division                                04/30/93       -26.33%     -3.82%            *             6.55%
Harris Oakmark Large Cap Value Division                      11/09/98       -21.50%         *             *            -0.85%
State Street Research Large Cap Value Division               05/01/02            *          *             *           -25.68%
American Funds Growth Division                               02/08/84       -30.92%      4.78%        10.16%           11.71%
Janus Growth Division                                        05/01/01       -36.53%         *             *           -33.82%
MET/Putnam Voyager Division                                  05/01/00       -34.95%         *             *           -33.91%
T. Rowe Price Large Cap Growth Division                      11/09/98       -29.75%         *             *            -3.41%
MET/AIM Mid Cap Equity Division                              10/09/01       -33.47%         *             *           -16.40%
MetLife Mid Cap Stock Index Division                         07/05/00       -22.17%         *             *            -7.49%
Harris Oakmark Focused Value Division                        04/30/93       -16.65%      4.12%            *             9.13%
Neuberger Berman Partners Mid Cap Value Division             11/09/98       -17.31%         *             *             7.20%
FI Mid Cap Opportunities Division                            05/01/02            *          *             *           -23.92%
Janus Mid Cap Division                                       03/03/97       -35.12%     -2.99%            *             1.43%
T Rowe Price Mid-Cap Growth Division                         02/12/01       -48.76%         *             *           -35.91%
State Street Research Aggressive Growth Division             04/29/88       -34.78%     -6.88%         1.43%            6.19%
Loomis Sayles Small Cap Division                             05/02/94       -28.24%     -2.15%            *             6.43%
Russell 2000(R) Index Division                               11/09/98       -27.27%         *             *            -1.69%
State Street Research Aurora Division                        07/05/00       -28.10%         *             *             1.33%
Franklin Templeton Small Cap Growth Division                 05/01/01       -33.89%         *             *           -26.89%
MET/AIM Small Cap Growth Division                            10/09/01       -18.24%         *             *            -7.07%
T. Rowe Price Small Cap Growth Division                      03/03/97       -32.95%     -5.88%            *            -2.45%
PIMCO Innovation Division                                    02/12/01       -54.73%         *             *           -48.74%
Scudder Global Equity Division                               03/03/97       -23.18%     -1.53%            *             0.02%
MFS Research International Division                          02/12/01       -19.09%         *             *           -17.89%
Morgan Stanley EAFE(R) Index Division                        11/09/98       -23.67%         *             *            -8.14%
Putnam International Stock Division                          07/01/91       -24.56%     -5.03%         0.64%           -0.03%
Harris Oakmark International Division                        10/09/01       -24.96%         *             *           -13.66%
American Funds Global Small Cap Division                     04/30/98       -25.98%         *             *             1.40%

                                                                                    Bonus Class
                                                                        As of Investment Division Inception Date
------------------------------------------------------------------------------------------------------------------------------------
                                                         Investment Division   1 Year     5 Years      10 Years      Inception to
Investment Division                                         Inception Date             (Annualized)  (Annualized)  Date (Annualized)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R)Aggregate Bond Index Division                11/09/98         2.38%         *             *           4.54%
PIMCO Total Return Division                                    05/01/01         1.71%         *             *           4.74%
Salomon Brothers U.S. Government Division                      05/01/01        -0.08%         *             *           3.16%
State Street Research Bond Income Division                     07/02/90         0.45%      4.67%         5.88%          6.84%
Salomon Brothers Strategic Bond Opportunities Division         05/01/01         1.69%         *             *           3.81%
State Street Research  Diversified Division                    07/02/90       -20.73%     -1.20%         5.81%          6.59%
Lord Abbett Bond Debenture Division                            03/03/97        -6.61%     -0.86%            *           0.36%
American Funds Growth-Income Division                          05/01/01       -24.91%         *             *         -16.62%
MetLife Stock Index Division                                   07/02/90       -28.54%     -3.20%         7.36%          7.82%
MFS Investors Trust Division                                   05/01/01       -26.54%         *             *         -21.65%
MFS Research Managers Division                                 05/01/01       -30.19%         *             *         -28.09%
State Street Research  Investment Trust Division               07/02/90       -32.04%     -4.96%         5.72%          6.39%
Davis Venture Value Division                                   07/05/00       -23.14%         *             *         -13.52%
FI Structured Equity Division                                  05/01/02            *          *             *         -22.14%
Harris Oakmark Large Cap Value Division                        11/09/98       -21.06%         *             *          -1.68%
State Street Research Large Cap Value Division                 05/01/02            *          *             *         -25.02%
American Funds Growth Division                                 05/01/01       -30.53%         *             *         -26.14%
Janus Growth Division                                          05/01/01       -36.17%         *             *         -33.49%
MET/Putnam Voyager Division                                    07/05/01       -34.58%         *             *         -30.02%
T. Rowe Price Large Cap Growth Division                        11/09/98       -29.35%         *             *          -4.21%
MET/AIM Mid Cap Equity Division                                05/01/02            *          *             *         -28.41%
MetLife Mid Cap Stock Index Division                           07/05/00       -21.73%         *             *          -7.65%
Harris Oakmark Focused Value Division                          05/01/01       -16.18%         *             *          -2.78%
Neuberger Berman Partners Mid Cap Value Division               11/09/98       -16.84%         *             *           6.68%
FI Mid Cap Opportunities Division                              05/01/02            *          *             *         -23.25%
Janus Mid Cap Division                                         03/03/97       -34.75%     -3.69%            *           1.15%
T Rowe Price Mid-Cap Growth Division                           05/01/01       -48.47%         *             *         -38.44%
State Street Research Aggressive Growth Division               07/02/90       -34.42%     -7.52%         1.64%          4.54%
Loomis Sayles Small Cap Division                               07/05/00       -27.83%         *             *         -15.77%
Russell 2000(R)Index Division                                  11/09/98       -26.86%         *             *          -2.51%
State Street Research Aurora Division                          07/05/00       -27.69%         *             *           1.30%
Franklin Templeton Small Cap Growth Division                   05/01/01       -33.52%         *             *         -26.56%
MET/AIM Small Cap Growth Division                              05/01/02            *          *             *         -19.71%
T. Rowe Price Small Cap Growth Division                        03/03/97       -32.57%     -6.54%            *          -2.77%
PIMCO Innovation Division                                      05/01/01       -54.48%         *             *         -46.89%
Scudder Global Equity Division                                 03/03/97       -22.75%     -2.24%            *          -0.31%
MFS Research International Division                            05/01/01       -18.63%         *             *         -17.67%
Morgan Stanley EAFE(R)Index Division                           11/09/98       -23.24%         *             *          -8.86%
Putnam International Stock Division                            07/01/91       -24.13%     -5.69%         0.86%          0.18%
Harris Oakmark International Division                          05/01/02            *          *             *         -21.12%
American Funds Global Small Cap Division                       05/01/01       -25.56%         *             *         -19.89%

                                                                               Bonus Class
                                                                      As of Portfolio Inception Date
------------------------------------------------------------------------------------------------------------------------------------
                                                            Portfolio        1 Year       5 Years       10 Years   Inception to Date
Investment Division                                       Inception Date               (Annualized)   (Annualized)    (Annualized)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R)Aggregate Bond Index Division              11/09/98         2.38%           *             *             4.54%
PIMCO Total Return Division                                  02/12/01         1.71%           *             *             4.21%
Salomon Brothers U.S. Government Division                    10/31/94        -0.08%        4.25%            *             5.73%
State Street Research Bond Income Division                   06/24/83         0.45%        4.67%         5.88%            8.10%
Salomon Brothers Strategic Bond Opportunities Division       10/31/94         1.69%        3.08%            *             6.89%
State Street Research  Diversified Division                  07/25/86       -20.73%       -1.20%         5.81%            7.16%
Lord Abbett Bond Debenture Division                          03/03/97        -6.61%       -0.86%            *             0.36%
American Funds Growth-Income Division                        02/08/84       -24.91%        1.13%         8.69%           10.67%
MetLife Stock Index Division                                 05/01/90       -28.54%       -3.20%         7.36%            8.41%
MFS Investors Trust Division                                 04/30/99       -26.54%           *             *           -12.06%
MFS Research Managers Division                               04/30/99       -30.19%           *             *           -13.12%
State Street Research  Investment Trust Division             06/24/83       -32.04%       -4.96%         5.72%            8.45%
Davis Venture Value Division                                 10/31/94       -23.14%       -0.60%            *            10.06%
FI Structured Equity Division                                04/30/93       -25.92%       -4.50%            *             6.78%
Harris Oakmark Large Cap Value Division                      11/09/98       -21.06%           *             *            -1.68%
State Street Research Large Cap Value Division               05/01/02            *            *             *           -25.02%
American Funds Growth Division                               02/08/84       -30.53%        4.27%         10.40%          11.96%
Janus Growth Division                                        05/01/01       -36.17%           *             *           -33.49%
MET/Putnam Voyager Division                                  05/01/00       -34.58%           *             *           -33.89%
T. Rowe Price Large Cap Growth Division                      11/09/98       -29.35%           *             *            -4.21%
MET/AIM Mid Cap Equity Division                              10/09/01       -33.09%           *             *           -15.88%
MetLife Mid Cap Stock Index Division                         07/05/00       -21.73%           *             *            -7.65%
Harris Oakmark Focused Value Division                        04/30/93       -16.18%        3.59%            *             9.36%
Neuberger Berman Partners Mid Cap Value Division             11/09/98       -16.84%           *             *             6.68%
FI Mid Cap Opportunities Division                            05/01/02            *            *             *           -23.25%
Janus Mid Cap Division                                       03/03/97       -34.75%       -3.69%            *             1.15%
T Rowe Price Mid-Cap Growth Division                         02/12/01       -48.47%           *             *           -35.62%
State Street Research Aggressive Growth Division             04/29/88       -34.42%       -7.52%         1.64%            6.42%
Loomis Sayles Small Cap Division                             05/02/94       -27.83%       -2.85%            *             6.65%
Russell 2000(R)Index Division                                11/09/98       -26.86%           *             *            -2.51%
State Street Research Aurora Division                        07/05/00       -27.69%           *             *             1.30%
Franklin Templeton Small Cap Growth Division                 05/01/01       -33.52%           *             *           -26.56%
MET/AIM Small Cap Growth Division                            10/09/01       -17.77%           *             *            -6.51%
T. Rowe Price Small Cap Growth Division                      03/03/97       -32.57%       -6.54%            *            -2.77%
PIMCO Innovation Division                                    02/12/01       -54.48%           *             *           -48.45%
Scudder Global Equity Division                               03/03/97       -22.75%       -2.24%            *            -0.31%
MFS Research International Division                          02/12/01       -18.63%           *             *           -17.60%
Morgan Stanley EAFE(R)Index Division                         11/09/98       -23.24%           *             *            -8.86%
Putnam International Stock Division                          07/01/91       -24.13%       -5.69%         0.86%            0.18%
Harris Oakmark International Division                        10/09/01       -24.54%           *             *           -13.13%
American Funds Global Small Cap Division                     04/30/98       -25.56%           *             *             0.71%

The following data for annual effective rates of return (change in accumulation unit annualized) for the investment divisions reflects the deduction of the Separate Account charge for each class (including the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Division), the Basic Death Benefit, Annual Contract Fee and the investment-related charge. It does not reflect withdrawal charges, the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. The Portfolio inception date is the date the portfolio commenced operations. Performance includes time periods before the inception date of the product from the Portfolio inception date. We use actual performance for periods after the investment division date.



Annualized changes in accumulation unit value for the investment divisions for the one year period beginning January 1, 2002 and ending December 31, 2002. For periods 5 and 10 years (or since inception) and year to date as applicable.



State Street Money Market Division
Seven Day Period Ending December 31, 2002

Portfolio Inception Date: August 25, 1983

                                                           Inception Current
                      1 Year        5 Year     10 Year     to Date   7-Day Yield
                      ------        ------     -------     -------   -----------
B Class               -0.07%        2.82%      2.95%       4.39%     -0.36%
L Class               -0.28%        2.61%      2.74%       4.18%     -0.57%
C Class               -0.43%        2.45%      2.58%       4.02%     -0.72%
Bonus Class           -0.49%        2.38%      2.51%       3.95%     -0.79%



                                                                                B Class
---------------------------------------------------------------------------------------------------------------------
                                                              Portfolio                                    5 Years
Investment Division                                         Inception Date    Year-to-Date     1 Year    (Annualized)
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division               11/09/98          8.60%         8.60%          *
PIMCO Total Return Division                                    02/12/01          7.95%         7.95%          *
Salomon Brothers U.S. Government Division                      10/31/94          6.20%         6.20%       4.97%
State Street Research Bond Income Division                     06/24/83          6.72%         6.72%       5.38%
Salomon Brothers Strategic Bond Opportunities Division         10/31/94          7.92%         7.92%       3.85%
State Street Research  Diversified Division                    07/25/86        -15.06%       -15.06%      -0.26%
Lord Abbett Bond Debenture Division                            03/03/97         -0.17%        -0.17%       0.07%
American Funds Growth-Income Division                          02/08/84        -19.54%       -19.54%       1.97%
MetLife Stock Index Division                                   05/01/90        -23.43%       -23.43%      -2.29%
MFS Investors Trust Division                                   04/30/99        -21.29%       -21.29%          *
MFS Research Managers Division                                 04/30/99        -25.21%       -25.21%          *
State Street Research  Investment Trust Division               06/24/83        -27.18%       -27.18%      -4.08%
Davis Venture Value Division                                   10/31/94        -17.65%       -17.65%       0.32%
FI Structured Equity Division                                  04/30/93        -20.62%       -20.62%      -3.61%
Harris Oakmark Large Cap Value Division                        11/09/98        -15.42%       -15.42%          *
State Street Research Large Cap Value Division                 05/01/02             *             *           *
American Funds Growth Division                                 02/08/84        -25.56%       -25.56%       5.00%
Janus Growth Division                                          05/01/01        -31.61%       -31.61%          *
MET/Putnam Voyager Division                                    05/01/00        -29.91%       -29.91%          *
T. Rowe Price Large Cap Growth Division                        11/09/98        -24.30%       -24.30%          *
MET/AIM Mid Cap Equity Division                                10/09/01        -28.31%       -28.31%          *
MetLife Mid Cap Stock Index Division                           07/05/00        -16.14%       -16.14%          *
Harris Oakmark Focused Value Division                          04/30/93        -10.19%       -10.19%       4.34%
Neuberger Berman Partners Mid Cap Value Division               11/09/98        -10.90%       -10.90%          *
FI Mid Cap Opportunities Division                              05/01/02             *             *           *
Janus Mid Cap Division                                         03/03/97        -30.09%       -30.09%      -2.79%
T Rowe Price Mid-Cap Growth Division                           02/12/01        -44.79%       -44.79%          *
State Street Research Aggressive Growth Division               04/29/88        -29.73%       -29.73%      -6.68%
Loomis Sayles Small Cap Division                               05/02/94        -22.68%       -22.68%      -1.94%
Russell 2000(R) Index Division                                 11/09/98        -21.63%       -21.63%          *
State Street Research Aurora Division                          07/05/00        -22.52%       -22.52%          *
Franklin Templeton Small Cap Growth Division                   05/01/01        -28.77%       -28.77%          *
MET/AIM Small Cap Growth Division                              10/09/01        -11.90%       -11.90%          *
T. Rowe Price Small Cap Growth Division                        03/03/97        -27.75%       -27.75%      -5.69%
PIMCO Innovation Division                                      02/12/01        -51.22%       -51.22%          *
Scudder Global Equity Division                                 03/03/97        -17.23%       -17.23%      -1.32%
MFS Research International Division                            02/12/01        -12.82%       -12.82%          *
Morgan Stanley EAFE(R) Index Division                          11/09/98        -17.75%       -17.75%          *
Putnam International Stock Division                            07/01/91        -18.71%       -18.71%      -4.83%
Harris Oakmark International Division                          10/09/01        -19.14%       -19.14%          *
American Funds Global Small Cap Division                       04/30/98        -20.24%       -20.24%          *

------------------------------------------------------------------------------------------------
                                                                 10 Years     Inception to Date
Investment Division                                            (Annualized)      (Annualized)
------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division                    *               5.36%
PIMCO Total Return Division                                         *               6.62%
Salomon Brothers U.S. Government Division                           *               5.74%
State Street Research Bond Income Division                       5.88%              8.09%
Salomon Brothers Strategic Bond Opportunities Division              *               6.89%
State Street Research  Diversified Division                      5.80%              7.15%
Lord Abbett Bond Debenture Division                                 *               0.88%
American Funds Growth-Income Division                            8.69%             10.66%
MetLife Stock Index Division                                     7.36%              8.40%
MFS Investors Trust Division                                        *             -10.92%
MFS Research Managers Division                                      *             -12.19%
State Street Research  Investment Trust Division                 5.71%              8.44%
Davis Venture Value Division                                        *              10.07%
FI Structured Equity Division                                       *               6.77%
Harris Oakmark Large Cap Value Division                             *              -0.63%
State Street Research Large Cap Value Division                      *             -20.72%
American Funds Growth Division                                  10.39%             11.94%
Janus Growth Division                                               *             -31.66%
MET/Putnam Voyager Division                                         *             -32.87%
T. Rowe Price Large Cap Growth Division                             *              -3.20%
MET/AIM Mid Cap Equity Division                                     *             -12.41%
MetLife Mid Cap Stock Index Division                                *              -5.59%
Harris Oakmark Focused Value Division                               *               9.36%
Neuberger Berman Partners Mid Cap Value Division                    *               7.43%
FI Mid Cap Opportunities Division                                   *             -18.82%
Janus Mid Cap Division                                              *               1.65%
T Rowe Price Mid-Cap Growth Division                                *             -34.11%
State Street Research Aggressive Growth Division                 1.64%              6.41%
Loomis Sayles Small Cap Division                                    *               6.65%
Russell 2000(R) Index Division                                      *              -1.47%
State Street Research Aurora Division                               *               3.31%
Franklin Templeton Small Cap Growth Division                        *             -24.42%
MET/AIM Small Cap Growth Division                                   *              -2.56%
T. Rowe Price Small Cap Growth Division                             *              -2.24%
PIMCO Innovation Division                                           *             -47.51%
Scudder Global Equity Division                                      *               0.23%
MFS Research International Division                                 *             -15.36%
Morgan Stanley EAFE(R) Index Division                               *              -7.94%
Putnam International Stock Division                              0.85%              0.18%
Harris Oakmark International Division                               *              -9.52%
American Funds Global Small Cap Division                            *               1.61%

                                                                               C Class
---------------------------------------------------------------------------------------------------------------------
Investment Division                                            Portfolio                                   5 Years
                                                            Inception Date   Year-to-Date    1 Year     (Annualized)
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division               11/09/98         8.21%         8.21%          *
PIMCO Total Return Division                                    02/12/01         7.56%         7.56%          *
Salomon Brothers U.S. Government Division                      10/31/94         5.82%         5.82%       4.60%
State Street Research Bond Income Division                     06/24/83         6.34%         6.34%       5.00%
Salomon Brothers Strategic Bond Opportunities Division         10/31/94         7.53%         7.53%       3.47%
State Street Research  Diversified Division                    07/25/86       -15.37%       -15.37%      -0.62%
Lord Abbett Bond Debenture Division                            03/03/97        -0.52%        -0.52%      -0.29%
American Funds Growth-Income Division                          02/08/84       -19.83%       -19.83%       1.61%
MetLife Stock Index Division                                   05/01/90       -23.71%       -23.71%      -2.64%
MFS Investors Trust Division                                   04/30/99       -21.58%       -21.58%          *
MFS Research Managers Division                                 04/30/99       -25.47%       -25.47%          *
State Street Research  Investment Trust Division               06/24/83       -27.44%       -27.44%      -4.42%
Davis Venture Value Division                                   10/31/94       -17.95%       -17.95%      -0.04%
FI Structured Equity Division                                  04/30/93       -20.91%       -20.91%      -3.96%
Harris Oakmark Large Cap Value Division                        11/09/98       -15.72%       -15.72%          *
State Street Research Large Cap Value Division                 05/01/02            *             *           *
American Funds Growth Division                                 02/08/84       -25.83%       -25.83%       4.62%
Janus Growth Division                                          05/01/01       -31.85%       -31.85%          *
MET/Putnam Voyager Division                                    05/01/00       -30.16%       -30.16%          *
T. Rowe Price Large Cap Growth Division                        11/09/98       -24.58%       -24.58%          *
MET/AIM Mid Cap Equity Division                                10/09/01       -28.57%       -28.57%          *
MetLife Mid Cap Stock Index Division                           07/05/00       -16.44%       -16.44%          *
Harris Oakmark Focused Value Division                          04/30/93       -10.51%       -10.51%       3.96%
Neuberger Berman Partners Mid Cap Value Division               11/09/98       -11.22%       -11.22%          *
FI Mid Cap Opportunities Division                              05/01/02            *             *           *
Janus Mid Cap Division                                         03/03/97       -30.34%       -30.34%      -3.14%
T Rowe Price Mid-Cap Growth Division                           02/12/01       -44.99%       -44.99%          *
State Street Research Aggressive Growth Division               04/29/88       -29.98%       -29.98%      -7.02%
Loomis Sayles Small Cap Division                               05/02/94       -22.95%       -22.95%      -2.29%
Russell 2000(R) Index Division                                 11/09/98       -21.91%       -21.91%          *
State Street Research Aurora Division                          07/05/00       -22.80%       -22.80%          *
Franklin Templeton Small Cap Growth Division                   05/01/01       -29.03%       -29.03%          *
MET/AIM Small Cap Growth Division                              10/09/01       -12.21%       -12.21%          *
T. Rowe Price Small Cap Growth Division                        03/03/97       -28.01%       -28.01%      -6.02%
PIMCO Innovation Division                                      02/12/01       -51.40%       -51.40%          *
Scudder Global Equity Division                                 03/03/97       -17.53%       -17.53%      -1.67%
MFS Research International Division                            02/12/01       -13.13%       -13.13%          *
Morgan Stanley EAFE(R) Index Division                          11/09/98       -18.05%       -18.05%          *
Putnam International Stock Division                            07/01/91       -19.00%       -19.00%      -5.17%
Harris Oakmark International Division                          10/09/01       -19.44%       -19.44%          *
American Funds Global Small Cap Division                       04/30/98       -20.53%       -20.53%          *

---------------------------------------------------------------------------------------------
Investment Division                                           10 Years     Inception to Date
                                                            (Annualized)      (Annualized)
---------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division                 *               4.98%
PIMCO Total Return Division                                      *               6.24%
Salomon Brothers U.S. Government Division                        *               5.36%
State Street Research Bond Income Division                    5.50%              7.70%
Salomon Brothers Strategic Bond Opportunities Division           *               6.51%
State Street Research  Diversified Division                   5.42%              6.76%
Lord Abbett Bond Debenture Division                              *               0.52%
American Funds Growth-Income Division                         8.30%             10.26%
MetLife Stock Index Division                                  6.97%              8.01%
MFS Investors Trust Division                                     *             -11.24%
MFS Research Managers Division                                   *             -12.33%
State Street Research  Investment Trust Division              5.33%              8.05%
Davis Venture Value Division                                     *               9.68%
FI Structured Equity Division                                    *               6.39%
Harris Oakmark Large Cap Value Division                          *              -0.99%
State Street Research Large Cap Value Division                   *             -20.91%
American Funds Growth Division                               10.00%             11.54%
Janus Growth Division                                            *             -31.90%
MET/Putnam Voyager Division                                      *             -33.11%
T. Rowe Price Large Cap Growth Division                          *              -3.55%
MET/AIM Mid Cap Equity Division                                  *             -12.72%
MetLife Mid Cap Stock Index Division                             *              -5.93%
Harris Oakmark Focused Value Division                            *               8.97%
Neuberger Berman Partners Mid Cap Value Division                 *               7.04%
FI Mid Cap Opportunities Division                                *             -19.02%
Janus Mid Cap Division                                           *               1.28%
T Rowe Price Mid-Cap Growth Division                             *             -34.35%
State Street Research Aggressive Growth Division              1.27%              6.03%
Loomis Sayles Small Cap Division                                 *               6.27%
Russell 2000(R)Index Division                                    *              -1.83%
State Street Research Aurora Division                            *               2.94%
Franklin Templeton Small Cap Growth Division                     *             -24.70%
MET/AIM Small Cap Growth Division                                *              -2.91%
T. Rowe Price Small Cap Growth Division                          *              -2.60%
PIMCO Innovation Division                                        *             -47.70%
Scudder Global Equity Division                                   *              -0.13%
MFS Research International Division                              *             -15.67%
Morgan Stanley EAFE(R)Index Division                             *              -8.27%
Putnam International Stock Division                           0.49%             -0.18%
Harris Oakmark International Division                            *              -9.84%
American Funds Global Small Cap Division                         *               1.25%

                                                                   L Class
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            Inception
Investment Division                                 Portfolio    Year-to           5 Years      10 Years     to Date
                                                  Inception Date  -Date   1 Year (Annualized) (Annualized) (Annualized)
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division    11/09/98      8.37%    8.37%       *             *         5.14%
PIMCO Total Return Division                         02/12/01      7.72%    7.72%       *             *         6.40%
Salomon Brothers U.S. Government Division           10/31/94      5.98%    5.98%    4.75%            *         5.52%
State Street Research Bond Income Division          06/24/83      6.50%    6.50%    5.16%         5.66%        7.86%
Salomon Brothers Strategic Bond Opportunities
 Division                                           10/31/94      7.70%    7.70%    3.63%            *         6.67%
State Street Research Diversified Division          07/25/86    -15.24%  -15.24%   -0.47%         5.58%        6.92%
Lord Abbett Bond Debenture Division                 03/03/97     -0.38%   -0.38%   -0.14%            *         0.67%
American Funds Growth-Income Division               02/08/84    -19.71%  -19.71%    1.76%         8.46%       10.43%
MetLife Stock Index Division                        05/01/90    -23.59%  -23.59%   -2.50%         7.13%        8.18%
MFS Investors Trust Division                        04/30/99    -21.46%  -21.46%       *             *       -11.10%
MFS Research Managers Division                      04/30/99    -25.36%  -25.36%       *             *       -12.26%
State Street Research Investment Trust Division     06/24/83    -27.34%  -27.34%   -4.28%         5.49%        8.21%
Davis Venture Value Division                        10/31/94    -17.82%  -17.82%    0.11%            *         9.84%
FI Structured Equity Division                       04/30/93    -20.79%  -20.79%   -3.82%            *         6.55%
Harris Oakmark Large Cap Value Division             11/09/98    -15.60%  -15.60%       *             *        -0.84%
State Street Research Large Cap Value Division      05/01/02         *        *        *             *       -20.83%
American Funds Growth Division                      02/08/84    -25.72%  -25.72%    4.78%        10.16%       11.71%
Janus Growth Division                               05/01/01    -31.75%  -31.75%       *             *       -31.80%
MET/Putnam Voyager Division                         05/01/00    -30.05%  -30.05%       *             *       -33.01%
T. Rowe Price Large Cap Growth Division             11/09/98    -24.46%  -24.46%       *             *        -3.40%
MET/AIM Mid Cap Equity Division                     10/09/01    -28.46%  -28.46%       *             *       -12.59%
MetLife Mid Cap Stock Index Division                07/05/00    -16.32%  -16.32%       *             *        -5.79%
Harris Oakmark Focused Value Division               04/30/93    -10.37%  -10.37%    4.12%            *         9.13%
Neuberger Berman Partners Mid Cap Value Division    11/09/98    -11.09%  -11.09%       *             *         7.20%
FI Mid Cap Opportunities Division                   05/01/02         *        *        *             *       -18.94%
Janus Mid Cap Division                              03/03/97    -30.23%  -30.23%   -2.99%            *         1.43%
T Rowe Price Mid-Cap Growth Division                02/12/01    -44.90%  -44.90%       *             *       -34.25%
State Street Research Aggressive Growth Division    04/29/88    -29.88%  -29.88%   -6.88%         1.43%        6.19%
Loomis Sayles Small Cap Division                    05/02/94    -22.84%  -22.84%   -2.15%            *         6.43%
Russell 2000(R) Index Division                      11/09/98    -21.79%  -21.79%       *             *        -1.68%
State Street Research Aurora Division               07/05/00    -22.68%  -22.68%       *             *         3.09%
Franklin Templeton Small Cap Growth Division        05/01/01    -28.92%  -28.92%       *             *       -24.58%
MET/AIM Small Cap Growth Division                   10/09/01    -12.08%  -12.08%       *             *        -2.76%
T. Rowe Price Small Cap Growth Division             03/03/97    -27.90%  -27.90%   -5.88%            *        -2.45%
PIMCO Innovation Division                           02/12/01    -51.32%  -51.32%       *             *       -47.62%
Scudder Global Equity Division                      03/03/97    -17.40%  -17.40%   -1.53%            *         0.02%
MFS Research International Division                 02/12/01    -13.00%  -13.00%       *             *       -15.54%
Morgan Stanley EAFE(R) Index Division               11/09/98    -17.93%  -17.93%       *             *        -8.13%
Putnam International Stock Division                 07/01/91    -18.88%  -18.88%   -5.03%         0.64%       -0.03%
Harris Oakmark International Division               10/09/01    -19.31%  -19.31%       *             *        -9.71%
American Funds Global Small Cap Division            04/30/98    -20.41%  -20.41%       *             *         1.40%

                                   Bonus Class

  --------------------------------------------------------------------------------------------------------------
  Investment Division                                        Portfolio                                5 Years
                                                          Inception Date  Year-to-Date    1 Year    (Annualized)
  --------------------------------------------------------------------------------------------------------------
  Lehman Brothers(R)Aggregate Bond Index Division            11/09/98         8.13%         8.13%          *
  PIMCO Total Return Division                                02/12/01         7.49%         7.49%          *
  Salomon Brothers U.S. Government Division                  10/31/94         5.75%         5.75%       4.53%
  State Street Research Bond Income Division                 06/24/83         6.27%         6.27%       4.93%
  Salomon Brothers Strategic Bond Opportunities Division     10/31/94         7.46%         7.46%       3.40%
  State Street Research  Diversified Division                07/25/86       -15.43%       -15.43%      -0.69%
  Lord Abbett Bond Debenture Division                        03/03/97        -0.59%        -0.59%      -0.36%
  American Funds Growth-Income Division                      02/08/84       -19.89%       -19.89%       1.54%
  MetLife Stock Index Division                               05/01/90       -23.76%       -23.76%      -2.71%
  MFS Investors Trust Division                               04/30/99       -21.63%       -21.63%          *
  MFS Research Managers Division                             04/30/99       -25.53%       -25.53%          *
  State Street Research  Investment Trust Division           06/24/83       -27.49%       -27.49%      -4.49%
  Davis Venture Value Division                               10/31/94       -18.00%       -18.00%      -0.11%
  FI Structured Equity Division                              04/30/93       -20.96%       -20.96%      -4.03%
  Harris Oakmark Large Cap Value Division                    11/09/98       -15.78%       -15.78%          *
  State Street Research Large Cap Value Division             05/01/02            *             *           *
  American Funds Growth Division                             02/08/84       -25.88%       -25.88%       4.55%
  Janus Growth Division                                      05/01/01       -31.90%       -31.90%          *
  MET/Putnam Voyager Division                                05/01/00       -30.21%       -30.21%          *
  T. Rowe Price Large Cap Growth Division                    11/09/98       -24.63%       -24.63%          *
  MET/AIM Mid Cap Equity Division                            10/09/01       -28.62%       -28.62%          *
  MetLife Mid Cap Stock Index Division                       07/05/00       -16.50%       -16.50%          *
  Harris Oakmark Focused Value Division                      04/30/93       -10.57%       -10.57%       3.89%
  Neuberger Berman Partners Mid Cap Value Division           11/09/98       -11.28%       -11.28%          *
  FI Mid Cap Opportunities Division                          05/01/02            *             *           *
  Janus Mid Cap Division                                     03/03/97       -30.39%       -30.39%      -3.20%
  T Rowe Price Mid-Cap Growth Division                       02/12/01       -45.02%       -45.02%          *
  State Street Research Aggressive Growth Division           04/29/88       -30.03%       -30.03%      -7.08%
  Loomis Sayles Small Cap Division                           05/02/94       -23.01%       -23.01%      -2.36%
  Russell 2000(R)Index Division                              11/09/98       -21.97%       -21.97%          *
  State Street Research Aurora Division                      07/05/00       -22.85%       -22.85%          *
  Franklin Templeton Small Cap Growth Division               05/01/01       -29.07%       -29.07%          *
  MET/AIM Small Cap Growth Division                          10/09/01       -12.27%       -12.27%          *
  T. Rowe Price Small Cap Growth Division                    03/03/97       -28.06%       -28.06%      -6.09%
  PIMCO Innovation Division                                  02/12/01       -51.43%       -51.43%          *
  Scudder Global Equity Division                             03/03/97       -17.58%       -17.58%      -1.74%
  MFS Research International Division                        02/12/01       -13.19%       -13.19%          *
  Morgan Stanley EAFE(R)Index Division                       11/09/98       -18.11%       -18.11%          *
  Putnam International Stock Division                        07/01/91       -19.06%       -19.06%      -5.23%
  Harris Oakmark International Division                      10/09/01       -19.49%       -19.49%          *
  American Funds Global Small Cap Division                   04/30/98       -20.58%       -20.58%          *

  --------------------------------------------------------------------------------------------
  Investment Division                                         10 Years      Inception to Date
                                                            (Annualized)       (Annualized)
  --------------------------------------------------------------------------------------------
  Lehman Brothers(R)Aggregate Bond Index Division                  *               4.91%
  PIMCO Total Return Division                                      *               6.17%
  Salomon Brothers U.S. Government Division                        *               5.29%
  State Street Research Bond Income Division                    5.42%              7.62%
  Salomon Brothers Strategic Bond Opportunities Division           *               6.44%
  State Street Research  Diversified Division                   5.35%              6.69%
  Lord Abbett Bond Debenture Division                              *               0.45%
  American Funds Growth-Income Division                         8.23%             10.18%
  MetLife Stock Index Division                                  6.90%              7.94%
  MFS Investors Trust Division                                     *             -11.30%
  MFS Research Managers Division                                   *             -12.37%
  State Street Research  Investment Trust Division              5.26%              7.97%
  Davis Venture Value Division                                     *               9.60%
  FI Structured Equity Division                                    *               6.32%
  Harris Oakmark Large Cap Value Division                          *              -1.06%
  State Street Research Large Cap Value Division                   *             -20.95%
  American Funds Growth Division                                9.92%             11.46%
  Janus Growth Division                                            *             -31.95%
  MET/Putnam Voyager Division                                      *             -33.16%
  T. Rowe Price Large Cap Growth Division                          *              -3.61%
  MET/AIM Mid Cap Equity Division                                  *             -12.78%
  MetLife Mid Cap Stock Index Division                             *              -5.99%
  Harris Oakmark Focused Value Division                            *               8.89%
  Neuberger Berman Partners Mid Cap Value Division                 *               6.97%
  FI Mid Cap Opportunities Division                                *             -19.06%
  Janus Mid Cap Division                                           *               1.21%
  T Rowe Price Mid-Cap Growth Division                             *             -34.40%
  State Street Research Aggressive Growth Division              1.20%              5.96%
  Loomis Sayles Small Cap Division                                 *               6.20%
  Russell 2000(R)Index Division                                    *              -1.89%
  State Street Research Aurora Division                            *               2.86%
  Franklin Templeton Small Cap Growth Division                     *             -24.75%
  MET/AIM Small Cap Growth Division                                *              -2.97%
  T. Rowe Price Small Cap Growth Division                          *              -2.66%
  PIMCO Innovation Division                                        *             -47.74%
  Scudder Global Equity Division                                   *              -0.20%
  MFS Research International Division                              *             -15.72%
  Morgan Stanley EAFE(R)Index Division                             *              -8.33%
  Putnam International Stock Division                           0.42%             -0.25%
  Harris Oakmark International Division                            *              -9.90%
  American Funds Global Small Cap Division                         *               1.18%

Accumulation Unit Values Tables




     These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each investment division from year-end to year-end (except the highest possible and lowest possible mix which are in the prospectus). The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The Guaranteed Minimum Income Benefit charge is made by canceling accumulation units and, therefore, this charge is not reflected in the Accumulation Unit Value. However, purchasing this option will result in a higher charge.




                                Table A
                      C Class and Basic Death Benefit

                                                                                                              Number of
                                                                   Beginning of Year       End of Year    Accumulation Units
                                                                      Accumulation        Accumulation      End of Year (In
                                                              Year     Unit Value          Unit Value         Thousands)

Salomon Brothers U.S. Government Division/(c)/                2002       $14.51              $15.36              77.3942
                                                              2001        14.25               14.51                    0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.32               12.25              96.3369
                                                              2001        11.11               11.32                    0

State Street Research Bond Income Division/(a)/               2002        40.27               42.83              10.2593
                                                              2001        39.23               40.27                    0

PIMCO Total Return Division/(c)/                              2002        10.42               11.21              55.2510
                                                              2001        10.24               10.42                    0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.61               16.79              12.2335
                                                              2001        15.32               15.61                    0

State Street Research Diversified Division/(c)/               2002        34.84               29.49              10.7653
                                                              2001        35.78               34.84                    0

MetLife Stock Index Division/(c)/                             2002        34.95               26.67              42.2621
                                                              2001        37.05               34.95                    0

American Funds Growth-Income Division/(c)/                    2002        79.47               63.74               6.5416
                                                              2001        82.85               79.47                    0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.40                9.61              33.3480
                                                              2001        11.58               11.40                    0

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.43                8.62               4.8255
                                                              2001        11.58               11.43                    0

MFS Investors Trust Division/(c)/                             2002         8.24                6.46               0.3980
                                                              2001         8.67                8.24                    0

State Street Research Investment Trust Division/(c)/          2002        62.87               45.63               2.2849
                                                              2001        67.43               62.87                    0

MFS Research Managers Division/(c)/                           2002         8.28                6.18               1.5090
                                                              2001         9.34                8.28                    0

American Funds Growth Division/(c)/                           2002       106.85               79.27               4.6474
                                                              2001       118.09              106.85                    0

Janus Growth Division/(c)(e)/                                 2002         7.73                5.27               4.9487
                                                              2001         8.86                7.73                    0

Davis Venture Value Division/(c)/                             2002        25.98               21.32               2.4630
                                                              2001        26.73               25.98                    0

Met/Putnam Voyager Division/(c)/                              2002         4.90                3.43               1.4909
                                                              2001         5.38                4.90                    0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.28                8.60              36.5669
                                                              2001        10.40               10.28                    0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        14.95               13.28              10.0132
                                                              2001        15.27               14.95                    0

                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002       $25.72          $23.02                  11.9658
                                                              2001        24.89           25.72                        0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002         8.24            4.53                   5.9869
                                                              2001         8.63            8.24                        0

Janus Mid Cap Division/(c)/                                   2002        15.49           10.79                   3.5579
                                                              2001        18.01           15.49                        0

State Street Research Aggressive Growth Division/(c)/         2002        33.88           23.73                    .4746
                                                              2001        35.96           33.88                        0

Lord Abbett Bond Debenture Division/(b)/                      2002        10.38           10.33                   5.8690
                                                              2001        10.65           10.38                        0

Russell 2000 Index Division/(c)/                              2002        11.88            9.28                  22.3719
                                                              2001        11.95           11.88                        0

T. Rowe Price Small Cap Growth Division/(c)/                  2002        11.94            8.60                   4.6379
                                                              2001        12.14           11.94                        0

Loomis Sayles Small Cap Division/(c)/                         2002        22.04           16.99                    .7845
                                                              2001        22.54           22.04                        0

State Street Research Aurora Division/(c)/                    2002        13.93           10.76                  30.1732
                                                              2001        14.18           13.93                        0

Franklin Templeton Small Cap Growth Division/(c)/             2002         8.78            6.24                   3.9242
                                                              2001         9.17            8.78                        0

PIMCO Innovation Division/(c)/                                2002         6.08            2.96                   1.9228
                                                              2001         7.04            6.08                        0

Scudder Global Equity Division/(c)/                           2002        12.05            9.94                   1.5475
                                                              2001        12.79           12.05                        0

Morgan Stanley EAFE Index Division/(c)/                       2002         8.54            7.00                  54.8367
                                                              2001         9.32            8.54                        0

MFS Research International Division/(c)/                      2002         8.36            7.26                   2.2111
                                                              2001         9.01            8.36                        0

Putnam International Stock Division/(c)/                      2002        11.16            9.04                   4.4099
                                                              2001        11.95           11.16                        0

American Funds Global Small Capitalization Division/(c)/      2002        13.35           10.61                   5.4264
                                                              2001        13.69           13.35                        0

FI Structured Equity Division/(d)/                            2002        22.23           18.27                    .7341

State Street Research Large Cap Value Division/(d)/           2002        10.00            7.91                   1.8688

MET/AIM Mid Cap Core Equity Division/(d)/                     2002        11.38            9.65                    .9500

FI Mid Cap Opportunities Division/(d)/                        2002        10.00            8.10                   1.1436

MET/AIM Small Cap Growth Division/(d)/                        2002        11.22            8.47                    .4163

Harris Oakmark International Division/(d)/                    2002        10.90            8.81                    .5579

                                    Table B
                         L Class and Basic Death Benefit



                                                                                                           Number of
                                                                    Beginning of Year  End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)

Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.67         $ 15.55                  53.8267
                                                              2001        14.39           14.67                        0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.37           12.33                  71.9711
                                                              2001        11.16           11.37                        0

State Street Research Bond Income Division/(a)/               2002        41.40           44.11                  16.0685
                                                              2001        40.31           41.40                        0

PIMCO Total Return Division/(c)/                              2002        10.44           11.25                  57.2251
                                                              2001        10.25           10.44                        0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.77           16.99                  19.1803
                                                              2001        15.48           15.77                        0

State Street Research Diversified Division/(c)/               2002        35.66           30.23                   4.1236
                                                              2001        36.59           35.66                        0

MetLife Stock Index Division/(c)/                             2002        35.57           27.19                  26.4595
                                                              2001        37.69           35.57                        0

American Funds Growth-Income Division/(c)/                    2002        81.64           65.57                   6.2536
                                                              2001        85.05           81.64                        0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.45            9.67                  20.7963
                                                              2001        11.62           11.45                        0

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.48            8.68                   4.1826
                                                              2001        11.62           11.48                        0

MFS Investors Trust Division/(c)/                             2002         8.27            6.50                    .3834
                                                              2001         8.70            8.27                        0

State Street Research Investment Trust Division/(c)/          2002        64.64           46.99                   2.1849
                                                              2001        69.28           64.64                        0

MFS Research Managers Division/(c)/                           2002         8.29            6.19                    .8573
                                                              2001         9.38            8.29                        0

American Funds Growth Division/(c)/                           2002       109.75           81.56                   3.3739
                                                              2001       121.23          109.75                        0

Janus Growth Division/(c)(e)/                                 2002         7.74            5.29                   1.7337
                                                              2001         8.87            7.74                        0

Davis Venture Value Division/(c)/                             2002        26.26           21.59                   5.4053
                                                              2001        27.00           26.26                        0

Met/Putnam Voyager Division/(c)/                              2002         4.92            3.44                   3.3578
                                                              2001         5.39            4.92                        0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.31            8.63                  19.7205
                                                              2001        10.42           10.31                        0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        15.02           13.36                   7.1390
                                                              2001        15.34           15.02                        0

                                                                                                           Number of
                                                                    Beginning of Year  End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002       $26.05          $23.36                  18.4414
                                                              2001        25.20           26.05                        0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002         8.25            4.55                   8.1470
                                                              2001         8.64            8.25                        0

Janus Mid Cap Division/(c)/                                   2002        15.60           10.89                   9.9028
                                                              2001        18.13           15.60                        0

State Street Research Aggressive Growth Division/(c)/         2002        34.58           24.26                        0
                                                              2001        36.68           34.58                        0

Lord Abbett Bond Debenture Division/(b)/                      2002        10.45           10.42                   6.9667
                                                              2001        10.72           10.45                        0

Russell 2000 Index Division/(c)/                              2002        11.93            9.34                  12.6555
                                                              2001        12.00           11.93                        0

T. Rowe Price Small Cap Growth Division/(c)/                  2002        12.02            8.67                  12.9283
                                                              2001        12.22           12.02                        0

Loomis Sayles Small Cap Division/(c)/                         2002        22.30           17.21                    .8649
                                                              2001        22.79           22.30                        0

State Street Research Aurora Division/(c)/                    2002        13.96           10.80                  35.8576
                                                              2001        14.20           13.96                        0

Franklin Templeton Small Cap Growth Division/(c)/             2002         8.79            6.25                   3.1215
                                                              2001         9.17            8.79                        0

PIMCO Innovation Division/(c)/                                2002         6.09            2.96                   7.4587
                                                              2001         7.05            6.09                        0

Scudder Global Equity Division/(c)/                           2002        12.14           10.03                   5.1655
                                                              2001        12.88           12.14                        0

Morgan Stanley EAFE Index Division/(c)/                       2002         8.59            7.05                  27.4308
                                                              2001         9.36            8.59                        0

MFS Research International Division/(c)/                      2002         8.37            7.28                   2.7238
                                                              2001         9.02            8.37                        0

Putnam International Stock Division/(c)/                      2002        11.34            9.20                  12.8267
                                                              2001        12.14           11.34                        0

American Funds Global Small Capitalization Division/(c)/      2002        13.43           10.69                   8.9967
                                                              2001        13.75           13.43                        0

FI Structured Equity Division/(d)/                            2002        22.53           18.54                    .1920

State Street Research Large Cap Value Division/(d)/           2002        10.00            7.92                   1.5784

MET/AIM Mid Cap Core Equity Division/(d)/                     2002        11.39            9.67                        0

FI Mid Cap Opportunities Division/(d)/                        2002        10.00            8.11                    .7704

MET/AIM Small Cap Growth Division/(d)/                        2002        11.23            8.48                    .7137

Harris Oakmark International Division/(d)/                    2002        10.90            8.83                        0


                                    Table C
                       Bonus Class and Basic Death Benefit



                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.46          $15.30                 107.9798
                                                              2001        14.20           14.46                        0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.30           12.23                 329.0273
                                                              2001        11.10           11.30                        0

State Street Research Bond Income Division/(a)/               2002        39.90           42.42                  32.6000
                                                              2001        38.87           39.90                        0

PIMCO Total Return Division/(c)/                              2002        10.42           11.20                 160.6733
                                                              2001        10.24           10.42                        0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.55           16.72                  32.8406
                                                              2001        15.27           15.55                        0

State Street Research Diversified Division/(c)/               2002        34.57           29.25                  33.7967
                                                              2001        35.51           34.57                        0

MetLife Stock Index Division/(c)/                             2002        34.75           26.51                 111.4548
                                                              2001        36.85           34.75                        0

American Funds Growth-Income Division/(c)/                    2002        78.76           63.14                  26.1473
                                                              2001        82.13           78.76                        0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.38            9.59                 171.9327
                                                              2001        11.56           11.38                        0

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.41            8.61                  30.6065
                                                              2001        11.56           11.41                        0

MFS Investors Trust Division/(c)/                             2002         8.23            6.45                  45.0430
                                                              2001         8.66            8.23                        0

State Street Research Investment Trust Division/(c)/          2002        62.29           45.19                  17.2847
                                                              2001        66.82           62.29                        0

MFS Research Managers Division/(c)/                           2002         8.28            6.17                   3.7455
                                                              2001         9.33            8.28                        0

American Funds Growth Division/(c)/                           2002       105.89           78.53                  21.4693
                                                              2001       117.06          105.89                        0

Janus Growth Division/(c)(e)/                                 2002         7.73            5.27                  36.4712
                                                              2001         8.86            7.73                        0

Davis Venture Value Division/(c)/                             2002        25.89           21.24                  11.9609
                                                              2001        26.64           25.89                        0

Met/Putnam Voyager Division/(c)/                              2002         4.90            3.42                  29.9537
                                                              2001         5.37            4.90                        0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.28            8.59                 103.1313
                                                              2001        10.40           10.28                        0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        14.93           13.25                  45.0842
                                                              2001        15.25           14.93                        0

                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002       $25.60          $22.91                  65.2014
                                                              2001        24.79           25.60                        0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002         8.24            4.53                  46.2619
                                                              2001         8.63            8.24                        0

Janus Mid Cap Division/(c)/                                   2002        15.45           10.76                  39.2010
                                                              2001        17.97           15.45                        0

State Street Research Aggressive Growth Division/(c)/         2002        33.65           23.56                   6.3452
                                                              2001        35.72           33.65                        0

Lord Abbett Bond Debenture Division/(b)/                      2002        10.35           10.30                  28.9026
                                                              2001        10.63           10.35                        0

Russell 2000 Index Division/(c)/                              2002        11.86            9.26                  74.7739
                                                              2001        11.93           11.86                        0

T. Rowe Price Small Cap Growth Division/(c)/                  2002        11.91            8.57                  12.4231
                                                              2001        12.11           11.91                        0

Loomis Sayles Small Cap Division/(c)/                         2002        21.96           16.92                   6.0929
                                                              2001        22.46           21.96                        0

State Street Research Aurora Division/(c)/                    2002        13.92           10.74                 168.7874
                                                              2001        14.17           13.92                        0

Franklin Templeton Small Cap Growth Division/(c)/             2002         8.78            6.23                  36.1090
                                                              2001         9.17            8.78                        0

PIMCO Innovation Division/(c)/                                2002         6.08            2.95                  65.5437
                                                              2001         7.04            6.08                        0

Scudder Global Equity Division/(c)/                           2002        12.02            9.91                  35.6196
                                                              2001        12.77           12.02                        0

Morgan Stanley EAFE Index Division/(c)/                       2002         8.53            6.99                 165.1581
                                                              2001         9.31            8.53                        0

MFS Research International Division/(c)/                      2002         8.35            7.26                  13.5427
                                                              2001         9.01            8.35                        0

Putnam International Stock Division/(c)/                      2002        11.10            8.99                  22.5358
                                                              2001        11.89           11.10                        0

American Funds Global Small Capitalization Division/(c)/      2002        13.33           10.59                  32.1846
                                                              2001        13.66           13.33                        0

FI Structured Equity Division/(d)/                            2002        22.13           18.18                   1.6134

State Street Research Large Cap Value Division/(d)/           2002        10.00            7.91                  10.0948

MET/AIM Mid Cap Core Equity Division/(d)/                     2002        11.38            9.64                   6.3801

FI Mid Cap Opportunities Division/(d)/                        2002        10.00            8.10                   8.5035

MET/AIM Small Cap Growth Division/(d)/                        2002        11.21            8.46                   8.4738

Harris Oakmark International Division/(d)/                    2002        10.90            8.81                   4.3947

                                    Table D
                    B Class and Annual Step-Up Death Benefit



                                                                                                                Number of
                                                                     Beginning of Year   End of Year        Accumulation Units
                                                                        Accumulation    Accumulation         End of Year (In
                                                                Year     Unit Value      Unit Value             Thousands)
Salomon Brothers U.S. Government Division/(c)/                  2002      $ 14.83         $ 15.75                187.8153
                                                                2001        14.54           14.83                       0

Lehman Brothers Aggregate Bond Index Division/(c)/              2002        11.42           12.40                312.4582
                                                                2001        11.20           11.42                 6258.22

State Street Research Bond Income Division/(a)/                 2002        42.57           45.42                 48.4629
                                                                2001        41.42           42.57                 1903.48

PIMCO Total Return Division/(c)/                                2002        10.45           11.28                348.3545
                                                                2001        10.25           10.45                  904.19

Salomon Brothers Strategic Bond Opportunities Division/(c)/     2002        15.94           17.20                 63.3457
                                                                2001        15.63           15.94                       0

State Street Research Diversified Division/(c)/                 2002        36.49           30.99                 52.8699
                                                                2001        37.43           36.49                       0

MetLife Stock Index Division/(c)/                               2002        36.20           27.71                119.4537
                                                                2001        38.33           36.20                       0

American Funds Growth-Income Division/(c)/                      2002        83.86           67.45                 34.4318
                                                                2001        87.32           83.86                   67.89

Harris Oakmark Large Cap Value Division/(c)/                    2002        11.51            9.73                250.0609
                                                                2001        11.67           11.51                 6882.86

T. Rowe Price Large Cap Growth Division/(c)/                    2002        11.54            8.73                 31.2911
                                                                2001        11.67           11.54                       0

MFS Investors Trust Division/(c)/                               2002         8.31            6.54                  21.502
                                                                2001         8.73            8.31                       0

State Street Research Investment Trust Division/(c)/            2002        66.46           48.38                 22.0987
                                                                2001        71.19           66.46                       0

MFS Research Managers Division/(c)/                             2002         8.31            6.21                  7.2161
                                                                2001         9.41            8.31                       0

American Funds Growth Division/(c)/                             2002       112.74           83.90                 24.9383
                                                                2001       124.46          112.74                   49.70

Janus Growth Division/(c)(e)/                                   2002         7.75            5.30                 35.2502
                                                                2001         8.87            7.75                  742.38

Davis Venture Value Division/(c)/                               2002        26.54           21.85                 26.0367
                                                                2001        27.27           26.54                       0

Met/Putnam Voyager Division/(c)/                                2002         4.93            3.45                 45.5048
                                                                2001         5.40            4.93                       0

MetLife Mid Cap Stock Index Division/(c)/                       2002        10.33            8.66                172.2108
                                                                2001        10.44           10.33                       0

Neuberger Berman Partners Mid Cap Value Division/(c)/           2002        15.09           13.44                 61.7745
                                                                2001        15.40           15.09                       0

                                                                                                                   Number of
                                                                          Beginning of Year   End of Year     Accumulation Units
                                                                             Accumulation     Accumulation     End of Year (In
                                                                Year          Unit Value       Unit Value          Thousands)
Harris Oakmark Focused Value Division/(c)/                      2002           $26.39            $23.70                100.258
                                                                2001            25.51             26.39                2998.79

T. Rowe Price Mid-Cap Growth Division/(c)/                      2002             8.26              4.56                82.6621
                                                                2001             8.64              8.26                 703.39

Janus Mid Cap Division/(c)/                                     2002            15.71             10.98                27.9733
                                                                2001            18.25             15.71                      0

State Street Research Aggressive Growth Division/(c)/           2002            35.30             24.80                 7.3789
                                                                2001            37.42             35.30                      0

Lord Abbett Bond Debenture Division/(b)/                        2002            10.53             10.51                25.5283
                                                                2001            10.79             10.53                      0

Russell 2000 Index Division/(c)/                                2002            11.99              9.40                88.3595
                                                                2001            12.05             11.99                      0

T. Rowe Price Small Cap Growth Division/(c)/                    2002            12.11              8.75                20.2661
                                                                2001            12.30             12.11                      0

Loomis Sayles Small Cap Division/(c)/                           2002            22.56             17.44                 8.8451
                                                                2001            23.04             22.56                      0

State Street Research Aurora Division/(c)/                      2002            13.99             10.84               238.1783
                                                                2001            14.23             13.99                 417.32

Franklin Templeton Small Cap Growth Division/(c)/               2002             8.80              6.27                42.1483
                                                                2001             9.18              8.80                 640.84

PIMCO Innovation Division/(c)/                                  2002             6.10              2.97                26.8958
                                                                2001             7.05              6.10                      0

Scudder Global Equity Division/(c)/                             2002            12.23             10.12                25.6921
                                                                2001            12.97             12.23                      0

Morgan Stanley EAFE Index Division/(c)/                         2002             8.63              7.09               185.0284
                                                                2001             9.40              8.63                      0

MFS Research International Division/(c)/                        2002             8.38              7.30                43.7086
                                                                2001             9.02              8.38                 684.90

Putnam International Stock Division/(c)/                        2002            11.52              9.37                43.5944
                                                                2001            12.33             11.52                      0

American Funds Global Small Capitalization Division/(c)/        2002            13.50             10.76                42.8167
                                                                2001            13.82             13.50                      0

FI Structured Equity Division/(d)/                              2002            22.84             18.81                 1.2259

State Street Research Large Cap Value Division/(d)/             2002            10.00              7.93                25.9739

MET/AIM Mid Cap Core Equity Division/(d)/                       2002            11.40              9.68                27.3618

FI Mid Cap Opportunities Division/(d)/                          2002            10.00              8.12                11.7984

MET/AIM Small Cap Growth Division/(d)/                          2002            11.23              8.50                11.9895

Harris Oakmark International Division/(d)/                      2002            10.91              8.84                 1.3756

                                     Table E

                    C Class and Annual Step-Up Death Benefit

                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.41         $ 15.24                   4.8024
                                                              2001        14.15           14.41                        0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.28           12.20                  56.2385
                                                              2001        11.08           11.28                        0

State Street Research Bond Income Division/(a)/               2002        39.53           42.01                    .9558
                                                              2001        38.52           39.53                        0

PIMCO Total Return Division/(c)/                              2002        10.41           11.19                  28.8909
                                                              2001        10.24           10.41                        0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.49           16.65                   1.1787
                                                              2001        15.22           15.49                        0

State Street Research Diversified Division/(c)/               2002        34.30           29.01                   7.2603
                                                              2001        35.24           34.30                        0

MetLife Stock Index Division/(c)/                             2002        34.54           26.34                  27.5884
                                                              2001        36.64           34.54                        0

American Funds Growth-Income Division/(c)/                    2002        78.06           62.54                   2.0003
                                                              2001        81.42           78.06                        0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.36            9.57                  14.3594
                                                              2001        11.55           11.36                        0

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.39            8.59                   5.2246
                                                              2001        11.54           11.39                        0

MFS Investors Trust Division/(c)/                             2002         8.22            6.44                        0
                                                              2001         8.65            8.22                        0

State Street Research Investment Trust Division/(c)/          2002        61.71           44.75                    .4694
                                                              2001        66.22           61.71                        0

MFS Research Managers Division/(c)/                           2002         8.28            6.16                        0
                                                              2001         9.32            8.28                        0

American Funds Growth Division/(c)/                           2002       104.95           77.79                   1.4761
                                                              2001       116.05          104.95                        0

Janus Growth Division/(c)(e)/                                 2002         7.73            5.26                        0
                                                              2001         8.86            7.73                        0

Davis Venture Value Division/(c)/                             2002        25.79           21.15                   5.6927
                                                              2001        26.55           25.79                        0

Met/Putnam Voyager Division/(c)/                              2002         4.89            3.42                        0
                                                              2001         5.37            4.89                        0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.27            8.58                  35.0083
                                                              2001        10.39           10.27                        0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        14.90           13.22                   1.2696
                                                              2001        15.23           14.90                        0

                                                                                                           Number of
                                                                    Beginning of Year  End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002       $25.49          $22.80                   2.6824
                                                              2001        24.68           25.49                        0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002         8.23            4.53                   2.6175
                                                              2001         8.63            8.23                        0

Janus Mid Cap Division/(c)/                                   2002        15.41           10.73                   2.1070
                                                              2001        17.93           15.41                        0

State Street Research Aggressive Growth Division/(c)/         2002        33.42           23.38                    .0897
                                                              2001        35.48           33.42                        0

Lord Abbett Bond Debenture Division/(b)/                      2002        10.33           10.27                   8.5282
                                                              2001        10.60           10.33                        0

Russell 2000 Index Division/(c)/                              2002        11.84            9.24                  20.9262
                                                              2001        11.91           11.84                        0

T. Rowe Price Small Cap Growth Division/(c)/                  2002        11.88            8.55                    .5741
                                                              2001        12.09           11.88                        0

Loomis Sayles Small Cap Division/(c)/                         2002        21.87           16.84                    .6185
                                                              2001        22.38           21.87                        0

State Street Research Aurora Division/(c)/                    2002        13.91           10.73                   5.0982
                                                              2001        14.17           13.91                        0

Franklin Templeton Small Cap Growth Division/(c)/             2002         8.78            6.23                   1.3512
                                                              2001         9.17            8.78                        0

PIMCO Innovation Division/(c)/                                2002         6.08            2.95                   3.9086
                                                              2001         7.04            6.08                        0

Scudder Global Equity Division/(c)/                           2002        11.99            9.89                   3.1175
                                                              2001        12.74           11.99                        0

Morgan Stanley EAFE Index Division/(c)/                       2002         8.52            6.98                  66.5096
                                                              2001         9.30            8.52                        0

MFS Research International Division/(c)/                      2002         8.35            7.25                   2.0193
                                                              2001         9.01            8.35                        0

Putnam International Stock Division/(c)/                      2002        11.04            8.94                   2.8017
                                                              2001        11.83           11.04                        0

American Funds Global Small Capitalization Division/(c)/      2002        13.30           10.57                   1.9921
                                                              2001        13.64           13.30                        0

FI Structured Equity Division/(d)/                            2002        22.03           18.09                        0

State Street Research Large Cap Value Division/(d)/           2002        10.00            7.91                        0

MET/AIM Mid Cap Core Equity Division/(d)/                     2002        11.37            9.64                   1.2238

FI Mid Cap Opportunities Division/(d)/                        2002        10.00            8.09                   1.3271

MET/AIM Small Cap Growth Division/(d)/                        2002        11.21            8.46                        0

Harris Oakmark International Division/(d)/                    2002        10.90            8.80                        0


                                     Table F

                    L Class and Annual Step-Up Death Benefit

                                                                                                               Number of
                                                                  Beginning of Year     End of Year       Accumulation Units
                                                                    Accumulation       Accumulation        End of Year (In
                                                             Year    Unit Value         Unit Value            Thousands)
Salomon Brothers U.S. Government Division/(c)/               2002     $ 14.57            $ 15.43               17.9512
                                                             2001       14.29              14.57                     0

Lehman Brothers Aggregate Bond Index Division/(c)/           2002       11.34              12.28               26.6919
                                                             2001       11.13              11.34                     0

State Street Research Bond Income Division/(a)/              2002       40.64              43.25                 .7157
                                                             2001       39.58              40.64                     0

PIMCO Total Return Division/(c)/                             2002       10.43              11.22               25.4830
                                                             2001       10.24              10.43                     0

Salomon Brothers Strategic Bond Opportunities Division/(c)/  2002       15.66              16.86                3.5089
                                                             2001       15.37              15.66                     0

State Street Research Diversified Division/(c)/              2002       35.11              29.74                1.9810
                                                             2001       36.05              35.11                     0

MetLife Stock Index Division/(c)/                            2002       35.15              26.84                3.7990
                                                             2001       37.26              35.15                     0

American Funds Growth-Income Division/(c)/                   2002       80.19              64.34                 .5651
                                                             2001       83.58              80.19                     0

Harris Oakmark Large Cap Value Division/(c)/                 2002       11.42               9.63               10.3636
                                                             2001       11.59              11.42                     0

T. Rowe Price Large Cap Growth Division/(c)/                 2002       11.45               8.64                 .4744
                                                             2001       11.59              11.45                     0

MFS Investors Trust Division/(c)/                            2002        8.25               6.48                6.3556
                                                             2001        8.68               8.25                     0

State Street Research Investment Trust Division/(c)/         2002       63.45              46.08                2.2377
                                                             2001       68.04              63.45                     0

MFS Research Managers Division/(c)/                          2002        8.29               6.18                     0
                                                             2001        9.36               8.29                     0

American Funds Growth Division/(c)/                          2002      107.81              80.03                 .6869
                                                             2001      119.13             107.81                     0

Janus Growth Division/(c)(e)/                                2002        7.74               5.28                2.5692
                                                             2001        8.86               7.74                     0

Davis Venture Value Division/(c)/                            2002       26.07              21.41                 .1599
                                                             2001       26.82              26.07                     0

Met/Putnam Voyager Division/(c)/                             2002        4.91               3.43                     0
                                                             2001        5.38               4.91                     0

MetLife Mid Cap Stock Index Division/(c)/                    2002       10.29               8.61                6.8508
                                                             2001       10.41              10.29                     0

Neuberger Berman Partners Mid Cap Value Division/(c)/        2002       14.97              13.30                1.6857
                                                             2001       15.30              14.97                     0

                                                                                                                       Number of
                                                                          Beginning of Year      End of Year      Accumulation Units
                                                                            Accumulation         Accumulation       End of Year (In
                                                                Year         Unit Value           Unit Value            Thousands)
Harris Oakmark Focused Value Division/(c)/                      2002           $25.83               $23.13                  5.8743
                                                                2001            24.99                25.83                       0

T. Rowe Price Mid-Cap Growth Division/(c)/                      2002             8.24                 4.54                  2.2677
                                                                2001             8.63                 8.24                       0

Janus Mid Cap Division/(c)/                                     2002            15.52                10.82                  4.1704
                                                                2001            18.05                15.52                       0

State Street Research Aggressive Growth Division/(c)/           2002            34.11                23.90                       0
                                                                2001            36.20                34.11                       0

Lord Abbett Bond Debenture Division/(b)/                        2002            10.40                10.36                   .6428
                                                                2001            10.67                10.40                       0

Russell 2000 Index Division/(c)/                                2002            11.90                 9.30                  7.0394
                                                                2001            11.96                11.90                       0

T. Rowe Price Small Cap Growth Division/(c)/                    2002            11.97                 8.62                   .9515
                                                                2001            12.17                11.97                       0

Loomis Sayles Small Cap Division/(c)/                           2002            22.13                17.06                   .1388
                                                                2001            22.62                22.13                       0

State Street Research Aurora Division/(c)/                      2002            13.94                10.77                 11.2493
                                                                2001            14.19                13.94                       0

Franklin Templeton Small Cap Growth Division/(c)/               2002             8.79                 6.24                  1.9107
                                                                2001             9.17                 8.79                       0

PIMCO Innovation Division/(c)/                                  2002             6.08                 2.96                   .4666
                                                                2001             7.05                 6.08                       0

Scudder Global Equity Division/(c)/                             2002            12.08                 9.97                  1.7168
                                                                2001            12.82                12.08                       0

Morgan Stanley EAFE Index Division/(c)/                         2002             8.56                 7.02                  4.5056
                                                                2001             9.33                 8.56                       0

MFS Research International Division/(c)/                        2002             8.36                 7.27                  1.7974
                                                                2001             9.01                 8.36                       0

Putnam International Stock Division/(c)/                        2002            11.22                 9.10                  1.2212
                                                                2001            12.01                11.22                       0

American Funds Global Small Capitalization Division/(c)/        2002            13.38                10.64                   .1239
                                                                2001            13.71                13.38                       0

FI Structured Equity Division/(d)/                              2002            22.33                18.36                   .2224

State Street Research Large Cap Value Division/(d)/             2002            10.00                 7.91                   .4378

MET/AIM Mid Cap Core Equity Division/(d)/                       2002            11.38                 9.65                  1.2673

FI Mid Cap Opportunities Division/(d)/                          2002            10.00                 8.10                   .2323

MET/AIM Small Cap Growth Division/(d)/                          2002            11.22                 8.47                   .6276

Harris Oakmark International Division/(d)/                      2002            10.90                 8.82                       0

                                    Table G

                  Bonus Class and Annual Step-Up Death Benefit

                                                                                                           Number of
                                                                    Beginning of Year   End of Year   Accumulation Units
                                                                      Accumulation     Accumulation     End of Year (In
                                                              Year      Unit Value       Unit Value         Thousands)

Salomon Brothers U.S. Government Division/(c)/                  2002    $ 14.36          $ 15.18            25.4912
                                                                2001      14.10            14.36                  0

Lehman Brothers Aggregate Bond Index Division/(c)/              2002      11.26            12.17           101.5100
                                                                2001      11.07            11.26            1381.25

State Street Research Bond Income Division/(a)/                 2002      39.16            41.60            18.1142
                                                                2001      38.18            39.16                  0

PIMCO Total Return Division/(c)/                                2002      10.41            11.18            82.5682
                                                                2001      10.23            10.41            1402.65

Salomon Brothers Strategic Bond Opportunities Division/(c)/     2002      15.44            16.58             5.9342
                                                                2001      15.16            15.44            1007.54

State Street Research Diversified Division/(c)/                 2002      34.04            28.77             9.0894
                                                                2001      34.97            34.04            216.634

MetLife Stock Index Division/(c)/                               2002      34.34            26.17            41.0631
                                                                2001      36.43            34.34            671.674

American Funds Growth-Income Division/(c)/                      2002      77.37            61.95            11.8380
                                                                2001      80.71            77.37                  0

Harris Oakmark Large Cap Value Division/(c)/                    2002      11.35             9.55            81.5499
                                                                2001      11.53            11.35           3045.153

T. Rowe Price Large Cap Growth Division/(c)/                    2002      11.37             8.57            30.7135
                                                                2001      11.53            11.37             987.77

MFS Investors Trust Division/(c)/                               2002       8.21             6.43             2.4095
                                                                2001       8.64             8.21                  0

State Street Research Investment Trust Division/(c)/            2002      61.14            44.31             5.9368
                                                                2001      65.62            61.14            182.433

MFS Research Managers Division/(c)/                             2002       8.27             6.16              .5884
                                                                2001       9.31             8.27                  0

American Funds Growth Division/(c)/                             2002     104.01            77.06            11.8896
                                                                2001     115.03           104.01                  0

Janus Growth Division/(c)(e)/                                   2002       7.73             5.26            22.4503
                                                                2001       8.86             7.73                  0

Davis Venture Value Division/(c)/                               2002      25.70            21.06             8.3374
                                                                2001      26.46            25.70           1042.477

Met/Putnam Voyager Division/(c)/                                2002       4.89             3.41            35.3362
                                                                2001       5.37             4.89                  0

MetLife Mid Cap Stock Index Division/(c)/                       2002      10.26             8.56            44.4186
                                                                2001      10.39            10.26                  0

Neuberger Berman Partners Mid Cap Value Division/(c)/           2002      14.88            13.19            21.6578
                                                                2001      15.21            14.88                  0

                                                                                                        Number of
                                                                    Beginning of Year  End of Year  Accumulation Units
                                                                      Accumulation    Accumulation    End of Year (In
                                                               Year    Unit Value      Unit Value       Thousands)

Harris Oakmark Focused Value Division/(c)/                     2002      $25.38         $22.69           27.5545
                                                               2001       24.58          25.38          1263.388

T. Rowe Price Mid-Cap Growth Division/(c)/                     2002        8.23           4.52           58.8051
                                                               2001        8.63           8.23           1377.56

Janus Mid Cap Division/(c)/                                    2002       15.37          10.70            5.7044
                                                               2001       17.89          15.37           502.323

State Street Research Aggressive Growth Division/(c)/          2002       33.19          23.21            5.5312
                                                               2001       35.25          33.19                 0

Lord Abbett Bond Debenture Division/(b)/                       2002       10.30          10.24           13.7272
                                                               2001       10.58          10.30                 0

Russell 2000 Index Division/(c)/                               2002       11.82           9.22           32.0521
                                                               2001       11.90          11.82           717.553

T. Rowe Price Small Cap Growth Division/(c)/                   2002       11.85           8.52           15.5712
                                                               2001       12.06          11.85                 0

Loomis Sayles Small Cap Division/(c)/                          2002       21.79          16.77            1.4823
                                                               2001       22.30          21.79                 0

State Street Research Aurora Division/(c)/                     2002       13.90          10.72           69.1721
                                                               2001       14.16          13.90          1912.924

Franklin Templeton Small Cap Growth Division/(c)/              2002        8.77           6.22           15.7831
                                                               2001        9.17           8.77                 0

PIMCO Innovation Division/(c)/                                 2002        6.07           2.95           14.2335
                                                               2001        7.04           6.07                 0

Scudder Global Equity Division/(c)/                            2002       11.97           9.86           10.5677
                                                               2001       12.71          11.97          3102.037

Morgan Stanley EAFE Index Division/(c)/                        2002        8.50           6.96           72.4205
                                                               2001        9.28           8.50           1841.45

MFS Research International Division/(c)/                       2002        8.35           7.24           25.1598
                                                               2001        9.00           8.35                 0

Putnam International Stock Division/(c)/                       2002       10.98           8.89           17.1172
                                                               2001       11.77          10.98           1297.52

American Funds Global Small Capitalization Division/(c)/       2002       13.28          10.54           21.8801
                                                               2001       13.62          13.28                 0

FI Structured Equity Division/(d)/                             2002       21.93          18.01             .3321

State Street Research Large Cap Value Division/(d)/            2002       10.00           7.90            1.3133

MET/AIM Mid Cap Core Equity Division/(d)/                      2002       11.37           9.63            1.0071

FI Mid Cap Opportunities Division/(d)/                         2002       10.00           8.09             7.909

MET/AIM Small Cap Growth Division/(d)/                         2002       11.21           8.45                 0

Harris Oakmark International Division/(d)/                     2002       10.90           8.79            8.3362


                                    Table H
    B Class, Greater % Annual Step-Up or 5% Annual Increase Death Benefit and
                          Earnings Preservation Benefit

                                                                                                           Number of
                                                                    Beginning of Year  End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.41         $ 15.24             40.8433
                                                              2001        14.15           14.41                   0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.28           12.20             67.3765
                                                              2001        11.08           11.28                   0

State Street Research Bond Income Division/(a)/               2002        39.53           42.01              5.0479
                                                              2001        38.52           39.53                   0

PIMCO Total Return Division/(c)/                              2002        10.41           11.19             24.3557
                                                              2001        10.24           10.41                   0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.49           16.65              5.3254
                                                              2001        15.22           15.49                   0

State Street Research Diversified Division/(c)/               2002        34.30           29.01              6.7256
                                                              2001        35.24           34.30                   0

MetLife Stock Index Division/(c)/                             2002        34.54           26.34             24.3548
                                                              2001        36.64           34.54                   0

American Funds Growth-Income Division/(c)/                    2002        78.06           62.54              4.2089
                                                              2001        81.42           78.06                   0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.36            9.57             21.8161
                                                              2001        11.55           11.36                   0

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.39            8.59              1.3293
                                                              2001        11.54           11.39                   0

MFS Investors Trust Division/(c)/                             2002         8.22            6.44              2.1971
                                                              2001         8.65            8.22                   0

State Street Research Investment Trust Division/(c)/          2002        61.71           44.75              2.2493
                                                              2001        66.22           61.71                   0

MFS Research Managers Division/(c)/                           2002         8.28            6.16              2.2977
                                                              2001         9.32            8.28                   0

American Funds Growth Division/(c)/                           2002       104.95           77.79              3.6154
                                                              2001       116.05          104.95                   0

Janus Growth Division/(c)(e)/                                 2002         7.73            5.26              2.4299
                                                              2001         8.86            7.73                   0

Davis Venture Value Division/(c)/                             2002        25.79           21.15              6.5738
                                                              2001        26.55           25.79                   0

Met/Putnam Voyager Division/(c)/                              2002         4.89            3.42             24.6710
                                                              2001         5.37            4.89                   0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.27            8.58             31.6918
                                                              2001        10.39           10.27                   0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        14.90           13.22              4.0389
                                                              2001        15.23           14.90                   0



                                                                                                           Number of
                                                                   Beginning of year   End of Year     Accumulation Units
                                                                      Accumulation     Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002       $25.49          $22.80                  12.0509
                                                              2001        24.68           25.49                        0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002         8.23            4.53                   8.9181
                                                              2001         8.63            8.23                        0

Janus Mid Cap Division/(c)/                                   2002        15.41           10.73                   7.4684
                                                              2001        17.93           15.41                        0

State Street Research Aggressive Growth Division/(c)/         2002        33.42           23.38                    .7047
                                                              2001        35.48           33.42                        0

Lord Abbett Bond Debenture Division/(b)/                      2002        10.33           10.27                   4.6843
                                                              2001        10.60           10.33                        0

Russell 2000 Index Division/(c)/                              2002        11.84            9.24                  18.9750
                                                              2001        11.91           11.84                        0

T. Rowe Price Small Cap Growth Division/(c)/                  2002        11.88            8.55                   7.7997
                                                              2001        12.09           11.88                        0

Loomis Sayles Small Cap Division/(c)/                         2002        21.87           16.84                   2.0553
                                                              2001        22.38           21.87                        0

State Street Research Aurora Division/(c)/                    2002        13.91           10.73                  26.4324
                                                              2001        14.17           13.91                        0

Franklin Templeton Small Cap Growth Division/(c)/             2002         8.78            6.23                   4.9985
                                                              2001         9.17            8.78                        0

PIMCO Innovation Division/(c)/                                2002         6.08            2.95                  14.2591
                                                              2001         7.04            6.08                        0

Scudder Global Equity Division/(c)/                           2002        11.99            9.89                   2.6216
                                                              2001        12.74           11.99                        0

Morgan Stanley EAFE Index Division/(c)/                       2002         8.52            6.98                  37.7293
                                                              2001         9.30            8.52                        0

MFS Research International Division/(c)/                      2002         8.35            7.25                   4.1564
                                                              2001         9.01            8.35                        0

Putnam International Stock Division/(c)/                      2002        11.04            8.94                   9.3555
                                                              2001        11.83           11.04                        0

American Funds Global Small Capitalization Division/(c)/      2002        13.30           10.57                   3.3231
                                                              2001        13.64           13.30                        0

FI Structured Equity Division/(d)/                            2002        22.03           18.09                    .0194

State Street Research Large Cap Value Division/(d)/           2002        10.00            7.91                    .8371

MET/AIM Mid Cap Core Equity Division/(d)/                     2002        11.37            9.64                   1.0637

FI Mid Cap Opportunities Division/(d)/                        2002        10.00            8.09                    .2960

MET/AIM Small Cap Growth Division/(d)/                        2002        11.21            8.46                    .0464

Harris Oakmark International Division/(d)/                    2002        10.90            8.80                    .1501


                                    Table I
    C Class, Greater % Annual Step-Up or 5% Annual Increase Death Benefit and
                          Earnings Preservation Benefit

                                                                                                                  Number of
                                                                         Beginning of Year     End of Year     Accumulation Units
                                                                           Accumulation       Accumulation      End of Year (In
                                                                   Year    Unit Value          Unit Value         Thousands)
Salomon Brothers U.S. Government Division/(c)/                     2002      $ 14.00            $14.75                   3.2094
                                                                   2001        13.77             14.00                        0

Lehman Brothers Aggregate Bond Index Division/(c)/                 2002        11.14             12.00                   1.0546
                                                                   2001        10.96             11.14                        0

State Street Research Bond Income Division/(a)/                    2002        36.70             38.85                    .0357
                                                                   2001        35.83             36.70                        0

PIMCO Total Return Division/(c)/                                   2002        10.38             11.11                   5.5512
                                                                   2001        10.22             10.38                        0

Salomon Brothers Strategic Bond Opportunities Division/(c)/        2002        15.06             16.12                   1.3685
                                                                   2001        14.81             15.06                        0

State Street Research Diversified Division/(c)/                    2002        32.24             27.16                    .1840
                                                                   2001        33.18             32.24                        0

MetLife Stock Index Division/(c)/                                  2002        32.97             25.04                    .1281
                                                                   2001        35.03             32.97                        0

American Funds Growth-Income Division/(c)/                         2002        72.67             57.99                        0
                                                                   2001        75.91             72.67                        0

Harris Oakmark Large Cap Value Division/(c)/                       2002        11.22              9.41                    .4515
                                                                   2001        11.42             11.22                        0

T. Rowe Price Large Cap Growth Division/(c)/                       2002        11.25              8.45                        0
                                                                   2001        11.42             11.25                        0

MFS Investors Trust Division/(c)/                                  2002         8.13              6.35                        0
                                                                   2001         8.58              8.13                        0

State Street Research Investment Trust Division/(c)/               2002        57.30             41.38                        0
                                                                   2001        61.59             57.30                        0

MFS Research Managers Division/(c)/                                2002         8.25              6.12                        0
                                                                   2001         9.24              8.25                        0

American Funds Growth Division/(c)/                                2002        97.69             72.12                    .2964
                                                                   2001       108.20             97.69                        0

Janus Growth Division/(c)(e)/                                      2002         7.71              5.23                        0
                                                                   2001         8.85              7.71                        0

Davis Venture Value Division/(c)/                                  2002        25.06             20.47                   1.0263
                                                                   2001        25.84             25.06                        0

Met/Putnam Voyager Division/(c)/                                   2002         4.86              3.38                        0
                                                                   2001         5.34              4.86                        0

MetLife Mid Cap Stock Index Division/(c)/                          2002        10.21              8.49                    .3279
                                                                   2001        10.35             10.21                        0

Neuberger Berman Partners Mid Cap Value Division/(c)/              2002        14.72             13.00                    .0151
                                                                   2001        15.07             14.72                        0

                                                                                                          Number of
                                                                    Beginning of Year  End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002       $24.62          $21.93                   1.1306
                                                              2001        23.88           24.62                        0

T. Rowe Price Mid-Cap Division/(c)/                           2002         8.20            4.49                        0
                                                              2001         8.61            8.20                        0

Janus Mid Cap Division/(c)/                                   2002        15.12           10.48                   1.6901
                                                              2001        17.62           15.12                        0

State Street Research Aggressive Growth Division/(c)/         2002        31.64           22.05                        0
                                                              2001        33.65           31.64                        0

Lord Abbett Bond Debenture Division/(b)/                      2002        10.13           10.03                        0
                                                              2001        10.42           10.13                        0

Russell 2000 Index Division/(c)/                              2002        11.69            9.09                        0
                                                              2001        11.79           11.69                        0

T. Rowe Price Small Cap Growth Division/(c)/                  2002        11.65            8.35                   2.6432
                                                              2001        11.88           11.65                        0

Loomis Sayles Small Cap Division/(c)/                         2002        21.21           16.27                        0
                                                              2001        21.74           21.21                        0

State Street Research Aurora Division/(c)/                    2002        13.82           10.62                   2.1395
                                                              2001        14.11           13.82                        0

Franklin Templeton Small Cap Growth Division/(c)/             2002         8.75            6.18                        0
                                                              2001         9.16            8.75                        0

PIMCO Innovation Division/(c)/                                2002         6.05            2.93                        0
                                                              2001         7.03            6.05                        0

Scudder Global Equity Division/(c)/                           2002        11.76            9.66                    .5098
                                                              2001        12.51           11.76                        0

Morgan Stanley EAFE Index Division/(c)/                       2002         8.41            6.86                        0
                                                              2001         9.20            8.41                        0

MFS Research International Division/(c)/                      2002         8.32            7.19                        0
                                                              2001         8.99            8.32                        0

Putnam International Stock Division/(c)/                      2002        10.58            8.53                   2.2404
                                                              2001        11.35           10.58                        0

American Funds Global Small Capitalization Division/(c)/      2002        13.11           10.37                    .2396
                                                              2001        13.46           13.11                        0

FI Structured Equity Division/(d)/                            2002        21.25           17.41                        0

State Street Research Large Cap Value Division/(d)/           2002        10.00            7.88                    .0242

MET/AIM Mid Cap Core Equity Division/(d)/                     2002        11.35            9.59                        0

FI Mid Cap Opportunities Division/(d)/                        2002        10.00            8.07                        0

MET/AIM Small Cap Growth Division/(d)/                        2002        11.18            8.41                        0

Harris Oakmark International Division/(d)/                    2002        10.89            8.76                        0

                                    Table J
    L Class, Greater % Annual Step-Up or 5% Annual Increase Death Benefit and
                         Earnings Preservation Benefit

                                                                                                          Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.15         $ 14.93                   2.2267
                                                              2001        13.91           14.15                        0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.19           12.07                   3.4168
                                                              2001        11.01           11.19                        0

State Street Research Bond Income Division/(a)/               2002        37.74           40.00                    .8440
                                                              2001        36.82           37.74                        0

PIMCO Total Return Division/(c)/                              2002        10.39           11.14                   3.0221
                                                              2001        10.22           10.39                        0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.22           16.31                    .9844
                                                              2001        14.96           15.22                        0

State Street Research Diversified Division/(c)/               2002        33.00           27.84                    .1108
                                                              2001        33.94           33.00                        0

MetLife Stock Index Division/(c)/                             2002        33.55           25.52                    .0568
                                                              2001        35.62           33.55                        0

American Funds Growth-Income Division/(c)/                    2002        74.65           59.65                    .0565
                                                              2001        77.93           74.65                        0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.28            9.47                    .2615
                                                              2001        11.47           11.28                        0

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.30            8.50                        0
                                                              2001        11.47           11.30                        0

MFS Investors Trust Division/(c)/                             2002         8.16            6.38                        0
                                                              2001         8.61            8.16                        0

State Street Research Investment Trust Division/(c)/          2002        58.92           42.61                    .1722
                                                              2001        63.28           58.92                        0

MFS Research Managers Division/(c)/                           2002         8.26            6.14                        0
                                                              2001         9.27            8.26                        0

American Funds Growth Division/(c)/                           2002       100.35           74.20                    .7716
                                                              2001       111.08          100.35                        0

Janus Growth Division/(c)(e)/                                 2002         7.72            5.24                        0
                                                              2001         8.85            7.72                        0

Davis Venture Value Division/(c)/                             2002        25.34           20.72                   2.5885
                                                              2001        26.10           25.34                        0

Met/Putnam Voyager Division/(c)/                              2002         4.87            3.39                        0
                                                              2001         5.35            4.87                        0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.23            8.52                        0
                                                              2001        10.36           10.23                        0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        14.79           13.09                    .1776
                                                              2001        15.13           14.79                        0

                                                                                                           Number of
                                                                     Beginning of Year  End of Year     Accumulation Units
                                                                        Accumulation   Accumulation     End of Year (In
                                                             Year        Unit Value     Unit Value         Thousands)
Harris Oakmark Focused Value Division/(c)/                   2002         $24.95         $22.26              2.2913
                                                             2001          24.18          24.95                   0

T. Rowe Price Mid-Cap Growth Division/(c)/                   2002           8.21           4.50               .0646
                                                             2001           8.62           8.21                   0

Janus Mid Cap Division/(c)/                                  2002          15.23          10.57              4.7026
                                                             2001          17.73          15.23                   0

State Street Research Aggressive Growth Division/(c)/        2002          32.29          22.54                   0
                                                             2001          34.33          32.29                   0

Lord Abbett Bond Debenture Division/(b)/                     2002          10.20          10.12                   0
                                                             2001          10.49          10.20                   0

Russell 2000 Index Division/(c)/                             2002          11.75           9.14                   0
                                                             2001          11.83          11.75                   0

T. Rowe Price Small Cap Growth Division/(c)/                 2002          11.74           8.42              6.1067
                                                             2001          11.95          11.74                   0

Loomis Sayles Small Cap Division/(c)/                        2002          21.46          16.48                   0
                                                             2001          21.98          21.46                   0

State Street Research Aurora Division/(c)/                   2002          13.86          10.66              4.6094
                                                             2001          14.13          13.86                   0

Franklin Templeton Small Cap Growth Division/(c)/            2002           8.76           6.20                   0
                                                             2001           9.16           8.76                   0

PIMCO Innovation Division/(c)/                               2002           6.06           2.94                   0
                                                             2001           7.03           6.06                   0

Scudder Global Equity Division/(c)/                          2002          11.85           9.74                   0
                                                             2001          12.60          11.85                   0

Morgan Stanley EAFE Index Division/(c)/                      2002           8.45           6.90                   0
                                                             2001           9.23           8.45                   0

MFS Research International Division/(c)/                     2002           8.33           7.22                   0
                                                             2001           8.99           8.33                   0

Putnam International Stock Division/(c)/                     2002          10.75          8.68               5.7932
                                                             2001          11.53          10.75                   0

American Funds Global Small Capitalization Division/(c)/     2002          13.18          10.44                   0
                                                             2001          13.53          13.18                   0

FI Structured Equity Division/(d)/                           2002          21.54          17.66                   0

State Street Research Large Cap Value Division/(d)/          2002          10.00           7.89                   0

MET/AIM Mid Cap Core Equity Division/(d)/                    2002          11.36           9.61                   0

FI Mid Cap Opportunities Division/(d)/                       2002          10.00           8.08                   0

MET/AIM Small Cap Growth Division/(d)/                       2002          11.19           8.43                   0

Ham's Oakmark International Division/(d)/                    2002          10.89           8.77                   0

                                     Table K
                      B Class, Greater of Annual Step-Up or
                        5% Annual Increase Death Benefit


                                                                                                        Number of
                                                                    Beginning of Year  End of year  Accumulation Units
                                                                       Accumulation   Accumulation    End of Year (In
                                                               Year      Unit Value    Unit Value       Thousands)
Salomon Brothers U.S. Government Division/(c)/                 2002       $ 14.67     $ 15.55           60.9621
                                                               2001         14.39       14.67                 0

Lehman Brothers Aggregate Bond Index Division/(c)/             2002         11.37       12.33          119.7994
                                                               2001         11.16       11.37                 0

State Street Research Bond Income Division/(a)/                2002         41.40       44.11           21.8770
                                                               2001         40.31       41.40                 0

PIMCO Total Return Division/(c)/                               2002         10.44       11.25          101.1893
                                                               2001         10.25       10.44                 0

Salomon Brothers Strategic Bond Opportunities Division/(c)/    2002         15.77       16.99           26.2228
                                                               2001         15.48       15.77                 0

State Street Research Diversified Division/(c)/                2002         35.66       30.23           13.8607
                                                               2001         36.59       35.66                 0

MetLife Stock Index Division/(c)/                              2002         35.57       27.19           32.6419
                                                               2001         37.69       35.57                 0

American Funds Growth-Income Division/(c)/                     2002         81.64       65.57           13.7388
                                                               2001         85.05       81.64                 0

Harris Oakmark Large Cap Value Division/(c)/                   2002         11.45        9.67          101.4924
                                                               2001         11.62       11.45                 0

T. Rowe Price Large Cap Growth Division/(c)/                   2002         11.48        8.68           32.7004
                                                               2001         11.62       11.48                 0

MFS Investors Trust Division/(c)/                              2002          8.27        6.50            44.461
                                                               2001          8.70        8.27                 0

State Street Research Investment Trust Division/(c)/           2002         64.64       46.99           11.7707
                                                               2001         69.28       64.64                 0

MFS Research Managers Division/(c)/                            2002          8.29        6.19            4.1900
                                                               2001          9.38        8.29                 0

American Funds Growth Division/(c)/                            2002        109.75       81.56            8.9592
                                                               2001        121.23      109.75                 0

Janus Growth Division/(c)(e)/                                  2002          7.74        5.29            5.7802
                                                               2001          8.87        7.74                 0

Davis Venture Value Division/(c)/                              2002         26.26       21.59           13.7811
                                                               2001         27.00       26.26                 0

Met/Putnam Voyager Division/(c)/                               2002          4.92        3.44           35.3573
                                                               2001          5.39        4.92                 0

MetLife Mid Cap Stock Index Division/(c)/                      2002         10.31        8.63           41.8576
                                                               2001         10.42       10.31                 0

Neuberger Berman Partners Mid Cap Value Division/(c)/          2002         15.02       13.36           21.9528
                                                               2001         15.34       15.02                 0

                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002       $26.05          $23.36                  30.2872
                                                              2001        25.20           26.05                        0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002         8.25            4.55                  24.2219
                                                              2001         8.64            8.25                        0

Janus Mid Cap Division/(c)/                                   2002        15.60           10.89                   6.9292
                                                              2001        18.13           15.60                        0

State Street Research Aggressive Growth Division/(c)/         2002        34.58           24.26                   1.7332
                                                              2001        36.68           34.58                        0

Lord Abbett Bond Debenture Division/(b)/                      2002        10.45           10.42                  13.3010
                                                              2001        10.72           10.45                        0

Russell 2000 Index Division/(c)/                              2002        11.93            9.34                  24.5901
                                                              2001        12.00           11.93                        0

T. Rowe Price Small Cap Growth Division/(c)/                  2002        12.02            8.67                   6.6355
                                                              2001        12.22           12.02                        0

Loomis Sayles Small Cap Division/(c)/                         2002        22.30           17.21                   3.0041
                                                              2001        22.79           22.30                        0

State Street Research Aurora Division/(c)/                    2002        13.96           10.80                  90.4366
                                                              2001        14.20           13.96                        0

Franklin Templeton Small Cap Growth Division/(c)/             2002         8.79            6.25                   7.6511
                                                              2001         9.17            8.79                        0

PIMCO Innovation Division/(c)/                                2002         6.09            2.96                  22.6135
                                                              2001         7.05            6.09                        0

Scudder Global Equity Division/(c)/                           2002        12.14           10.03                   3.4582
                                                              2001        12.88           12.14                        0

Morgan Stanley EAFE Index Division/(c)/                       2002         8.59            7.05                  59.8741
                                                              2001         9.36            8.59                        0

MFS Research International Division/(c)/                      2002         8.37            7.28                  10.2399
                                                              2001         9.02            8.37                        0

Putnam International Stock Division/(c)/                      2002        11.34            9.20                  22.1825
                                                              2001        12.14           11.34                        0

American Funds Global Small Capitalization Division/(c)/      2002        13.43           10.69                  11.3615
                                                              2001        13.75           13.43                        0

FI Structured Equity Division/(d)/                            2002        22.53           18.54                    .0155

State Street Research Large Cap Value Division/(d)/           2002        10.00            7.92                   5.4459

MET/AIM Mid Cap Core Equity Division/(d)/                     2002        11.39            9.67                   4.1455

FI Mid Cap Opportunities Division/(d)/                        2002        10.00            8.11                   6.2966

MET/AIM Small Cap Growth Division/(d)/                        2002        11.23            8.48                   3.1270

Harris Oakmark International Division/(d)/                    2002        10.90            8.83                   1.4993

                                    Table L
     C Class and Greater Annual Step-Up or 5% Annual Increase Death Benefit


                                                                                                               Number of
                                                                      Beginning of Year  End of Year      Accumulation Units
                                                                         Accumulation    Accumulation       End of Year (In
                                                                Year      Unit Value      Unit Value           Thousands)
Salomon Brothers U.S. Government Division/(c)/                   2002    $ 14.26        $ 15.05                     1.4325
                                                                 2001      14.01          14.26                          0

Lehman Brothers Aggregate Bond Index Division/(c)/               2002      11.23          12.12                    10.9748
                                                                 2001      11.04          11.23                          0

State Street Research Bond Income Division/(a)/                  2002      38.44          40.79                      .8088
                                                                 2001      37.49          38.44                          0

PIMCO Total Return Division/(c)/                                 2002      10.40          11.16                     4.7555
                                                                 2001      10.23          10.40                          0

Salomon Brothers Strategic Bond Opportunities Division/(c)/      2002      15.33          16.45                     2.0297
                                                                 2001      15.06          15.33                          0

State Street Research Diversified Division/(c)/                  2002      33.51          28.30                      .1893
                                                                 2001      34.45          33.51                          0

MetLife Stock Index Division/(c)/                                2002      33.94          25.84                     4.0290
                                                                 2001      36.03          33.94                          0

American Funds Growth-Income Division/(c)/                       2002      75.99          60.79                      .6888
                                                                 2001      79.31          75.99                          0

Harris Oakmark Large Cap Value Division/(c)/                     2002      11.31           9.51                     2.4640
                                                                 2001      11.50          11.31                          0

T. Rowe Price Large Cap Growth Division/(c)/                     2002      11.34           8.53                      .9874
                                                                 2001      11.50          11.34                          0

MFS Investors Trust Division/(c)/                                2002       8.18           6.41                      .9235
                                                                 2001       8.62           8.18                          0

State Street Research Investment Trust Division/(c)/             2002      60.02          43.45                      .7979
                                                                 2001      64.44          60.02                          0

MFS Research Managers Division/(c)/                              2002       8.27           6.15                      .3305
                                                                 2001       9.29           8.27                          0

American Funds Growth Division/(c)/                              2002     102.17          75.61                      .1534
                                                                 2001     113.04         102.17                          0

Janus Growth Division/(c)(e)/                                    2002       7.72           5.25                          0
                                                                 2001       8.86           7.72                          0

Davis Venture Value Division/(c)/                                2002      25.52          20.89                      .1403
                                                                 2001      26.28          25.52                          0

Met/Putnam Voyager Division/(c)/                                 2002       4.88           3.40                     1.3817
                                                                 2001       5.36           4.88                          0

MetLife Mid Cap Stock Index Division/(c)/                        2002      10.25           8.54                     3.2560
                                                                 2001      10.38          10.25                          0

Neuberger Berman Partners Mid Cap Value Division/(c)/            2002      14.83          13.14                     1.3520
                                                                 2001      15.17          14.83                          0

                                                                                                          Number of
                                                                    Beginning of Year  End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002       $25.16             $22.47                1.4190
                                                              2001        24.38              25.16                     0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002         8.22               4.51                2.3421
                                                              2001         8.62               8.22                     0

Janus Mid Cap Division/(c)/                                   2002        15.30              10.64                 .3026
                                                              2001        17.81              15.30                     0

State Street Research Aggressive Growth Division/(c)/         2002        32.74              22.87                 .3157
                                                              2001        34.78              32.74                     0

Lord Abbett Bond Debenture Division/(b)/                      2002        10.25              10.18                1.1929
                                                              2001        10.53              10.25                     0

Russell 2000 Index Division/(c)/                              2002        11.78               9.18                1.3277
                                                              2001        11.87              11.78                     0

T. Rowe Price Small Cap Growth Division/(c)/                  2002        11.79               8.47                 .3579
                                                              2001        12.01              11.79                     0

Loomis Sayles Small Cap Division/(c)/                         2002        21.62              16.62                1.4648
                                                              2001        22.14              21.62                     0

State Street Research Aurora Division/(c)/                    2002        13.88              10.69                4.3781
                                                              2001        14.14              13.88                     0

Franklin Templeton Small Cap Growth Division/(c)/             2002         8.77               6.21                 .3338
                                                              2001         9.16               8.77                     0

PIMCO Innovation Division/(c)/                                2002         6.07               2.94                     0
                                                              2001         7.04               6.07                     0

Scudder Global Equity Division/(c)/                           2002        11.91               9.80                 .5627
                                                              2001        12.65              11.91                     0

Morgan Stanley EAFE Index Division/(c)/                       2002         8.48               6.93                4.4511
                                                              2001         9.26               8.48                     0

MFS Research International Division/(c)/                      2002         8.34               7.23                 .4706
                                                              2001         9.00               8.34                     0

Putnam International Stock Division/(c)/                      2002        10.87               8.78                1.7705
                                                              2001        11.65              10.87                     0

American Funds Global Small Capitalization Division/(c)/      2002        13.23              10.49                1.1932
                                                              2001        13.57              13.23                     0

FI Structured Equity Division/(d)/                            2002        21.74              17.83                     0

State Street Research Large Cap Value Division/(d)/           2002        10.00               7.90                     0

MET/AIM Mid Cap Core Equity Division/(d)/                     2002        11.37               9.62                     0

FI Mid Cap Opportunities Division/(d)/                        2002        10.00               8.09                 .7289

MET/AIM Small Cap Growth Division/(d)/                        2002        11.20               8.44                     0

Harris Oakmark International Division/(d)/                    2002        10.89               8.78                2.9162


                                    Table M
    L Class and Greater of Annual Step-Up or 5% Annual Increase Death Benefit


                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.41         $ 15.24                    .3502
                                                              2001        14.15           14.41                        0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.28           12.20                   3.8644
                                                              2001        11.08           11.28                        0

State Street Research Bond Income Division/(a)/               2002        39.53           42.01                    .2955
                                                              2001        38.52           39.53                        0

PIMCO Total Return Division/(c)/                              2002        10.41           11.19                   2.4683
                                                              2001        10.24           10.41                        0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.49           16.65                    .0369
                                                              2001        15.22           15.49                        0

State Street Research Diversified Division/(c)/               2002        34.30           29.01                    .2322
                                                              2001        35.24           34.30                        0

MetLife Stock Index Division/(c)/                             2002        34.54           26.34                   2.6819
                                                              2001        36.64           34.54                        0

American Funds Growth-Income Division/(c)/                    2002        78.06           62.54                   1.0570
                                                              2001        81.42           78.06                        0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.36            9.57                        0
                                                              2001        11.55           11.36                        0

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.39            8.59                    .3044
                                                              2001        11.54           11.39                        0

MFS Investors Trust Division/(c)/                             2002         8.22            6.44                   3.3338
                                                              2001         8.65            8.22                        0

State Street Research Investment Trust Division/(c)/          2002        61.71           44.75                        0
                                                              2001        66.22           61.71                        0

MFS Research Managers Division/(c)/                           2002         8.28            6.16                        0
                                                              2001         9.32            8.28                        0

American Funds Growth Division/(c)/                           2002       104.95           77.79                    .5116
                                                              2001       116.05          104.95                        0

Janus Growth Division/(c)(e)/                                 2002         7.73            5.26                        0
                                                              2001         8.86            7.73                        0

Davis Venture Value Division/(c)/                             2002        25.79           21.15                        0
                                                              2001        26.55           25.79                        0

Met/Putnam Voyager Division/(c)/                              2002         4.89            3.42                        0
                                                              2001         5.37            4.89                        0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.27            8.58                   1.5263
                                                              2001        10.39           10.27                        0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        14.90           13.22                    .0802
                                                              2001        15.23           14.90                        0

                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)

Harris Oakmark Focused Value Division/(c)/                    2002      $25.49          $22.80                    .3238
                                                              2001       24.68           25.49                        0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002        8.23            4.53                    .1155
                                                              2001        8.63            8.23                        0

Janus Mid Cap Division/(c)/                                   2002       15.41           10.73                    .6830
                                                              2001       17.93           15.41                        0

State Street Research Aggressive Growth Division/(c)/         2002       33.42           23.38                        0
                                                              2001       35.48           33.42                        0

Lord Abbett Bond Debenture Division/(b)/                      2002       10.33           10.27                        0
                                                              2001       10.60           10.33                        0

Russell 2000 Index Division/(c)/                              2002       11.84            9.24                    .6704
                                                              2001       11.91           11.84                        0

T. Rowe Price Small Cap Growth Division/(c)/                  2002       11.88            8.55                    .8536
                                                              2001       12.09           11.88                        0

Loomis Sayles Small Cap Division/(c)/                         2002       21.87           16.84                        0
                                                              2001       22.38           21.87                        0

State Street Research Aurora Division/(c)/                    2002       13.91           10.73                    .7809
                                                              2001       14.17           13.91                        0

Franklin Templeton Small Cap Growth Division/(c)/             2002        8.78            6.23                        0
                                                              2001        9.17            8.78                        0

PIMCO Innovation Division/(c)/                                2002        6.08            2.95                        0
                                                              2001        7.04            6.08                        0

Scudder Global Equity Division/(c)/                           2002       11.99            9.89                   1.2958
                                                              2001       12.74           11.99                        0

Morgan Stanley EAFE Index Division/(c)/                       2002        8.52            6.98                   2.7209
                                                              2001        9.30            8.52                        0

MFS Research International Division/(c)/                      2002        8.35            7.25                        0
                                                              2001        9.01            8.35                        0

Putnam International Stock Division/(c)/                      2002       11.04            8.94                    .9063
                                                              2001       11.83           11.04                        0

American Funds Global Small Capitalization Division/(c)/      2002       13.30           10.57                   1.0559
                                                              2001       13.64           13.30                        0

FI Structured Equity Division/(d)/                            2002       22.03           18.09                        0

State Street Research Large Cap Value Division/(d)/           2002       10.00            7.91                        0

MET/AIM Mid Cap Core Equity Division/(d)/                     2002       11.37            9.64                        0

FI Mid Cap Opportunities Division/(d)/                        2002       10.00            8.09                        0

MET/AIM Small Cap Growth Division/(d)/                        2002       11.21            8.46                        0

Harris Oakmark International Division/(d)/                    2002       10.90            8.80                        0

                                    Table N
 Bonus Class and Greater of Annual Step-Up or 5% Annual Increase Death Benefit

                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)

Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.20         $ 14.99                  89.0819
                                                              2001        13.96           14.20                        0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.21           12.10                  56.0511
                                                              2001        11.02           11.21                        0

State Street Research Bond Income Division/(a)/               2002        38.09           40.40                   4.8858
                                                              2001        37.15           38.09                        0

PIMCO Total Return Division/(c)/                              2002        10.39           11.15                  27.4575
                                                              2001        10.23           10.39                        0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.27           16.38                   9.8660
                                                              2001        15.01           15.27                        0

State Street Research Diversified Division/(c)/               2002        33.25           28.07                   1.3097
                                                              2001        34.19           33.25                        0

MetLife Stock Index Division/(c)/                             2002        33.75           25.68                  14.0592
                                                              2001        35.82           33.75                        0

American Funds Growth-Income Division/(c)/                    2002        75.32           60.22                   2.9008
                                                              2001        78.62           75.32                        0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.29            9.49                  32.0720
                                                              2001        11.48           11.29                        0

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.32            8.52                    .6601
                                                              2001        11.48           11.32                        0

MFS Investors Trust Division/(c)/                             2002         8.17            6.39                    .8025
                                                              2001         8.61            8.17                        0

State Street Research Investment Trust Division/(c)/          2002        59.47           43.03                   1.7350
                                                              2001        63.86           59.47                        0

MFS Research Managers Division/(c)/                           2002         8.26            6.14                        0
                                                              2001         9.28            8.26                        0

American Funds Growth Division/(c)/                           2002       101.26           74.90                   1.9765
                                                              2001       112.06          101.26                        0

Janus Growth Division/(c)(e)/                                 2002         7.72            5.25                   6.7640
                                                              2001         8.86            7.72                        0

Davis Venture Value Division/(c)/                             2002        25.43           20.81                   2.5725
                                                              2001        26.19           25.43                        0

Met/Putnam Voyager Division/(c)/                              2002         4.88            3.40                  11.1884
                                                              2001         5.36            4.88                        0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.24            8.53                  11.7185
                                                              2001        10.37           10.24                        0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        14.81           13.11                   5.8460
                                                              2001        15.15           14.81                        0

                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)

Harris Oakmark Focused Value Division/(c)/                    2002      $25.06          $22.36                  11.9329
                                                              2001       24.28           25.06                        0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002        8.22            4.51                  12.0569
                                                              2001        8.62            8.22                        0

Janus Mid Cap Division/(c)/                                   2002       15.26           10.61                   1.8329
                                                              2001       17.77           15.26                        0

State Street Research Aggressive Growth Division/(c)/         2002       32.51           22.71                    .5931
                                                              2001       34.55           32.51                        0

Lord Abbett Bond Debenture Division/(b)/                      2002       10.23           10.15                   3.4885
                                                              2001       10.51           10.23                        0

Russell 2000 Index Division/(c)/                              2002       11.77            9.16                   5.4237
                                                              2001       11.85           11.77                        0

T. Rowe Price Small Cap Growth Division/(c)/                  2002       11.77            8.45                    .5277
                                                              2001       11.98           11.77                        0

Loomis Sayles Small Cap Division/(c)/                         2002       21.54           16.55                    .2754
                                                              2001       22.06           21.54                        0

State Street Research Aurora Division/(c)/                    2002       13.87           10.68                  30.2665
                                                              2001       14.14           13.87                        0

Franklin Templeton Small Cap Growth Division/(c)/             2002        8.76            6.20                   1.4272
                                                              2001        9.16            8.76                        0

PIMCO Innovation Division/(c)/                                2002        6.06            2.94                   5.6696
                                                              2001        7.03            6.06                        0

Scudder Global Equity Division/(c)/                           2002       11.88            9.77                   3.8232
                                                              2001       12.63           11.88                        0

Morgan Stanley EAFE Index Division/(c)/                       2002        8.46            6.92                  16.0267
                                                              2001        9.25            8.46                        0

MFS Research International Division/(c)/                      2002        8.34            7.22                   1.1597
                                                              2001        9.00            8.34                        0

Putnam International Stock Division/(c)/                      2002       10.81            8.73                   4.2877
                                                              2001       11.59           10.81                        0

American Funds Global Small Capitalization Division/(c)/      2002       13.21           10.47                   5.3890
                                                              2001       13.55           13.21                        0

FI Structured Equity Division/(d)/                            2002       21.64           17.75                        0

State Street Research Large Cap Value Division/(d)/           2002       10.00            7.89                        0

MET/AIM Mid Cap Core Equity Division/(d)/                     2002       11.36            9.61                    .0698

FI Mid Cap Opportunities Division/(d)/                        2002       10.00            8.08                        0

MET/AIM Small Cap Growth Division/(d)/                        2002       11.20            8.44                    .0789

Harris Oakmark International Division/(d)/                    2002       10.89            8.78                    .2493

                                    Table O
                    B Class and Earnings Preservation Benefit

                                                                                                            Number of
                                                                   Beginning of Year     End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.67         $ 15.55                  27.4269
                                                              2001        14.39           14.67                        0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.37           12.33                  33.5558
                                                              2001        11.16           11.37                        0

State Street Research Bond Income Division/(a)/               2002        41.40           44.11                  11.0482
                                                              2001        40.31           41.40                        0

PIMCO Total Return Division/(c)/                              2002        10.44           11.25                  33.6049
                                                              2001        10.25           10.44                        0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.77           16.99                   2.3907
                                                              2001        15.48           15.77                        0

State Street Research Diversified Division/(c)/               2002        35.66           30.23                   4.5058
                                                              2001        36.59           35.66                        0

MetLife Stock Index Division/(c)/                             2002        35.57           27.19                  14.2245
                                                              2001        37.69           35.57                        0

American Funds Growth-Income Division/(c)/                    2002        81.64           65.57                   6.2364
                                                              2001        85.05           81.64                        0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.45            9.67                  34.7514
                                                              2001        11.62           11.45                        0

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.48            8.68                  10.0153
                                                              2001        11.62           11.48                        0

MFS Investors Trust Division/(c)/                             2002         8.27            6.50                     .729
                                                              2001         8.70            8.27                        0

State Street Research Investment Trust Division/(c)/          2002        64.64           46.99                   3.2369
                                                              2001        69.28           64.64                        0

MFS Research Managers Division/(c)/                           2002         8.29            6.19                    .9282
                                                              2001         9.38            8.29                        0

American Funds Growth Division/(c)/                           2002       109.75           81.56                   3.8726
                                                              2001       121.23          109.75                        0

Janus Growth Division/(c)(e)/                                 2002         7.74            5.29                   3.3399
                                                              2001         8.87            7.74                        0

Davis Venture Value Division/(c)/                             2002        26.26           21.59                   1.1835
                                                              2001        27.00           26.26                        0

Met/Putnam Voyager Division/(c)/                              2002         4.92            3.44                    6.562
                                                              2001         5.39            4.92                        0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.31            8.63                  17.2997
                                                              2001        10.42           10.31                        0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        15.02           13.36                  10.7329
                                                              2001        15.34           15.02                        0

                                                                                                       Number of
                                                                  Beginning of Year   End of Year  Accumulation Units
                                                                     Accumulation    Accumulation    End of Year (In
                                                              Year    Unit Value      Unit Value       Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002      $26.05          $23.36                12.9733
                                                              2001       25.20           26.05                      0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002        8.25            4.55                17.2567
                                                              2001        8.64            8.25                      0

Janus Mid Cap Division/(c)/                                   2002       15.60           10.89                 5.5662
                                                              2001       18.13           15.60                      0

State Street Research Aggressive Growth Division/(c)/         2002       34.58           24.26                  .4693
                                                              2001       36.68           34.58                      0

Lord Abbett Bond Debenture Division/(b)/                      2002       10.45           10.42                 1.9968
                                                              2001       10.72           10.45                      0

Russell 2000 Index Division/(c)/                              2002       11.93            9.34                10.1323
                                                              2001       12.00           11.93                      0

T. Rowe Price Small Cap Growth Division/(c)/                  2002       12.02            8.67                 2.846
                                                              2001       12.22           12.02                      0

Loomis Sayles Small Cap Division/(c)/                         2002       22.30           17.21                 1.5328
                                                              2001       22.79           22.30                      0

State Street Research Aurora Division/(c)/                    2002       13.96           10.80                30.7045
                                                              2001       14.20           13.96                      0

Franklin Templeton Small Cap Growth Division/(c)/             2002        8.79            6.25                  .8783
                                                              2001        9.17            8.79                      0

PIMCO Innovation Division/(c)/                                2002        6.09            2.96                 3.7204
                                                              2001        7.05            6.09                      0

Scudder Global Equity Division/(c)/                           2002       12.14           10.03                 3.4033
                                                              2001       12.88           12.14                      0

Morgan Stanley EAFE Index Division/(c)/                       2002        8.59            7.05                15.9787
                                                              2001        9.36            8.59                      0

MFS Research International Division/(c)/                      2002        8.37            7.28                 1.1564
                                                              2001        9.02            8.37                      0

Putnam International Stock Division/(c)/                      2002       11.34            9.20                 2.6122
                                                              2001       12.14           11.34                      0

American Funds Global Small Capitalization Division/(c)/      2002       13.43           10.69                11.5778
                                                              2001       13.75           13.43                      0

FI Structured Equity Division/(d)/                            2002       22.53           18.54                  .0154

State Street Research Large Cap Value Division/(d)/           2002       10.00            7.92                  .0464

MET/AIM Mid Cap Core Equity Division/(d)/                     2002       11.39            9.67                  .0378

FI Mid Cap Opportunities Division/(d)/                        2002       10.00            8.11                 2.2997

MET/AIM Small Cap Growth Division/(d)/                        2002       11.23            8.48                 1.2889

Harris Oakmark International Division/(d)/                    2002       10.90            8.83                  .1232

                                    Table P
                    C Class and Earnings Preservation Benefit

                                                                                                      Number of
                                                                  Beginning of Year End of Year   Accumulation Units
                                                                     Accumulation  Accumulation    End of Year (In
                                                              Year    Unit Value    Unit Value       Thousands)

Salomon Brothers U.S. Government Division/(c)/                2002    $ 14.26        $ 15.05                      0
                                                              2001      14.01          14.26                      0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002      11.23          12.12                 4.9962
                                                              2001      11.04          11.23                      0

State Street Research Bond Income Division/(a)/               2002      38.44          40.79                 2.5290
                                                              2001      37.49          38.44                      0

PIMCO Total Return Division/(c)/                              2002      10.40          11.16                 4.7796
                                                              2001      10.23          10.40                      0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002      15.33          16.45                      0
                                                              2001      15.06          15.33                      0

State Street Research Diversified Division/(c)/               2002      33.51          28.30                      0
                                                              2001      34.45          33.51                      0

MetLife Stock Index Division/(c)/                             2002      33.94          25.84                 1.7327
                                                              2001      36.03          33.94                      0

American Funds Growth-Income Division/(c)/                    2002      75.99          60.79                  .0487
                                                              2001      79.31          75.99                      0

Harris Oakmark Large Cap Value Division/(c)/                  2002      11.31           9.51                11.7205
                                                              2001      11.50          11.31                      0

T. Rowe Price Large Cap Growth Division/(c)/                  2002      11.34           8.53                      0
                                                              2001      11.50          11.34                      0

MFS Investors Trust Division/(c)/                             2002       8.18           6.41                      0
                                                              2001       8.62           8.18                      0

State Street Research Investment Trust Division/(c)/          2002      60.02          43.45                  .1722
                                                              2001      64.44          60.02                      0

MFS Research Managers Division/(c)/                           2002       8.27           6.15                      0
                                                              2001       9.29           8.27                      0

American Funds Growth Division/(c)/                           2002     102.17          75.61                 1.2506
                                                              2001     113.04         102.17                      0

Janus Growth Division/(c)(e)/                                 2002       7.72           5.25                  .2016
                                                              2001       8.86           7.72                      0

Davis Venture Value Division/(c)/                             2002      25.52          20.89                  .1042
                                                              2001      26.28          25.52                      0

Met/Putnam Voyager Division/(c)/                              2002       4.88           3.40                      0
                                                              2001       5.36           4.88                      0

MetLife Mid Cap Stock Index Division/(c)/                     2002      10.25           8.54                 1.2731
                                                              2001      10.38          10.25                      0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002      14.83          13.14                      0
                                                              2001      15.17          14.83                      0

                                                                                                               Number of
                                                                      Beginning of Year   End of Year     Accumulation Units
                                                                         Accumulation     Accumulation      End of Year (In
                                                               Year       Unit Value       Unit Value          Thousands)
Harris Oakmark Focused Value Division/(c)/                     2002         $25.16          $22.47                    3.1229
                                                               2001          24.38           25.16                         0

T. Rowe Price Mid-Cap Growth Division/(c)/                     2002           8.22            4.51                    3.6017
                                                               2001           8.62            8.22                         0

Janus Mid Cap Division/(c)/                                    2002          15.30           10.64                    2.9008
                                                               2001          17.81           15.30                         0

State Street Research Aggressive Growth Division/(c)/          2002          32.74           22.87                     .4919
                                                               2001          34.78           32.74                         0

Lord Abbett Bond Debenture Division/(b)/                       2002          10.25           10.18                     .2214
                                                               2001          10.53           10.25                         0

Russell 2000 Index Division/(c)/                               2002          11.78            9.18                    1.7578
                                                               2001          11.87           11.78                         0

T. Rowe Price Small Cap Growth Division/(c)/                   2002          11.79            8.47                     .3818
                                                               2001          12.01           11.79                         0

Loomis Sayles Small Cap Division/(c)/                          2002          21.62           16.62                         0
                                                               2001          22.14           21.62                         0

State Street Research Aurora Division/(c)/                     2002          13.88           10.69                    8.2857
                                                               2001          14.14           13.88                         0

Franklin Templeton Small Cap Growth Division/(c)/              2002           8.77            6.21                         0
                                                               2001           9.16            8.77                         0

PIMCO Innovation Division/(c)/                                 2002           6.07            2.94                         0
                                                               2001           7.04            6.07                         0

Scudder Global Equity Division/(c)/                            2002          11.91            9.80                         0
                                                               2001          12.65           11.91                         0

Morgan Stanley EAFE Index Division/(c)/                        2002           8.48            6.93                    2.7043
                                                               2001           9.26            8.48                         0

MFS Research International Division/(c)/                       2002           8.34            7.23                         0
                                                               2001           9.00            8.34                         0

Putnam International Stock Division/(c)/                       2002          10.87            8.78                         0
                                                               2001          11.65           10.87                         0

American Funds Global Small Capitalization Division/(c)/       2002          13.23           10.49                    1.8158
                                                               2001          13.57           13.23                         0

FI Structured Equity Division/(d)/                             2002          21.74           17.83                         0

State Street Research Large Cap Value Division/(d)/            2002          10.00            7.90                         0

MET/AIM Mid Cap Core Equity Division/(d)/                      2002          11.37            9.62                         0

FI Mid Cap Opportunities Division/(d)/                         2002          10.00            8.09                         0

MET/AIM Small Cap Growth Division/(d)/                         2002          11.20            8.44                         0

Harris Oakmark International Division/(d)/                     2002          10.89            8.78                         0

                                    Table Q
                    L Class and Earnings Preservation Benefit

                                                                                                       Number of
                                                                   Beginning of Year  End of Year   Accumulation Units
                                                                      Accumulation   Accumulation    End of Year (In
                                                              Year     Unit Value     Unit Value       Thousands)
Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.41        $ 15.24                  .4125
                                                              2001        14.15          14.41                      0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.28          12.20                 1.0937
                                                              2001        11.08          11.28                      0

State Street Research Bond Income Division/(a)/               2002        39.53          42.01                  .0154
                                                              2001        38.52          39.53                      0

PIMCO Total Return Division/(c)/                              2002        10.41          11.19                 1.2915
                                                              2001        10.24          10.41                      0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.49          16.65                      0
                                                              2001        15.22          15.49                      0

State Street Research Diversified Division/(c)/               2002        34.30          29.01                      0
                                                              2001        35.24          34.30                      0

MetLife Stock Index Division/(c)/                             2002        34.54          26.34                  .7533
                                                              2001        36.64          34.54                      0

American Funds Growth-Income Division/(c)/                    2002        78.06          62.54                  .1809
                                                              2001        81.42          78.06                      0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.36           9.57                  .8243
                                                              2001        11.55          11.36                      0

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.39           8.59                      0
                                                              2001        11.54          11.39                      0

MFS Investors Trust Division/(c)/                             2002         8.22           6.44                  .1000
                                                              2001         8.65           8.22                      0

State Street Research Investment Trust Division/(c)/          2002        61.71          44.75                  .2177
                                                              2001        66.22          61.71                      0

MFS Research Managers Division/(c)/                           2002         8.28           6.16                      0
                                                              2001         9.32           8.28                      0

American Funds Growth Division/(c)/                           2002       104.95          77.79                  .4878
                                                              2001       116.05         104.95                      0

Janus Growth Division/(c)(e)/                                 2002         7.73           5.26                      0
                                                              2001         8.86           7.73                      0

Davis Venture Value Division/(c)/                             2002        25.79          21.15                 1.8080
                                                              2001        26.55          25.79                      0

Met/Putnam Voyager Division/(c)/                              2002         4.89           3.42                      0
                                                              2001         5.37           4.89                      0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.27           8.58                 1.0901
                                                              2001        10.39          10.27                      0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        14.90          13.22                  .6198
                                                              2001        15.23          14.90                      0

                                                                                                              Number of
                                                                        Beginning of Year    End of Year   Accumulation Units
                                                                           Accumulation     Accumulation   End of Year (In
                                                                 Year       Unit Value       Unit Value      Thousands)


Harris Oakmark Focused Value Division/(c)/                       2002         $25.49           $22.80                 2.0177
                                                                 2001          24.68            25.49                      0

T. Rowe Price Mid-Cap Growth Division/(c)/                       2002           8.23             4.53                      0
                                                                 2001           8.63             8.23                      0


Janus Mid Cap Division/(c)/                                      2002          15.41            10.73                 2.9064
                                                                 2001          17.93            15.41                      0

State Street Research Aggressive Growth Division/(c)/            2002          33.42            23.38                      0
                                                                 2001          35.48            33.42                      0

Lord Abbett Debenture Division/(b)/                              2002          10.33            10.27                  .1323
                                                                 2001          10.60            10.33                      0

Russell 2000 Index Division/(c)/                                 2002          11.84             9.24                  .6104
                                                                 2001          11.91            11.84                      0

T. Rowe Price Small Cap Growth Division/(c)/                     2002          11.88             8.55                 3.4644
                                                                 2001          12.09            11.88                      0

Loomis Sayles Small Cap Division/(c)/                            2002          21.87            16.84                  .6045
                                                                 2001          22.38            21.87                      0

State Street Research Aurora Division/(c)/                       2002          13.91            10.73                 4.2927
                                                                 2001          14.17            13.91                      0

Franklin Templeton Small Cap Growth Division/(c)/                2002           8.78             6.23                      0
                                                                 2001           9.17             8.78                      0

PIMCO Innovation Division/(c)/                                   2002           6.08             2.95                      0
                                                                 2001           7.04             6.08                      0

Scudder Global Equity Division/(c)/                              2002          11.99             9.89                      0
                                                                 2001          12.74            11.99                      0

Morgan Stanley EAFE Index Division/(c)/                          2002           8.52             6.98                  .8081
                                                                 2001           9.30             8.52                      0

MFS Research International Division/(c)/                         2002           8.35             7.25                      0
                                                                 2001           9.01             8.35                      0

Putnam International Stock Division/(c)/                         2002          11.04             8.94                 3.5151
                                                                 2001          11.83            11.04                      0

American Funds Global Small Capitalization Division/(c)/         2002          13.30            10.57                  .0600
                                                                 2001          13.64            13.30                      0

FI Structured Equity Division/(d)/                               2002          22.03            18.09                      0

State Street Research Large Cap Value Division/(d)/              2002          10.00             7.91                  .2071

MET/AIM Mid Cap Core Equity Division/(d)/                        2002          11.37             9.64                  .1751

FI Mid Cap Opportunities Division/(d)/                           2002          10.00             8.09                      0

MET/AIM Small Cap Growth Division/(d)/                           2002          11.21             8.46                      0

Harris Oakmark International Division/(d)/                       2002          10.90             8.80                      0

                                    Table R
                  Bonus class and Earnings Preservation Benefit

                                                                                                           Number of
                                                                   Beginning of Year   End of Year     Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)

Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.20         $ 14.99                   2.5467
                                                              2001        13.96           14.20                        0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.21           12.10                   2.2595
                                                              2001        11.02           11.21                        0

State Street Research Bond Income Division/(a)/               2002        38.09           40.40                   3.3286
                                                              2001        37.51           38.09                        0

PIMCO Total Return Division/(c)/                              2002        10.39           11.15                   6.2102
                                                              2001        10.23           10.39                        0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.27           16.38                   2.7433
                                                              2001        15.01           15.27                        0

State Street Research Diversified Division/(c)/               2002        33.25           28.07                   2.7417
                                                              2001        34.19           33.25                        0

MetLife Stock Index Division/(c)/                             2002        33.75           25.68                   3.4064
                                                              2001        35.82           33.75                        0

American Funds Growth-Income Division/(c)/                    2002        75.32           60.22                   1.0498
                                                              2001        78.62           75.32                        0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.29            9.49                  20.6462
                                                              2001        11.48           11.29                        0

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.32            8.52                        0
                                                              2001        11.48           11.32                        0

MFS Investors Trust Division/(c)/                             2002         8.17            6.39                   3.5832
                                                              2001         8.61            8.17                        0

State Street Research Investment Trust Division/(c)/          2002        59.47           43.03                   1.9423
                                                              2001        63.86           59.47                        0

MFS Research Managers Division/(c)/                           2002         8.26            6.14                   6.5362
                                                              2001         9.28            8.26                        0

American Funds Growth Division/(c)/                           2002       101.26           74.90                    .7485
                                                              2001       112.06          101.26                        0

Janus Growth Division/(c)(e)/                                 2002         7.72            5.25                    .6830
                                                              2001         8.86            7.72                        0

Davis Venture Value Division/(c)/                             2002        25.43           20.81                   1.5947
                                                              2001        26.19           25.43                        0

Met/Putnum Voyager Division/(c)/                              2002         4.88            3.40                   1.1113
                                                              2001         5.36            4.88                        0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.24            8.53                   3.7987
                                                              2001        10.37           10.24                        0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        14.81           13.11                   2.6395
                                                              2001        15.15           14.81                        0

                                                                                                         Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002      $25.06           $22.36                  6.0054
                                                              2001       24.28            25.06                       0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002        8.22             4.51                 11.8796
                                                              2001        8.62             8.22                       0

Janus Mid Cap Division/(c)/                                   2002       15.26            10.61                  2.0466
                                                              2001       17.77            15.26                       0

State Street Research Aggressive Growth Division/(c)/         2002       32.51            22.71                       0
                                                              2001       34.55            32.51                       0

Lord Abbett Bond Debenture Division/(b)/                      2002       10.23            10.15                  1.3914
                                                              2001       10.51            10.23                       0

Russell 2000 Index Division/(c)/                              2002       11.77             9.16                  2.8075
                                                              2001       11.85            11.77                       0

T. Rowe Price Small Cap Growth Division/(c)/                  2002       11.77             8.45                  2.5386
                                                              2001       11.98            11.77                       0

Loomis Sayles Small Cap Division/(c)/                         2002       21.54            16.55                  1.3993
                                                              2001       22.06            21.54                       0

State Street Research Aurora Division/(c)/                    2002       13.88            10.68                 15.4991
                                                              2001       14.14            13.88                       0

Franklin Templeton Small Cap Growth Division/(c)/             2002        8.76             6.20                 11.8001
                                                              2001        9.16             8.76                       0

PIMCO Innovation Division/(c)/                                2002        6.06             2.94                 11.9786
                                                              2001        7.03             6.06                       0

Scudder Global Equity Division/(c)/                           2002       11.88             9.77                  8.0896
                                                              2001       12.63            11.88                       0

Morgan Stanley EAFE Index Division/(c)/                       2002        8.46             6.92                  3.0721
                                                              2001        9.25             8.46                       0

MFS Research International Division/(c)/                      2002        8.34             7.22                   .1208
                                                              2001        9.00             8.34                       0

Putnam International Stock Division/(c)/                      2002       10.81             8.73                       0
                                                              2001       11.59            10.81                       0

American Funds Global Small Capitalization Division/(c)/      2002       13.21            10.47                  1.3191
                                                              2001       13.55            13.21                       0

FI Structured Equity Division/(d)/                            2002       21.64            17.75                       0

State Street Research Large Cap Value Division/(d)/           2002       10.00             7.89                   .4766

MET/AIM Mid Cap Core Equity Division/(d)/                     2002       11.36             9.61                       0

FI Mid Cap Opportunities Division/(d)/                        2002       10.00             8.08                   .2585

MET/AIM Small Cap Growth Division/(d)/                        2002       11.20             8.44                   .2441

Harris Oakmark International Division/(d)/                    2002       10.89             8.78                       0


                                    Table S
     B Class, Annual Step-Up Death Benefit and Earnings Preservation Benefit

                                                                                                          Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division/(c)/                2002     $ 14.57         $ 15.43                   22.5669
                                                              2001       14.29           14.57                         0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002       11.34           12.28                   31.7367
                                                              2001       11.13           11.34                         0

State Street Research Bond Income Division/(a)/               2002       40.64           43.25                   18.9125
                                                              2001       39.58           40.64                         0

PIMCO Total Return Division/(c)/                              2002       10.43           11.22                   35.0486
                                                              2001       10.24           10.43                   1850.16

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002       15.66           16.86                   35.4347
                                                              2001       15.37           15.66                         0

State Street Research Diversified Division/(c)/               2002       35.11           29.74                    3.9718
                                                              2001       36.05           35.11                    409.17

MetLife Stock Index Division/(c)/                             2002       35.15           26.84                    9.1263
                                                              2001       37.26           35.15                    271.16

American Funds Growth-Income Division/(c)/                    2002       80.19           64.34                    4.3871
                                                              2001       83.58           80.19                         0

Harris Oakmark Large Cap Value Division/(c)/                  2002       11.42            9.63                   91.2024
                                                              2001       11.59           11.42                    842.15

T. Rowe Price Large Cap Growth Division/(c)/                  2002       11.45            8.64                    3.4582
                                                              2001       11.59           11.45                         0

MFS Investors Trust Division/(c)/                             2002        8.25            6.48                     .8737
                                                              2001        8.68            8.25                         0

State Street Research Investment Trust Division/(c)/          2002       63.45           46.08                    1.7484
                                                              2001       68.04           63.45                         0

MFS Research Managers Division/(c)/                           2002        8.29            6.18                     .5521
                                                              2001        9.36            8.29                         0

American Funds Growth Division/(c)/                           2002      107.81           80.03                    9.5134
                                                              2001      119.13          107.81                         0

Janus Growth Division/(c)(e)/                                 2002        7.74            5.28                   13.0307
                                                              2001        8.86            7.74                         0

Davis Venture Value Division/c)/                              2002       26.07           21.41                    2.0661
                                                              2001       26.82           26.07                    552.03

Met/Putnum Voyager Division/(c)/                              2002        4.91            3.43                    5.9181
                                                              2001        5.38            4.91                         0

MetLife Mid Cap Stock Index Division/(c)/                     2002       10.29            8.61                   18.6688
                                                              2001       10.41           10.29                         0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002       14.97           13.30                    4.5748
                                                              2001       15.30           14.97                         0


                                                                                                          Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)

Harris Oakmark Focused Value Division/(c)/                    2002       $25.83          $23.13                 47.7370
                                                              2001        24.99           25.83                       0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002         8.24            4.54                  3.6533
                                                              2001         8.63            8.24                       0

Janus Mid Cap Division/(c)/                                   2002        15.52           10.82                 49.9533
                                                              2001        18.05           15.52                       0

State Street Research Aggressive Growth Division/(c)/         2002        34.11           23.90                  2.8567
                                                              2001        36.20           34.11                       0

Lord Abbett Bond Debenture Division/(b)/                      2002        10.40           10.36                  4.6209
                                                              2001        10.67           10.40                       0

Russell 2000 Index Division/(c)/                              2002        11.90            9.30                  9.4152
                                                              2001        11.96           11.90                       0

T. Rowe Price Small Cap Growth Division/(c)/                  2002        11.97            8.62                   .6163
                                                              2001        12.17           11.97                       0

Loomis Sayles Small Cap Division/(c)/                         2002        22.13           17.06                   .2657
                                                              2001        22.62           22.13                       0

State Street Research Aurora Division/(c)/                    2002        13.94           10.77                 80.5334
                                                              2001        14.19           13.94                  689.30

Franklin Templeton Small Cap Growth Division/(c)/             2002         8.79            6.24                 85.9216
                                                              2001         9.17            8.79                       0

PIMCO Innovation Division/(c)/                                2002         6.08            2.96                  8.1934
                                                              2001         7.05            6.08                       0

Scudder Global Equity Division/(c)/                           2002        12.08            9.97                 57.2385
                                                              2001        12.82           12.08                  798.89

Morgan Stanley EAFE Index Division/(c)/                       2002         8.56            7.02                 21.2278
                                                              2001         9.33            8.56                 1134.30

MFS Research International Division/(c)/                      2002         8.36            7.27                  4.7265
                                                              2001         9.01            8.36                       0

Putnam International Stock Division/(c)/                      2002        11.22            9.10                  3.3054
                                                              2001        12.01           11.22                       0

American Funds Global Small Capitalization Division/(c)/      2002        13.38           10.64                 50.0659
                                                              2001        13.71           13.38                       0

FI Structured Equity Division/(d)/                            2002        22.33           18.36                   .1216

State Street Research Large Cap Value Division/(d)/           2002        10.00            7.91                   .1086

MET/AIM Mid Cap Core Equity Division/(d)/                     2002        11.38            9.65                  2.4648

FI Mid Cap Opportunities Division/(d)/                        2002        10.00            8.10                  1.0274

MET/AIM Small Cap Growth Division/(d)/                        2002        11.22            8.47                  2.3110

Harris Oakmark International Division/(d)/                    2002        10.90            8.82                   .2576

                                     Table T

     C Class, Annual Step-Up Death Benefit and Earnings Preservation Benefit

                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division/(c)/                2002     $ 14.15         $ 14.93              1.3551
                                                              2001       13.91           14.15                   0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002       11.19           12.07              2.0481
                                                              2001       11.01           11.19                   0

State Street Research Bond Income Division/(a)/               2002       37.74           40.00                   0
                                                              2001       36.82           37.74                   0

PIMCO Total Return Division/(c)/                              2002       10.39           11.14               .9084
                                                              2001       10.22           10.39                   0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002       15.22           16.31                   0
                                                              2001       14.96           15.22                   0

State Street Research Diversified Division/(c)/               2002       33.00           27.84                   0
                                                              2001       33.94           33.00                   0

Metlife Stock Index Division/(c)/                             2002       35.55           25.52              1.0025
                                                              2001       35.62           35.55                   0

American Funds Growth-Income Division/(c)/                    2002       74.65           59.65                   0
                                                              2001       77.93           74.65                   0

Harris Oakmark Large Cap Value Division/(c)/                  2002       11.28            9.47              2.1428
                                                              2001       11.47           11.28                   0

T. Rowe Price Large Cap Growth Division/(c)/                  2002       11.30            8.50              5.9123
                                                              2001       11.47           11.30                   0

MFS Investors Trust Division/(c)/                             2002        8.16            6.38                   0
                                                              2001        8.61            8.16                   0

State Street Research Investment Trust Division/(c)/          2002       58.92           42.61                   0
                                                              2001       63.28           58.92                   0

MFS Research Managers Division/(c)/                           2002        8.26            6.14                   0
                                                              2001        9.27            8.26                   0

American Funds Growth Division/(c)/                           2002      100.35           74.20                   0
                                                              2001      111.08          100.35                   0

Janus Growth Division/(c)(e)/                                 2002        7.72            5.24                   0
                                                              2001        8.85            7.72                   0

Davis Venture Value Division/(c)/                             2002       25.34           20.72                   0
                                                              2001       26.10           25.34                   0

Met/Putnam Voyager Division/(c)/                              2002        4.87            3.39                   0
                                                              2001        5.35            4.87                   0

Metlife Mid Cap Stock Index Division/(c)/                     2002       10.23            8.52               .9915
                                                              2001       10.36           10.23                   0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002       14.79           13.09                   0
                                                              2001       15.13           14.79                   0

                                                                                                        Number of
                                                                    Beginning of Year  End of Year  Accumulation Units
                                                                       Accumulation   Accumulation    End of Year (In
                                                              Year      Unit Value     Unit Value       Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002         $24.95         $22.26               .4559
                                                              2001          24.18          24.95                   0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002           8.21           4.50              1.4808
                                                              2001           8.62           8.21                   0

Janus Mid Cap Division/(c)/                                   2002          15.23          10.57               1.272
                                                              2001          17.73          15.23                   0

State Street Research Aggressive Growth Division/(c)/         2002          32.29          22.54                   0
                                                              2001          34.33          32.29                   0

Lord Abbett Bond Debenture Division/(b)/                      2002          10.20          10.12                   0
                                                              2001          10.49          10.20                   0

Russell 2000 Index Division/(c)/                              2002          11.75           9.14              2.7949
                                                              2001          11.83          11.75                   0

T. Rowe Price Small Cap Growth Division/(c)/                  2002          11.74           8.42                   0
                                                              2001          11.95          11.74                   0

Loomis Sayles Small Cap Division/(c)/                         2002          21.46          16.48                   0
                                                              2001          21.98          21.46                   0

State Street Research Aurora Division/(c)/                    2002          13.86          10.66              1.8810
                                                              2001          14.13          13.86                   0

Franklin Templeton Small Cap Growth Division/(c)/             2002           8.76           6.20                   0
                                                              2001           9.16           8.76                   0

PIMCO Innovation Division/(c)/                                2002           6.06           2.94                   0
                                                              2001           7.03           6.06                   0

Scudder Global Equity Division/(c)/                           2002          11.85           9.74                   0
                                                              2001          12.60          11.85                   0

Morgan Stanley EAFE Index Division/(c)/                       2002           8.45           6.90                   0
                                                              2001           9.23           8.45                   0

MFS Research International Division/(c)/                      2002           8.33           7.22                   0
                                                              2001           8.99           8.33                   0

Putnam International Stock Division/(c)/                      2002          10.75           8.68                   0
                                                              2001          11.53          10.75                   0

American Funds Global Small Capitalization Division/(c)/      2002          13.18          10.44              1.9212
                                                              2001          13.53          13.18                   0

FI Structured Equity Division/(d)/                            2002          21.54          17.66                   0

State Street Research Large Cap Value Division/(d)/           2002          10.00           7.89                   0

MET/AIM Mid Cap Core Equity Division/(d)/                     2002          11.36           9.61                   0

FI Mid Cap Opportunities Division/(d)/                        2002          10.00           8.08                   0

MET/Aim Small Cap Growth Division/(d)/                        2002          11.19           8.43                   0

Harris Oakmark International Division/(d)/                    2002          10.89           8.77                   0

                                     Table U

    L Class, Annual Step-Up Death Benefit and Earnings Preservation Benefit

                                                                                                          Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.31         $ 15.11                    .5155
                                                              2001        14.05           14.31                        0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.25           12.15                        0
                                                              2001        11.05           11.25                        0

State Street Research Bond Income Division/(a)/               2002        38.80           41.19                        0
                                                              2001        37.83           38.80                        0

PIMCO Total Return Division/(c)/                              2002        10.40           11.17                   2.8294
                                                              2001        10.23           10.40                        0

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.38           16.52                    .2458
                                                              2001        15.11           15.38                        0

State Street Research Diversified Division/(c)/               2002        33.77           28.54                   2.2448
                                                              2001        34.71           33.77                        0

Metlife Stock Index Division/(c)/                             2002        34.14           26.01                    .0310
                                                              2001        36.23           34.14                        0

American Funds Growth-Income Division/(c)/                    2002        76.68           61.37                    .5949
                                                              2001        80.00           76.68                        0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.33            9.53                    .0856
                                                              2001        11.51           11.33                        0

T.Rowe Price Large Cap Growth Division/(c)/                   2002        11.36            8.55                    .0944
                                                              2001        11.51           11.36                        0

MFS Investors Trust Division/(c)/                             2002         8.20            6.42                        0
                                                              2001         8.63            8.20                        0

State Street Research Investment Trust Division/(c)/          2002        60.58           43.88                    .0183
                                                              2001        65.03           60.58                        0

MFS Research Managers Division/(c)/                           2002         8.27            6.15                        0
                                                              2001         9.30            8.27                        0

American Funds Growth Division/(c)/                           2002       103.09           76.33                        0
                                                              2001       114.03          103.09                        0

Janus Growth Division/(c)(e)/                                 2002         7.72            5.25                        0
                                                              2001         8.86            7.72                        0

Davis Venture Value Division/(c)/                             2002        25.61           20.98                        0
                                                              2001        26.37           25.61                        0

Met/Putnam Voyager Division/(c)/                              2002         4.89            3.41                        0
                                                              2001         5.36            4.89                        0

Metlife Mid Cap Stock Index Division/(c)/                     2002        10.25            8.55                    .0952
                                                              2001        10.38           10.25                        0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        14.79           13.17                        0
                                                              2001        15.19           14.79                        0

                                                                                                          Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Harris Oakmark Focused Value Division/(c)/                    2002       $25.27          $22.58                 1.3063
                                                              2001        24.48           25.27                      0

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002         8.22            4.52                      0
                                                              2001         8.62            8.22                      0

Janus Mid Cap Division/(c)/                                   2002        15.34           10.67                      0
                                                              2001        17.85           15.34                      0

State Street Research Aggressive Growth Division/(c)/         2002        32.96           23.04                      0
                                                              2001        35.02           32.96                      0

Lord Abbett Bond Debenture Division/(b)/                      2002        10.28           10.21                 1.1901
                                                              2001        10.56           10.28                      0

Russell 2000 Index Division/(c)/                              2002        11.80            9.20                  .0879
                                                              2001        11.88           11.80                      0

T. Rowe Price Small Cap Growth Division/(c)/                  2002        11.82            8.50                      0
                                                              2001        12.03           11.82                      0

Loomis Sayles Small Cap Division/(c)/                         2002        21.71           16.70                      0
                                                              2001        22.22           21.71                      0

State Street Research Aurora Division/(c)/                    2002        13.89           10.70                 2.6851
                                                              2001        14.15           13.89                      0

Franklin Templeton Small Cap Growth Division/(c)/             2002         8.77            6.21                      0
                                                              2001         9.17            8.77                      0

PIMCO Innovation Division/(c)/                                2002         6.07            2.95                  .3955
                                                              2001         7.04            6.07                      0

Scudder Global Equity Division/(c)/                           2002        11.94            9.83                      0
                                                              2001        12.68           11.94                      0

Morgan Stanley EAFE Index Division/(c)/                       2002         8.49            6.95                      0
                                                              2001         9.27            8.49                      0

MFS Research International Division/(c)/                      2002         8.34            7.24                      0
                                                              2001         9.00            8.34                      0

Putnam International Stock Division/(c)/                      2002        10.92            8.83                      0
                                                              2001        11.71           10.92                      0

American Funds Global Small Capitalization Division/(c)/      2002        13.25           10.52                      0
                                                              2001        13.60           13.25                      0

FI Structured Equity Division/(d)/                            2002        21.83           17.92                      0

State Street Research Large Cap Value Division/(d)/           2002        10.00            7.90                      0

MET/AIM Mid Cap Core Equity Division/(d)/                     2002        11.37            9.63                      0

FI Mid Cap Opportunities Division/(d)/                        2002        10.00            8.09                      0

Met/AIM Small Cap Growth Division/(d)/                        2002        11.20            8.45                      0

Harris Oakmark International Division/(d)/                    2002        10.90            8.79                      0

                                    Table V
   Bonus Class, Annual Step-Up Death Benefit and Earnings Preservation Benefit


                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)
Salomon Brothers U.S. Government Division/(c)/                2002      $ 14.10          $14.87                   5.6375
                                                              2001        13.87           14.10                        0

Lehman Brothers Aggregate Bond Index Division/(c)/            2002        11.18           12.05                   7.9598
                                                              2001        10.99           11.18                        0

State Street Research Bond Income Division/(a)/               2002        37.39           39.62                    .3843
                                                              2001        36.48           37.39                        0

PIMCO Total Return Division/(c)/                              2002        10.38           11.13                  10.2426
                                                              2001        10.22           10.38                  3328.47

Salomon Brothers Strategic Bond Opportunities Division/(c)/   2002        15.16           16.25                   2.9726
                                                              2001        14.91           15.16                  1812.32

State Street Research Diversified Division/(c)/               2002        32.74           27.61                   1.8291
                                                              2001        33.68           32.74                        0

MetLife Stock Index Division/(c)/                             2002        33.36           25.36                   2.7050
                                                              2001        35.42           33.36                        0

American Funds Growth-Income Division/(c)/                    2002        73.98           59.09                    .6534
                                                              2001        77.25           73.98                        0

Harris Oakmark Large Cap Value Division/(c)/                  2002        11.26            9.45                  14.4342
                                                              2001        11.45           11.26                  5439.33

T. Rowe Price Large Cap Growth Division/(c)/                  2002        11.29            8.48                   1.7224
                                                              2001        11.45           11.29                  1014.32

MFS Investors Trust Division/(c)/                             2002         8.15            6.37                   1.3949
                                                              2001         8.60            8.15                  1399.68

State Street Research Investment Trust Division/(c)/          2002        58.37           42.20                    .4487
                                                              2001        62.71           58.37                        0

MFS Research Managers Division/(c)/                           2002         8.25            6.13                        0
                                                              2001         9.26            8.25                        0

American Funds Growth Division/(c)/                           2002        99.46           73.50                     .444
                                                              2001       110.11           99.46                  314.004

Janus Growth Division/(c)(e)/                                 2002         7.71            5.24                   3.1103
                                                              2001         8.85            7.71                  1784.28

Davis Venture Value Division/(c)/                             2002        25.24           20.64                   2.2677
                                                              2001        26.01           25.24                 1350.353

Met/Putnum Voyager Division/(c)/                              2002         4.87            3.39                   1.0072
                                                              2001         5.35            4.87                        0

MetLife Mid Cap Stock Index Division/(c)/                     2002        10.22            8.51                   1.1307
                                                              2001        10.36           10.22                        0

Neuberger Berman Partners Mid Cap Value Division/(c)/         2002        14.76           13.06                   2.9219
                                                              2001        15.11           14.76                 2173.338

                                                                                                           Number of
                                                                   Beginning of Year   End of Year    Accumulation Units
                                                                      Accumulation    Accumulation      End of Year (In
                                                              Year     Unit Value      Unit Value         Thousands)

Harris Oakmark Focused Value Division/(c)/                    2002       $24.84          $22.15                     6.607
                                                              2001        24.08           24.84                   815.114

T. Rowe Price Mid-Cap Growth Division/(c)/                    2002         8.21            4.50                     .1363
                                                              2001         8.62            8.21                         0

Janus Mid Cap Division/(c)/                                   2002        15.19           10.54                    1.3453
                                                              2001        17.69           15.19                   1345.27

State Street Research Aggressive Growth Division/(c)/         2002        32.07           22.38                         0
                                                              2001        34.10           32.07                         0

Lord Abbett Bond Debenture Division/(b)/                      2002        10.18           10.09                         0
                                                              2001        10.46           10.18                         0

Russell 2000 Index Division/(c)/                              2002        11.73            9.13                     .2813
                                                              2001        11.82           11.73                         0

T. Rowe Price Small Cap Growth Division/(c)/                  2002        11.71            8.40                     .3178
                                                              2001        11.93           11.71                         0

Loomis Sayles Small Cap Division/(c)/                         2002        21.38           16.41                     .2659
                                                              2001        21.90           21.38                   266.962

State Street Research Aurora Division/(c)/                    2002        13.84           10.65                   18.2215
                                                              2001        14.12           13.84                  3202.883

Franklin Templeton Small Cap Growth Division/(c)/             2002         8.76            6.19                         0
                                                              2001         9.16            8.76                         0

PIMCO Innovation Division/(c)/                                2002         6.06            2.93                     .5666
                                                              2001         7.03            6.06                         0

Scudder Global Equity Division/(c)/                           2002        11.82            9.71                    1.6751
                                                              2001        12.57           11.82                         0

Morgan Stanley EAFE Index Division/(c)/                       2002         8.44            6.89                    4.0190
                                                              2001         9.22            8.44                   4206.93

MFS Research International Division/(c)/                      2002         8.33            7.21                     .0438
                                                              2001         8.99            8.33                         0

Putnam International Stock Division/(c)/                      2002        10.69            8.63                    5.3893
                                                              2001        11.47           10.69                   5120.68

American Funds Global Small Capitalization Division/(c)/      2002        13.16           10.42                     .9952
                                                              2001        13.51           13.16                   438.834

FI Structured Equity Division/(d)/                            2002        21.44           17.57                     .2145

State Street Research Large Cap Value Division/(d)/           2002        10.00            7.89                         0

MET/AIM Mid Cap Core Equity Division/(d)/                     2002        11.36            9.60                    1.6125

FI Mid Cap Opportunities Division/(d)/                        2002        10.00            8.08                     .0638

MET/AIM Small Cap Growth Division/(d)/                        2002        11.19            8.43                     .0607

Harris Oakmark International Division/(d)/                    2002        10.89            8.77                         0


/(a)/The assets in this investment division merged into the State Street
     Research Bond Income Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.

/(b)/The assets in this investment division merged into the Lord Abbett Bond
     Debenture Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.

/(c)/Inception date: August 3, 2001.

/(d)/Inception date: May 1, 2002.

/(e)/The assets in this investment division merged into the Janus Aggressive
     Growth Division on April 28, 2003. This investment division is no longer available under the Deferred Annuity.

                         INDEPENDENT AUDITORS' REPORT

To the Policyholders of
Metropolitan Life Separate Account E
and the Board of Directors of
Metropolitan Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company as of December 31, 2002, and the related statement of operations for the period then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and the depositors of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising Metropolitan Life Separate Account E of Metropolitan Life Insurance Company as of December 31, 2002, and the results of their operations for the period then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Tampa, Florida

March 24, 2003

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2002

                                                                                Metropolitan Fund
                                                        -----------------------------------------------------------------

                                                          State Street                                      State Street
                                                            Research                                          Research
                                                        Investment Trust Variable B  Variable C Variable D  Diversified
                                                           Portfolio     Portfolio   Portfolio  Portfolio    Portfolio
                                                        ---------------- ----------- ---------- ---------- --------------
ASSETS:
Investments at Value:
Metropolitan Fund
State Street Research Investment Trust Portfolio
 (62,564,716 Shares; cost $2,069,419,451)..............  $1,196,193,540  $        -- $       --  $    --   $           --
Variable B Portfolio
 (1,931,870 Shares; cost $61,472,461)..................              --   36,937,355         --       --               --
Variable C Portfolio
 (61,225 Shares; cost $1,948,863)......................              --           --  1,170,621       --               --
Variable D Portfolio
 (1,245 Shares; cost $34,391)..........................              --           --         --   23,813               --
State Street Research Diversified Portfolio
 (105,258,642 Shares; cost $1,817,406,651).............              --           --         --       --    1,375,721,650
State Street Research Aggressive Growth Portfolio
 (42,277,613 Shares; cost $1,146,825,141)..............              --           --         --       --               --
MetLife Stock Index Portfolio
 (91,801,612 Shares; cost $2,885,238,954)..............              --           --         --       --               --
Putnam International Stock Portfolio
 (19,113,816 Shares; cost $177,461,823)................              --           --         --       --               --
Janus Mid Cap Portfolio
 (50,373,567 Shares; cost $1,311,330,492)..............              --           --         --       --               --
T. Rowe Price Small Cap Growth Portfolio
 (18,817,992 Shares; cost $193,565,454)................              --           --         --       --               --
Scudder Global Equity Portfolio
 (13,582,164 Shares; cost $174,103,183)................              --           --         --       --               --
Harris Oakmark Large Cap Value Portfolio
 (22,621,550 Shares; cost $248,479,877)................              --           --         --       --               --
Neuberger Berman Partners Mid Cap Value Portfolio
 (10,775,870 Shares; cost $151,477,247)................              --           --         --       --               --
T. Rowe Price Large Cap Growth Portfolio
 (11,649,075 Shares; cost $154,802,359)................              --           --         --       --               --
Lehman Brothers Aggregate Bond Index Portfolio
 (26,459,687 Shares; cost $272,639,938)................              --           --         --       --               --
Morgan Stanley EAFE Index Portfolio
 (14,457,554 Shares; cost $122,732,892)................              --           --         --       --               --
Russell 2000 Index Portfolio
 (13,363,288 Shares; cost $146,125,445)................              --           --         --       --               --
Putnam Large Cap Growth Portfolio
 (6,371,868 Shares; cost $32,099,084)..................              --           --         --       --               --
State Street Research Aurora Portfolio
 (20,569,583 Shares; cost $282,196,914)................              --           --         --       --               --
MetLife Mid Cap Stock Index Portfolio
 (12,068,412 Shares; cost $123,033,051)................              --           --         --       --               --
Janus Growth Portfolio
 (1,838,115 Shares; cost $11,938,091)..................              --           --         --       --               --
Franklin Templeton Small Cap Growth Portfolio
 (1,819,673 Shares; cost $12,345,495)..................              --           --         --       --               --
State Street Research Large Cap Value Portfolio
 (393,784 Shares; cost $3,184,323).....................              --           --         --       --               --
Zenith Fund
State Street Research Bond Income Portfolio
 (4,211,961 Shares; cost $446,943,990).................              --           --         --       --               --
State Street Research Money Market Portfolio
 (91,630 Shares; cost $9,162,957)......................              --           --         --       --               --
Davis Venture Value Portfolio
 (3,051,394 Shares; cost $74,325,359)..................              --           --         --       --               --
Loomis Sayles Small Cap Portfolio
 (114,725 Shares; cost $18,970,437)....................              --           --         --       --               --
MFS Investors Trust Portfolio
 (986,586 Shares; cost $7,723,533).....................              --           --         --       --               --
MFS Research Managers Portfolio
 (358,130 Shares; cost $2,910,163).....................              --           --         --       --               --
Harris Oakmark Focused Value Portfolio
 (858,266 Shares; cost $154,917,325)...................              --           --         --       --               --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (2,580,845 Shares; cost $28,689,516)..................              --           --         --       --               --
Salomon Brothers U.S. Government Portfolio
 (7,339,695 Shares; cost $88,918,636)..................              --           --         --       --               --
                                                         --------------  ----------- ----------  -------   --------------
Total investments......................................   1,196,193,540   36,937,355  1,170,621   23,813    1,375,721,650
Cash and Accounts Receivable...........................              --           --         --       --               --
                                                         --------------  ----------- ----------  -------   --------------
Total assets...........................................   1,196,193,540   36,937,355  1,170,621   23,813    1,375,721,650
LIABILITIES:
Due to Metropolitan Life Insurance Company.............              29           --         --       --               --
                                                         --------------  ----------- ----------  -------   --------------
NET ASSETS.............................................  $1,196,193,511  $36,937,355 $1,170,621  $23,813   $1,375,721,650
                                                         ==============  =========== ==========  =======   ==============
Outstanding Units (In Thousands).......................          49,890          306          8       10           58,215
Unit Value.............................................        $8.39 to      $104.24    $104.24  $122.89         $9.19 to
                                                                 $49.99                                            $33.95

                      See Notes to Financial Statements.

                                                Metropolitan Fund
-----------------------------------------------------------------------------------------------------------------
State Street
  Research                     Putnam                    T. Rowe                                     Neuberger
 Aggressive     MetLife     International    Janus     Price Small     Scudder    Harris Oakmark  Berman Partners
   Growth     Stock Index       Stock       Mid Cap    Cap Growth   Global Equity Large Cap Value  Mid Cap Value
 Portfolio     Portfolio      Portfolio    Portfolio    Portfolio     Portfolio      Portfolio       Portfolio
------------ -------------- ------------- ------------ ------------ ------------- --------------- ---------------
$         -- $           -- $         --  $         -- $         -- $         --   $         --    $         --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
 539,038,492             --           --            --           --           --             --              --
          --  2,148,997,728           --            --           --           --             --              --
          --             --  148,302,248            --           --           --             --              --
          --             --           --   524,360,926           --           --             --              --
          --             --           --            --  163,890,019           --             --              --
          --             --           --            --           --  121,961,430             --              --
          --             --           --            --           --           --    217,357,181              --
          --             --           --            --           --           --             --     137,491,102
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
          --             --           --            --           --           --             --              --
------------ -------------- ------------  ------------ ------------ ------------   ------------    ------------
 539,038,492  2,148,997,728  148,302,248   524,360,926  163,890,019  121,961,430    217,357,181     137,491,102
          --             --           --            --          287           --             --              --
------------ -------------- ------------  ------------ ------------ ------------   ------------    ------------
 539,038,492  2,148,997,728  148,302,248   524,360,926  163,890,306  121,961,430    217,357,181     137,491,102
         287             --           --            --           --           --             --              --
------------ -------------- ------------  ------------ ------------ ------------   ------------    ------------
$539,038,205 $2,148,997,728 $148,302,248  $524,360,926 $163,890,306 $121,961,430   $217,357,181    $137,491,102
============ ============== ============  ============ ============ ============   ============    ============
      28,889         80,966       14,131        46,925       18,480       11,877         22,099          10,131
    $8.11 to       $8.52 to     $8.48 to      $8.46 to     $8.26 to     $8.67 to       $8.64 to        $8.73 to
      $27.57         $29.70       $10.85        $11.36        $9.03       $10.44          $9.95          $13.73

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2002

                                                                           Metropolitan Fund
                                                        -------------------------------------------------------
                                                        T. Rowe Price Lehman Brothers    Morgan
                                                          Large Cap      Aggregate      Stanley      Russell
                                                           Growth       Bond Index     EAFE Index   2000 Index
                                                          Portfolio      Portfolio     Portfolio    Portfolio
                                                        ------------- --------------- ------------ ------------
ASSETS:
Investments at Value:
Metropolitan Fund
State Street Research Investment Trust Portfolio
 (62,564,716 Shares; cost $2,069,419,451).............. $         --   $         --   $         -- $         --
Variable B Portfolio
 (1,931,870 Shares; cost $61,472,461)..................           --             --             --           --
Variable C Portfolio
 (61,225 Shares; cost $1,948,863)......................           --             --             --           --
Variable D Portfolio
 (1,245 Shares; cost $34,391)..........................           --             --             --           --
State Street Research Diversified Portfolio
 (105,258,642 Shares; cost $1,817,406,651).............           --             --             --           --
State Street Research Aggressive Growth Portfolio
 (42,277,613 Shares; cost $1,146,825,141)..............           --             --             --           --
MetLife Stock Index Portfolio
 (91,801,612 Shares; cost $2,885,238,954)..............           --             --             --           --
Putnam International Stock Portfolio
 (19,113,816 Shares; cost $177,461,823)................           --             --             --           --
Janus Mid Cap Portfolio
 (50,373,567 Shares; cost $1,311,330,492)..............           --             --             --           --
T. Rowe Price Small Cap Growth Portfolio
 (18,817,992 Shares; cost $193,565,454)................           --             --             --           --
Scudder Global Equity Portfolio
 (13,582,164 Shares; cost $174,103,183)................           --             --             --           --
Harris Oakmark Large Cap Value Portfolio
 (22,621,550 Shares; cost $248,479,877)................           --             --             --           --
Neuberger Berman Partners Mid Cap Value Portfolio
 (10,775,870 Shares; cost $151,477,247)................           --             --             --           --
T. Rowe Price Large Cap Growth Portfolio
 (11,649,075 Shares; cost $154,802,359)................  103,789,751             --             --           --
Lehman Brothers Aggregate Bond Index Portfolio
 (26,459,687 Shares; cost $272,639,938)................           --    295,466,638             --           --
Morgan Stanley EAFE Index Portfolio
 (14,457,554 Shares; cost $122,732,892)................           --             --    104,947,903           --
Russell 2000 Index Portfolio
 (13,363,288 Shares; cost $146,125,445)................           --             --             --  110,231,824
Putnam Large Cap Growth Portfolio
 (6,371,868 Shares; cost $32,099,084)..................           --             --             --           --
State Street Research Aurora Portfolio
 (20,569,583 Shares; cost $282,196,914)................           --             --             --           --
MetLife Mid Cap Stock Index Portfolio
 (12,068,412 Shares; cost $123,033,051)................           --             --             --           --
Janus Growth Portfolio
 (1,838,115 Shares; cost $11,938,091)..................           --             --             --           --
Franklin Templeton Small Cap Growth Portfolio
 (1,819,673 Shares; cost $12,345,495)..................           --             --             --           --
State Street Research Large Cap Value Portfolio
 (393,784 Shares; cost $3,184,323).....................           --             --             --           --
Zenith Fund
State Street Research Bond Income Portfolio
 (4,211,961 Shares; cost $446,943,990).................           --             --             --           --
State Street Research Money Market Portfolio
 (91,630 Shares; cost $9,162,957)......................           --             --             --           --
Davis Venture Value Portfolio
 (3,051,394 Shares; cost $74,325,359)..................           --             --             --           --
Loomis Sayles Small Cap Portfolio
 (114,725 Shares; cost $18,970,437)....................           --             --             --           --
MFS Investors Trust Portfolio
 (986,586 Shares; cost $7,723,533).....................           --             --             --           --
MFS Research Managers Portfolio
 (358,130 Shares; cost $2,910,163).....................           --             --             --           --
Harris Oakmark Focused Value Portfolio
 (858,266 Shares; cost $154,917,325)...................           --             --             --           --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (2,580,845 Shares; cost $28,689,516)..................           --             --             --           --
Salomon Brothers U.S. Government Portfolio
 (7,339,695 Shares; cost $88,918,636)..................           --             --             --           --
                                                        ------------   ------------   ------------ ------------
Total investments......................................  103,789,751    295,466,638    104,947,903  110,231,824
Cash and Accounts Receivable...........................           --             --             --           --
                                                        ------------   ------------   ------------ ------------
Total assets...........................................  103,789,751    295,466,638    104,947,903  110,231,824
LIABILITIES:
Due to Metropolitan Life Insurance Company.............           --             --             --           --
                                                        ------------   ------------   ------------ ------------
NET ASSETS............................................. $103,789,751   $295,466,638   $104,947,903 $110,231,824
                                                        ============   ============   ============ ============
Outstanding Units (In Thousands).......................       11,767         23,589         14,678       11,624
Unit Value.............................................     $8.64 to      $10.59 to       $6.85 to     $8.16 to
                                                               $8.92         $12.69          $8.63        $9.61

                      See Notes to Financial Statements.

                                 Metropolitan Fund                                          Zenith Fund
------------------------------------------------------------------------------------ -------------------------
             State Street   MetLife                                   State Street   State Street State Street
Putnam Large   Research     Mid Cap      Janus    Franklin Templeton    Research       Research     Research
 Cap Growth     Aurora    Stock Index   Growth     Small Cap Growth  Large Cap Value Bond Income  Money Market
 Portfolio    Portfolio    Portfolio   Portfolio      Portfolio         Portfolio     Portfolio    Portfolio
------------ ------------ ------------ ---------- ------------------ --------------- ------------ ------------
$        --  $         -- $         -- $       --    $        --       $       --    $         --  $       --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
 22,871,019            --           --         --             --               --              --          --
         --   227,655,295           --         --             --               --              --          --
         --            --  107,024,585         --             --               --              --          --
         --            --           --  9,978,351             --               --              --          --
         --            --           --         --     11,664,106               --              --          --
         --            --           --         --             --        3,130,580              --          --
         --            --           --         --             --               --     474,778,079          --
         --            --           --         --             --               --              --   9,162,959
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
         --            --           --         --             --               --              --          --
-----------  ------------ ------------ ----------    -----------       ----------    ------------  ----------
 22,871,019   227,655,295  107,024,585  9,978,351     11,664,106        3,130,580     474,778,079   9,162,959
         --            --           --         --             --               --              --       9,004
-----------  ------------ ------------ ----------    -----------       ----------    ------------  ----------
 22,871,019   227,655,295  107,024,585  9,978,351     11,664,106        3,130,580     474,778,079   9,171,963
          1            --           --         --             --               --              --          --
-----------  ------------ ------------ ----------    -----------       ----------    ------------  ----------
$22,871,018  $227,655,295 $107,024,585 $9,978,351    $11,664,106       $3,130,580    $474,778,079  $9,171,963
===========  ============ ============ ==========    ===========       ==========    ============  ==========
      6,587        20,893       12,280      1,877          1,861              396          18,889         459
   $3.38 to      $7.78 to     $8.43 to   $5.22 to       $6.18 to         $7.88 to       $10.46 to   $19.98 to
      $8.46        $10.98        $8.78      $5.34          $6.31            $7.95          $46.31      $21.75

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2002

                                                                    Zenith Fund
                                                        ------------------------------------
                                                           Davis                     MFS
                                                          Venture   Loomis Sayles Investors
                                                           Value      Small Cap     Trust
                                                         Portfolio    Portfolio   Portfolio
                                                        ----------- ------------- ----------
ASSETS:
Investments at Value:
Metropolitan Fund
State Street Research Investment Trust Portfolio
 (62,564,716 Shares; cost $2,069,419,451).............. $        --  $        --  $       --
Variable B Portfolio
 (1,931,870 Shares; cost $61,472,461)..................          --           --          --
Variable C Portfolio
 (61,225 Shares; cost $1,948,863)......................          --           --          --
Variable D Portfolio
 (1,245 Shares; cost $34,391)..........................          --           --          --
State Street Research Diversified Portfolio
 (105,258,642 Shares; cost $1,817,406,651).............          --           --          --
State Street Research Aggressive Growth Portfolio
 (42,277,613 Shares; cost $1,146,825,141)..............          --           --          --
MetLife Stock Index Portfolio
 (91,801,612 Shares; cost $2,885,238,954)..............          --           --          --
Putnam International Stock Portfolio
 (19,113,816 Shares; cost $177,461,823)................          --           --          --
Janus Mid Cap Portfolio
 (50,373,567 Shares; cost $1,311,330,492)..............          --           --          --
T. Rowe Price Small Cap Growth Portfolio
 (18,817,992 Shares; cost $193,565,454)................          --           --          --
Scudder Global Equity Portfolio
 (13,582,164 Shares; cost $174,103,183)................          --           --          --
Harris Oakmark Large Cap Value Portfolio
 (22,621,550 Shares; cost $248,479,877)................          --           --          --
Neuberger Berman Partners Mid Cap Value Portfolio
 (10,775,870 Shares; cost $151,477,247)................          --           --          --
T. Rowe Price Large Cap Growth Portfolio
 (11,649,075 Shares; cost $154,802,359)................          --           --          --
Lehman Brothers Aggregate Bond Index Portfolio
 (26,459,687 Shares; cost $272,639,938)................          --           --          --
Morgan Stanley EAFE Index Portfolio
 (14,457,554 Shares; cost $122,732,892)................          --           --          --
Russell 2000 Index Portfolio
 (13,363,288 Shares; cost $146,125,445)................          --           --          --
Putnam Large Cap Growth Portfolio
 (6,371,868 Shares; cost $32,099,084)..................          --           --          --
State Street Research Aurora Portfolio
 (20,569,583 Shares; cost $282,196,914)................          --           --          --
MetLife Mid Cap Stock Index Portfolio
 (12,068,412 Shares; cost $123,033,051)................          --           --          --
Janus Growth Portfolio
 (1,838,115 Shares; cost $11,938,091)..................          --           --          --
Franklin Templeton Small Cap Growth Portfolio
 (1,819,673 Shares; cost $12,345,495)..................          --           --          --
State Street Research Large Cap Value Portfolio
 (393,784 Shares; cost $3,184,323).....................          --           --          --
Zenith Fund
State Street Research Bond Income Portfolio
 (4,211,961 Shares; cost $446,943,990).................          --           --          --
State Street Research Money Market Portfolio
 (91,630 Shares; cost $9,162,957)......................          --           --          --
Davis Venture Value Portfolio
 (3,051,394 Shares; cost $74,325,359)..................  59,152,035           --          --
Loomis Sayles Small Cap Portfolio
 (114,725 Shares; cost $18,970,437)....................          --   15,933,407          --
MFS Investors Trust Portfolio
 (986,586 Shares; cost $7,723,533).....................          --           --   6,718,652
MFS Research Managers Portfolio
 (358,130 Shares; cost $2,910,163).....................          --           --          --
Harris Oakmark Focused Value Portfolio
 (858,266 Shares; cost $154,917,325)...................          --           --          --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (2,580,845 Shares; cost $28,689,516)..................          --           --          --
Salomon Brothers U.S. Government Portfolio
 (7,339,695 Shares; cost $88,918,636)..................          --           --          --
                                                        -----------  -----------  ----------
Total investments......................................  59,152,035   15,933,407   6,718,652
Cash and Accounts Receivable...........................          --           --          --
                                                        -----------  -----------  ----------
Total assets...........................................  59,152,035   15,933,407   6,718,652
LIABILITIES:
Due to Metropolitan Life Insurance Company.............          --           --          --
                                                        -----------  -----------  ----------
NET ASSETS............................................. $59,152,035  $15,933,407  $6,718,652
                                                        ===========  ===========  ==========
Outstanding Units (In Thousands).......................       2,653          904       1,023
Unit Value.............................................    $8.83 to     $8.12 to    $6.33 to
                                                             $22.86       $18.27       $6.65

                      See Notes to Financial Statements.

                                  Zenith Fund
          -----------------------------------------------------------
             MFS                    Salomon Brothers
          Research   Harris Oakmark  Strategic Bond  Salomon Brothers
          Managers   Focused Value   Opportunities   U.S. Government
          Portfolio    Portfolio       Portfolio        Portfolio
          ---------- -------------- ---------------- ----------------
          $       --  $         --    $        --      $        --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
                  --            --             --               --
           2,451,502            --             --               --
                  --   145,221,494             --               --
                  --            --     29,511,785               --
                  --            --             --       90,530,462
          ----------  ------------    -----------      -----------
           2,451,502   145,221,494     29,511,785       90,530,462
                  --            --             --               --
          ----------  ------------    -----------      -----------
           2,451,502   145,221,494     29,511,785       90,530,462

                  --            --             --               --
          ----------  ------------    -----------      -----------
          $2,451,502  $145,221,494    $29,511,785      $90,530,462
          ==========  ============    ===========      ===========
                 374         6,025          1,691            5,668
            $6.11 to     $21.83 to      $16.05 to        $14.69 to
               $6.69        $24.83         $17.99           $16.46

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2002


                                                                       Zenith Fund
                                                           -----------------------------------

                                                               FI          FI          MFS
                                                           Structured    Mid Cap      Total
                                                             Equity   Opportunities  Return
                                                           Portfolio    Portfolio   Portfolio
                                                           ---------- ------------- ----------
ASSETS:
Investments at Value:
Zenith Fund (Continued)
FI Structured Equity Portfolio
  (8,596 Shares; cost $1,071,535)......................... $1,071,595  $       --   $       --
FI Mid Cap Opportunities Portfolio
  (326,360 Shares; cost $2,639,346).......................         --   2,672,891           --
MFS Total Return Portfolio
  (1 Share; cost $68).....................................         --          --           68
Fidelity Fund
Fidelity VIP Money Market Portfolio
  (11,063,486 Shares; cost $11,063,485)...................         --          --           --
Fidelity VIP Equity-Income Portfolio
  (5,894,720 Shares; cost $132,605,146)...................         --          --           --
Fidelity VIP Growth Portfolio
  (5,416,910 Shares; cost $210,816,895)...................         --          --           --
Fidelity VIP Overseas Portfolio
  (1,767,929 Shares; cost $24,476,920)....................         --          --           --
Fidelity VIP Investment Grade Bond Portfolio
  (1,621,136 Shares; cost $20,507,290)....................         --          --           --
Fidelity VIP Asset Manager Portfolio
  (3,581,594 Shares; cost $56,747,034)....................         --          --           --
Calvert Fund
Calvert Social Balanced Portfolio
  (29,722,390 Shares; cost $57,244,150)...................         --          --           --
Calvert Social Mid Cap Growth Portfolio
  (489,235 Shares; cost $13,855,915)......................         --          --           --
Met Investors Fund
Lord Abbett Bond Debenture Portfolio
  (5,597,774 Shares; cost $58,300,289)....................         --          --           --
MFS Research International Portfolio
  (1,113,585 Shares; cost $9,008,471).....................         --          --           --
MFS Mid Cap Growth Portfolio
  (2,929,179 Shares; cost $19,385,554)....................         --          --           --
PIMCO Total Return Portfolio
  (12,161,032 Shares; cost $131,060,849)..................         --          --           --
PIMCO Innovation Portfolio
  (3,789,729 Shares; cost $13,919,424)....................         --          --           --
Met/AIM Mid Cap Core Equity Portfolio
  (448,907 Shares; cost $4,474,136).......................         --          --           --
Met/AIM Small Cap Growth Portfolio
  (204,811 Shares; cost $1,809,552).......................         --          --           --
State Street Research Concentrated International Portfolio
  (89,565 Shares; cost $796,730)..........................         --          --           --
Oppenheimer Capital Appreciation Portfolio
  (488 Shares; cost $3,274)...............................         --          --           --
American Fund
American Funds Growth Portfolio
  (3,144,360 Shares; cost $122,885,993)...................         --          --           --
American Funds Growth-Income Portfolio
  (4,063,713 Shares; cost $119,334,746)...................         --          --           --
American Funds Global Small Cap Portfolio
  (2,039,826 Shares; cost $22,546,666)....................         --          --           --
                                                           ----------  ----------   ----------
Total investments.........................................  1,071,595   2,672,891           68
Cash and Accounts Receivable..............................         --          --           --
                                                           ----------  ----------   ----------
Total assets..............................................  1,071,595   2,672,891           68
LIABILITIES:
Due to Metropolitan Life Insurance Company................         --          --           --
                                                           ----------  ----------   ----------
NET ASSETS................................................ $1,071,595  $2,672,891         $ 68
                                                           ==========  ==========   ==========
Outstanding Units (In Thousands)..........................         56         328         .002
Unit Value................................................  $17.32 to    $8.07 to    $32.23 to
                                                               $19.59       $8.14       $33.00

                      See Notes to Financial Statements.

                                Fidelity Fund                                      Calvert Fund
----------------------------------------------------------------------------- ----------------------
                                                                                           Calvert
Fidelity VIP Fidelity VIP                           Fidelity VIP Fidelity VIP   Calvert    Social
   Money       Equity-    Fidelity VIP Fidelity VIP  Investment     Asset       Social     Mid Cap
   Market       Income       Growth      Overseas    Grade Bond    Manager     Balanced    Growth
 Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio  Portfolio
------------ ------------ ------------ ------------ ------------ ------------ ----------- ----------
$        --  $         -- $         -- $        --  $        --  $        --  $        -- $       --
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
 11,063,485            --           --          --           --           --           --         --
         --   107,048,117           --          --           --           --           --         --
         --            --  126,972,358          --           --           --           --         --
         --            --           --  19,411,860           --           --           --         --
         --            --           --          --   22,209,564           --           --         --
         --            --           --          --           --   45,665,325           --         --
         --            --           --          --           --           --   44,583,585         --
         --            --           --          --           --           --           --  8,957,889
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
         --            --           --          --           --           --           --         --
-----------  ------------ ------------ -----------  -----------  -----------  ----------- ----------
 11,063,485   107,048,117  126,972,358  19,411,860   22,209,564   45,665,325   44,583,585  8,957,889
         --            --           --          --           --           --           --         --
-----------  ------------ ------------ -----------  -----------  -----------  ----------- ----------
 11,063,485   107,048,117  126,972,358  19,411,860   22,209,564   45,665,325   44,583,585  8,957,889
         --            --           --          --           --           --           --         --
-----------  ------------ ------------ -----------  -----------  -----------  ----------- ----------
$11,063,485  $107,048,117 $126,972,358 $19,411,860  $22,209,564  $45,665,325  $44,583,585 $8,957,889
===========  ============ ============ ===========  ===========  ===========  =========== ==========
        746         3,628        4,626       1,400        1,040        2,125        2,114        468
     $15.17        $29.50       $27.45      $13.85       $21.36       $21.47    $20.02 to     $19.16
                                                                                   $21.51

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2002


                                                                    Met Investors Fund
                                                           -------------------------------------

                                                           Lord Abbett      MFS          MFS
                                                              Bond       Research      Mid Cap
                                                            Debenture  International   Growth
                                                            Portfolio    Portfolio    Portfolio
                                                           ----------- ------------- -----------
ASSETS:
Investments at Value:
Zenith Fund (Continued)
FI Structured Equity Portfolio
  (8,596 Shares; cost $1,071,535)......................... $        --  $       --   $        --
FI Mid Cap Opportunities Portfolio
  (326,360 Shares; cost $2,639,346).......................          --          --            --
MFS Total Return Portfolio
  (1 Shares; cost $68)....................................          --          --            --
Fidelity Fund
Fidelity VIP Money Market Portfolio
  (11,063,486 Shares; cost $11,063,485)...................          --          --            --
Fidelity VIP Equity-Income Portfolio
  (5,894,720 Shares; cost $132,605,146)...................          --          --            --
Fidelity VIP Growth Portfolio
  (5,416,910 Shares; cost $210,816,895)...................          --          --            --
Fidelity VIP Overseas Portfolio
  (1,767,929 Shares; cost $24,476,920)....................          --          --            --
Fidelity VIP Investment Grade Bond Portfolio
  (1,621,136 Shares; cost $20,507,290)....................          --          --            --
Fidelity VIP Asset Manager Portfolio
  (3,581,594 Shares; cost $56,747,034)....................          --          --            --
Calvert Fund
Calvert Social Balanced Portfolio
  (29,722,390 Shares; cost $57,244,150)...................          --          --            --
Calvert Social Mid Cap Growth Portfolio
  (489,235 Shares; cost $13,855,915)......................          --          --            --
Met Investors Fund
Lord Abbett Bond Debenture Portfolio
  (5,597,774 Shares; cost $58,300,289)....................  57,316,343          --            --
MFS Research International Portfolio
  (1,113,585 Shares; cost $9,008,471).....................          --   8,338,351            --
MFS Mid Cap Growth Portfolio
  (2,929,179 Shares; cost $19,385,554)....................          --          --    13,645,467
PIMCO Total Return Portfolio
  (12,161,032 Shares; cost $131,060,849)..................          --          --            --
PIMCO Innovation Portfolio
  (3,789,729 Shares; cost $13,919,424)....................          --          --            --
Met/AIM Mid Cap Core Equity Portfolio
  (448,907 Shares; cost $4,474,136).......................          --          --            --
Met/AIM Small Cap Growth Portfolio
  (204,811 Shares; cost $1,809,552).......................          --          --            --
State Street Research Concentrated International Portfolio
  (89,565 Shares; cost $796,730)..........................          --          --            --
Oppenheimer Capital Appreciation Portfolio
  (488 Shares; cost $3,274)...............................          --          --            --
American Fund
American Funds Growth Portfolio
  (3,144,360 Shares; cost $122,885,993)...................          --          --            --
American Funds Growth-Income Portfolio
  (4,063,713 Shares; cost $119,334,746)...................          --          --            --
American Funds Global Small Cap Portfolio
  (2,039,826 Shares; cost $22,546,666)....................          --          --            --
                                                           -----------  ----------   -----------
Total investments.........................................  57,316,343   8,338,351    13,645,467
Cash and Accounts Receivable..............................          --          --            --
                                                           -----------  ----------   -----------
Total assets..............................................  57,316,343   8,338,351    13,645,467
LIABILITIES:
Due to Metropolitan Life Insurance Company................          --          --            --
                                                           -----------  ----------   -----------
NET ASSETS................................................ $57,316,343  $8,338,351   $13,645,467
                                                           ===========  ==========   ===========
Outstanding Units (In Thousands)..........................       5,370       1,105         2,939
Unit Value................................................    $9.96 to    $7.63 to      $4.66 to
                                                                $13.79       $7.67         $4.68

                      See Notes to Financial Statements.

                            Met Investors Fund                                         American Fund
-------------------------------------------------------------------------- -------------------------------------
                                                State Street                             American     American
   PIMCO                   Met/AIM    Met/AIM     Research    Oppenheimer   American       Funds        Funds
   Total       PIMCO       Mid Cap   Small Cap  Concentrated    Capital       Funds       Growth-      Global
  Return     Innovation  Core Equity  Growth    International Appreciation   Growth       Income      Small Cap
 Portfolio   Portfolio    Portfolio  Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
------------ ----------- ----------- ---------- ------------- ------------ ------------ ------------ -----------
$         -- $        -- $       --  $       --   $      --    $      --   $         -- $         -- $        --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
          --          --         --          --          --           --             --           --          --
 137,802,804          --         --          --          --           --             --           --          --
          --  11,592,650         --          --          --           --             --           --          --
          --          --  4,412,747          --          --           --             --           --          --
          --          --         --   1,769,568          --           --             --           --          --
          --          --         --          --     794,444           --             --           --          --
          --          --         --          --          --        3,150             --           --          --
          --          --         --          --          --           --    104,487,140           --          --
          --          --         --          --          --           --             --  103,900,891          --
          --          --         --          --          --           --             --           --  18,827,591
------------ ----------- ----------  ----------   ---------    ---------   ------------ ------------ -----------
 137,802,804  11,592,650  4,412,747   1,769,568     794,444        3,150    104,487,140  103,900,891  18,827,591
          --          --         --          --          --           --             --           --          --
------------ ----------- ----------  ----------   ---------    ---------   ------------ ------------ -----------
 137,802,804  11,592,650  4,412,747   1,769,568     794,444        3,150    104,487,140  103,900,891  18,827,591
          --           1         --          --          --           --             --           --          --
------------ ----------- ----------  ----------   ---------    ---------   ------------ ------------ -----------
$137,802,804 $11,592,649 $4,412,747  $1,769,568   $ 794,444       $3,150   $104,487,140 $103,900,891 $18,827,591
============ =========== ==========  ==========   =========    =========   ============ ============ ===========
      12,100       3,262        454         208          90         .499          1,194        1,478       1,733
   $11.11 to    $2.93 to   $9.58 to    $8.41 to    $8.86 to     $6.30 to      $71.44 to    $57.44 to   $10.35 to
      $11.47       $3.65      $9.74       $8.54       $8.89        $6.31         $93.21       $74.94      $11.05

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                    Metropolitan Fund
                                                                    -------------------------------------------------
                                                                     State Street
                                                                       Research
                                                                      Investment
                                                                        Trust       Variable B   Variable C Variable D
                                                                      Portfolio     Portfolio    Portfolio  Portfolio
                                                                    -------------  ------------  ---------- ----------
INVESTMENT (LOSS) INCOME
Income:
  Dividends........................................................ $   8,886,606  $    266,310  $   9,216   $   151
  Expenses.........................................................    18,909,283       441,705         --        --
                                                                    -------------  ------------  ---------   -------
Net investment (loss) income.......................................   (10,022,677)     (175,395)     9,216       151
                                                                    -------------  ------------  ---------   -------
NET REALIZED AND UNREALIZED (LOSSES) GAINS ON
 INVESTMENTS:
Net realized (losses) gains from security transactions.............   (66,085,417)      643,331     43,399        --
Change in net unrealized (depreciation) appreciation of investments
 for the period....................................................  (428,155,040)  (15,556,854)  (562,444)   (8,572)
                                                                    -------------  ------------  ---------   -------
Net realized and unrealized (losses) gains on investments..........  (494,240,457)  (14,913,523)  (519,045)   (8,572)
                                                                    -------------  ------------  ---------   -------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS................................................... $(504,263,134) $(15,088,918) $(509,829)  $(8,421)
                                                                    =============  ============  =========   =======

--------
(a) For the period from May 1, 2002 to December 31, 2002
(b) For the period from August 1, 2002 to December 31, 2002

                      See Notes to Financial Statements.

                                                  Metropolitan Fund
--------------------------------------------------------------------------------------------------------------------
                State Street
 State Street     Research                      Putnam                       T. Rowe
   Research      Aggressive      MetLife     International     Janus       Price Small     Scudder    Harris Oakmark
 Diversified       Growth      Stock Index       Stock        Mid Cap      Cap Growth   Global Equity Large Cap Value
  Portfolio      Portfolio      Portfolio      Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
-------------  -------------  -------------  ------------- -------------  ------------  ------------- ---------------
$  40,427,315  $          --  $  44,415,384  $  1,522,109  $          --  $         --  $  2,454,476   $  7,186,463
   20,578,131      8,264,707     31,201,033     2,096,472      7,931,142     2,426,851     1,709,646      2,789,769
-------------  -------------  -------------  ------------  -------------  ------------  ------------   ------------
   19,849,184     (8,264,707)    13,214,351      (574,363)    (7,931,142)   (2,426,851)      744,830      4,396,694
-------------  -------------  -------------  ------------  -------------  ------------  ------------   ------------
  (33,325,338)   (98,158,424)   (47,830,847)    1,229,560   (299,802,071)  (30,658,257)   (6,095,281)     2,731,729
 (269,960,376)  (142,132,655)  (661,053,913)  (33,522,332)    53,519,510   (34,221,994)  (21,053,921)   (49,157,322)
-------------  -------------  -------------  ------------  -------------  ------------  ------------   ------------
 (303,285,714)  (240,291,079)  (708,884,760)  (32,292,772)  (246,282,561)  (64,880,251)  (27,149,202)   (46,425,593)
-------------  -------------  -------------  ------------  -------------  ------------  ------------   ------------
$(283,436,530) $(248,555,786) $(695,670,409) $(32,867,135) $(254,213,703) $(67,307,102) $(26,404,372)  $(42,028,899)
=============  =============  =============  ============  =============  ============  ============   ============

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                                                 Metropolitan Fund
                                                                                   ---------------------------------------------

                                                                                      Neuberger    T. Rowe Price Lehman Brothers
                                                                                   Berman Partners   Large Cap      Aggregate
                                                                                    Mid Cap Value     Growth       Bond Index
                                                                                      Portfolio      Portfolio      Portfolio
                                                                                   --------------- ------------- ---------------
INVESTMENT (LOSS) INCOME
Income:
  Dividends.......................................................................  $    457,657   $    347,977    $ 7,277,719
  Expenses........................................................................     1,793,482      1,511,473      3,052,946
                                                                                    ------------   ------------    -----------
Net investment (loss) income......................................................    (1,335,825)    (1,163,496)     4,224,773
                                                                                    ------------   ------------    -----------
NET REALIZED AND UNREALIZED (LOSSES) GAINS ON INVESTMENTS:
Net realized (losses) gains from security transactions............................      (588,042)    (8,230,356)     3,229,161
Change in net unrealized (depreciation) appreciation of investments for the period   (16,047,845)   (26,390,985)    14,151,148
                                                                                    ------------   ------------    -----------
Net realized and unrealized (losses) gains on investments.........................   (16,635,887)   (34,621,341)    17,380,309
                                                                                    ------------   ------------    -----------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $(17,971,712)  $(35,784,837)   $21,605,082
                                                                                    ============   ============    ===========

--------
(a) For the period from May 1, 2002 to December 31, 2002
(b) For the period from August 1, 2002 to December 31, 2002

                      See Notes to Financial Statements.

                                              Metropolitan Fund
-------------------------------------------------------------------------------------------------------------
                                                                                   Franklin
   Morgan                                State Street     MetLife                  Templeton    State Street
  Stanley       Russell     Putnam Large   Research       Mid Cap       Janus      Small Cap      Research
 EAFE Index    2000 Index    Cap Growth     Aurora      Stock Index    Growth       Growth     Large Cap Value
 Portfolio     Portfolio     Portfolio    Portfolio      Portfolio    Portfolio    Portfolio    Portfolio (a)
------------  ------------  ------------ ------------  ------------  -----------  -----------  ---------------
    $515,464  $    759,389  $        --  $  1,307,452  $    372,591  $        --  $        --     $  13,529
   1,245,795     1,445,740      306,771     3,085,935     1,231,387      116,512      126,140        11,199
------------  ------------  -----------  ------------  ------------  -----------  -----------     ---------
    (730,331)     (686,351)    (306,771)   (1,778,483)     (858,796)    (116,512)    (126,140)        2,330
------------  ------------  -----------  ------------  ------------  -----------  -----------     ---------
 (12,197,536)   (6,920,534)  (9,568,780)      140,071    (2,570,115)  (1,882,958)  (2,259,828)     (266,085)
  (6,039,133)  (21,331,382)     710,397   (71,663,432)  (15,835,386)  (1,738,189)    (802,862)      (53,743)
------------  ------------  -----------  ------------  ------------  -----------  -----------     ---------
 (18,236,669)  (28,251,916)  (8,858,383)  (71,523,361)  (18,405,501)  (3,621,147)  (3,062,690)     (319,828)
------------  ------------  -----------  ------------  ------------  -----------  -----------     ---------
$(18,967,000) $(28,938,267) $(9,165,154) $(73,301,844) $(19,264,297) $(3,737,659) $(3,188,830)    $(317,498)
============  ============  ===========  ============  ============  ===========  ===========     =========

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                                                 Zenith Fund
                                                                                   --------------------------------------
                                                                                   State Street State Street     Davis
                                                                                     Research     Research      Venture
                                                                                   Bond Income  Money Market     Value
                                                                                    Portfolio    Portfolio     Portfolio
                                                                                   ------------ ------------ ------------
INVESTMENT (LOSS) INCOME
Income:
  Dividends....................................................................... $26,622,068   $ 146,577   $    519,556
  Expenses........................................................................   5,759,318     159,028        726,203
                                                                                   -----------   ---------   ------------
Net investment (loss) income......................................................  20,862,750     (12,451)      (206,647)
                                                                                   -----------   ---------   ------------
NET REALIZED AND UNREALIZED (LOSSES) GAINS ON INVESTMENTS:
Net realized (losses) gains from security transactions............................  (9,378,074)   (413,699)    (3,014,672)
Change in net unrealized (depreciation) appreciation of investments for the period  19,780,963     417,973     (8,476,246)
                                                                                   -----------   ---------   ------------
Net realized and unrealized (losses) gains on investments.........................  10,402,889       4,274    (11,490,918)
                                                                                   -----------   ---------   ------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $31,265,639   $  (8,177)  $(11,697,565)
                                                                                   ===========   =========   ============

--------
(a) For the period from May 1, 2002 to December 31, 2002
(b) For the period from August 1, 2002 to December 31, 2002

                      See Notes to Financial Statements.

                                            Zenith Fund
---------------------------------------------------------------------------------------------------
                  MFS         MFS                    Salomon Brothers                       FI
Loomis Sayles  Investors   Research   Harris Oakmark  Strategic Bond  Salomon Brothers  Structured
  Small Cap      Trust     Managers   Focused Value   Opportunities   U.S. Government     Equity
  Portfolio    Portfolio   Portfolio    Portfolio       Portfolio        Portfolio     Portfolio (a)
------------- -----------  ---------  -------------- ---------------- ---------------- -------------
 $    17,754  $    22,398  $   3,152   $    252,961     $1,165,166       $1,838,360      $    931
     200,804       68,814     26,314      1,584,662        224,941          576,680         3,335
 -----------  -----------  ---------   ------------     ----------       ----------      --------
    (183,050)     (46,416)   (23,162)    (1,331,701)       940,225        1,261,680        (2,404)
 -----------  -----------  ---------   ------------     ----------       ----------      --------
  (2,317,368)    (359,047)  (222,160)    (1,820,374)        59,911          163,311       (17,138)
  (1,785,701)    (951,022)  (413,525)   (14,656,939)       712,043        1,598,086            61
 -----------  -----------  ---------   ------------     ----------       ----------      --------
  (4,103,069)  (1,310,069)  (635,685)   (16,477,313)       771,954        1,761,397       (17,077)
 -----------  -----------  ---------   ------------     ----------       ----------      --------
 $(4,286,119) $(1,356,485) $(658,847)  $(17,809,014)    $1,712,179       $3,023,077      $(19,481)
 ===========  ===========  =========   ============     ==========       ==========      ========

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                                           Zenith Fund
                                                                                   ---------------------------
                                                                                        FI
                                                                                      Mid Cap         MFS
                                                                                   Opportunities Total Return
                                                                                   Portfolio (a) Portfolio (b)
                                                                                   ------------- -------------
INVESTMENT (LOSS) INCOME
Income:
  Dividends.......................................................................   $      --        $--
  Expenses........................................................................      10,413         --
                                                                                     ---------        ---
Net investment (loss) income......................................................     (10,413)        --
                                                                                     ---------        ---
NET REALIZED AND UNREALIZED (LOSSES) GAINS ON INVESTMENTS:
Net realized (losses) gains from security transactions............................    (113,293)        --
Change in net unrealized (depreciation) appreciation of investments for the period      33,545         --
                                                                                     ---------        ---
Net realized and unrealized (losses) gains on investments.........................     (79,748)        --
                                                                                     ---------        ---
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................   $ (90,161)       $--
                                                                                     =========        ===

--------
(a) For the period from May 1, 2002 to December 31, 2002
(b) For the period from August 1, 2002 to December 31, 2002

                      See Notes to Financial Statements.

                                 Fidelity Fund                                          Calvert Fund
-------------------------------------------------------------------------------  --------------------------
                                                      Fidelity VIP                 Calvert       Calvert
Fidelity VIP Fidelity VIP  Fidelity VIP  Fidelity VIP  Investment  Fidelity VIP    Social     Social Mid Cap
Money Market Equity-Income    Growth       Overseas    Grade Bond  Asset Manager  Balanced        Growth
 Portfolio     Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
------------ ------------- ------------  ------------ ------------ ------------- -----------  --------------
  $202,096   $  4,981,916  $    396,348  $   178,464   $  629,814   $ 1,912,499  $ 1,296,489   $        --
   124,286      1,148,423     1,459,828      213,873      181,691       450,755      562,336        97,250
  --------   ------------  ------------  -----------   ----------   -----------  -----------   -----------
    77,810      3,833,493    (1,063,480)     (35,409)     448,123     1,461,744      734,153       (97,250)
  --------   ------------  ------------  -----------   ----------   -----------  -----------   -----------
        --        763,466      (118,628)     247,005      298,157      (875,165)    (357,440)     (994,226)
        --    (28,590,772)  (57,511,100)  (5,101,215)     959,591    (5,683,887)  (7,333,126)   (2,556,138)
  --------   ------------  ------------  -----------   ----------   -----------  -----------   -----------
        --    (27,827,306)  (57,629,728)  (4,854,210)   1,257,748    (6,559,052)  (7,690,566)   (3,550,364)
  --------   ------------  ------------  -----------   ----------   -----------  -----------   -----------
  $ 77,810   $(23,993,813) $(58,693,208) $(4,889,619)  $1,705,871   $(5,097,308) $(6,956,413)  $(3,647,614)
  ========   ============  ============  ===========   ==========   ===========  ===========   ===========

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                                              Met Investors Fund
                                                                                   ---------------------------------------

                                                                                    Lord Abbett       MFS          MFS
                                                                                       Bond        Research      Mid Cap
                                                                                     Debenture   International   Growth
                                                                                     Portfolio     Portfolio    Portfolio
                                                                                   ------------  ------------- -----------
INVESTMENT (LOSS) INCOME
Income:
  Dividends....................................................................... $  6,690,618    $  13,949   $    80,711
  Expenses........................................................................      719,242       74,052       165,987
                                                                                   ------------    ---------   -----------
Net investment (loss) income......................................................    5,971,376      (60,103)      (85,276)
                                                                                   ------------    ---------   -----------
NET REALIZED AND UNREALIZED (LOSSES) GAINS ON INVESTMENTS:
Net realized (losses) gains from security transactions............................  (14,253,624)      22,886    (2,005,974)
Change in net unrealized (depreciation) appreciation of investments for the period    8,175,221     (735,047)   (6,237,774)
                                                                                   ------------    ---------   -----------
Net realized and unrealized (losses) gains on investments.........................   (6,078,403)    (712,161)   (8,243,748)
                                                                                   ------------    ---------   -----------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $   (107,027)   $(772,264)  $(8,329,024)
                                                                                   ============    =========   ===========

--------
(a) For the period from May 1, 2002 to December 31, 2002
(b) For the period from August 1, 2002 to December 31, 2002

                      See Notes to Financial Statements.

                                Met Investors Fund                                                American Fund
---------------------------------------------------------------------------------  -------------------------------------------
                              Met/AIM                  State Street
                              Mid Cap       Met/AIM      Research     Oppenheimer                                American Funds
   PIMCO        PIMCO          Core        Small Cap   Concentrated     Capital    American Funds American Funds     Global
Total Return  Innovation      Equity        Growth     International Appreciation      Growth     Growth-Income    Small Cap
 Portfolio    Portfolio    Portfolio (a) Portfolio (a) Portfolio (a) Portfolio (b)   Portfolio      Portfolio      Portfolio
------------ ------------  ------------- ------------- ------------- ------------- -------------- -------------- --------------
 $       --  $         --    $   4,673     $      --     $    977        $  --      $     34,029   $  1,048,373   $   120,912
    923,205       168,001       20,462         6,804        2,922            1           976,556        923,963       188,863
 ----------  ------------    ---------     ---------     --------        -----      ------------   ------------   -----------
   (923,205)     (168,001)     (15,789)       (6,804)      (1,945)          (1)         (942,527)       124,410       (67,951)
 ----------  ------------    ---------     ---------     --------        -----      ------------   ------------   -----------
    451,129    (8,862,942)    (214,427)     (142,271)     (35,493)          --        (3,452,758)    (1,338,173)      198,118
  7,040,652    (2,079,595)     (61,389)      (39,983)      (2,285)        (125)      (18,976,831)   (16,039,489)   (4,288,626)
 ----------  ------------    ---------     ---------     --------        -----      ------------   ------------   -----------
  7,491,781   (10,942,537)    (275,816)     (182,254)     (37,778)        (125)      (22,429,589)   (17,377,662)   (4,090,508)
 ----------  ------------    ---------     ---------     --------        -----      ------------   ------------   -----------
 $6,568,576  $(11,110,538)   $(291,605)    $(189,058)    $(39,723)       $(126)     $(23,372,116)  $(17,253,252)  $(4,158,459)
 ==========  ============    =========     =========     ========        =====      ============   ============   ===========

                     Metropolitan Life Separate Account E

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2002 and 2001

                                                              Metropolitan Fund
                                         ----------------------------------------------------------
                                              State Street Research
                                           Investment Trust Portfolio       Variable B Portfolio
                                         ------------------------------  --------------------------
                                          For the Year    For the Year   For the Year  For the Year
                                             Ended           Ended          Ended         Ended
                                          December 31,    December 31,   December 31,  December 31,
                                              2002            2001           2002          2001
                                         --------------  --------------  ------------  ------------
(DECREASE) INCREASE IN NET ASSETS:
From operations:
 Net investment (loss) income........... $  (10,022,677) $  285,760,419  $   (175,395) $  8,822,319
 Net realized (losses) gains from
   security transactions................    (66,085,417)     40,502,292       643,331     3,201,027
 Change in net unrealized
   (depreciation) appreciation of
   investments..........................   (428,155,040)   (798,280,444)  (15,556,854)  (25,735,304)
                                         --------------  --------------  ------------  ------------
 Net (decrease) increase in net assets
   resulting from operations............   (504,263,134)   (472,017,733)  (15,088,918)  (13,711,958)
                                         --------------  --------------  ------------  ------------
From capital transactions:
 Net premiums...........................     88,528,653     125,138,106        99,808       173,878
 Redemptions............................   (139,818,896)   (169,777,816)   (6,196,537)   (8,362,207)
                                         --------------  --------------  ------------  ------------
 Total net (redemptions) premiums.......    (51,290,243)    (44,639,710)   (6,096,729)   (8,188,329)
 Net portfolio transfers................   (194,554,453)   (198,531,959)         (439)        4,213
 Net other transfers....................       (383,956)     (1,044,291)       22,354       100,737
                                         --------------  --------------  ------------  ------------
 Net (decrease) increase in net assets
   resulting from capital transactions..   (246,228,652)   (244,215,960)   (6,074,814)   (8,083,379)
                                         --------------  --------------  ------------  ------------
NET CHANGE IN NET ASSETS................   (750,491,786)   (716,233,693)  (21,163,732)  (21,795,337)
NET ASSETS--BEGINNING OF PERIOD.........  1,946,685,297   2,662,918,990    58,101,087    79,896,424
                                         --------------  --------------  ------------  ------------
NET ASSETS--END OF PERIOD............... $1,196,193,511  $1,946,685,297  $ 36,937,355  $ 58,101,087
                                         ==============  ==============  ============  ============

                      See Notes to Financial Statements.

                                                 Metropolitan Fund
------------------------------------------------------------------------------------------------------------------
                                                         State Street Research           State Street Research
  Variable C Portfolio      Variable D Portfolio         Diversified Portfolio        Aggressive Growth Portfolio
------------------------  ------------------------  ------------------------------  ------------------------------
For the Year For the Year For the Year For the Year  For the Year    For the Year    For the Year    For the Year
   Ended        Ended        Ended        Ended         Ended           Ended           Ended           Ended
December 31, December 31, December 31, December 31,  December 31,    December 31,    December 31,    December 31,
    2002         2001         2002         2001          2002            2001            2002            2001
------------ ------------ ------------ ------------ --------------  --------------  -------------  ---------------
$     9,216   $  347,534    $   151      $  4,822   $   19,849,184  $  187,498,293  $  (8,264,707)  $  252,872,239
     43,399       72,823         --            --      (33,325,338)     16,964,189    (98,158,424)     (32,188,412)
   (562,444)    (916,481)    (8,572)      (11,427)    (269,960,376)   (384,212,752)  (142,132,655)    (523,056,616)
-----------   ----------    -------      --------   --------------  --------------  -------------  ---------------
   (509,829)    (496,124)    (8,421)       (6,605)    (283,436,530)   (179,750,270)  (248,555,786)    (302,372,789)
-----------   ----------    -------      --------   --------------  --------------  -------------  ---------------
         --           --         --            --       83,863,952     130,574,458     42,354,253       56,134,392
   (590,385)    (199,719)        --            --     (172,872,031)   (190,560,127)   (59,440,246)     (67,813,404)
-----------   ----------    -------      --------   --------------  --------------  -------------  ---------------
   (590,385)    (199,719)        --            --      (89,008,079)    (59,985,669)   (17,085,993)     (11,679,012)
         --           --         --            --     (206,076,228)   (157,798,327)   (62,626,898)     (69,075,745)
      2,705         (403)        --            --       (2,371,382)       (246,252)        32,635          (67,364)
-----------   ----------    -------      --------   --------------  --------------  -------------  ---------------
   (587,680)    (200,122)        --            --     (297,455,689)   (218,030,248)   (79,680,256)     (80,822,121)
-----------   ----------    -------      --------   --------------  --------------  -------------  ---------------
 (1,097,509)    (696,246)    (8,421)       (6,605)    (580,892,219)   (397,780,518)  (328,236,042)    (383,194,910)
  2,268,130    2,964,376     32,234        38,839    1,956,613,869   2,354,394,387    867,274,247    1,250,469,157
-----------   ----------    -------      --------   --------------  --------------  -------------  ---------------
$ 1,170,621   $2,268,130    $23,813      $ 32,234   $1,375,721,650  $1,956,613,869  $ 539,038,205  $   867,274,247
===========   ==========    =======      ========   ==============  ==============  =============  ===============

                     Metropolitan Life Separate Account E

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2002 and 2001

                                                              Metropolitan Fund
                                         ------------------------------------------------------------

                                                     MetLife                       Putnam
                                              Stock Index Portfolio      International Stock Portfolio
                                         ------------------------------  ----------------------------
                                            For the         For the        For the        For the
                                           Year Ended      Year Ended     Year Ended     Year Ended
                                          December 31,    December 31,   December 31,   December 31,
                                              2002            2001           2002           2001
                                         --------------  --------------  ------------   ------------
(DECREASE) INCREASE IN NET ASSETS:
From operations:
 Net investment (loss) income........... $   13,214,351  $      726,504  $   (574,363)  $  5,374,536
 Net realized (losses) gains from
   security transactions................    (47,830,847)    218,623,281     1,229,560    (58,642,621)
 Change in net unrealized
   (depreciation) appreciation of
   investments..........................   (661,053,913)   (695,352,680)  (33,522,332)     4,283,802
                                         --------------  --------------  ------------   ------------
 Net (decrease) increase in net assets
   resulting from operations............   (695,670,409)   (476,002,895)  (32,867,135)   (48,984,283)
                                         --------------  --------------  ------------   ------------
From capital transactions:
 Net premiums...........................    205,870,674     247,478,793    17,914,868     21,428,581
 Redemptions............................   (238,537,193)   (245,802,849)  (14,202,903)   (14,914,493)
                                         --------------  --------------  ------------   ------------
 Total net (redemptions) premiums.......    (32,666,519)      1,675,944     3,711,965      6,514,088
 Net portfolio transfers................   (121,464,210)   (132,036,347)  (13,312,317)   (15,462,226)
 Net other transfers....................       (841,450)       (235,289)      204,245         39,484
                                         --------------  --------------  ------------   ------------
 Net (decrease) increase in net assets
   resulting from capital transactions..   (154,972,179)   (130,595,692)   (9,396,107)    (8,908,654)
                                         --------------  --------------  ------------   ------------
NET CHANGE IN NET ASSETS................   (850,642,588)   (606,598,587)  (42,263,242)   (57,892,937)
NET ASSETS--BEGINNING OF PERIOD.........  2,999,640,316   3,606,238,903   190,565,490    248,458,427
                                         --------------  --------------  ------------   ------------
NET ASSETS--END OF PERIOD............... $2,148,997,728  $2,999,640,316  $148,302,248   $190,565,490
                                         ==============  ==============  ============   ============

                      See Notes to Financial Statements.

                                                Metropolitan Fund
-----------------------------------------------------------------------------------------------------------------
                                      T. Rowe Price
        Janus Mid Cap               Small Cap Growth             Scudder Global           Harris Oakmark Large
          Portfolio                     Portfolio               Equity Portfolio           Cap Value Portfolio
-----------------------------  --------------------------  --------------------------  --------------------------
   For the        For the        For the       For the       For the       For the       For the       For the
  Year Ended     Year Ended     Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
 December 31,   December 31,   December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
     2002           2001           2002          2001          2002          2001          2002          2001
-------------  --------------  ------------  ------------  ------------  ------------  ------------  ------------
$  (7,931,142) $  (13,354,117) $ (2,426,851) $ 18,345,297  $    744,830  $ 17,805,115  $  4,396,694  $ (1,389,508)
 (299,802,071)    (67,658,830)  (30,658,257)  (63,940,947)   (6,095,281)     (344,522)    2,731,729      (336,559)
   53,519,510    (501,903,569)  (34,221,994)   16,602,625   (21,053,921)  (50,075,476)  (49,157,322)   16,427,340
-------------  --------------  ------------  ------------  ------------  ------------  ------------  ------------
 (254,213,703)   (582,916,516)  (67,307,102)  (28,993,025)  (26,404,372)  (32,614,883)  (42,028,899)   14,701,273
-------------  --------------  ------------  ------------  ------------  ------------  ------------  ------------
   78,317,495     134,829,501    23,773,940    28,226,005    18,661,812    24,278,930    55,698,963    43,289,710
  (55,664,011)    (71,519,010)  (17,416,451)  (15,841,130)  (12,212,003)  (10,733,613)  (18,302,421)   (9,475,831)
-------------  --------------  ------------  ------------  ------------  ------------  ------------  ------------
   22,653,484      63,310,491     6,357,489    12,384,875     6,449,809    13,545,317    37,396,542    33,813,879
 (126,395,606)   (180,614,322)  (18,785,506)  (24,810,765)  (15,561,211)   (9,195,948)   24,610,591    97,996,381
     (340,988)        377,348       (22,983)      (53,080)      (51,225)      (31,909)      (12,518)       (2,270)
-------------  --------------  ------------  ------------  ------------  ------------  ------------  ------------
 (104,083,110)   (116,926,483)  (12,451,000)  (12,478,970)   (9,162,627)    4,317,460    61,994,615   131,807,990
-------------  --------------  ------------  ------------  ------------  ------------  ------------  ------------
 (358,296,813)   (699,842,999)  (79,758,102)  (41,471,995)  (35,566,999)  (28,297,423)   19,965,716   146,509,263
  882,657,739   1,582,500,738   243,648,408   285,120,403   157,528,429   185,825,852   197,391,465    50,882,202
-------------  --------------  ------------  ------------  ------------  ------------  ------------  ------------
$ 524,360,926  $  882,657,739  $163,890,306  $243,648,408  $121,961,430  $157,528,429  $217,357,181  $197,391,465
=============  ==============  ============  ============  ============  ============  ============  ============

                     Metropolitan Life Separate Account E

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                      Metropolitan Fund
                                                   ------------------------------------------------------
                                                    Neuberger Berman Partners      T. Rowe Price Large
                                                     Mid Cap Value Portfolio      Cap Growth Portfolio
                                                   --------------------------  --------------------------
                                                     For the       For the       For the       For the
                                                    Year Ended    Year Ended    Year Ended    Year Ended
                                                   December 31,  December 31,  December 31,  December 31,
                                                       2002          2001          2002          2001
                                                   ------------  ------------  ------------  ------------
(DECREASE) INCREASE IN NET ASSETS:
From operations:
 Net investment (loss) income..................... $ (1,335,825) $  1,195,041  $ (1,163,496) $ (1,748,863)
 Net realized (losses) gains from security
   transactions...................................     (588,042)    3,807,073    (8,230,356)     (682,160)
 Change in net unrealized (depreciation)
   appreciation of investments....................  (16,047,845)  (10,467,310)  (26,390,985)  (17,787,487)
                                                   ------------  ------------  ------------  ------------
 Net (decrease) increase in net assets resulting
   from operations................................  (17,971,712)   (5,465,196)  (35,784,837)  (20,218,510)
                                                   ------------  ------------  ------------  ------------
From capital transactions:
 Net premiums.....................................   24,528,755    30,474,103    16,607,597    28,687,964
 Redemptions......................................  (11,844,163)  (10,432,016)  (10,459,277)   (9,751,130)
                                                   ------------  ------------  ------------  ------------
 Total net (redemptions) premiums.................   12,684,592    20,042,087     6,148,320    18,936,834
 Net portfolio transfers..........................   (1,512,656)    5,817,583   (14,168,225)  (20,582,506)
 Net other transfers..............................       11,488        (5,285)      (47,292)      (34,941)
                                                   ------------  ------------  ------------  ------------
 Net (decrease) increase in net assets resulting
   from capital transactions......................   11,183,424    25,854,385    (8,067,197)   (1,680,613)
                                                   ------------  ------------  ------------  ------------
NET CHANGE IN NET ASSETS..........................   (6,788,288)   20,389,189   (43,852,034)  (21,899,123)
NET ASSETS--BEGINNING OF PERIOD...................  144,279,390   123,890,201   147,641,785   169,540,908
                                                   ------------  ------------  ------------  ------------
NET ASSETS--END OF PERIOD......................... $137,491,102  $144,279,390  $103,789,751  $147,641,785
                                                   ============  ============  ============  ============

                      See Notes to Financial Statements.

                                              Metropolitan Fund
------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate      Morgan Stanley EAFE            Russell 2000               Putnam Large
   Bond Index Portfolio           Index Portfolio             Index Portfolio         Cap Growth Portfolio
--------------------------  --------------------------  --------------------------  ------------------------
  For the       For the       For the       For the       For the       For the       For the      For the
 Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31, December 31,
    2002          2001          2002          2001          2002          2001          2002         2001
------------  ------------  ------------  ------------  ------------  ------------  ------------ ------------
$  4,224,773  $    489,786  $   (730,331) $   (817,472) $   (686,351) $ (1,099,774) $  (306,771) $  (290,076)
   3,229,161       988,979   (12,197,536)  (19,467,764)   (6,920,534)   (1,019,377)  (9,568,780)  (3,198,474)
  14,151,148     8,296,558    (6,039,133)   (2,918,733)  (21,331,382)    2,115,434      710,397   (4,848,712)
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  21,605,082     9,775,323   (18,967,000)  (23,203,969)  (28,938,267)       (3,717)  (9,165,154)  (8,337,262)
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  71,552,667    59,258,535    31,484,149    28,355,503    25,188,548    22,795,243    6,666,399   11,725,933
 (21,649,754)  (13,628,069)   (8,786,993)   (6,204,831)  (10,278,268)   (7,832,759)  (1,774,289)  (1,094,842)
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  49,902,913    45,630,466    22,697,156    22,150,672    14,910,280    14,962,484    4,892,110   10,631,091
  14,654,153    29,693,207     1,498,716     6,905,872     2,093,085    (8,465,618)    (827,035)   6,858,021
     (54,738)      (39,733)      (11,531)      (11,272)        5,035       (14,940)       5,270        9,368
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  64,502,328    75,283,940    24,184,341    29,045,272    17,008,400     6,481,926    4,070,345   17,498,480
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  86,107,410    85,059,263     5,217,341     5,841,303   (11,929,867)    6,478,209   (5,094,809)   9,161,218
 209,359,228   124,299,965    99,730,562    93,889,259   122,161,691   115,683,482   27,965,827   18,804,609
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
$295,466,638  $209,359,228  $104,947,903  $ 99,730,562  $110,231,824  $122,161,691  $22,871,018  $27,965,827
============  ============  ============  ============  ============  ============  ===========  ===========

                     Metropolitan Life Separate Account E

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                           Metropolitan Fund
                                         -----------------------------------------------------

                                            State Street Research         MetLife Mid Cap
                                              Aurora Portfolio         Stock Index Portfolio
                                         --------------------------  -------------------------

                                           For the       For the       For the       For the
                                          Year Ended    Year Ended    Year Ended    Year Ended
                                         December 31,  December 31,  December 31,  December 31,
                                             2002          2001          2002          2001
                                         ------------  ------------  ------------  ------------
(DECREASE) INCREASE IN NET ASSETS:
From operations:
 Net investment (loss) income........... $ (1,778,483) $ (1,181,736) $   (858,796) $  (542,629)
 Net realized (losses) gains from
   security transactions................      140,071     2,710,571    (2,570,115)    (704,463)
 Change in net unrealized
   (depreciation) appreciation of
   investments..........................  (71,663,432)   11,525,102   (15,835,386)     907,048
                                         ------------  ------------  ------------  -----------
 Net (decrease) increase in net assets
   resulting from operations............  (73,301,844)   13,053,937   (19,264,297)    (340,044)
                                         ------------  ------------  ------------  -----------
From capital transactions:
 Net premiums...........................   64,952,373    57,884,018    31,850,585   27,729,414
 Redemptions............................  (18,528,997)   (8,894,295)   (8,035,867)  (4,228,148)
                                         ------------  ------------  ------------  -----------
 Total net (redemptions) premiums.......   46,423,376    48,989,723    23,814,718   23,501,266
 Net portfolio transfers................   46,056,104    95,499,619    15,929,248    3,843,424
 Net other transfers....................       75,719      (144,748)        7,647       14,241
                                         ------------  ------------  ------------  -----------
 Net (decrease) increase in net assets
   resulting from capital transactions..   92,555,199   144,344,594    39,751,613   27,358,931
                                         ------------  ------------  ------------  -----------
NET CHANGE IN NET ASSETS................   19,253,355   157,398,531    20,487,316   27,018,887
NET ASSETS--BEGINNING OF PERIOD.........  208,401,940    51,003,409    86,537,269   59,518,382
                                         ------------  ------------  ------------  -----------
NET ASSETS--END OF PERIOD............... $227,655,295  $208,401,940  $107,024,585  $86,537,269
                                         ============  ============  ============  ===========

                      See Notes to Financial Statements.

                            Metropolitan Fund                                     Zenith Fund
------------------------------------------------------------------------  --------------------------
                                                         State Street
          Janus                Franklin Templeton       Research Large       State Street Research
     Growth Portfolio      Small Cap Growth Portfolio Cap Value Portfolio    Bond Income Portfolio
-------------------------  -------------------------  ------------------- --------------------------
                For the                    For the          For the
  For the    Period May 1,   For the    Period May 1,    Period May 1,      For the       For the
 Year Ended     2001 to     Year Ended     2001 to          2002 to        Year Ended    Year Ended
December 31, December 31,  December 31, December 31,     December 31,     December 31,  December 31,
    2002         2001          2002         2001             2002             2002          2001
------------ ------------- ------------ ------------- ------------------- ------------  ------------
$  (116,512)  $  (34,781)  $  (126,140)  $  (23,853)      $    2,330      $ 20,862,750  $ 27,442,886
 (1,882,958)    (284,528)   (2,259,828)     (92,759)        (266,085)       (9,378,074)      379,716
 (1,738,189)    (221,552)     (802,862)     121,474          (53,743)       19,780,963       249,272
-----------   ----------   -----------   ----------       ----------      ------------  ------------
 (3,737,659)    (540,861)   (3,188,830)       4,862         (317,498)       31,265,639    28,071,874
-----------   ----------   -----------   ----------       ----------      ------------  ------------
  4,468,356    4,067,645     4,644,131    2,352,146          980,885        50,993,993    48,241,660
   (649,094)    (104,809)     (779,669)     (59,962)         (57,995)      (45,822,604)  (39,191,743)
-----------   ----------   -----------   ----------       ----------      ------------  ------------
  3,819,262    3,962,836     3,864,462    2,292,184          922,890         5,171,389     9,049,917
  1,534,438    4,965,438     3,988,094    4,705,317        2,525,640        (7,622,352)   26,561,578
    (17,000)      (8,103)          970       (2,953)            (452)         (689,641)     (136,479)
-----------   ----------   -----------   ----------       ----------      ------------  ------------
  5,336,700    8,920,171     7,853,526    6,994,548        3,448,078        (3,140,604)   35,475,016
-----------   ----------   -----------   ----------       ----------      ------------  ------------
  1,599,041    8,379,310     4,664,696    6,999,410        3,130,580        28,125,035    63,546,890
  8,379,310           --     6,999,410           --               --       446,653,044   383,106,154
-----------   ----------   -----------   ----------       ----------      ------------  ------------
$ 9,978,351   $8,379,310   $11,664,106   $6,999,410       $3,130,580      $474,778,079  $446,653,044
===========   ==========   ===========   ==========       ==========      ============  ============

                     Metropolitan Life Separate Account E

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2002 and 2001


                                                             Zenith Fund
                                         ---------------------------------------------------
                                           State Street Research         Davis Venture
                                          Money Market Portfolio        Value Portfolio
                                         ------------------------  -------------------------

                                           For the      For the      For the       For the
                                          Year Ended   Year Ended   Year Ended    Year Ended
                                         December 31, December 31, December 31,  December 31,
                                             2002         2001         2002          2001
                                         ------------ ------------ ------------  ------------
(DECREASE) INCREASE IN NET ASSETS:
From operations:
 Net investment (loss) income........... $   (12,451) $   277,039  $   (206,647) $ 3,410,789
 Net realized (losses) gains from
   security transactions................    (413,699)       7,391    (3,014,672)  (2,016,375)
 Change in net unrealized
   (depreciation) appreciation of
   investments..........................     417,973       16,573    (8,476,246)  (7,151,686)
                                         -----------  -----------  ------------  -----------
 Net (decrease) increase in net assets
   resulting from operations............      (8,177)     301,003   (11,697,565)  (5,757,272)
                                         -----------  -----------  ------------  -----------
From capital transactions:
 Net premiums...........................     141,673      145,344    14,236,039   22,970,731
 Redemptions............................  (2,118,843)  (1,766,058)   (4,683,545)  (2,519,810)
                                         -----------  -----------  ------------  -----------
 Total net (redemptions) premiums.......  (1,977,170)  (1,620,714)    9,552,494   20,450,921
 Net portfolio transfers................  (1,385,023)   1,530,800     2,966,432   14,699,473
 Net other transfers....................      (6,467)        (407)      (23,689)     (17,824)
                                         -----------  -----------  ------------  -----------
 Net (decrease) increase in net assets
   resulting from capital transactions..  (3,368,660)     (90,321)   12,495,237   35,132,570
                                         -----------  -----------  ------------  -----------
NET CHANGE IN NET ASSETS................  (3,376,837)     210,682       797,672   29,375,298
NET ASSETS--BEGINNING OF PERIOD.........  12,548,800   12,338,118    58,354,363   28,979,065
                                         -----------  -----------  ------------  -----------
NET ASSETS--END OF PERIOD............... $ 9,171,963  $12,548,800  $ 59,152,035  $58,354,363
                                         ===========  ===========  ============  ===========

                      See Notes to Financial Statements.

                                                Zenith Fund
----------------------------------------------------------------------------------------------------------
      Loomis Sayles             MFS Investors               MFS Research              Harris Oakmark
   Small Cap Portfolio         Trust Portfolio           Managers Portfolio       Focused Value Portfolio
------------------------  -------------------------  -------------------------  --------------------------
                                          For the                    For the                     For the
  For the      For the      For the    Period May 1,   For the    Period May 1,   For the     Period May 1,
 Year Ended   Year Ended   Year Ended     2001 to     Year Ended     2001 to     Year Ended      2001 to
December 31, December 31, December 31, December 31,  December 31, December 31,  December 31,  December 31,
    2002         2001         2002         2001          2002         2001          2002          2001
------------ ------------ ------------ ------------- ------------ ------------- ------------  -------------
$  (183,050) $   785,264  $   (46,416)  $  (17,516)   $  (23,162)  $   (6,670)  $ (1,331,701)  $  (281,199)
 (2,317,368)    (566,119)    (359,047)     (40,034)     (222,160)      (6,449)    (1,820,374)       18,688
 (1,785,701)  (1,185,244)    (951,022)     (53,859)     (413,525)     (45,135)   (14,656,939)    4,961,108
-----------  -----------  -----------   ----------    ----------   ----------   ------------   -----------
 (4,286,119)    (966,099)  (1,356,485)    (111,409)     (658,847)     (58,254)   (17,809,014)    4,698,597
-----------  -----------  -----------   ----------    ----------   ----------   ------------   -----------
  4,096,075    5,571,839    2,818,772    2,117,535       989,248      563,137     45,776,502    16,869,874
 (1,225,608)    (430,618)    (429,424)     (70,413)     (163,199)     (20,851)   (10,153,825)   (1,451,046)
-----------  -----------  -----------   ----------    ----------   ----------   ------------   -----------
  2,870,467    5,141,221    2,389,348    2,047,122       826,049      542,286     35,622,677    15,418,828
  1,308,370    2,621,334    1,521,544    2,231,462       940,646      981,355     49,368,108    57,897,479
    (19,251)     (16,318)      (2,652)        (278)     (120,721)      (1,012)        19,954         4,865
-----------  -----------  -----------   ----------    ----------   ----------   ------------   -----------
  4,159,586    7,746,237    3,908,240    4,278,306     1,645,974    1,522,629     85,010,739    73,321,172
-----------  -----------  -----------   ----------    ----------   ----------   ------------   -----------
   (126,533)   6,780,138    2,551,755    4,166,897       987,127    1,464,375     67,201,725    78,019,769
 16,059,940    9,279,802    4,166,897           --     1,464,375           --     78,019,769            --
-----------  -----------  -----------   ----------    ----------   ----------   ------------   -----------
$15,933,407  $16,059,940  $ 6,718,652   $4,166,897    $2,451,502   $1,464,375   $145,221,494   $78,019,769
===========  ===========  ===========   ==========    ==========   ==========   ============   ===========

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001



                                                               Zenith Fund
                                         ------------------------------------------------------
                                              Salomon Brothers
                                               Strategic Bond             Salomon Brothers
                                           Opportunities Portfolio    U.S. Government Portfolio
                                         --------------------------  --------------------------
                                                      For the Period              For the Period
                                           For the     May 1, 2001     For the     May 1, 2001
                                          Year Ended        to        Year Ended        to
                                         December 31,  December 31,  December 31,  December 31,
                                             2002          2001          2002          2001
                                         ------------ -------------- ------------ --------------
(DECREASE) INCREASE IN NET ASSETS:
From operations:
 Net investment (loss) income........... $   940,225    $  (32,522)  $ 1,261,680   $   (67,139)
 Net realized (losses) gains from
   security transactions................      59,911        14,575       163,311       140,914
 Change in net unrealized
   (depreciation) appreciation of
   investments..........................     712,043       110,225     1,598,086        13,739
                                         -----------    ----------   -----------   -----------
 Net (decrease) increase in net assets
   resulting from operations............   1,712,179        92,278     3,023,077        87,514
                                         -----------    ----------   -----------   -----------
From capital transactions:
 Net premiums...........................   9,357,545     3,660,495    26,611,616     9,311,981
 Redemptions............................  (1,646,534)     (108,151)   (4,736,316)     (635,745)
                                         -----------    ----------   -----------   -----------
 Total net (redemptions) premiums.......   7,711,011     3,552,344    21,875,300     8,676,236
 Net portfolio transfers................  12,008,736     4,403,445    47,121,418     9,761,913
 Net other transfers....................      34,339        (2,547)      (11,933)       (3,063)
                                         -----------    ----------   -----------   -----------
 Net (decrease) increase in net assets
   resulting from capital transactions..  19,754,086     7,953,242    68,984,785    18,435,086
                                         -----------    ----------   -----------   -----------
NET CHANGE IN NET ASSETS................  21,466,265     8,045,520    72,007,862    18,522,600
NET ASSETS--BEGINNING OF PERIOD.........   8,045,520            --    18,522,600            --
                                         -----------    ----------   -----------   -----------
NET ASSETS--END OF PERIOD............... $29,511,785    $8,045,520   $90,530,462   $18,522,600
                                         ===========    ==========   ===========   ===========




                      See Notes to Financial Statements.

                   Zenith Fund                                         Fidelity Fund
-------------------------------------------------  ----------------------------------------------------
                       FI Mid Cap     MFS Total          Fidelity VIP               Fidelity VIP
FI Structured Equity Opportunities      Return           Money Market               Equity-Income
     Portfolio         Portfolio      Portfolio            Portfolio                  Portfolio
-------------------- -------------- -------------- ------------------------  --------------------------
   For the Period    For the Period For the Period
    May 1, 2002       May 1, 2002   July 12, 2002    For the      For the      For the       For the
         to                to             to        Year Ended   Year Ended   Year Ended    Year Ended
    December 31,      December 31,   December 31,  December 31, December 31, December 31,  December 31,
        2002              2002           2002          2002         2001         2002          2001
-------------------- -------------- -------------- ------------ ------------ ------------  ------------
     $   (2,404)       $  (10,413)       $--       $    77,810  $   379,811  $  3,833,493  $  6,992,912
        (17,138)         (113,293)        --                --       (1,383)      763,466     1,349,973
             61            33,545         --                --           --   (28,590,772)  (16,321,538)
     ----------        ----------        ---       -----------  -----------  ------------  ------------
        (19,481)          (90,161)        --            77,810      378,428   (23,993,813)   (7,978,653)
     ----------        ----------        ---       -----------  -----------  ------------  ------------
        378,551           991,362         69         2,227,625    3,646,116    26,832,203    21,719,604
         (6,784)          (83,795)        --        (4,742,095)  (6,814,819)  (21,292,137)   (8,013,039)
     ----------        ----------        ---       -----------  -----------  ------------  ------------
        371,767           907,567         69        (2,514,470)  (3,168,703)    5,540,066    13,706,565
        719,489         1,856,364         (1)       (1,736,104)   2,287,497    (7,685,496)   (3,203,013)
           (180)             (879)        --            (1,086)         (66)     (243,007)      (48,131)
     ----------        ----------        ---       -----------  -----------  ------------  ------------
      1,091,076         2,763,052         68        (4,251,660)    (881,272)   (2,388,437)   10,455,421
     ----------        ----------        ---       -----------  -----------  ------------  ------------
      1,071,595         2,672,891         68        (4,173,850)    (502,844)  (26,382,250)    2,476,768
             --                --         --        15,237,335   15,740,179   133,430,367   130,953,599
     ----------        ----------        ---       -----------  -----------  ------------  ------------
     $1,071,595        $2,672,891        $68       $11,063,485  $15,237,335  $107,048,117  $133,430,367
     ==========        ==========        ===       ===========  ===========  ============  ============

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001



                                                             Fidelity Fund
                                         -----------------------------------------------------

                                                Fidelity VIP                Fidelity VIP
                                              Growth Portfolio           Overseas Portfolio
                                         --------------------------  -------------------------
                                           For the       For the       For the      For the
                                          Year Ended    Year Ended    Year Ended   Year Ended
                                         December 31,  December 31,  December 31, December 31,
                                             2002          2001          2002         2001
                                         ------------  ------------  ------------ ------------
(DECREASE) INCREASE IN NET ASSETS:
From operations:
 Net investment (loss) income........... $ (1,063,480) $ 12,771,693  $   (35,409) $  4,124,361
 Net realized (losses) gains from
   security transactions................     (118,628)    4,343,482      247,005   (11,481,626)
 Change in net unrealized
   (depreciation) appreciation of
   investments..........................  (57,511,100)  (59,277,205)  (5,101,215)      569,907
                                         ------------  ------------  -----------  ------------
 Net (decrease) increase in net assets
   resulting from operations............  (58,693,208)  (42,162,030)  (4,889,619)   (6,787,358)
                                         ------------  ------------  -----------  ------------
From capital transactions:
 Net premiums...........................   36,628,253    31,287,806    6,481,400     4,230,751
 Redemptions............................  (26,325,330)  (11,649,137)  (4,381,451)   (2,224,873)
                                         ------------  ------------  -----------  ------------
 Total net (redemptions) premiums.......   10,302,923    19,638,669    2,099,949     2,005,878
 Net portfolio transfers................  (13,952,990)  (12,954,638)  (2,825,268)   (2,822,921)
 Net other transfers....................     (724,277)      (45,081)     385,220        (9,706)
                                         ------------  ------------  -----------  ------------
 Net (decrease) increase in net assets
   resulting from capital transactions..   (4,374,344)    6,638,950     (340,099)     (826,749)
                                         ------------  ------------  -----------  ------------
NET CHANGE IN NET ASSETS................  (63,067,552)  (35,523,080)  (5,229,718)   (7,614,107)
NET ASSETS--BEGINNING OF PERIOD.........  190,039,910   225,562,990   24,641,578    32,255,685
                                         ------------  ------------  -----------  ------------
NET ASSETS--END OF PERIOD............... $126,972,358  $190,039,910  $19,411,860  $ 24,641,578
                                         ============  ============  ===========  ============




                      See Notes to Financial Statements.

                   Fidelity Fund                                        Calvert Fund
---------------------------------------------------  --------------------------------------------------
      Fidelity VIP               Fidelity VIP                 Calvert                   Calvert
    Investment Grade            Asset Manager             Social Balanced           Social Mid Cap
     Bond Portfolio               Portfolio                  Portfolio             Growth Portfolio
------------------------  -------------------------  ------------------------  ------------------------
  For the      For the      For the       For the      For the      For the      For the      For the
 Year Ended   Year Ended   Year Ended    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
December 31, December 31, December 31,  December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002          2001         2002         2001         2002         2001
------------ ------------ ------------  ------------ ------------ ------------ ------------ ------------
$   448,123  $   492,357  $  1,461,744  $ 2,573,671  $   734,153  $ 2,290,450  $   (97,250) $   690,657
    298,157       22,431      (875,165)     (72,641)    (357,440)     409,210     (994,226)      91,761
    959,591      412,609    (5,683,887)  (5,345,005)  (7,333,126)  (6,985,802)  (2,556,138)  (2,456,958)
-----------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
  1,705,871      927,397    (5,097,308)  (2,843,975)  (6,956,413)  (4,286,142)  (3,647,614)  (1,674,540)
-----------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
  8,330,403    3,168,235    11,658,288    5,275,568    9,488,386    6,593,693    4,282,754    2,975,912
 (5,340,250)  (1,265,495)  (10,127,182)  (3,352,358)  (6,243,133)  (2,394,706)  (2,749,441)    (698,397)
-----------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
  2,990,153    1,902,740     1,531,106    1,923,210    3,245,253    4,198,987    1,533,313    2,277,515
  1,455,562    2,275,631    (3,159,932)  (2,607,518)  (3,412,895)  (2,530,451)  (1,252,159)    (484,072)
    (12,433)         434       (81,251)     (32,230)     (95,334)      (5,289)      (2,721)      (6,559)
-----------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
  4,433,282    4,178,805    (1,710,077)    (716,538)    (262,976)   1,663,247      278,433    1,786,884
-----------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
  6,139,153    5,106,202    (6,807,385)  (3,560,513)  (7,219,389)  (2,622,895)  (3,369,181)     112,344
 16,070,411   10,964,209    52,472,710   56,033,223   51,802,974   54,425,869   12,327,070   12,214,726
-----------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
$22,209,564  $16,070,411  $ 45,665,325  $52,472,710  $44,583,585  $51,802,974  $ 8,957,889  $12,327,070
===========  ===========  ============  ===========  ===========  ===========  ===========  ===========

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001




                                                Met Investors Fund
                               ----------------------------------------------------

                                    Lord Abbett Bond             MFS Research
                                  Debenture Portfolio      International Portfolio
                               -------------------------  -------------------------
                                                                          For the
                                 For the       For the      For the    Period May 1,
                                Year Ended    Year Ended   Year Ended     2001 to
                               December 31,  December 31, December 31, December 31,
                                   2002          2001         2002         2001
                               ------------  ------------ ------------ -------------
(DECREASE) INCREASE IN NET
 ASSETS:
From operations:
 Net investment (loss) income. $  5,971,376  $ 7,319,216   $  (60,103)  $   (8,430)
 Net realized (losses) gains
   from security transactions.  (14,253,624)  (4,420,779)      22,886     (154,703)
 Change in net unrealized
   (depreciation)
   appreciation of investments    8,175,221   (5,106,728)    (735,047)      64,927
                               ------------  -----------   ----------   ----------
 Net (decrease) increase in
   net assets resulting from
   operations.................     (107,027)  (2,208,291)    (772,264)     (98,206)
                               ------------  -----------   ----------   ----------
From capital transactions:
 Net premiums.................    7,860,124    8,045,981    2,885,243    1,907,461
 Redemptions..................   (6,054,118)  (6,105,729)    (280,314)     (28,536)
                               ------------  -----------   ----------   ----------
 Total net (redemptions)
   premiums...................    1,806,006    1,940,252    2,604,929    1,878,925
 Net portfolio transfers......   (3,407,244)  (1,107,976)   2,892,536    1,830,503
 Net other transfers..........      (70,984)      (6,157)       1,407          521
                               ------------  -----------   ----------   ----------
 Net (decrease) increase in
   net assets resulting from
   capital transactions.......   (1,672,222)     826,119    5,498,872    3,709,949
                               ------------  -----------   ----------   ----------
NET CHANGE IN NET ASSETS......   (1,779,249)  (1,382,172)   4,726,608    3,611,743
NET ASSETS--BEGINNING OF
 PERIOD.......................   59,095,592   60,477,764    3,611,743           --
                               ------------  -----------   ----------   ----------
NET ASSETS--END OF PERIOD..... $ 57,316,343  $59,095,592   $8,338,351   $3,611,743
                               ============  ===========   ==========   ==========



                      See Notes to Financial Statements.

                                                        Met Investors Fund
--------------------------------------------------------------------------------------------------------------------


                                                                                   Met/AIM Mid Cap
       MFS Mid Cap                    PIMCO                       PIMCO              Core Equity   Met/AIM Small Cap
     Growth Portfolio        Total Return Portfolio       Innovation Portfolio        Portfolio    Growth Portfolio
-------------------------  --------------------------  --------------------------  --------------- -----------------
                For the                     For the                     For the        For the          For the
  For the    Period May 1,   For the     Period May 1,   For the     Period May 1,  Period May 1,    Period May 1,
 Year Ended     2001 to     Year Ended      2001 to     Year Ended      2001 to        2002 to          2002 to
December 31, December 31,  December 31,  December 31,  December 31,  December 31,   December 31,     December 31,
    2002         2001          2002          2001          2002          2001           2002             2002
------------ ------------- ------------  ------------- ------------  ------------- --------------- -----------------
$   (85,276)  $   (43,236) $   (923,205)  $   630,468  $   (168,001)  $   (48,151)   $  (15,789)      $   (6,804)
 (2,005,974)     (272,607)      451,129       113,883    (8,862,942)      571,002      (214,427)        (142,271)
 (6,237,774)      497,687     7,040,652      (298,698)   (2,079,595)     (247,179)      (61,389)         (39,983)
-----------   -----------  ------------   -----------  ------------   -----------    ----------       ----------
 (8,329,024)      181,844     6,568,576       445,653   (11,110,538)      275,672      (291,605)        (189,058)
-----------   -----------  ------------   -----------  ------------   -----------    ----------       ----------
  6,655,945     4,173,265    42,097,180    13,011,753     4,121,129     2,672,212     1,431,405          735,136
 (1,005,157)     (174,183)   (5,822,340)     (447,923)   (1,006,835)     (164,818)     (134,737)         (20,635)
-----------   -----------  ------------   -----------  ------------   -----------    ----------       ----------
  5,650,788     3,999,082    36,274,840    12,563,830     3,114,294     2,507,394     1,296,668          714,501
  3,186,086     8,952,053    65,212,134    16,785,028     4,297,192    12,815,220     3,407,582        1,239,643
      4,791          (153)      (40,066)       (7,191)       (4,822)     (301,763)          102            4,482
-----------   -----------  ------------   -----------  ------------   -----------    ----------       ----------
  8,841,665    12,950,982   101,446,908    29,341,667     7,406,664    15,020,851     4,704,352        1,958,626
-----------   -----------  ------------   -----------  ------------   -----------    ----------       ----------
    512,641    13,132,826   108,015,484    29,787,320    (3,703,874)   15,296,523     4,412,747        1,769,568
 13,132,826            --    29,787,320            --    15,296,523            --            --               --
-----------   -----------  ------------   -----------  ------------   -----------    ----------       ----------
$13,645,467   $13,132,826  $137,802,804   $29,787,320  $ 11,592,649   $15,296,523    $4,412,747       $1,769,568
===========   ===========  ============   ===========  ============   ===========    ==========       ==========

State Street
  Research
Concentrated
International
  Portfolio
-------------
   For the
Period May 1,
   2002 to
December 31,
    2002
-------------
  $ (1,945)
   (35,493)
    (2,285)
  --------
   (39,723)
  --------
   498,830
    (8,807)
  --------
   490,023
   349,381
    (5,237)
  --------
   834,167
  --------
   794,444
        --
  --------
  $794,444
  ========

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001



                                               Met
                                          Investors Fund                       American Fund
                                         ---------------- ------------------------------------------------------
                                           Oppenheimer
                                             Capital
                                           Appreciation         American Funds              American Funds
                                            Portfolio          Growth Portfolio         Growth-Income Portfolio
                                         ---------------- --------------------------  --------------------------
                                                                           For the                     For the
                                          For the Period    For the     Period May 1,   For the     Period May 1,
                                         July 12, 2002 to  Year Ended      2001 to     Year Ended      2001 to
                                           December 31,   December 31,  December 31,  December 31,  December 31,
                                               2002           2002          2001          2002          2001
                                         ---------------- ------------  ------------- ------------  -------------
(DECREASE) INCREASE IN NET ASSETS:
From operations:
 Net investment (loss) income...........      $   (1)     $   (942,527)  $ 1,948,431  $    124,410   $   404,468
 Net realized (losses) gains from
   security transactions................          --        (3,452,758)   (2,689,026)   (1,338,173)     (246,604)
 Change in net unrealized
   (depreciation) appreciation of
   investments..........................        (125)      (18,976,831)      770,317   (16,039,489)      413,295
                                              ------      ------------   -----------  ------------   -----------
 Net (decrease) increase in net assets
   resulting from operations............        (126)      (23,372,116)       29,722   (17,253,252)      571,159
                                              ------      ------------   -----------  ------------   -----------
From capital transactions:
 Net premiums...........................       3,047        42,684,747    17,039,465    43,119,386    13,166,365
 Redemptions............................          --        (4,824,809)     (454,636)   (4,734,047)     (443,449)
                                              ------      ------------   -----------  ------------   -----------
 Total net (redemptions) premiums.......       3,047        37,859,938    16,584,829    38,385,339    12,722,916
 Net portfolio transfers................         229        43,381,213    29,950,379    46,482,099    22,928,444
 Net other transfers....................          --            70,992       (17,817)       68,773        (4,587)
                                              ------      ------------   -----------  ------------   -----------
 Net (decrease) increase in net assets
   resulting from capital transactions..       3,276        81,312,143    46,517,391    84,936,211    35,646,773
                                              ------      ------------   -----------  ------------   -----------
NET CHANGE IN NET ASSETS................       3,150        57,940,027    46,547,113    67,682,959    36,217,932
NET ASSETS--BEGINNING OF PERIOD.........          --        46,547,113            --    36,217,932            --
                                              ------      ------------   -----------  ------------   -----------
NET ASSETS--END OF PERIOD...............      $3,150      $104,487,140   $46,547,113  $103,900,891   $36,217,932
                                              ======      ============   ===========  ============   ===========




                      See Notes to Financial Statements.


      American Fund
-------------------------

  American Funds Global
   Small Cap Portfolio
-------------------------
                For the
  For the    Period May 1,
 Year Ended     2001 to
December 31, December 31,
    2002         2001
------------ -------------
$   (67,951)  $   38,470
    198,118     (173,168)

 (4,288,626)     561,696
-----------   ----------

 (4,158,459)     426,998
-----------   ----------
  9,135,021    2,930,262
   (954,950)     (53,280)
-----------   ----------
  8,180,071    2,876,982
  7,184,816    4,329,114
     (1,458)     (10,473)
-----------   ----------

 15,363,429    7,195,623
-----------   ----------
 11,204,970    7,622,621
  7,622,621           --
-----------   ----------
$18,827,591   $7,622,621
===========   ==========

                     Metropolitan Life Separate Account E

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2002

1.  BUSINESS

   Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established on September 27, 1983 to support Metropolitan Life's operations with respect to certain variable annuity contracts ("Contracts"). Metropolitan Life is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Separate Account was registered as a unit investment trust on April 6, 1984 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Insurance Department. The Separate Account presently consists of fifty-five sub-accounts that support various Contracts (VestMet, Preference Plus Account, Preference Plus Select, Enhanced Preference Plus Account, Financial Freedom Account, MetLife Asset Builder, MetLife Income Security Plan, MetLife Settlement Plus and MetLife Financial Freedom Select).

   The Separate Account is divided into sub-accounts invested in shares of the corresponding portfolios, series or funds of the Metropolitan Series Fund, Inc. (the "Metropolitan Fund"), the New England Zenith Fund (the "Zenith Fund"), the Fidelity Variable Insurance Products Funds (the "Fidelity Fund"), the Calvert Variable Series Fund, Inc. (the "Calvert Fund"), the MetLife Investors Series Trust (the "Met Investors Fund") and the American Funds Insurance Series, (the "American Fund"), collectively, (the "Funds"). For convenience, the portfolios, series and funds are referred to as "portfolios."

   The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

             Metropolitan Fund:
               State Street Research Investment Trust Portfolio Variable B Portfolio (d)
               Variable C Portfolio (d)
               Variable D Portfolio (d)
               State Street Research Diversified Portfolio
               State Street Research Aggressive Growth Portfolio MetLife Stock Index Portfolio
               Putnam International Stock Portfolio
               Janus Mid Cap Portfolio
               T. Rowe Price Small Cap Growth Portfolio
               Scudder Global Equity Portfolio
               Harris Oakmark Large Cap Value Portfolio
               Neuberger Berman Partners Mid Cap Value Portfolio
               T. Rowe Price Large Cap Growth Portfolio
               Lehman Brothers Aggregate Bond Index Portfolio Morgan Stanley EAFE Index Portfolio
               Russell 2000 Index Portfolio
               Putnam Large Cap Growth Portfolio
               State Street Research Aurora Portfolio
               MetLife Mid Cap Stock Index Portfolio
               Janus Growth Portfolio (a)
               Franklin Templeton Small Cap Growth Portfolio (a) State Street Research Large Cap Value Portfolio (b)

             Zenith Fund:
               State Street Research Bond Income Portfolio
               State Street Research Money Market Portfolio
               Davis Venture Value Portfolio
               Loomis Sayles Small Cap Portfolio
               MFS Investors Trust Portfolio (a)
               MFS Research Managers Portfolio (a)
               Harris Oakmark Focused Value Portfolio (a)
       Zenith Fund (continued):
         Salomon Brothers Strategic Bond Opportunities Portfolio (a) Salomon Brothers U.S. Government Portfolio (a)
         FI Structured Equity Portfolio (b)
         FI Mid Cap Opportunities Portfolio (b)
         MFS Total Return Portfolio (c)

       Fidelity Fund:
         Fidelity VIP Money Market Portfolio
         Fidelity VIP Equity-Income Portfolio
         Fidelity VIP Growth Portfolio
         Fidelity VIP Overseas Portfolio
         Fidelity VIP Investment Grade Bond Portfolio
         Fidelity VIP Asset Manager Portfolio

       Calvert Fund:
         Calvert Social Balanced Portfolio
         Calvert Social Mid Cap Growth Portfolio

       Met Investors Fund:
         Lord Abbett Bond Debenture Portfolio
         MFS Research International Portfolio (a)
         MFS Mid Cap Growth Portfolio (a)
         PIMCO Total Return Portfolio (a)
         PIMCO Innovation Portfolio (a)
         Met/AIM Mid Cap Core Equity Portfolio (b)
         Met/AIM Small Cap Growth Portfolio (b)
         State Street Research Concentrated International Portfolio (b) Oppenheimer Capital Appreciation Portfolio (c)

       American Fund:
         American Funds Growth Portfolio (a)
         American Funds Growth-Income Portfolio (a)
         American Funds Global Small Cap Portfolio (a)

   (a) On May 1, 2001, operations commenced for the fourteen new sub-accounts added to the Separate Account on that date: Janus Growth Portfolio, Franklin Templeton Small Cap Growth Portfolio, MFS Investors Trust Portfolio, MFS Research Managers Portfolio, Harris Oakmark Focused Value Portfolio, Salomon Brothers Strategic Bond Opportunities Portfolio, Salomon Brothers U.S. Government Portfolio, MFS Research International Portfolio, MFS Mid Cap Growth Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio, American Funds Growth Portfolio, American Funds Growth-Income Portfolio and American Funds Global Small Cap Portfolio.

   (b) On May 1, 2002, operations commenced for the six new sub-accounts added to the separate account on that date: State Street Research Large Cap Value Portfolio, FI Structured Equity Portfolio, FI Mid Cap Opportunities Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio, and State Street Research Concentrated International Equity Portfolio.

   (c) On July 12, 2002, operations commenced for the two new sub-accounts added to the Separate Account on that date: MFS Total Return and Oppenheimer Capital Appreciation Portfolio.

   (d) Variable B Portfolio, Variable C Portfolio and Variable D Portfolio have contracts that only invest in the State Street Research Investment Trust Portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. Valuation of Investments

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the Funds are valued at fair value. Money market fund investments are valued utilizing the amortized cost method of valuation.

    B. Security Transactions

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

    C. Federal Income Taxes

       The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

    D. Net Premiums

       In the case of certain policies, Metropolitan Life deducts a sales load and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain policies, Metropolitan Life also deducts a Federal income tax charge before amounts are allocated to the Separate Account. The Federal income tax charge is imposed in connection with certain policies to recover a portion of the Federal income tax adjustment attributable to policy acquisition expenses.

    E. Use of Estimates

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    F. Purchase Payments

       Purchase payments received by Metropolitan Life are credited as Accumulation or Annuity Units as of the end of the valuation period in which received, as provided in the prospectus.

3.  EXPENSES

   With respect to assets in the Separate Account that support certain policies, Metropolitan Life deducts a charge from the net assets of the Separate Account for the assumption of general administrative expenses and mortality and expense risks. This charge is equivalent to an effective annual rate of 1.5% of the average daily values of the net assets in the Separate Account for VestMet contracts and 1.25% for Preference Plus contracts. Of this charge, Metropolitan Life estimates 0.75% is for general administrative expenses for VestMet contracts, 0.50% is for Preference Plus contracts and 0.75% is for the mortality and expense risk on both contracts. However, for the Enhanced Preference Plus Account and Financial Freedom Account contracts, the charge is equivalent to an effective annual rate of 0.95% of the average daily value of the assets for these contracts. Of this charge, Metropolitan Life estimates 0.20% is for general administrative expenses and 0.75% is for mortality and expense risk. The Variable B, Variable C and Variable D contracts are charged for administrative expenses, mortality and expense risk according to the rating under their respective contracts. The Separate Account charges for Preference Plus Select contracts with the basic death benefit are as follows: 1.25% for the B class; 1.50% for the L class; 1.65% for the C class; and 1.70% for the first seven years of the Bonus class (after which this reverts to the B class charge). There are additional Separate Account charges associated with the available optional riders. These are as follows: 0.10% for the Annual Step-Up Death Benefit; 0.25% for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit; and 0.25% for the Earnings Preservation Benefit. For MetLife Settlement Plus, MetLife Income Security Plan and MetLife Financial Freedom Select contracts, the charge is equivalent to an effective annual rate of 1.25% of the average daily value of the assets for these contracts. The charge for MetLife Asset Builder is 0.95%, but cannot be greater than 1.25%.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                                                Purchases    Sales
                                                                ---------- ----------
                                                                   (In thousands)
Metropolitan Fund:
   State Street Research Investment Trust Portfolio............ $   30,853 $  287,104
   Variable B Portfolio........................................        481      6,732
   Variable C Portfolio........................................         69        648
   Variable D Portfolio........................................         --         --
   State Street Research Diversified Portfolio.................     65,473    342,156
   State Street Research Aggressive Growth Portfolio...........     23,669    115,176
   MetLife Stock Index Portfolio...............................    420,104    561,861
   Putnam International Stock Portfolio........................    411,007    420,977
   Janus Mid Cap Portfolio.....................................     91,711    203,726
   T. Rowe Price Small Cap Growth Portfolio....................    311,130    326,008
   Scudder Global Equity Portfolio.............................     13,340     21,758
   Harris Oakmark Large Cap Value Portfolio....................    100,531     34,140
   Neuberger Berman Partners Mid Cap Value Portfolio...........     48,370     38,522
   T. Rowe Price Large Cap Growth Portfolio....................     14,649     23,880
   Lehman Brothers Aggregate Bond Index Portfolio..............    108,229     39,502
   Morgan Stanley EAFE Index Portfolio.........................     60,146     36,692
   Russell 2000 Index Portfolio................................     39,987     23,665
   Putnam Large Cap Growth Portfolio...........................     13,349      9,585
   State Street Research Aurora Portfolio......................    149,602     58,825
   MetLife Mid Cap Stock Index Portfolio.......................     51,944     13,051
   Janus Growth Portfolio......................................     10,721      5,501
   Franklin Templeton Small Cap Growth Portfolio...............     16,878      9,150
   State Street Research Large Cap Value Portfolio.............      6,188      2,738
Zenith Fund:
   State Street Research Bond Income Portfolio.................    534,447    514,086
   State Street Research Money Market Portfolio................     11,975     15,365
   Davis Venture Value Portfolio...............................     19,568      7,280
   Loomis Sayles Small Cap Portfolio...........................     11,756      7,779
   MFS Investors Trust Portfolio...............................      7,254      3,392
   MFS Research Managers Portfolio.............................      3,616      1,993
   Harris Oakmark Focused Value Portfolio......................    106,352     22,673
   Salomon Brothers Strategic Bond Opportunities Portfolio.....     28,367      7,672
   Salomon Brothers U.S. Government Portfolio..................     84,803     14,556
   FI Structured Equity Portfolio..............................      1,240        152
   FI Mid Cap Opportunities Portfolio..........................      4,356      1,603
   MFS Total Return Portfolio..................................         --         --
Fidelity Fund:
   Fidelity VIP Money Market Portfolio.........................    129,366    133,540
   Fidelity VIP Equity-Income Portfolio........................     12,674     11,229
   Fidelity VIP Growth Portfolio...............................      9,179     14,616
   Fidelity VIP Overseas Portfolio.............................     57,136     57,511
   Fidelity VIP Investment Grade Bond Portfolio................     10,479      5,597
   Fidelity VIP Asset Manager Portfolio........................      5,603      5,851
Calvert Fund:
   Calvert Social Balanced Portfolio...........................      5,728      5,257
   Calvert Social Mid Cap Growth Portfolio.....................      2,260      2,079
Met Investors Fund:
   Lord Abbett Bond Debenture Portfolio........................     80,180     75,880
   MFS Research International Portfolio........................     12,331      6,893
   MFS Mid Cap Growth Portfolio................................     13,510      4,754
   PIMCO Total Return Portfolio................................    113,974     13,451
   PIMCO Innovation Portfolio..................................     36,596     29,357
   Met/AIM Mid Cap Core Equity Portfolio.......................      6,018      4,481
   Met/AIM Small Cap Growth Portfolio..........................      5,131         28
   State Street Research Concentrated International Portfolio..      1,375        543
   Oppenheimer Capital Appreciation Portfolio..................          3         --
American Fund:
   American Funds Growth Portfolio.............................     89,360      9,110
   American Funds Growth-Income Portfolio......................     89,672      4,491
   American Funds Global Small Cap Portfolio...................     22,349      7,062
                                                                ---------- ----------
   Total....................................................... $3,505,089 $3,569,678
                                                                ========== ==========

5.  CHANGES IN OUTSTANDING UNITS

   The changes in units outstanding for the years ended December 31, 2002 and 2001 were as follows:

                                                 Metropolitan Fund
                                 -------------------------------------------------

                                   State Street
                                     Research
                                 Investment Trust Variable B Variable C Variable D
                                    Portfolio     Portfolio  Portfolio  Portfolio
                                 ---------------- ---------- ---------- ----------
(In Thousands)
Outstanding at December 31, 2001      59,681         500         21         --
Activity during 2002:
  Issued........................       5,080           1         --         14
  Redeemed......................      14,871         195         13          4
                                      ------         ---         --         --
Outstanding at December 31, 2002      49,890         306          8         10
                                      ======         ===         ==         ==

Outstanding at December 31, 2000      66,973         367         16         --
Activity during 2001:
  Issued........................       6,835         306          8         --
  Redeemed......................      14,127         172          3         --
                                      ------         ---         --         --
Outstanding at December 31, 2001      59,681         500         21         --
                                      ======         ===         ==         ==

                                           Metropolitan Fund
-------------------------------------------------------------------------------------------------------
             State Street
State Street   Research    MetLife     Putnam               T. Rowe Price
  Research    Aggressive    Stock   International   Janus     Small Cap      Scudder    Harris Oakmark
Diversified     Growth      Index       Stock      Mid Cap     Growth     Global Equity Large Cap Value
 Portfolio    Portfolio   Portfolio   Portfolio   Portfolio   Portfolio     Portfolio      Portfolio
------------ ------------ --------- ------------- --------- ------------- ------------- ---------------
   70,653       32,803     86,714      14,761      55,394      19,896        12,720         16,996
    5,373        3,975     26,012      36,939      16,874      34,420         2,831         14,637
   17,811        7,889     31,760      37,569      25,343      35,836         3,674          9,534
   ------       ------     ------      ------      ------      ------        ------         ------
   58,215       28,889     80,996      14,131      46,925      18,480        11,877         22,099
   ======       ======     ======      ======      ======      ======        ======         ======

   78,707       35,680     90,483      15,094      61,499      20,924        12,438          5,122
    7,708        5,786     25,207      83,744      24,018      25,897         3,259         19,069
   15,763        8,663     28,975      84,078      30,123      26,924         2,978          7,195
   ------       ------     ------      ------      ------      ------        ------         ------
   70,653       32,803     86,714      14,761      55,394      19,896        12,720         16,996
   ======       ======     ======      ======      ======      ======        ======         ======

                                                    Metropolitan Fund
                                 --------------------------------------------------------
                                    Neuberger    T. Rowe Price Lehman Brothers   Morgan
                                 Berman Partners   Large Cap      Aggregate     Stanley
                                  Mid Cap Value     Growth       Bond Index    EAFE Index
                                    Portfolio      Portfolio      Portfolio    Portfolio
                                 --------------- ------------- --------------- ----------
(In Thousands)
Outstanding at December 31, 2001      9,483         12,688         18,171        11,475
Activity during 2002:
  Issued........................      6,520          3,774         14,798        10,759
  Redeemed......................      5,872          4,695          9,380         7,556
                                     ------         ------         ------        ------
Outstanding at December 31, 2002     10,131         11,767         23,589        14,678
                                     ======         ======         ======        ======

Outstanding at December 31, 2000      7,840         12,984         11,437         8,353
Activity during 2001:
  Issued........................      7,769          5,100         13,646        12,943
  Redeemed......................      6,126          5,396          6,913         9,821
                                     ------         ------         ------        ------
Outstanding at December 31, 2001      9,483         12,688         18,171        11,475
                                     ======         ======         ======        ======

                                     Metropolitan Fund                                      Zenith Fund
------------------------------------------------------------------------------------------- ------------
                        State Street MetLife Mid               Franklin      State Street   State Street
 Russell   Putnam Large   Research    Cap Stock    Janus      Templeton        Research       Research
2000 Index  Cap Growth     Aurora       Index     Growth   Small Cap Growth Large Cap Value Bond Income
Portfolio   Portfolio    Portfolio    Portfolio  Portfolio    Portfolio        Portfolio     Portfolio
---------- ------------ ------------ ----------- --------- ---------------- --------------- ------------
  10,115      5,652        14,852       8,337      1,080          795              --          19,377
   6,326      5,027        17,018       8,108      2,129        3,188             779          25,028
   4,817      4,092        10,977       4,165      1,332        2,122             383          25,516
  ------      -----        ------      ------      -----        -----             ---          ------
  11,624      6,587        20,893      12,280      1,877        1,861             396          18,889
  ======      =====        ======      ======      =====        =====             ===          ======

   9,545      2,596         4,165       5,604         --           --              --          17,699
   4,258      5,175        17,050       6,239      1,422          932              --           6,415
   3,687      2,120         6,363       3,505        342          137              --           4,737
  ------      -----        ------      ------      -----        -----             ---          ------
  10,115      5,652        14,852       8,337      1,080          795              --          19,377
  ======      =====        ======      ======      =====        =====             ===          ======

                                                      Zenith Fund
                                 ------------------------------------------------------
                                 State Street
                                   Research
                                    Money         Davis     Loomis Sayles MFS Investors
                                    Market    Venture Value   Small Cap       Trust
                                  Portfolio     Portfolio     Portfolio     Portfolio
                                 ------------ ------------- ------------- -------------
(In Thousands)
Outstanding at December 31, 2001     627          2,153          702            499
Activity during 2002:
  Issued........................     602          1,359          759          1,097
  Redeemed......................     770            859          557            573
                                     ---          -----          ---          -----
Outstanding at December 31, 2002     459          2,653          904          1,023
                                     ===          =====          ===          =====

Outstanding at December 31, 2000     637            940          367             --
Activity during 2001:
  Issued........................     151          2,135          595            570
  Redeemed......................     161            922          260             71
                                     ---          -----          ---          -----
Outstanding at December 31, 2001     627          2,153          702            499
                                     ===          =====          ===          =====

                                        Zenith Fund
--------------------------------------------------------------------------------------------

                Harris      Salomon Brothers    Salomon       FI          FI          MFS
MFS Research    Oakmark        Strategic      Brothers US Structured    Mid Cap      Total
  Managers   Focused Value Bond Opportunities Government    Equity   Opportunities  Return
 Portfolio     Portfolio       Portfolio       Portfolio  Portfolio    Portfolio   Portfolio
------------ ------------- ------------------ ----------- ---------- ------------- ---------
    166          2,908             496           1,236        --           --          --
    498          5,912           2,162           6,786        67          528        .002
    290          2,795             967           2,354        11          200          --
    ---          -----           -----           -----        --          ---        ----
    374          6,025           1,691           5,668        56          328        .002
    ===          =====           =====           =====        ==          ===        ====

     --             --              --              --        --           --          --
    199          3,701             625           1,921        --           --          --
     33            793             129             685        --           --          --
    ---          -----           -----           -----        --          ---        ----
    166          2,908             496           1,236        --           --          --
    ===          =====           =====           =====        ==          ===        ====

                                                    Fidelity Fund
                                 ----------------------------------------------------
                                 Fidelity VIP
                                    Money     Fidelity VIP  Fidelity VIP Fidelity VIP
                                    Market    Equity-Income    Growth      Overseas
                                  Portfolio     Portfolio    Portfolio    Portfolio
                                 ------------ ------------- ------------ ------------
(In Thousands)
Outstanding at December 31, 2001     1,028        3,720        4,794         1,398
Activity during 2002:
  Issued........................    13,480        1,047        1,425         5,438
  Redeemed......................    13,762        1,139        1,593         5,436
                                    ------        -----        -----        ------
Outstanding at December 31, 2002       746        3,628        4,626         1,400
                                    ======        =====        =====        ======

Outstanding at December 31, 2000     1,091        3,437        4,642         1,430
Activity during 2001:
  Issued........................    40,754          709          983        14,308
  Redeemed......................    40,818          426          830        14,339
                                    ------        -----        -----        ------
Outstanding at December 31, 2001     1,028        3,720        4,794         1,398
                                    ======        =====        =====        ======

      Fidelity Fund             Calvert Fund                      Met Investors Fund
------------------------- ------------------------ ------------------------------------------------
Fidelity VIP Fidelity VIP  Calvert     Calvert     Lord Abbet
 Investment     Asset      Social   Social Mid Cap    Bond    MFS Research   MFS Mid      PIMCO
 Grade Bond    Manager    Balanced      Growth     Debenture  International Cap Growth Total Return
 Portfolio    Portfolio   Portfolio   Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
------------ ------------ --------- -------------- ---------- ------------- ---------- ------------
     822        2,208       2,129        457         5,561          415       1,558        2,824
     760          629         505        260         7,730        1,771       3,078       13,449
     542          712         520        249         7,921        1,081       1,697        4,173
   -----        -----       -----        ---         -----        -----       -----       ------
   1,040        2,125       2,114        468         5,370        1,105       2,939       12,100
   =====        =====       =====        ===         =====        =====       =====       ======

     603        2,240       2,063        393         5,542           --          --           --
     349          275         346        156         2,709        1,020       1,919        3,617
     129          307         280         91         2,690          605         361          793
   -----        -----       -----        ---         -----        -----       -----       ------
     822        2,208       2,129        457         5,561          415       1,558        2,824
   =====        =====       =====        ===         =====        =====       =====       ======

                                                   Met Investors Fund
                                 -------------------------------------------------------
                                              Met/AIM     Met/AIM      State Street
                                   PIMCO    Mid Cap Core Small Cap Research Concentrated
                                 Innovation    Equity     Growth       International
                                 Portfolio   Portfolio   Portfolio       Portfolio
                                 ---------- ------------ --------- ---------------------
(In Thousands)
Outstanding at December 31, 2001    2,056        --          --              --
Activity during 2002:
  Issued........................   10,731       577         593             156
  Redeemed......................    9,525       123         385              66
                                   ------       ---         ---             ---
Outstanding at December 31, 2002    3,262       454         208              90
                                   ======       ===         ===             ===

Outstanding at December 31, 2000       --        --          --              --
Activity during 2001:
  Issued........................    5,264        --          --              --
  Redeemed......................    3,208        --          --              --
                                   ------       ---         ---             ---
Outstanding at December 31, 2001    2,056        --          --              --
                                   ======       ===         ===             ===

          Met Investors
              Fund                      American Fund
          ------------- ----------------------------------------------
           Oppenheimer
             Capital    American Funds American Funds  American Funds
          Appreciation      Growth     Growth-Income  Global Small Cap
            Portfolio     Portfolio      Portfolio       Portfolio
          -------------   ---------    -------------- ----------------
                 --           394            412             559
              1.407         1,131          1,468           2,217
              0.908           331            402           1,043
              -----         -----          -----           -----
               .499         1,194          1,478           1,733
              =====         =====          =====           =====

                 --            --             --              --
                 --           510            474             695
                 --           116             62             136
              -----         -----          -----           -----
                 --           394            412             559
              =====         =====          =====           =====

6.  UNIT VALUES

   A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for each of the two years in the period ended December 31, 2002 or lesser time period if applicable.

                                                                   Metropolitan Fund
                                                   -------------------------------------------------

                                                     State Street
                                                       Research
                                                   Investment Trust Variable B Variable C Variable D
                                                      Portfolio     Portfolio  Portfolio  Portfolio
                                                   ---------------- ---------- ---------- ----------
2002
Units (In Thousands)..............................           49,890      306          8         10
Unit Value (1)....................................  $8.39 to $49.99  $104.24    $104.24    $122.89
Net Assets (In Thousands).........................       $1,196,194  $36,937     $1,171        $24
Investment Income Ratio to Net Assets (2).........            0.57%    0.55%      0.54%      0.54%
Expenses as a Percent of Average Net Assets (3)...   0.95% to 2.20%     1.0%         0%         0%
Total Return (4)..................................      -28% to -3%     -27%       -27%       -26%
2001
Units (In Thousands)..............................           59,681      500         21         --
Unit Value (1).................................... $30.49 to $68.31  $142.17    $142.17    $165.93
Net Assets (In Thousands).........................       $1,946,685  $58,101     $2,268        $32
Investment Income Ratio to Net Assets (2).........           13.58%   13.69%     13.28%     13.57%
Expenses as a Percent of Average Net Assets (3)...   0.95% to 1.80%     1.0%         0%         0%
Total Return (4)..................................             -18%     -18%       -18%       -17%

--------
(1) Metropolitan Life sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                           Metropolitan Fund
----------------------------------------------------------------------------------------------------------------------
                   State Street
  State Street       Research                          Putnam                         T. Rowe Price
    Research        Aggressive        MetLife       International        Janus          Small Cap         Scudder
  Diversified         Growth        Stock Index         Stock           Mid Cap          Growth        Global Equity
   Portfolio        Portfolio        Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
---------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
          58,215           28,889           80,996           14,131           46,925           18,480           11,877
 $9.19 to $33.95  $8.11 to $27.57  $8.52 to $29.70  $8.48 to $10.85  $8.46 to $11.36   $8.26 to $9.03  $8.67 to $10.44
      $1,375,722         $539,038       $2,148,998         $148,302         $524,361         $163,890         $121,961
           2.43%            0.00%            1.73%            0.90%            0.00%            0.00%            1.76%
  0.95% to 2.20%   0.95% to 2.20%   0.95% to 2.20%   0.95% to 2.20%   0.95% to 2.20%   0.95% to 2.20%   0.95% to 2.20%
     -16% to -8%     -30% to -19%       -24% to 0%     -19% to -14%     -31% to -15%       -28% to 2%     -18% to -13%
          70,653           32,803           86,714           14,761           55,394           19,896           12,720
$26.81 to $39.79 $25.42 to $39.05 $32.93 to $38.60 $10.69 to $13.28 $15.19 to $16.14 $12.25 to $12.43 $11.97 to $12.55
      $1,956,614         $867,274       $2,999,640         $190,565         $882,658         $243,648         $157,528
           9.92%           25.00%            1.20%            3.64%            0.00%            8.08%           11.56%
  0.95% to 1.80%   0.95% to 1.50%   0.95% to 1.80%   0.95% to 2.05%   0.95% to 2.05%   0.95% to 1.25%   0.95% to 1.80%
             -7%      -24% to 25%             -13%       -21% to 0%       -38% to 2%             -10%       -17% to 1%


Harris Oakmark
Large Cap Value
   Portfolio
----------------
          22,099
  $8.64 to $9.95
        $217,357
           3.47%
  0.95% to 2.20%
     -16% to -2%
          16,996
$11.26 to $11.70
        $197,391
           0.23%
  0.95% to 2.05%
       3% to 17%

                                                                         Metropolitan Fund
                                                -------------------------------------------------------------------
                                                   Neuberger
                                                    Berman        T. Rowe Price   Lehman Brothers       Morgan
                                                   Partners         Large Cap        Aggregate         Stanley
                                                 Mid Cap Value       Growth         Bond Index        EAFE Index
                                                   Portfolio        Portfolio        Portfolio        Portfolio
                                                ---------------- ---------------- ---------------- ----------------
2002
Units (In Thousands)...........................           10,131           11,767           23,589           14,678
Unit Value (1)................................. $ 8.73 to $13.73 $  8.64 to $8.92 $10.59 to $12.69 $  6.85 to $8.63
Net Assets (In Thousands)......................         $137,491         $103,790         $295,467         $104,948
Investment Income Ratio to Net Assets (2)......            0.32%            0.28%            2.88%            0.50%
Expenses as a Percent of Average Net Assets (3)   0.95% to 2.20%   0.95% to 2.20%   0.95% to 2.20%   0.95% to 2.20%
Total Return (4)...............................      -13% to -2%       -25% to 2%         4% to 9%      -18% to -3%
2001
Units (In Thousands)...........................            9,483           12,688           18,171           11,475
Unit Value (1)................................. $14.76 to $15.34 $11.29 to $11.73 $11.26 to $11.62   $8.44 to $8.77
Net Assets (In Thousands)......................         $144,279         $147,642         $209,359          $99,731
Investment Income Ratio to Net Assets (2)......            2.22%            0.08%            1.57%            0.34%
Expenses as a Percent of Average Net Assets (3)   0.95% to 2.05%   0.95% to 2.05%   0.95% to 1.80%   0.95% to 2.05%
Total Return (4)...............................        -3% to 3%       -11% to 1%         1% to 6%       -23% to 1%

--------
(1) Metropolitan Life sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                      Metropolitan Fund
-----------------------------------------------------------------------------------------------------------------------------

                                      State Street         MetLife                            Franklin        State Street
    Russell         Putnam Large        Research           Mid Cap            Janus          Templeton          Research
   2000 Index        Cap Growth          Aurora          Stock Index         Growth       Small Cap Growth   Large Cap Value
   Portfolio         Portfolio         Portfolio          Portfolio         Portfolio        Portfolio          Portfolio
----------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
           11,624             6,587            20,893            12,280             1,877             1,861               396
 $  8.16 to $9.61  $  3.38 to $8.46  $ 7.78 to $10.98  $  8.43 to $8.78  $  5.22 to $5.34  $  6.18 to $6.31  $  7.88 to $7.95
$         110,232 $          22,871 $         227,655 $         107,025 $           9,978 $          11,664 $           3,131
            0.65%             0.00%             0.60%             0.38%             0.00%             0.00%             0.86%
   0.95% to 2.20%    0.95% to 2.20%    0.95% to 2.20%    0.95% to 2.20%    0.95% to 2.20%    0.95% to 2.20%    0.95% to 2.20%
      -21% to -1%      -31% to -15%       -23% to -5%       -17% to -1%      -32% to -31%        -29% to 1%       -21% to -3%
           10,115             5,652            14,852             8,337             1,080               795                --
 $11.82 to $12.19  $  4.95 to $4.97  $13.84 to $14.09  $10.36 to $10.41  $  7.71 to $7.77  $  8.80 to $8.82               $--
$         122,162 $          27,966 $         208,402           $86,537 $           8,379            $6,999               $--
            0.27%             0.00%             0.49%             0.50%             0.00%             0.00%                --
   0.95% to 1.80%    0.95% to 1.25%    0.95% to 2.05%    0.95% to 1.25%    0.95% to 2.05%    0.95% to 1.35%                --
         0% to 3%      -31% to -32%         3% to 15%               -2%        -22% to 2%        -12% to 0%                --

                                                                                   Zenith Fund
                                                -------------------------------------------------------------------
                                                  State Street     State Street
                                                    Research         Research          Davis        Loomis Sayles
                                                  Bond Income      Money Market    Venture Value      Small Cap
                                                   Portfolio        Portfolio        Portfolio        Portfolio
                                                ---------------- ---------------- ---------------- ----------------
2002
Units (In Thousands)...........................           18,889              459            2,653              904
Unit Value (1)................................. $10.46 to $46.31 $19.98 to $21.75  $8.83 to $22.86  $8.12 to $18.27
Net Assets (In Thousands)......................         $474,778           $9,163          $59,152          $15,933
Investment Income Ratio to Net Assets (2)......            5.78%            1.35%            0.88%            0.11%
Expenses as a Percent of Average Net Assets (3)   0.95% to 2.20%   1.25% to 1.50%   0.95% to 2.20%   0.95% to 2.20%
Total Return (4)...............................         4% to 7%               0%       -18% to 0%      -23% to -3%
2001
Units (In Thousands)...........................           19,377              627            2,153              702
Unit Value (1)................................. $21.93 to $42.57 $20.00 to $21.65 $25.24 to $27.60 $21.38 to $23.52
Net Assets (In Thousands)......................         $446,653          $12,549          $58,354          $16,060
Investment Income Ratio to Net Assets (2)......            7.88%            3.81%            9.18%            7.45%
Expenses as a Percent of Average Net Assets (3)   0.95% to 1.50%   1.25% to 1.50%   0.95% to 2.05%   0.95% to 2.05%
Total Return (4)...............................         1% to 7%         2% to 3%      -.12% to 2%        -9% to 2%


                                                     MFS
                                                  Investors
                                                    Trust
                                                  Portfolio
                                                --------------
2002
Units (In Thousands)...........................          1,023
Unit Value (1)................................. $6.33 to $6.65
Net Assets (In Thousands)......................         $6,719
Investment Income Ratio to Net Assets (2)......          0.41%
Expenses as a Percent of Average Net Assets (3) 0.95% to 2.20%
Total Return (4)...............................   -22% to -21%
2001
Units (In Thousands)...........................            499
Unit Value (1)................................. $8.15 to $8.42
Net Assets (In Thousands)......................         $4,167
Investment Income Ratio to Net Assets (2)......          0.00%
Expenses as a Percent of Average Net Assets (3) 0.95% to 2.05%
Total Return (4)...............................     -11% to 1%

--------
(1) Metropolitan Life sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                   Zenith Fund
------------------------------------------------------------------------------------------------------------------
                   Harris       Salomon Brothers     Salomon
 MFS Research      Oakmark       Strategic Bond    Brothers US     FI Structured    FI Mid Cap       MFS Total
   Managers     Focused Value    Opportunities     Government         Equity       Opportunities      Return
  Portfolio       Portfolio        Portfolio        Portfolio        Portfolio       Portfolio       Portfolio
-------------- ---------------- ---------------- ---------------- ---------------- -------------- ----------------
           374            6,025            1,691            5,668               56            328             .002
$6.11 to $6.69 $21.83 to $24.83 $16.05 to $17.99 $14.69 to $16.46 $17.32 to $19.59 $8.07 to $8.14 $32.23 to $33.00
        $2,452         $145,221          $29,512          $90,530           $1,072         $2,673               $0
         0.16%            0.23%            6.20%            3.37%            0.17%          0.00%            0.00%
0.95% to 2.20%   0.95% to 2.20%   0.95% to 2.20%   0.95% to 2.20%   0.95% to 2.20% 0.95% to 2.20%   1.15% to 1.30%
  -26% to -25%       -11% to 3%         7% to 9%         2% to 7%       -21% to 0%     -19% to 4%               2%
           166            2,908              496            1,236               --             --               --
$8.83 to $8.90 $24.84 to $27.50 $15.16 to $16.56 $15.07 to $15.40              $--            $--              $--
        $1,464          $78,020           $8,046          $18,523              $--            $--              $--
         0.00%            0.00%            0.00%            0.00%               --             --               --
0.95% to 1.25%   0.95% to 2.05%   0.95% to 2.05%   0.95% to 1.25%               --             --               --
    -11% to 1%        3% to 12%         1% to 3%         2% to 6%               --             --               --

                                                                   Fidelity Fund
                                                ----------------------------------------------------
                                                Fidelity VIP
                                                   Money     Fidelity VIP  Fidelity VIP Fidelity VIP
                                                   Market    Equity-Income    Growth      Overseas
                                                 Portfolio     Portfolio    Portfolio    Portfolio
                                                ------------ ------------- ------------ ------------
2002
Units (In Thousands)...........................       746         3,628         4,626       1,400
Unit Value (1).................................   $ 15.17      $  29.50      $  27.45     $ 13.85
Net Assets (In Thousands)......................   $11,063      $107,048      $126,972     $19,412
Investment Income Ratio to Net Assets (2)......     1.54%         4.14%         0.25%       0.81%
Expenses as a Percent of Average Net Assets (3)     0.95%         0.95%         0.95%       0.95%
Total Return (4)...............................        1%          -18%          -31%        -21%
2001
Units (In Thousands)...........................     1,028         3,720         4,794       1,398
Unit Value (1).................................     15.06         35.86         39.65       17.54
Net Assets (In Thousands)......................   $15,237      $133,430      $190,040     $24,642
Investment Income Ratio to Net Assets (2)......     3.27%         6.22%         7.04%      15.44%
Expenses as a Percent of Average Net Assets (3)     0.95%         0.95%         0.95%       0.95%
Total Return (4)...............................        3%           -6%          -18%        -22%

--------
(1) Metropolitan Life sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

      Fidelity Fund                Calvert Fund                                  Met Investors Fund
------------------------- ------------------------------- -----------------------------------------------------------------
Fidelity VIP Fidelity VIP     Calvert         Calvert        Lord Abbet
 Investment     Asset         Social       Social Mid Cap       Bond        MFS Research      MFS Mid           PIMCO
 Grade Bond    Manager       Balanced          Growth        Debenture      International    Cap Growth      Total Return
 Portfolio    Portfolio      Portfolio       Portfolio       Portfolio        Portfolio      Portfolio        Portfolio
------------ ------------ ---------------- -------------- ---------------- --------------- --------------- ----------------
    1,040        2,125               2,114        468                5,370           1,105           2,939           12,100
  $ 21.36      $ 21.47    $20.02 to $21.51    $ 19.16     $ 9.96 to $13.79 $ 7.63 to $7.67 $ 4.66 to $4.68 $11.11 to $11.47
  $22,210      $45,665    $         44,584    $ 8,958     $         57,316 $         8,338 $        13,645 $        137,803
    3.29%        3.90%               2.69%      0.00%               11.49%           0.23%           0.60%            0.00%
    0.95%        0.95%      0.95% to 1.25%      0.95%       0.95% to 2.20%  0.95% to 2.20%  0.95% to 2.20%   0.95% to 2.20%
       9%         -10%          -13% to 0%       -29%            -3% to 4%     -14% to -1%            -45%         4% to 9%
      822        2,208               2,129        457                5,561             415           1,558            2,824
    19.54        23.75    $23.01 to $24.80    $ 26.95     $10.65 to $10.80 $ 8.38 to $8.75 $ 8.23 to $8.44 $10.38 to $10.57
  $16,070      $52,473    $         51,803    $12,327     $         59,096 $         3,612 $        13,133 $         29,787
    4.60%        5.66%               5.60%      6.52%               13.56%           0.21%           0.00%            2.49%
    0.95%        0.95%      0.95% to 1.25%      0.95%       0.95% to 1.25%  0.95% to 1.35%  0.95% to 1.80%   0.95% to 2.05%
       7%          -5%                 -8%       -13%           -2% to -3%      -13% to 2%      -16% to 2%         0% to 6%

                                                                       Met Investors Fund
                                                   -----------------------------------------------------------
                                                                                                State Street
                                                                     Met/AIM        Met/AIM       Research
                                                       PIMCO       Mid Cap Core    Small Cap    Concentrated
                                                     Innovation       Equity        Growth      International
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                   -------------- -------------- -------------- --------------
2002
Units (In Thousands)..............................          3,262            454            208             90
Unit Value (1).................................... $2.93 to $3.65 $9.58 to $9.74 $8.41 to $8.54 $8.86 to $8.89
Net Assets (In Thousands).........................        $11,593         $4,413         $1,770           $794
Investment Income Ratio to Net Assets (2).........          0.00%          0.21%          0.00%          0.25%
Expenses as a Percent of Average Net Assets (3)... 0.95% to 2.20% 0.95% to 2.20% 0.95% to 2.20% 0.95% to 2.20%
Total Return (4)..................................    -52% to -5%     -15% to 0%     -29% to 0%           -16%
2001
Units (In Thousands)..............................          2,056             --             --             --
Unit Value (1).................................... $7.44 to $7.46            $--            $--            $--
Net Assets (In Thousands).........................        $15,297            $--            $--            $--
Investment Income Ratio to Net Assets (2).........          0.00%             --             --             --
Expenses as a Percent of Average Net Assets (3)... 0.95% to 1.25%             --             --             --
Total Return (4)..................................   -26% to -25%             --             --             --

--------
(1) Metropolitan Life sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

     Met Investors Fund                    American Fund
     ------------------ ---------------------------------------------------

        Oppenheimer                                            American
          Capital           American       American Funds    Funds Global
        Appreciation      Funds Growth     Growth-Income      Small Cap
         Portfolio         Portfolio         Portfolio        Portfolio
     ------------------ ----------------- ---------------- ----------------
                 .499               1,194            1,478            1,733
       $6.30 to $6.31    $71.44 to $93.21 $57.44 to $74.94 $10.35 to $11.05
                   $3            $104,487         $103,901          $18,828
                0.00%               0.05%            1.50%            0.91%
       1.15% to 1.25%      0.95% to 2.20%   0.95% to 2.20%   0.95% to 2.20%
             1% to 2%          -26% to 3%      -20% to -1%      -21% to -4%
                   --                 394              412              559
                  $--   $99.46 to $124.56 $83.86 to $92.64 $13.16 to $13.78
                  $--             $46,547          $36,218           $7,623
                   --               4.53%            1.47%            0.81%
                   --      0.95% to 2.05%   0.95% to 1.35%   0.95% to 2.05%
                   --          -15% to 0%        -3% to 0%        -9% to 2%

                 NOTES TO FINANCIAL STATEMENTS -- (Concluded)



7.  CHANGE OF FUND NAME

   Effective May 1, 2001, State Street Research Growth changed its name to State Street Research Investment Trust. Effective April 29, 2002, State Street Research Income Portfolio and State Street Research Money Market Portfolio of the Metropolitan Fund were merged, respectively, into the State Street Research Bond Income Portfolio and the State Street Research Money Market Portfolio of the Zenith Fund. Effective April 29, 2002, Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbett Bond Debenture of the Met Investors Fund. Effective May 1, 2002, State Street Research Aurora Small Cap Value Portfolio and the Harris Oakmark Mid Cap Value changed their names to State Street Research Aurora Portfolio and Harris Oakmark Focused Value Portfolio, respectively.

8.  NEW CONTRACTS

   On July 12, 2002, the Separate Account funded a new contract, MetLife Financial Freedom Select. On August 3, 2001, the Separate Account funded a new contract, Preference Plus Select. On December 6, 2001, the Separate Account funded a new contract, Metlife Asset Builder.

                         Independent Auditors' Report

To the Board of Directors and Shareholder of Metropolitan Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
February 19, 2003

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                          December 31, 2002 and 2001
            (Dollars in millions, except share and per share data)

                                                                2002     2001
                                                              -------- --------
 Assets
 Investments:
    Fixed maturities available-for-sale, at fair value
      (amortized cost: $ 117,781 and $107,630, respectively). $124,525 $110,601
    Equity securities, at fair value (cost: $1,242 and
      $2,421, respectively)..................................    1,286    3,027
    Mortgage loans on real estate............................   25,353   24,626
    Policy loans.............................................    8,047    7,894
    Real estate and real estate joint ventures
      held-for-investment....................................    3,620    3,278
    Real estate held-for-sale................................      229    1,647
    Other limited partnership interests......................    2,380    1,637
    Short-term investments...................................    1,199    1,168
    Other invested assets....................................    3,419    3,013
                                                              -------- --------
        Total investments....................................  170,058  156,891
 Cash and cash equivalents...................................    1,106    3,932
 Accrued investment income...................................    1,889    1,981
 Premiums and other receivables..............................    7,945    7,126
 Deferred policy acquisition costs...........................    9,666   10,471
 Other assets................................................    4,819    4,750
 Separate account assets.....................................   53,912   62,714
                                                              -------- --------
        Total assets......................................... $249,395 $247,865
                                                              ======== ========
 Liabilities and Stockholder's Equity
 Liabilities:
    Future policy benefits................................... $ 86,039 $ 83,493
    Policyholder account balances............................   54,464   54,764
    Other policyholder funds.................................    6,206    6,001
    Policyholder dividends payable...........................    1,025    1,042
    Policyholder dividend obligation.........................    1,882      708
    Short-term debt..........................................      912      345
    Long-term debt...........................................    2,624    2,380
    Current income taxes payable.............................      873      162
    Deferred income taxes payable............................    1,947    1,893
    Payables under securities loaned transactions............   16,321   12,662
    Other liabilities........................................    6,848    6,981
    Separate account liabilities.............................   53,912   62,714
                                                              -------- --------
        Total liabilities....................................  233,053  233,145
                                                              -------- --------
 Commitments and contingencies (Note 11)

 Company-obligated mandatorily redeemable securities of
   subsidiary trusts.........................................      277      276
                                                              -------- --------
 Stockholder's Equity:
    Common stock, par value $0.01 per share; 1,000,000,000
      shares authorized; 494,466,664 shares issued and
      outstanding at December 31, 2002 and December 31, 2001.        5        5
    Additional paid-in capital...............................   13,474   12,825
    Retained earnings........................................      708       --
    Accumulated other comprehensive income...................    1,878    1,614
                                                              -------- --------
        Total stockholder's equity...........................   16,065   14,444
                                                              -------- --------
        Total liabilities and stockholder's equity........... $249,395 $247,865
                                                              ======== ========

         See Accompanying Notes to Consolidated Financial Statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME

             For the Years Ended December 31, 2002, 2001 and 2000
                             (Dollars in millions)

                                                        2002    2001     2000
                                                      -------  ------- -------
 Revenues
 Premiums............................................ $18,470  $17,023 $16,263
 Universal life and investment-type product policy
   fees..............................................   1,918    1,874   1,820
 Net investment income...............................  10,700   11,122  11,029
 Other revenues......................................   1,400    1,532   2,259
 Net investment (losses) gains (net of amounts
   allocable to other accounts of $(139), $(33) and
   $(54), respectively)..............................    (730)     927    (418)
                                                      -------  ------- -------
    Total revenues...................................  31,758   32,478  30,953
                                                      -------  ------- -------
 Expenses
 Policyholder benefits and claims (excludes amounts
   directly related to net investment losses and
   gains of $(150), $(54) and $41, respectively).....  18,860   18,265  16,935
 Interest credited to policyholder account balances..   2,711    3,035   2,935
 Policyholder dividends..............................   1,911    2,060   1,913
 Payments to former Canadian policyholders...........      --       --     327
 Demutualization costs...............................      --       --     230
 Other expenses (excludes amounts directly related
   to net investment losses and gains of $11, $21
   and $(95), respectively)..........................   6,589    6,920   7,308
                                                      -------  ------- -------
    Total expenses...................................  30,071   30,280  29,648
                                                      -------  ------- -------
 Income from continuing operations before provision
   for income taxes..................................   1,687    2,198   1,305
 Provision for income taxes..........................     525      797     435
                                                      -------  ------- -------
 Income from continuing operations...................   1,162    1,401     870
 Income from discontinued operations, net of income
   taxes.............................................     450       86      79
                                                      -------  ------- -------
 Net income.......................................... $ 1,612  $ 1,487 $   949
                                                      =======  ======= =======
 Net income after April 7, 2000 (date of
   demutualization) (Note 1).........................                  $ 1,169
                                                                       =======

         See Accompanying Notes to Consolidated Financial Statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

             For the Years Ended December 31, 2002, 2001 and 2000
                             (Dollars in millions)

                                                                                 Accumulated Other Comprehensive
                                                                                          Income (Loss)
                                                                              ------------------------------------
                                                                                   Net         Foreign    Minimum
                                                         Additional             Unrealized    Currency    Pension
                                                  Common  Paid-in   Retained    Investment   Translation Liability
                                                  Stock   Capital   Earnings  (Losses) Gains Adjustment  Adjustment  Total
                                                  ------ ---------- --------  -------------- ----------- ---------- -------
Balance at December 31, 1999.....................  $--    $    --   $ 14,100      $ (297)       $ (94)      $(19)   $13,690
Policy credits and cash payments to eligible
 policyholders...................................                     (2,958)                                        (2,958)
Common stock issued in demutualization...........    5     10,917    (10,922)                                            --
Capital contribution from the Holding
 Company.........................................           3,632                                                     3,632
Dividends on common stock........................                       (762)                                          (762)
Comprehensive income:
  Net loss before date of demutualization........                       (220)                                          (220)
  Net income after date of demutualization.......                      1,169                                          1,169
  Other comprehensive income:
   Unrealized investment gains, net of related
    offsets, reclassification adjustments and
    income taxes.................................                                  1,480                              1,480
   Foreign currency translation adjustments......                                                  (6)                   (6)
   Minimum pension liability adjustment..........                                                             (9)        (9)
                                                                                                                    -------
   Other comprehensive income....................                                                                     1,465
                                                                                                                    -------
  Comprehensive income...........................                                                                     2,414
                                                   ---    -------   --------      ------        -----       ----    -------
Balance at December 31, 2000.....................    5     14,549        407       1,183         (100)       (28)    16,016
Sale of subsidiary to the Holding Company........              96                                                        96
Issuance of warrants--by subsidiary..............              40                                                        40
Dividends on common stock........................          (1,860)    (1,894)                                        (3,754)
Comprehensive income:
  Net income.....................................                      1,487                                          1,487
  Other comprehensive income:
   Cumulative effect of change in accounting
    for derivatives, net of income taxes and
    reclassification adjustment..................                                     22                                 22
   Unrealized gains on derivative instruments,
    net of income taxes..........................                                     24                                 24
   Unrealized investment gains, net of related
    offsets, reclassification adjustments and
    income taxes.................................                                    570                                570
   Foreign currency translation adjustments......                                                 (39)                  (39)
   Minimum pension liability adjustment..........                                                            (18)       (18)
                                                                                                                    -------
   Other comprehensive income....................                                                                       559
                                                                                                                    -------
  Comprehensive income...........................                                                                     2,046
                                                   ---    -------   --------      ------        -----       ----    -------
Balance at December 31, 2001.....................    5     12,825         --       1,799         (139)       (46)    14,444
Sale of subsidiaries to the Holding Company......             149                                                       149
Capital contribution from the Holding
 Company.........................................             500                                                       500
Dividends on common stock........................                       (904)                                          (904)
Comprehensive income:
  Net income.....................................                      1,612                                          1,612
  Other comprehensive income:
   Unrealized losses on derivative instruments,
    net of income taxes..........................                                    (58)                               (58)
   Unrealized investment gains, net of related
    offsets, reclassification adjustments and
    income taxes.................................                                    250                                250
   Foreign currency translation adjustments......                                                  72                    72
                                                                                                                    -------
   Other comprehensive income....................                                                                       264
                                                                                                                    -------
  Comprehensive income...........................                                                                     1,876
                                                   ---    -------   --------      ------        -----       ----    -------
Balance at December 31, 2002.....................  $ 5    $13,474   $    708      $1,991        $ (67)      $(46)   $16,065
                                                   ===    =======   ========      ======        =====       ====    =======

          See Accompanying Notes to Consolidated Financial Statements

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

             For the Years Ended December 31, 2002, 2001 and 2000
                             (Dollars in millions)

                                                                          2002      2001      2000
                                                                        --------  --------  --------
Cash flows from operating activities
Net income............................................................. $  1,612  $  1,487  $    949
Adjustments to reconcile net income to net cash provided by operating activities:
   Depreciation and amortization expenses..............................      383       318       363
   Amortization of premiums and accretion of discounts associated with
     investments, net..................................................     (456)     (358)     (451)
   Losses (gains) from sales of investments and businesses, net........      870      (894)      472
   Interest credited to other policyholder account balances............    2,711     3,035     2,935
   Universal life and investment-type product policy fees..............   (1,918)   (1,874)   (1,820)
   Change in premiums and other receivables............................   (2,200)     (612)      331
   Change in deferred policy acquisition costs, net....................     (766)     (553)     (519)
   Change in insurance-related liabilities.............................    4,550     3,522     2,618
   Change in income taxes payable......................................      684       871       246
   Change in other liabilities.........................................       32      (226)     (997)
   Other, net..........................................................     (698)     (920)     (919)
                                                                        --------  --------  --------
Net cash provided by operating activities..............................    4,804     3,796     3,208
                                                                        --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
   Fixed maturities....................................................   61,473    51,438    56,971
   Equity securities...................................................    2,676     2,073       748
   Mortgage loans on real estate.......................................    2,632     1,936     2,185
   Real estate and real estate joint ventures..........................      179     1,131       606
   Other limited partnership interests.................................      340       396       422
Purchases of:
   Fixed maturities....................................................  (79,527)  (51,417)  (64,918)
   Equity securities...................................................   (1,217)   (3,045)     (863)
   Mortgage loans on real estate.......................................   (3,188)   (3,412)   (2,787)
   Real estate and real estate joint ventures..........................      (28)     (665)     (407)
   Other limited partnership interests.................................     (447)     (424)     (660)
Net change in short-term investments...................................     (308)     (303)    2,382
Purchase of businesses, net of cash received...........................       --        --      (416)
Proceeds from sales of businesses......................................      749       831       877
Net change in payable under securities loaned transactions.............    3,659       361     5,840
Other, net.............................................................     (814)     (534)     (821)
                                                                        --------  --------  --------
Net cash used in investing activities.................................. $(13,821) $ (1,634) $   (841)
                                                                        --------  --------  --------

         See Accompanying Notes to Consolidated Financial Statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

             For the Years Ended December 31, 2002, 2001 and 2000
                             (Dollars in millions)

                                                                         2002      2001      2000
                                                                       --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
   Deposits........................................................... $ 27,681  $ 29,171  $ 28,452
   Withdrawals........................................................  (22,118)  (25,593)  (28,504)
Net change in short-term debt.........................................      567      (740)   (3,095)
Long-term debt issued.................................................      537       353     1,214
Long-term debt repaid.................................................     (221)   (1,379)     (124)
Capital contribution from the Holding Company.........................      649        96     3,632
Net proceeds from issuance of company-obligated mandatorily redeemable
  securities of subsidiary trust......................................       --       197        --
Cash payments to eligible policyholders...............................       --        --    (2,550)
Dividends on common stock.............................................     (904)   (3,754)     (762)
                                                                       --------  --------  --------
Net cash provided by (used in) financing activities...................    6,191    (1,649)   (1,737)
                                                                       --------  --------  --------
Change in cash and cash equivalents...................................   (2,826)      513       630
Cash and cash equivalents, beginning of year..........................    3,932     3,419     2,789
                                                                       --------  --------  --------
Cash and cash equivalents, end of year................................ $  1,106  $  3,932  $  3,419
                                                                       ========  ========  ========
Supplemental disclosures of cash flow information:
   Cash paid (refunded) during the year for:
       Interest....................................................... $    267  $    336  $    448
                                                                       ========  ========  ========
       Income taxes................................................... $     96  $   (335) $    256
                                                                       ========  ========  ========
   Non-cash transactions during the year:
       Policy credits to eligible policyholders....................... $     --  $     --  $    408
                                                                       ========  ========  ========
       Business acquisitions--assets.................................. $     --  $     --  $ 22,936
                                                                       ========  ========  ========
       Business acquisitions--liabilities............................. $     --  $     --  $ 22,437
                                                                       ========  ========  ========
       Business dispositions--assets.................................. $ 17,276  $  6,162  $  1,184
                                                                       ========  ========  ========
       Business dispositions--liabilities............................. $ 16,547  $  5,263  $  1,014
                                                                       ========  ========  ========
       Real estate acquired in satisfaction of debt................... $     30  $     30  $     24
                                                                       ========  ========  ========
       Mortgage note on sale of real estate........................... $     --  $  1,530  $     --
                                                                       ========  ========  ========
       Purchase money mortgage on real estate sale.................... $    954  $     --  $     49
                                                                       ========  ========  ========

         See Accompanying Notes to Consolidated Financial Statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.  Summary of Accounting Policies

  Business

   Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (the "Company") is a leading provider of insurance and other financial services to a broad section of individual and institutional customers. The Company offers life insurance, annuities, automobile and property insurance and mutual funds to individuals and group insurance, reinsurance, as well as retirement and savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. ("MetLife" or the "Holding Company").

  Basis of Presentation

   The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The New York Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in conformity with GAAP in making such determination.

   The accompanying consolidated financial statements include the accounts of Metropolitan Life and its subsidiaries, partnerships and joint ventures in which the Company has a majority voting interest. Closed block assets, liabilities, revenues and expenses are combined on a line by line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 7. Intercompany accounts and transactions have been eliminated.

   Metropolitan Insurance and Annuity Company ("MIAC"), which was sold to MetLife in 2001, and Cova Corporation, MetLife Investors Group, Inc., MetLife International Holdings, Inc., Walnut Street Securities, Inc., Seguros Genesis S.A., MetLife Pensiones S.A. and Metropolitan Life Seguros de Vida S.A., which were sold to MetLife in 2002, are included in the accompanying Financial Statements until the date of sale. See Note 12.

   The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor interest, has influence over the partnership's operating and financial policies and does not have a controlling interest. The Company uses the cost method for minor interest investments and when it has virtually no influence over the partnership's operating and financial policies.

   Minority interest related to consolidated entities included in other liabilities was $481 million and $442 million at December 31, 2002 and 2001, respectively.

   Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2002 presentation.

  Summary of Critical Accounting Estimates

   The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The critical accounting policies, estimates and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Investments

   The Company's principal investments are in fixed maturities, mortgage loans and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:
(i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on valuation methodologies, securities the Company deems to be comparable and assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

   Derivatives

   The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows related to the Company's financial assets and liabilities or to changing fair values. The Company also purchases investment securities and issues certain insurance and reinsurance policies with embedded derivatives. The associated financial statement risk is the volatility in net income, which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges, and
(ii) ineffectiveness of designated hedges in an environment of changing interest rates or fair values. In addition, accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated market volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

   Deferred Policy Acquisition Costs

   The Company incurs significant costs in connection with acquiring new insurance business. These costs, which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally upon investment returns, mortality, morbidity, persistency, expenses to administer the business creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

   Future Policy Benefits

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disability insurance. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

   The Company also establishes liabilities for unpaid claims and claims expenses for property and casualty insurance. Pricing of this insurance takes into account the expected frequency and severity of losses, the costs of providing coverage, competitive factors, characteristics of the insured and the property covered, and profit considerations. Liabilities for property and casualty insurance are dependent on estimates of amounts payable for claims reported but not settled and claims incurred but not reported. These estimates are influenced by historical experience and actuarial assumptions of current developments, anticipated trends and risk management strategies.

   Differences between the actual experience and assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses.

   Reinsurance

   The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish policy benefits and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed above. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose it to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

   Litigation

   The Company is a party to a number of legal actions. Given the inherent unpredictability of litigation, it is difficult to estimate the impact of litigation on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits, including the Company's asbestos-related liability, are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. The data and variables that impact the assumption used to estimate the Company's asbestos-related liability include the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts. It is possible that an adverse outcome in certain of the Company's litigation,

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES including asbestos-related cases, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

   Employee Benefit Plans

   The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm to aid it in selecting appropriate assumptions and valuing its related liabilities. The actuarial assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

  Significant Accounting Policies

   Investments

   The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

   Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded asset.

   Real estate held-for-investment including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

   Policy loans are stated at unpaid principal balances.

   Short-term investments are stated at amortized cost, which approximates fair value.

   Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by geographic area. The Company regularly reviews residual values and writes down residuals to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies.

   Structured Investment Transactions and Variable Interest Entities

   The Company participates in structured investment transactions, primarily asset securitizations and structured notes. These transactions enhance the Company's total return of the investment portfolio principally by generating management fee income on asset securitizations and by providing equity-based returns on debt securities through structured notes and similar type instruments.

   The Company sponsors financial asset securitizations of high yield debt securities, investment grade bonds and structured finance securities and also is the collateral manager and a beneficial interest holder in such transactions. As the collateral manager, the Company earns management fees on the outstanding securitized asset balance, which are recorded in income as earned. When the Company transfers assets to a bankruptcy-remote special purpose entity ("SPE") and surrenders control over the transferred assets, the transaction is accounted for as a sale. Gains or losses on securitizations are determined with reference to the carrying amount of the financial assets transferred, which is allocated to the assets sold and the beneficial interests retained based on relative fair values at the date of transfer. Beneficial interests in securitizations are carried at fair value in fixed maturities. Income on the beneficial interests is recognized using the prospective method in accordance with Emerging Issues Task Force ("EITF") Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). The SPEs used to securitize assets are not consolidated by the Company because unrelated third parties hold controlling interests through ownership of equity in the SPEs, representing at least three percent of the value of the total assets of the SPE throughout the life of the SPE, and such equity class has the substantive risks and rewards of the residual interest of the SPE.

   The Company purchases or receives beneficial interests in SPEs, which generally acquire financial assets, including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because unrelated third parties hold controlling interests through ownership of equity in the SPEs, representing at least three percent of the value of the total assets of the SPE throughout the life of the SPE, and such equity class has the substantive risks and rewards of the residual interest of the SPE. The beneficial interests in SPEs where the Company exercises significant influence over the operating and financial policies of the SPE are accounted for in accordance with the equity method of accounting. Impairments of these beneficial interests are included in

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES net investment gains and losses. The beneficial interests in SPEs where the Company does not exercise significant influence are accounted for based on the substance of the beneficial interest's rights and obligations. Beneficial interests are accounted for and are included in fixed maturities. These beneficial interests are generally structured notes, as defined by EITF Issue No. 96-12, Recognition of Interest Income and Balance Sheet Classification of Structured Notes, and their income is recognized using the retrospective interest method or the level yield method, as appropriate.

   Effective in 2003, Financial Accounting Standards Board ("FASB") Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of APB No. 51 ("FIN 46") will establish new accounting guidance relating to the consolidation of variable interest entities ("VIEs"). Certain of the asset-backed securitizations and structured investment transactions discussed above meet the definition of a VIE under FIN 46. In addition, certain investments in real estate joint ventures and other limited partnership interests also meet the VIE definition. The Company will be required to consolidate any VIE for which it is determined that the Company is the primary beneficiary. The Company is still in the process of evaluating its investments with regard to the implementation of FIN 46.

   The following table presents the total assets and the maximum exposure to loss relating to the VIEs that the Company believes it is reasonably possible it will need to consolidate in accordance with the provisions of FIN 46 at:

                                                                        December 31, 2002
                                                                        ------------------
                                                                                   Maximum
                                                                        Total    Exposure to
                                                                        Assets      Loss
                                                                        ------   -----------
                                                                        (Dollars in millions)
Financial asset-backed securitizations and collateralized debt and bond
  obligations.......................................................... $1,719      $  9(1)
Other structured investment transactions...............................     89        38(2)
Real estate joint ventures.............................................    443       196(3)
Other limited partnership interests....................................    864       167(3)
                                                                         ------     ----
   Total............................................................... $3,115      $410
                                                                         ======     ====

--------
(1) The maximum exposure to loss is based on the carrying value of retained interests.
(2) The maximum exposure to loss is based on the carrying value of beneficial interests.
(3) The maximum exposure to loss is based on the carrying value plus unfunded commitments reduced by amounts guaranteed by other partners.

   Derivative Instruments

   The Company uses derivative instruments to manage risk through one of four principal risk management strategies: (i) the hedging of liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities and (iv) firm commitments and forecasted transactions. Additionally, the Company enters into income generation and replication derivative transactions as permitted by its derivatives use plan that was approved by the New York Insurance Department (the "Department"). The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards contracts, and options, including caps and floors.

   On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify as a hedge,

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES according to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the derivative is recorded at fair value and changes in its fair value are generally reported in net investment gains or losses.

   The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur,
(v) a hedged firm commitment no longer meets the definition of a firm commitment, or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

   The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments, (ii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, (iii) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies, and (iv) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

   The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments, (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments, and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the consolidated balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value generally recognized in the current period as net investment gains or losses.

   The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

   The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions ("RSATs"), are a combination of a derivative and a cash security to synthetically create a third replicated security. These derivatives are not designated as hedges. As of December 31, 2002 and 2001, 19 and 15, respectively, of such RSATs, with notional amounts totaling $285 million and $205 million, respectively, have been created through the combination of a credit default swap and a U.S. Treasury security. The Company records the premiums received on the credit default swaps in investment income over the life of the contract and changes in fair value are recorded in net investment gains and losses.

   The Company enters into written covered calls and net written covered collars to generate additional investment income on the underlying assets it holds. These derivatives are not designated as hedges. The Company records the premiums received as net investment income over the life of the contract and changes in fair value of such options and collars as net investment gains and losses.

   Cash and Cash Equivalents

   The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

   Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. The estimated life for a company occupied real estate property is 40 years. Estimated lives range from five to ten years for leasehold improvements and three to five years for all other property and equipment. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $368 million and $546 million at December 31, 2002 and 2001, respectively. Related depreciation and amortization expense was $81 million, $96 million and $90 million for the years ended December 31, 2002, 2001 and 2000, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $297 million and $165 million at December 31, 2002 and 2001, respectively. Related amortization expense was $153 million, $106 million and $45 million for the years ended December 31, 2002, 2001 and 2000, respectively.

  Deferred Policy Acquisition Costs

   The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

   Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs. This practice assumes that the expectation for long-term appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

   Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

   Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

   Deferred policy acquisition costs for property and casualty insurance contracts, which are primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

   Value of business acquired ("VOBA"), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2002 is as follows:

                                                    Deferred
                                          Value of   Policy
                                          Business Acquisition
                                          Acquired    Costs     Total
                                          -------- ----------- -------
                                              (Dollars in millions)
        Balance at January 1, 2002.......  $1,502    $ 8,969   $10,471
        Capitalizations..................      --      2,227     2,227
                                           ------    -------   -------
               Total.....................   1,502     11,196    12,698
                                           ------    -------   -------
        Amortization allocated to:
           Net investment gains (losses).      16         (5)       11
           Unrealized investment gains...      31        173       204
           Other expenses................     121      1,380     1,501
                                           ------    -------   -------
               Total amortization........     168      1,548     1,716
                                           ------    -------   -------
        Dispositions and other...........    (463)      (853)   (1,316)
                                           ------    -------   -------
        Balance at December 31, 2002.....  $  871    $ 8,795   $ 9,666
                                           ======    =======   =======

   Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2001 is as follows:

                                                    Deferred
                                          Value of   Policy
                                          Business Acquisition
                                          Acquired    Costs     Total
                                          -------- ----------- -------
                                              (Dollars in millions)
        Balance at January 1, 2001.......  $1,674    $ 8,823   $10,497
        Capitalizations..................      --      2,018     2,018
                                           ------    -------   -------
               Total.....................   1,674     10,841    12,515
                                           ------    -------   -------
        Amortization allocated to:
           Net investment (losses) gains.     (15)        36        21
           Unrealized investment gains...      16        112       128
           Other expenses................     178      1,256     1,434
                                           ------    -------   -------
               Total amortization........     179      1,404     1,583
                                           ------    -------   -------
        Dispositions and other...........       7       (468)     (461)
                                           ------    -------   -------
        Balance at December 31, 2001.....  $1,502    $ 8,969   $10,471
                                           ======    =======   =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2000 is as follows:

                                                        Deferred
                                              Value of   Policy
                                              Business Acquisition
                                              Acquired    Costs     Total
                                              -------- ----------- -------
                                                  (Dollars in millions)
     Balance at January 1, 2000..............  $  632    $ 8,438   $ 9,070
     Capitalizations.........................      --      1,805     1,805
     Acquisitions............................   1,480        201     1,681
                                               ------    -------   -------
            Total............................   2,112     10,444    12,556
                                               ------    -------   -------
     Amortization allocated to:
        Net investment gains (losses)........      28       (123)      (95)
        Unrealized investment gains..........      93        503       596
        Other expenses.......................     310      1,162     1,472
                                               ------    -------   -------
            Total amortization...............     431      1,542     1,973
                                               ------    -------   -------
     Dispositions and other..................      (7)       (79)      (86)
                                               ------    -------   -------
     Balance at December 31, 2000............  $1,674    $ 8,823   $10,497
                                               ======    =======   =======

   The estimated future amortization expense allocated to other expenses for VOBA is $83 million in 2003, $78 million in 2004, $73 million in 2005, $70 million in 2006 and $64 million in 2007.

   Amortization of VOBA and deferred policy acquisition costs is allocated to
(i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized, and
(iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

   Investment gains and losses related to certain products have a direct impact on the amortization of VOBA and deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of VOBA and deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

   Goodwill

   The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period ranging from ten to 30 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Changes in goodwill were as follows:

                                            Years ended December 31,
                                            -----------------------
                                             2002    2001     2000
                                             -----   ----    -----
                                            (Dollars in millions)
                 Net balance at January 1.. $ 575    $703    $ 611
                 Acquisitions..............     7      20      286
                 Amortization..............    --     (47)     (50)
                 Impairment losses.........    (2)    (61)      --
                 Dispositions and other....  (175)    (40)    (144)
                                             -----    ----   -----
                 Net balance at December 31 $ 405    $575    $ 703
                                             =====    ====   =====

   Accumulated amortization from goodwill was as follows at:

                                                December 31,
                                                ------------------
                                                2002         2001
                                                ----         ----
                                                (Dollars in millions)
                       Accumulated amortization $71          $100
                                                ===            ====

   Future Policy Benefits and Policyholder Account Balances

   Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 3% to 8%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

   Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 9%. Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 7%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

   Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals.

   The liability for unpaid claims and claim expenses for property and casualty insurance represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs,

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES reduced for anticipated salvage and subrogation. Revisions of these estimates are included in operations in the year such refinements are made.

   Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

   Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term. Unearned premiums are included in other liabilities.

   Other Revenues

   Other revenues include asset management and advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

   Policyholder Dividends

   Policyholder dividends are approved annually by the insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

   Participating Business

   Participating business represented approximately 16% and 18% of the Company's life insurance in-force, and 90% and 82% of the number of life insurance policies in-force, at December 31, 2002 and 2001, respectively. Participating policies represented approximately 43% and 46%, 44% and 46%, and 47% and 50% of gross and net life insurance premiums for the years ended December 31, 2002, 2001 and 2000, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

   Income Taxes

   Metropolitan Life, the Holding Company and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate tax returns or separate consolidated tax returns. Under the Code, the amount of federal income tax expense incurred by mutual life insurance companies includes an equity tax calculated based upon a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies. Metropolitan Life has not been subject to the equity tax since the date of demutualization. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

   Reinsurance

   The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

   The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

   Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

   Stock Based Compensation

   The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion ("APB") No. 25, Accounting for Stock Issued to Employees ("APB 25") and has included in
Note 17 the pro forma disclosures required by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123").

   Foreign Currency Translation

   Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported in earnings.

   Discontinued Operations

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale on or after January 1, 2002 are reported in discontinued operations if the operations and cash flows

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Demutualization and Initial Public Offering

   On April 7, 2000 (the "date of demutualization"), Metropolitan Life converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life's plan of reorganization, as amended (the "plan").

   On the date of demutualization, policyholders' membership interests in Metropolitan Life were extinguished and eligible policyholders received, in exchange for their interests, trust interests representing 494,466,664 shares of common stock of MetLife to be held in a trust, cash payments aggregating $2,550 million and adjustments to their policy values in the form of policy credits aggregating $408 million, as provided in the plan. In addition, Metropolitan Life's Canadian branch made cash payments of $327 million in the second quarter of 2000 to holders of certain policies transferred to Clarica Life Insurance Company in connection with the sale of a substantial portion of Metropolitan Life's Canadian operations in 1998, as a result of a commitment made in connection with obtaining Canadian regulatory approval of that sale.

  Application of Accounting Pronouncements

   In January 2003, the FASB issued FIN 46 which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. FIN 46 is effective for all new variable interest entities created or acquired after January 31, 2003. For variable interest entities created or acquired prior to February 1, 2003, the provisions of FIN 46 must be applied for the first interim or annual period beginning after June 15, 2003. The Company is in the process of assessing the impact of FIN 46 on its consolidated financial statements. Certain disclosure provisions of FIN 46 were required for December 31, 2002 financial statements. See "Structured Investment Transactions and Variable Interest Entities."

   As of December 31, 2002, the FASB is deliberating on a proposed statement that would further amend SFAS 133. The proposed statement will address certain SFAS 133 Implementation Issues. The proposed statement is not expected to have a significant impact on the Company's consolidated financial statements.

   In December 2002, the FASB issued SFAS No. 148, Accounting for Stock-Based Compensation --Transition and Disclosure ("SFAS 148"), which provides guidance on how to transition from the intrinsic value method of accounting for stock-based employee compensation under APB 25 to the fair value method of accounting of SFAS 123, if a company so elects. Effective January 1, 2003, the Company adopted the fair value method of recording stock options under SFAS
123. In accordance with alternatives available under the transitional guidance of SFAS 148, the Company has elected to apply the fair value method of accounting for stock options prospectively to awards granted subsequent to January 1, 2003. As permitted, options granted prior to January 1, 2003, will continue to be accounted for under APB 25, and the pro forma impact of accounting for these options at fair value will continue to be disclosed in the consolidated financial statements until the last of those options vest in 2005.

   In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES for others. Disclosure requirements under FIN 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN 45. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company does not expect the initial adoption of FIN 45 to have a significant impact on the Company's consolidated financial statements. The adoption of FIN 45 requires the Company to include disclosures in its consolidated financial statements related to guarantees. See Note 11.

   In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"), which must be adopted for exit and disposal activities initiated after December 31, 2002. SFAS 146 will require that a liability for a cost associated with an exit or disposal activity be recognized and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring) ("EITF 94-3"). As discussed in Note 13, in the fourth quarter of 2001, the Company recorded a charge of $330 million, net of income taxes of $169 million, associated with business realignment initiatives using the EITF 94-3 accounting guidance.

   In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. SFAS 145 is effective for fiscal years beginning after May 15, 2002, and the initial application of this standard did not have a significant impact on the Company's consolidated financial statements.

   Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of APB Opinion No. 30, Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements other than the presentation as discontinued operations of net investment income and net investment gains related to operations of real estate on which the Company initiated disposition activities subsequent to January 1, 2002 and the classification of such real estate as held-for-sale on the consolidated balance sheets. See Note 20.

   Effective January 1, 2002, the Company adopted SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company did not amortize

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES goodwill during 2002. Amortization of goodwill was $47 million and $50 million for the years ended December 31, 2001 and 2000, respectively. Amortization of other intangible assets was not material for the years ended December 31, 2002, 2001 and 2000. The Company has completed the required impairment tests of goodwill and indefinite-lived intangible assets. As a result of these tests, the Company recorded a $5 million charge to earnings relating to the impairment of certain goodwill assets in the third quarter of 2002 as a cumulative effect of a change in accounting. There was no impairment of identified intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002.

   Effective July 1, 2001, the Company adopted SFAS No. 141, Business Combinations ("SFAS 141"). SFAS 141 requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. In accordance with SFAS 141, the elimination of $5 million of negative goodwill was reported in income in the first quarter of 2002 as a cumulative effect of a change in accounting.

   In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin ("SAB") No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

   Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a Replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The initial adoption of these requirements did not have a material impact on the Company's consolidated financial statements.

   Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The initial adoption of EITF 99-20 did not have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, resulted in a $33 million increase in other comprehensive income, net of income taxes of $18 million, and had no material impact on net income. The increase to other comprehensive income is attributable to net gains on cash flow-type hedges at transition. Also at transition, the amortized cost of fixed maturities decreased and other invested assets increased by $22 million, representing the fair value of certain interest rate swaps that were accounted for prior to SFAS 133 using fair value-type settlement accounting. During the year ended December 31, 2001, $18 million of the pre-tax gain reported in accumulated other comprehensive income at transition was reclassified into net investment income. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

   Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

   Effective January 1, 2000, the Company adopted Statement of Position ("SOP") No. 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

2.  September 11, 2001 Tragedies

   On September 11, 2001 terrorist attacks occurred in New York, Washington, D.C. and Pennsylvania (the "tragedies") triggering a significant loss of life and property which had an adverse impact on certain of the Company's businesses. The Company has direct exposure to these events with claims arising from its Individual, Institutional, Reinsurance and Auto & Home insurance coverages, and it believes the majority of such claims have been reported or otherwise analyzed by the Company.

   The Company's original estimate of the total insurance losses related to the tragedies, which was recorded in the third quarter of 2001, was $208 million, net of income taxes of $117 million. Net income for the year ended December 31, 2002 includes a $17 million, net of income taxes of $9 million, benefit from the reduction of the liability associated with the tragedies. This revision of the liability is the result of an analysis completed during the fourth quarter of 2002, which focused on the emerging incidence experienced over the past 12 months associated with certain disability products. As of December 31, 2002, the Company's remaining liability for unpaid and future claims associated with the tragedies was $47 million, principally related to disability coverages. The estimate has been and will continue to be subject to revision in subsequent periods, as claims are received from insureds and the claims to reinsurers are identified and processed. Any revision to the estimate of gross losses and reinsurance recoveries in subsequent periods will affect net income in such periods. Reinsurance recoveries are dependent on the continued creditworthiness of the reinsurers, which may be adversely affected by their other reinsured losses in connection with the tragedies.

   The Company's general account investment portfolios include investments, primarily comprised of fixed maturities, in industries that were affected by the tragedies, including airline, other travel, lodging and insurance. Exposures to these industries also exist through mortgage loans and investments in real estate. The carrying value of the Company's investment portfolio exposed to industries affected by the tragedies was approximately $3.5 billion at December 31, 2002.

   The long-term effects of the tragedies on the Company's businesses cannot be assessed at this time. The tragedies have had significant adverse effects on the general economic, market and political conditions, increasing many of the Company's business risks. This may have a negative effect on MetLife's businesses and results of operations over time. In particular, the declines in share prices experienced after the reopening of the U.S. equity markets following the tragedies have contributed, and may continue to contribute, to a decline in separate account assets, which in turn may have an adverse effect on fees earned in the Company's businesses. In addition, the Company has received and expects to continue to receive disability claims from individuals resulting from the tragedies.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  Investments

  Fixed Maturities and Equity Securities

   Fixed maturities and equity securities at December 31, 2002 were as follows:

                                           Cost or  Gross Unrealized
                                          Amortized ---------------- Estimated
                                            Cost     Gain     Loss   Fair Value
                                          ---------  ------  ------  ----------
                                                (Dollars in millions)
    Fixed Maturities:
     Bonds:
       U.S. corporates securities........ $ 42,265  $2,914   $  896   $ 44,283
       Mortgage-backed securities........   30,444   1,534       20     31,958
       Foreign corporate securities......   15,405   1,295      185     16,515
       U.S. treasuries/agencies..........   13,256   1,514        3     14,767
       Asset-backed securities...........    8,070     204      181      8,093
       Foreign government securities.....    4,649     516       50      5,115
       States and political subdivisions.    2,575     181       20      2,736
       Other fixed income assets.........      312     126       82        356
                                          --------   ------  ------   --------
         Total bonds.....................  116,976   8,284    1,437    123,823
     Redeemable preferred stocks.........      805      13      116        702
                                          --------   ------  ------   --------
       Total fixed maturities............ $117,781  $8,297   $1,553   $124,525
                                          ========   ======  ======   ========
    Equity Securities:
     Common stocks....................... $    827  $  114   $   80   $    861
     Nonredeemable preferred stocks......      415      13        3        425
                                          --------   ------  ------   --------
       Total equity securities........... $  1,242  $  127   $   83   $  1,286
                                          ========   ======  ======   ========

   Fixed maturities and equity securities at December 31, 2001 were as follows:

                                           Cost or  Gross Unrealized
                                          Amortized ---------------- Estimated
                                            Cost     Gain     Loss   Fair Value
                                          ---------  ------  ------  ----------
                                                (Dollars in millions)
    Fixed Maturities:
     Bonds:
       U.S. corporates securities........ $ 41,552  $1,371   $  671   $ 42,252
       Mortgage-backed securities........   24,579     839      190     25,228
       Foreign corporate securities......   15,682     657      528     15,811
       U.S. treasuries/agencies..........    7,923   1,007       42      8,888
       Asset-backed securities...........    7,856     147      204      7,799
       Foreign government securities.....    5,130     522       36      5,616
       States and political subdivisions.    2,243      68       21      2,290
       Other fixed income assets.........    1,881     284      211      1,954
                                          --------   ------  ------   --------
         Total bonds.....................  106,846   4,895    1,903    109,838
    Redeemable preferred stocks..........      784      12       33        763
                                          --------   ------  ------   --------
       Total fixed maturities............ $107,630  $4,907   $1,936   $110,601
                                          ========   ======  ======   ========
    Equity Securities:
     Common stocks....................... $  1,938  $  655   $   75   $  2,518
     Nonredeemable preferred stocks......      483      28        2        509
                                          --------   ------  ------   --------
       Total equity securities........... $  2,421  $  683   $   77   $  3,027
                                          ========   ======  ======   ========

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company held foreign currency derivatives with notional amounts of $2,372 million and $1,958 million to hedge the exchange rate risk associated with foreign bonds at December 31, 2002 and 2001, respectively.

   The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $10,731 million and $9,618 million at December 31, 2002 and 2001, respectively. Non-income producing fixed maturities were $395 million and $236 million at December 31, 2002 and 2001, respectively.

   The cost or amortized cost and estimated fair value of bonds at December 31, 2002, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                     Cost or
                                                    Amortized  Estimated
                                                      Cost     Fair Value
                                                    ---------  ----------
                                                    (Dollars in millions)
        Due in one year or less.................... $  3,702    $  3,765
        Due after one year through five years......   22,212      23,250
        Due after five years through ten years.....   20,504      21,985
        Due after ten years........................   32,044      34,772
                                                    --------    --------
           Subtotal................................   78,462      83,772
        Mortgage-backed and asset-backed securities   38,514      40,051
                                                    --------    --------
           Subtotal................................  116,976     123,823
        Redeemable preferred stock.................      805         702
                                                    --------    --------
           Total fixed maturities.................. $117,781    $124,525
                                                    ========    ========

   Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

   Sales of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        Years ended December 31,
                                       -------------------------
                                         2002     2001     2000
                                       -------  -------  -------
                                         (Dollars in millions)
               Proceeds............... $34,918  $27,576  $46,205
               Gross investment gains. $ 1,683  $   634  $   599
               Gross investment losses $  (973) $  (934) $(1,520)

   Gross investment losses above exclude writedowns recorded during 2002, 2001 and 2000 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $1,342 million, $278 million and $324 million, respectively.

   Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

  Securities Lending Program

   The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $13,477 million and $11,416 million and an estimated fair value of $16,120 million and $12,066 million were on loan under the program at December 31, 2002 and 2001, respectively. The Company was liable for cash collateral under its control of $16,321 million and $12,662 million at December 31, 2002 and 2001, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  Structured Investment Transactions

   The Company securitizes high yield debt securities, investment grade bonds and structured finance securities. The Company has sponsored five securitizations with a total of approximately $1,719 million in financial assets as of December 31, 2002. Two of these transactions included the transfer of assets totaling approximately $289 million in 2001, resulting in the recognition of an insignificant amount of investment gains. The Company's beneficial interests in these SPEs as of December, 31, 2002 and 2001 and the related investment income for the years ended December 31, 2002, 2001 and 2000 were insignificant.

   The Company also invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $870 million and $1.6 billion at December 31, 2002 and 2001, respectively. The related income recognized was $1 million, $44 million and $62 million for the years ended December 31, 2002, 2001 and 2000, respectively.

  Assets on Deposit and Held in Trust

   The Company had investment assets on deposit with regulatory agencies with a fair market value of $939 million and $835 million at December 31, 2002 and 2001, respectively. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,430 million and $1,336 million at December 31, 2002 and 2001, respectively.

  Mortgage Loans on Real Estate

   Mortgage loans on real estate were categorized as follows:

                                               December 31,
                                      -------------------------------
                                           2002            2001
                                      --------------- ---------------
                                      Amount  Percent Amount  Percent
                                      ------- ------- ------- -------
                                           (Dollars in millions)
          Commercial mortgage loans.. $20,433   80%   $19,503   79%
          Agricultural mortgage loans   5,042   20%     5,267   21%
                                      -------  ----   -------  ----
             Total...................  25,475  100%    24,770  100%
                                      =======  ====   =======  ====
          Less: Valuation allowances.     122             144
                                      -------         -------
             Mortgage loans.......... $25,353         $24,626
                                      =======         =======

   Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2002, approximately 18%, 13% and 7% of the properties were located in California, New York and Florida, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

   Mortgage loans at December 31, 2002 and 2001 include $1,515 million and $1,530 million, respectively from MIAC, a related party, in connection with MIAC's purchase of real estate from the Company in 2001.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $620 million and $644 million at December 31, 2002 and 2001, respectively.

   Changes in mortgage loan valuation allowances were as follows:

                                                        Years ended
                                                       December 31,
                                                     --------------------
                                                     2002    2001   2000
                                                     ----    ----   ----
                                                     (Dollars in millions)
          Balance at January 1...................... $144    $ 83   $ 90
          Additions.................................   39     106     38
          Deductions for writedowns and dispositions  (56)    (45)   (74)
          (Dispositions) acquisitions of affiliates.   (5)     --     29
                                                      ----   ----   ----
          Balance at December 31.................... $122    $144   $ 83
                                                      ====   ====   ====

   A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:


                                                             December 31,
                                                             -----------
                                                             2002   2001
                                                             ----  ------
                                                             (Dollars in
                                                              millions)
        Impaired mortgage loans with valuation allowances... $604  $  816
        Impaired mortgage loans without valuation allowances  257     315
                                                             ----  ------
        Total...............................................  861   1,131
        Less: Valuation allowances on impaired mortgages....  121     140
                                                             ----  ------
           Impaired mortgage loans.......................... $740  $  991
                                                             ====  ======

   The average investment in impaired mortgage loans on real estate was $1,068 million, $938 million and $912 million for the years ended December 31, 2002, 2001 and 2000, respectively. Interest income on impaired mortgage loans was $88 million, $103 million and $80 million for the years ended December 31, 2002, 2001 and 2000, respectively.

   The investment in restructured mortgage loans on real estate was $410 million and $684 million at December 31, 2002 and 2001, respectively. Interest income of $44 million, $76 million and $77 million was recognized on restructured loans for the years ended December 31, 2002, 2001 and 2000, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $41 million, $60 million and $74 million for the years ended December 31, 2002, 2001 and 2000, respectively.

   Mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure had an amortized cost of $28 million and $43 million at December 31, 2002 and 2001, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Real Estate and Real Estate Joint Ventures

   Real estate and real estate joint ventures consisted of the following:

                                                                 December 31,
                                                                --------------
                                                                 2002    2001
                                                                ------  ------
                                                                  (Dollars in
                                                                   millions)
 Real estate and real estate joint ventures held-for-investment $3,808  $3,435
 Impairments...................................................   (188)   (157)
                                                                ------  ------
    Total......................................................  3,620   3,278
                                                                ------  ------
 Real estate held-for-sale.....................................    327   1,859
 Impairments...................................................    (82)   (177)
 Valuation allowance...........................................    (16)    (35)
                                                                ------  ------
    Total......................................................    229   1,647
                                                                ------  ------
        Real estate and real estate joint ventures............. $3,849  $4,925
                                                                ======  ======

   Accumulated depreciation on real estate was $1,319 million and $1,882 million at December 31, 2002 and 2001, respectively. Related depreciation expense was $180 million, $217 million and $224 million for the years ended December 31, 2002, 2001 and 2000, respectively. These amounts include $48 million, $79 million and $80 million of depreciation expense related to discontinued operations for the years ended December 31, 2002, 2001 and 2000, respectively.

   Real estate and real estate joint ventures were categorized as follows:

                                       December 31,
                               -----------------------------
                                    2002           2001
                               -------------- --------------
                               Amount Percent Amount Percent
                               ------ ------- ------ -------
                                   (Dollars in millions)
                   Office..... $2,244   58%   $3,079   63%
                   Retail.....    697   18%      779   16%
                   Apartments.    454   12%      495   10%
                   Land.......     87    2%      184    4%
                   Agriculture      7    0%       14    0%
                   Other......    360   10%      374    7%
                               ------  ----   ------  ----
                      Total... $3,849  100%   $4,925  100%
                               ======  ====   ======  ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company's real estate holdings are primarily located throughout the United States. At December 31, 2002, approximately 26%, 23% and 16% of the Company's real estate holdings were located in California, New York and Texas, respectively.

   Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                     Years ended December 31,
                                                     -----------------------
                                                     2002     2001    2000
                                                     ----     ----    ----
                                                     (Dollars in millions)
          Balance at January 1...................... $ 35     $ 39    $ 34
          Additions charged to operations...........   21       16      17
          Deductions for writedowns and dispositions  (40)     (20)    (12)
                                                      ----     ----    ----
          Balance at December 31.................... $ 16     $ 35    $ 39
                                                      ====     ====    ====

   Investment income related to impaired real estate and real estate joint ventures held-for-investment was $40 million, $22 million and $11 million for the years ended December 31, 2002, 2001 and 2000, respectively. Investment income related to impaired real estate held-for-sale was $11 million, $31 million and $52 million for the years ended December 31, 2002, 2001 and 2000, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $62 million and $9 million at December 31, 2002 and 2001, respectively.

   The Company owned real estate acquired in satisfaction of debt of $8 million and $49 million at December 31, 2002 and 2001, respectively.

  Leveraged Leases

   Leveraged leases, included in other invested assets, consisted of the following:

                                              December 31,
                                             --------------------
                                              2002       2001
                                              ------     ------
                                             (Dollars in millions)
                   Investment............... $  985     $1,070
                   Estimated residual values    428        505
                                              ------     ------
                      Total.................  1,413      1,575
                   Unearned income..........   (368)      (404)
                                              ------     ------
                      Leveraged leases...... $1,045     $1,171
                                              ======     ======

   The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from two to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property. The Company's deferred tax provision related to leveraged leases was $981 million and $1,077 million at December 31, 2002 and 2001, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Net Investment Income

   The components of net investment income were as follows:

                                                     Years ended December 31,
                                                     -----------------------
                                                      2002     2001    2000
                                                     -------  ------- -------
                                                      (Dollars in millions)
   Fixed maturities................................. $ 7,861  $ 8,462 $ 8,529
   Equity securities................................      25       48      41
   Mortgage loans on real estate....................   1,840    1,838   1,693
   Real estate and real estate joint ventures(1)....     756      910     990
   Policy loans.....................................     512      527     515
   Other limited partnership interests..............      57       48     142
   Cash, cash equivalents and short-term investments     224      264     271
   Other............................................     318      268     192
                                                     -------  ------- -------
      Total.........................................  11,593   12,365  12,373
   Less: Investment expenses(1).....................     893    1,243   1,344
                                                     -------  ------- -------
      Net investment income......................... $10,700  $11,122 $11,029
                                                     =======  ======= =======

--------
(1) Excludes amounts related to real estate held-for-sale presented as discontinued operations in accordance with SFAS 144.

  Net Investment (Losses) Gains

   Net investment (losses) gains, including changes in valuation allowances, were as follows:

                                                   Years ended December 31,
                                                   ----------------------
                                                    2002    2001     2000
                                                   -----   ------  -------
                                                    (Dollars in millions)
     Fixed maturities............................. $(862)  $ (644) $(1,437)
     Equity securities............................   230       66      192
     Mortgage loans on real estate................   (21)     (91)     (18)
     Real estate and real estate joint ventures(1)    (6)   1,626      101
     Other limited partnership interests..........    (2)    (161)      (7)
     Sales of businesses..........................    (7)      25      632
     Other........................................  (201)      73       65
                                                   -----   ------  -------
            Total.................................  (869)     894     (472)
     Amounts allocable to:
        Deferred policy acquisition costs.........   (11)     (21)      95
        Participating contracts...................    (7)    (105)    (126)
        Policyholder dividend obligation..........   157      159       85
                                                   -----   ------  -------
            Net investment (losses) gains......... $(730)  $  927  $  (418)
                                                   =====   ======  =======

--------
(1) The amount presented for the year ended December 31, 2002 excludes amounts related to sales of real estate held-for-sale presented as discontinued operations in accordance with SFAS 144.

   Investment gains and losses are net of related policyholder amounts. The amounts netted against investment gains and losses are (i) amortization of deferred policy acquisition costs to the extent that such amortization results from investment gains and losses, (ii) adjustments to participating contractholder accounts when amounts equal to such investment gains and losses are applied to the contractholder's accounts, and (iii) adjustments to the

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES policyholder dividend obligation resulting from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

   Real estate and real estate joint ventures net investment gains for 2001 include $1,630 million related to the sale of real estate to MIAC.

  Net Unrealized Investment Gains

   The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                  Years ended December 31,
                                                 -------------------------
                                                   2002     2001     2000
                                                 -------  -------  -------
                                                   (Dollars in millions)
     Fixed maturities........................... $ 6,713  $ 2,971  $ 1,696
     Equity securities..........................      44      606      744
     Derivatives................................     (24)      71       --
     Other invested assets......................       1       59       58
                                                 -------  -------  -------
            Total...............................   6,734    3,707    2,498
                                                 -------  -------  -------
     Amounts allocable to:
        Future policy benefit loss recognition..  (1,242)     (30)    (284)
        Deferred policy acquisition costs.......    (366)      (6)     113
        Participating contracts.................    (129)    (127)    (133)
        Policyholder dividend obligation........  (1,882)    (708)    (385)
     Deferred income taxes......................  (1,124)  (1,037)    (626)
                                                 -------  -------  -------
            Total...............................  (4,743)  (1,908)  (1,315)
                                                 -------  -------  -------
            Net unrealized investment gains..... $ 1,991  $ 1,799  $ 1,183
                                                 =======  =======  =======

   The changes in net unrealized investment gains were as follows:

                                                                      Years ended December 31,
                                                                      -----------------------
                                                                        2002    2001    2000
                                                                      -------  ------  ------
                                                                       (Dollars in millions)
Balance at January 1................................................. $ 1,799  $1,183  $ (297)
Unrealized investment gains during the year..........................   2,803   1,391   3,298
Unrealized investment (losses) gains relating to:
   Future policy benefit (loss) gain recognition.....................  (1,212)    254     (35)
   Deferred policy acquisition costs.................................    (204)   (128)   (596)
   Participating contracts...........................................      (2)      6     (15)
   Policyholder dividend obligation..................................  (1,174)   (323)   (385)
Deferred income taxes................................................     (72)   (475)   (787)
Unrealized investment gains (losses) of subsidiaries at date of sale,
  net of deferred income taxes.......................................      53    (109)     --
                                                                      -------  ------  ------
Balance at December 31............................................... $ 1,991  $1,799  $1,183
                                                                      =======  ======  ======
Net change in unrealized investment gains............................ $   192  $  616  $1,480
                                                                      =======  ======  ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  Derivative Instruments

   The table below provides a summary of the notional amount and fair value of derivative financial instruments held at December 31, 2002 and 2001:

                                             2002                        2001
                                  --------------------------- ---------------------------
                                           Current Market or             Current Market
                                               Fair Value                or Fair Value
                                  Notional ------------------ Notional ------------------
                                   Amount  Assets Liabilities  Amount  Assets Liabilities
                                  -------- ------ ----------- -------- ------ -----------
Financial futures................ $     4   $ --     $ --     $    --   $ --      $--
Interest rate swaps..............   3,866    196      126       1,823     73        9
Floors...........................     325      9       --         325     11       --
Caps.............................   7,770     --       --       8,010      5       --
Financial forwards...............   1,870     --       12          --     --       --
Foreign currency swaps...........   2,371     92      181       1,925    188       26
Options..........................      78      9       --       1,880      8       12
Foreign currency forwards........       1     --       --          33      4       --
Written covered calls............      --     --       --          40     --       --
Credit default swaps.............     376      2       --         270     --       --
                                  -------   ----     ----     -------   ----      ---
   Total contractual commitments. $16,661   $308     $319     $14,306   $289      $47
                                  =======   ====     ====     =======   ====      ===

   The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2002 and 2001:

                                  December 31, 2001           Terminations/ December 31, 2002
                                   Notional Amount  Additions  Maturities    Notional Amount
                                  ----------------- --------- ------------- -----------------
                                                     (Dollars in millions)
BY DERIVATIVE TYPE
Financial futures................      $    --       $   760     $  756          $     4
Interest rate swaps..............        1,823         3,005        962            3,866
Floors...........................          325            --         --              325
Caps.............................        8,010         3,750      3,990            7,770
Financial forwards...............           --         2,870      1,000            1,870
Foreign currency swaps...........        1,925           760        314            2,371
Options..........................        1,880            55      1,857               78
Foreign currency forwards........           33             1         33                1
Written covered calls............           40            --         40               --
Credit default swaps.............          270           121         15              376
                                       -------       -------     ------          -------
   Total contractual commitments.      $14,306       $11,322     $8,967          $16,661
                                       =======       =======     ======          =======
BY DERIVATIVE STRATEGY
Liability hedging................        9,008         3,817      4,142            8,683
Invested asset hedging...........        4,768         4,488      3,972            5,284
Portfolio hedging................          530         2,104         --            2,634
Forecasted transaction hedging...           --           913        853               60
                                       -------       -------     ------          -------
   Total contractual commitments.      $14,306       $11,322     $8,967          $16,661
                                       =======       =======     ======          =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2002:

                                                     Remaining Life
                          ---------------------------------------------------------------------
                          One Year   After One Year   After Five Years
                          or Less  Through Five Years Through Ten Years After Ten Years  Total
                          -------- ------------------ ----------------- --------------- -------
                                                  (Dollars in millions)
Financial futures........  $    4        $   --            $   --            $ --       $     4
Interest rate swaps......      64         1,887             1,630             285         3,866
Floors...................      --            --               325              --           325
Caps.....................   1,000         6,770                --              --         7,770
Financial forwards.......   1,870            --                --              --         1,870
Foreign currency swaps...      88           962               851             470         2,371
Options..................       3            20                --              55            78
Foreign currency forwards      --             1                --              --             1
Written covered calls....      --            --                --              --            --
Credit default swaps.....      45           331                --              --           376
                           ------        ------            ------            ----       -------
   Total contractual
     commitments.........  $3,074        $9,971            $2,806            $810       $16,661
                           ======        ======            ======            ====       =======

   The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2002 and 2001:

                                2002                        2001
                     --------------------------- ---------------------------
                                  Fair Value                  Fair Value
                     Notional ------------------ Notional ------------------
                      Amount  Assets Liabilities  Amount  Assets Liabilities
                     -------- ------ ----------- -------- ------ -----------
                                      (Dollars in millions)
    BY TYPE OF HEDGE
    Fair value...... $   418   $ --     $ 64     $    --   $ --      $--
    Cash flow.......   3,445     69       72         607     61        1
    Non qualifying..  12,798    239      183      13,699    228       46
                     -------   ----     ----     -------   ----      ---
       Total........ $16,661   $308     $319     $14,306   $289      $47
                     =======   ====     ====     =======   ====      ===

   For the years ended December 2002, 2001 and 2000, the Company recognized net investment income of $23 million, $32 million and $13 million, respectively, from the periodic settlement of interest rate and foreign currency swaps.

   During the year ended December 31, 2002, the Company recognized $30 million in net investment losses related to qualifying fair value hedges. Accordingly, $34 million of unrealized gains on fair value hedged investments were recognized in net investment gains and losses. There were no derivatives designated as fair value hedges during the year ended December 31, 2001. There were no discontinued hedges during the year ended December 31, 2002.

   For the years ended December 31, 2002 and 2001, the amounts accumulated in other comprehensive income relating to cash flow hedges were losses of $24 million and gains of $71 million, respectively. During the year ended December 31, 2002, the Company recognized other comprehensive losses of $142 million relating to the effective portion of cash flow hedges. During the year ended December 31, 2002, $10 million of other comprehensive income and $57 million of other comprehensive losses were reclassified into net investment

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES income and net investment losses, respectively. During the year ended December 31, 2001, $19 million of other comprehensive income was reclassified into net investment income due to the SFAS No. 133 transition adjustment. Approximately $6 million and $12 million of the losses reported in accumulated other comprehensive income at December 31, 2002 are expected to be reclassified during the year ending December 31, 2003 into net investment income and net investment gains and losses, respectively, as the underlying investments mature or expire according to their original terms.

   For the years ended December 31, 2002 and 2001, the Company recognized net investment income of $32 million and $24 million, respectively, and net investment losses of $172 million and net investment gains of $100 million, respectively, from derivatives not qualifying as accounting hedges. The use of these non-speculative derivatives is permitted by the Department.

5.  Fair Value Information

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments were as follows:

                                                                      Notional Carrying Estimated
December 31, 2002                                                      Amount   Value   Fair Value
-----------------                                                     -------- -------- ----------
                                                                         (Dollars in millions)
Assets:
   Fixed maturities..................................................          $124,525  $124,525
   Equity securities.................................................          $  1,286  $  1,286
   Mortgage loans on real estate.....................................          $ 25,353  $ 27,935
   Policy loans......................................................          $  8,047  $  8,047
   Short-term investments............................................          $  1,199  $  1,199
   Cash and cash equivalents.........................................          $  1,106  $  1,106
   Mortgage loan commitments.........................................  $  859  $     --  $     12
   Commitments to fund partnership investments.......................  $1,667  $     --  $     --
Liabilities:
   Policyholder account balances.....................................          $ 34,706  $ 35,063
   Short-term debt...................................................          $    912  $    912
   Long-term debt....................................................          $  2,624  $  2,794
   Payable under securities loaned transactions......................          $ 16,321  $ 16,321
Other:
   Company-obligated mandatorily redeemable securities of subsidiary
     trusts..........................................................          $    277  $    310

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                      Notional Carrying Estimated
December 31, 2001                                                      Amount   Value   Fair Value
-----------------                                                     -------- -------- ----------
                                                                         (Dollars in millions)
Assets:
   Fixed maturities..................................................          $110,601  $110,601
   Equity securities.................................................          $  3,027  $  3,027
   Mortgage loans on real estate.....................................          $ 24,626  $ 25,815
   Policy loans......................................................          $  7,894  $  7,894
   Short-term investments............................................          $  1,168  $  1,168
   Cash and cash equivalents.........................................          $  3,932  $  3,932
   Mortgage loan commitments.........................................  $  532  $     --  $     (4)
   Commitments to fund partnership investments.......................  $1,898  $     --  $     --
Liabilities:
   Policyholder account balances.....................................          $ 47,494  $ 47,833
   Short-term debt...................................................          $    345  $    345
   Long-term debt....................................................          $  2,380  $  2,442
   Payable under securities loaned transactions......................          $ 12,662  $ 12,662
Other:
   Company-obligated mandatorily redeemable securities of subsidiary
     trusts..........................................................          $    276  $    276

   The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  Fixed Maturities and Equity Securities

   The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  Mortgage Loans on Real Estate, Mortgage Loan Commitments and Commitments to Fund Partnership Agreements

   Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership agreements have no stated interest rate and are assumed to have a fair value of zero.

  Policy Loans

   The carrying values for policy loans approximate fair value.

  Cash and Cash Equivalents and Short-term Investments

   The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  Policyholder Account Balances

   The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Short-term and Long-term Debt, Payables Under Securities Loaned Transactions and Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trusts

   The fair values of short-term and long-term debt, payables under securities loaned transactions and Company-obligated mandatorily redeemable securities of subsidiary trusts are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

  Derivative Instruments

   The fair value of derivative instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, floors, foreign currency forwards, caps, floors, options and written covered calls are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  Employee Benefit Plans

  Pension Benefit and Other Benefit Plans

   The Company is both the sponsor and administrator of defined benefit pension plans covering eligible employees and sales representatives of the Company. Retirement benefits are based upon years of credited service and final average earnings history.

   The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company.

                                                             December 31,
                                                    ------------------------------
                                                    Pension Benefits Other Benefits
                                                    --------------   --------------
                                                     2002     2001    2002    2001
                                                    ------   ------  ------  ------
                                                         (Dollars in millions)
Change in projected benefit obligation:
 Projected benefit obligation at beginning of year. $4,426   $4,145  $1,669  $1,542
   Service cost....................................    104      104      36      34
   Interest cost...................................    307      308     123     115
   Acquisitions and divestitures...................   (110)     (12)     --      --
   Actuarial losses................................    307      169     342      66
   Curtailments and terminations...................     (3)     (49)     (2)      9
   Change in benefits..............................     --       29    (168)     --
   Benefits paid...................................   (284)    (268)   (122)    (97)
                                                    ------   ------  ------  ------
 Projected benefit obligation at end of year.......  4,747    4,426   1,878   1,669
                                                    ------   ------  ------  ------
Change in plan assets:
 Contract value of plan assets at beginning of year  4,161    4,619   1,169   1,318
   Actual return on plan assets....................   (185)    (201)    (92)    (49)
   Acquisitions and divestitures...................   (110)     (12)     --      --
   Employer and participant contributions..........    426       23       1       1
   Benefits paid...................................   (284)    (268)   (113)   (101)
                                                    ------   ------  ------  ------
 Contract value of plan assets at end of year......  4,008    4,161     965   1,169
                                                    ------   ------  ------  ------
Under funded.......................................   (739)    (265)   (913)   (500)
Unrecognized net actuarial losses (gains)..........  1,507      693     262    (258)
Unrecognized prior service cost (credit)...........    101      116    (208)    (49)
                                                    ------   ------  ------  ------
Prepaid benefit (accrued) cost..................... $  869   $  544  $ (859) $ (807)
                                                    ======   ======  ======  ======
Qualified plan prepaid pension cost................ $1,164   $  805
Non-qualified plan accrued pension cost............   (341)    (323)
Unamortized prior service cost.....................     --       16
Accumulated other comprehensive loss...............     46       46
                                                    ------   ------
Prepaid benefit cost............................... $  869   $  544
                                                    ======   ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                         Qualified Plan   Non-Qualified Plan       Total
                                        ----------------  -----------------  ----------------
                                          2002     2001    2002      2001      2002     2001
                                        -------  -------   -----     -----   -------  -------
                                                      (Dollars in millions)
Aggregate projected benefit
  obligation........................... $(4,273) $(4,006) $(474)    $(420)   $(4,747) $(4,426)
Aggregate contract value of plan assets
  (principally Company contracts)......   4,008    4,161     --        --      4,008    4,161
                                        -------  -------   -----     -----   -------  -------
(Under) over funded.................... $  (265) $   155  $(474)    $(420)   $  (739) $  (265)
                                        =======  =======   =====     =====   =======  =======

   The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                             Pension Benefits   Other Benefits
                                             ---------------- ------------------
                                              2002    2001       2002     2001
                                             ------ --------- ---------- -------
                                                    (Dollars in millions)
Weighted average assumptions at December 31:
   Discount rate............................ 6.75%  6.9%-7.4% 6.5%-7.25% 6%-7.4%
   Expected rate of return on plan assets...  8%-9%   8%-9%    5.2%-9%    6%-9%
   Rate of compensation increase............ 4%-6%    4%-6%      N/A       N/A

   The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were as follows:

                                                December 31,
                               -----------------------------------------------
                                        2002                    2001
                               ---------------------- ------------------------
  Pre-Medicare eligible claims 9% down to 5% in 2010  9.5% down to 5% in 2010
  Medicare eligible claims.... 11% down to 5% in 2014 11.5% down to 5% in 2014

   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                        One Percent One Percent
                                                         Increase    Decrease
                                                        ----------- -----------
                                                         (Dollars in millions)
Effect on total of service and interest cost components     $10         $10
Effect on accumulated postretirement benefit obligation     $90         $88

   The components of net periodic benefit cost were as follows:

                                                 Pension Benefits     Other Benefits
                                               -------------------  -----------------
                                                2002   2001   2000  2002   2001  2000
                                               -----  -----  -----  ----  -----  ----
                                                        (Dollars in millions)
Service cost.................................. $ 104  $ 104  $  98  $ 36  $  34  $ 29
Interest cost.................................   307    308    291   123    115   113
Expected return on plan assets................  (354)  (402)  (420)  (93)  (108)  (97)
Amortization of prior actuarial losses (gains)    33     (2)   (19)   (9)   (27)  (22)
Curtailment cost (credit).....................    11     21     (3)    4      6     2
                                               -----  -----  -----  ----  -----  ----
Net periodic benefit cost (credit)............ $ 101  $  29  $ (53) $ 61  $  20  $ 25
                                               =====  =====  =====  ====  =====  ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Savings and Investment Plans

   The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $49 million, $55 million and $65 million for the years ended December 31, 2002, 2001 and 2000, respectively.

7.  Closed Block

   On the date of demutualization, Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

   The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

   The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES expected cumulative earnings. Amounts reported for the period after demutualization are as of April 1, 2000 and for the period beginning on April 1, 2000 (the effect of transaction from April 1, 2000 through April 6, 2000 is not considered material).

   Closed block liabilities and assets designated to the closed block are as follows:

                                                                                               December 31,
                                                                                             --------------------
                                                                                               2002       2001
                                                                                              -------    -------
                                                                                             (Dollars in millions)
CLOSED BLOCK LIABILITIES
Future policy benefits...................................................................... $41,207    $40,325
Other policyholder funds....................................................................     279        321
Policyholder dividends payable..............................................................     719        757
Policyholder dividend obligation............................................................   1,882        708
Payables under securities loaned transactions...............................................   4,851      3,350
Other liabilities...........................................................................     433         90
                                                                                              -------    -------
       Total closed block liabilities.......................................................  49,371     45,551
                                                                                              -------    -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
   Fixed maturities available-for-sale, at fair value (amortized cost: $28,334 and $25,761,
     respectively)..........................................................................  29,981     26,331
   Equity securities, at fair value (amortized cost: $236 and $240, respectively)...........     218        282
   Mortgage loans on real estate............................................................   7,032      6,358
   Policy loans.............................................................................   3,988      3,898
   Short-term investments...................................................................      24        170
   Other invested assets....................................................................     604        159
                                                                                              -------    -------
       Total investments....................................................................  41,847     37,198
Cash and cash equivalents...................................................................     435      1,119
Accrued investment income...................................................................     540        550
Deferred income taxes.......................................................................   1,151      1,060
Premiums and other receivables..............................................................     130        244
                                                                                              -------    -------
       Total assets designated to the closed block..........................................  44,103     40,171
                                                                                              -------    -------
Excess of closed block liabilities over assets designated to the closed block...............   5,268      5,380
                                                                                              -------    -------
Amounts included in accumulated other comprehensive loss:
   Net unrealized investment gains, net of deferred income tax of $577 and $219,
     respectively...........................................................................   1,047        389
   Unrealized derivative gains, net of deferred income tax of $7 and $9, respectively.......      13         17
   Allocated to policyholder dividend obligation, net of deferred income tax of $668 and
     $255, respectively.....................................................................  (1,214)      (453)
                                                                                              -------    -------
                                                                                                (154)       (47)
                                                                                              -------    -------
Maximum future earnings to be recognized from closed block assets and liabilities........... $ 5,114    $ 5,333
                                                                                              =======    =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Information regarding the policyholder dividend obligation is as follows:



                                                                                      For the period
                                                                        Years ended   April 7, 2000
                                                                        December 31,     through
                                                                       -------------   December 31,
                                                                        2002    2001       2000
                                                                       ------  -----  --------------
                                                                           (Dollars in millions)
Balance at beginning of period........................................ $  708  $ 385       $ --
Impact on net income before amounts allocable to policyholder dividend
  obligation..........................................................    157    159         85
Net investment losses.................................................   (157)  (159)       (85)
Change in unrealized investment and derivative gains..................  1,174    323        385
                                                                       ------  -----       ----
Balance at end of period.............................................. $1,882  $ 708       $385
                                                                       ======  =====       ====

   Closed block revenues and expenses were as follows:

                                                                                             For the period
                                                                               Years ended   April 7, 2000
                                                                               December 31,     through
                                                                              -------------   December 31,
                                                                               2002   2001        2000
                                                                              ------ ------  --------------
                                                                                  (Dollars in millions)
REVENUES
Premiums..................................................................... $3,551 $3,658      $2,900
Net investment income and other revenues.....................................  2,568  2,555       1,789
Net investment gains (losses) (net of amounts allocable to the policyholder
  dividend obligation of $(157), $(159) and $(85), respectively).............    168    (20)       (150)
                                                                              ------ ------      ------
   Total revenues............................................................  6,287  6,193       4,539
                                                                              ------ ------      ------
EXPENSES
Policyholder benefits and claims.............................................  3,770  3,862       2,874
Policyholder dividends.......................................................  1,573  1,544       1,132
Change in policyholder dividend obligation (excludes amounts directly related
  to net investment losses of $(157), $(159) and $(85), respectively)........    157    159          85
Other expenses...............................................................    310    352         265
                                                                              ------ ------      ------
   Total expenses............................................................  5,810  5,917       4,356
                                                                              ------ ------      ------
Revenues net of expenses before income taxes.................................    477    276         183
Income taxes.................................................................    173     97          67
                                                                              ------ ------      ------
Revenues net of expenses and income taxes.................................... $  304 $  179      $  116
                                                                              ====== ======      ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The change in maximum future earnings of the closed block was as follows:

                                                          For the period
                                            Years ended   April 7, 2000
                                           December 31,      through
                                          --------------   December 31,
                                           2002    2001        2000
                                          ------  ------  --------------
                                              (Dollars in millions)
       Balance at the end of period...... $5,114  $5,333      $5,512
       Less:
          Reallocation of assets.........     85      --          --
          Balance at beginning of period.  5,333   5,512       5,628
                                          ------  ------      ------
       Change during period.............. $ (304) $ (179)     $ (116)
                                          ======  ======      ======

   During the year ended December 31, 2002, the allocation of assets to the closed block was revised to appropriately classify assets in accordance with the plan of demutualization. The reallocation of assets had no impact on consolidated assets or liabilities.

   Metropolitan Life charges the closed block with Federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of demutualization. Metropolitan Life also charges the closed block for expenses of maintaining the policies included in the closed block.

   Many of the derivative instrument strategies used by the Company are also used for the closed block. The table below provides a summary of the notional amount and fair value of derivatives by hedge accounting classification at:

                          December 31, 2002           December 31, 2001
                     --------------------------- ---------------------------
                                  Fair Value                  Fair Value
                     Notional ------------------ Carrying ------------------
                      Amount  Assets Liabilities  Value   Assets Liabilities
                     -------- ------ ----------- -------- ------ -----------
                                      (Dollars in millions)
    By Type of Hedge
    Fair value......   $ --    $--       $--       $ --    $--       $--
    Cash flow.......    128      2        11        171     22        --
    Non-qualifying..    258     32         2        112     13         5
                       ----    ---       ---       ----    ---       ---
       Total........   $386    $34       $13       $283    $35       $ 5
                       ====    ===       ===       ====    ===       ===

   The amounts accumulated in other comprehensive loss relating to cash flow hedges were gains of $21 million for both the years ended December 31, 2002 and 2001. During the year ended December 31, 2002, the Company recognized other comprehensive gains of $4 million relating to the effective portion of cash flow hedges. Reclassifications are recognized over the life of the hedged item. During the year ended December 31, 2002, $4 million of other comprehensive loss was reclassified into net investment income. Approximately $3 million of the gains reported in accumulated other comprehensive loss is expected to be reclassified into net investment income during the year ending December 31, 2003, as the underlying investments mature or expire according to their original terms.

   For the years ended December 31, 2002 and 2001, the Company recognized net investment losses of $11 million and net investment gains of $5 million, respectively, from derivatives not qualifying as accounting hedges. The use of these non-speculative derivatives is permitted by the Department.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, resulted in $11 million of other comprehensive income, net of income taxes of $6 million.

8.  Separate Accounts

   Separate accounts include two categories of account types: non-guaranteed separate accounts totaling $39,157 million and $48,912 million at December 31, 2002 and 2001, respectively, for which the policyholder assumes the investment risk, and guaranteed separate accounts totaling $14,755 million and $13,802 million at December 31, 2002 and 2001, respectively, for which the Company contractually guarantees either a minimum return or account value to the policyholder.

   Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $463 million, $564 million and $667 million for the years ended December 31, 2002, 2001 and 2000, respectively. Guaranteed separate accounts consisted primarily of Met Managed Guaranteed Interest Contracts and participating close out contracts. The average interest rates credited on these contracts were 4.8% and 7.0% at December 31, 2002 and 2001, respectively. The assets that support these liabilities were comprised of $12,531 million and $11,888 million in fixed maturities at December 31, 2002 and 2001, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of early withdrawals to invest in instruments yielding a higher return, these investment products carry a graded surrender charge as well as a market value adjustment.

9.  Debt

   Debt consisted of the following:

                                                                                  December 31,
                                                                                  -------------
                                                                                   2002   2001
                                                                                  ------ ------
                                                                                   (Dollars in
                                                                                    millions)
Surplus notes, interest rates ranging from 6.30% to 7.88%, maturity dates ranging from 2003 to 2025.............................................................. $1,632 $1,630
Capital notes payable to the Holding Company, interest rate of 7.13%, maturity
  dates ranging from 2032 to 2033................................................    500     --
Senior notes, interest rates ranging from 6.75% to 7.25%, maturity dates ranging
  from 2006 to 2011..............................................................    298    298
Investment related exchangeable debt, interest rate of 4.90%.....................     --    195
Fixed rate notes, interest rates ranging from 4.39% to 12.00%, maturity dates
  ranging from 2005 to 2019......................................................     33     87
Capital lease obligations........................................................     21     23
Other notes with varying interest rates..........................................    140    147
                                                                                  ------ ------
Total long-term debt.............................................................  2,624  2,380
Total short-term debt............................................................    912    345
                                                                                  ------ ------
   Total......................................................................... $3,536 $2,725
                                                                                  ====== ======

   The Company maintains committed and unsecured credit facilities aggregating $2,434 million ($1,140 million expiring in 2003 and $1,294 million expiring in 2005). If these facilities were drawn upon, they would bear interest at rates stated in the agreements. The facilities can be used for general corporate purposes and also

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES provide support for the Company's commercial paper program. At December 31, 2002, the Company had drawn approximately $28 million under the facilities expiring in 2005 at interest rates ranging from 4.39% to 5.57%. At December 31, 2002, the Company had approximately $508 million in letters of credit from various banks.

   Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the $300 million 7.45% surplus notes due 2023 may be redeemed, in whole or in part, at the election of Metropolitan Life at any time on or after November 1, 2003 and, if redeemed prior to November 2013, would include a premium.

   The investment-related exchangeable debt instrument is payable in cash or by delivery of an underlying security owned by the Company. The amount of the debt payable at maturity is greater than the principal of the debt if the market value of the underlying security appreciates above certain levels at the date of debt repayment as compared to the market value of the underlying security at the date of debt issuance. At December 31, 2001, the underlying security pledged as collateral had a market value of $240 million.

   The aggregate maturities of long-term debt for the Company are $405 million in 2003, $9 million in 2004, $392 million in 2005, $100 million in 2006, $4 million in 2007 and $1,714 million thereafter.

   Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 1.4% and a weighted average maturity of 63 days at December 31, 2002. Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 2.1% and a weighted average maturity of 87 days at December 31, 2001. The Company also has other collaterlized borrowings with a weighted average coupon rate of 5.83% and a weighted average maturity of 34 days at December 31, 2002. Such securities had a weighted average coupon rate of 7.25% and a weighted average maturity of 30 days at December 31, 2001.

   Interest expense related to the Company's indebtedness included in other expenses was $208 million, $313 million and $417 million for the years ended December 31, 2002, 2001 and 2000, respectively.

10.  Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trusts

   GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $119 million and $118 million, net of unamortized discounts of $6 million and $7 million at December 31, 2002 and 2001, respectively. Interest expense on these instruments is included in other expenses and was $11 million for each of the years ended December 31, 2002, 2001 and 2000.

   RGA Capital Trust I. In December 2001, a subsidiary of the Company, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051, and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $158 million, net of unamortized discount of $67 million, at both December 31, 2002 and 2001.

11.  Commitments, Contingencies and Guarantees

  Litigation

   Sales Practices Claims

   Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual") and General American Life Insurance Company ("General American") have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

   In December 1999, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. The class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates.

   Similar sales practices class actions against New England Mutual, with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, have been settled. In October 2000, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by New England Mutual between January 1, 1983 through August 31, 1996. The class includes owners of approximately 600,000 in-force or terminated policies. A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by General American between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement. The class includes owners of approximately 250,000 in-force or terminated policies. Implementation of the General American class action settlement is proceeding.

   Certain class members have opted out of the class action settlements noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits have been brought. As of December 31, 2002, there are approximately 420 sales practices lawsuits pending against Metropolitan Life, approximately 60 sales practices lawsuits pending against New England Mutual and approximately 35 sales practices lawsuits pending against General American. Metropolitan Life, New England Mutual and General American continue to defend themselves vigorously against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

   The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada, and these actions remain pending. In March 2002, a purported class action complaint was filed in a federal court in Kansas by S-G Metals Industries, Inc. ("S-G Metals") against New England Mutual. The complaint seeks certification of a class on behalf of corporations and

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES banks that purchased participating life insurance policies, as well as persons who purchased participating policies for use in pension plans or through work site marketing. These policyholders were not part of the New England Mutual class action settlement noted above. The action was transferred to a federal court in Massachusetts. New England Mutual moved to dismiss the case and in November 2002, the federal district court dismissed the case. S-G Metals has filed a notice of appeal. New England Mutual intends to continue to defend itself vigorously against the case.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life, New England Mutual and General American.

   Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England Mutual's or General American's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

   Asbestos-Related Claims

   Metropolitan Life is a defendant in thousands of lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits have principally been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and alleging that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life believes that it should not have legal liability in such cases.

   Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. Although Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse monetary judgments in respect of these claims, due to the risks and expenses of litigation, almost all past cases have been resolved by settlements. Metropolitan Life's defenses (beyond denial of certain factual allegations) to plaintiffs' claims include that: (i) Metropolitan Life owed no duty to the plaintiffs--it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs cannot demonstrate justifiable detrimental reliance; and (iii) plaintiffs cannot demonstrate proximate causation. In defending asbestos cases, Metropolitan Life selects various strategies depending upon the jurisdictions in which such cases are brought and other factors which, in Metropolitan Life's judgment, best protect Metropolitan Life's interests. Strategies include seeking to settle or compromise claims, motions challenging the legal or factual basis for such claims or defending on the merits at trial. In early 2002 and in early 2003, two trial courts granted motions dismissing claims against Metropolitan Life on some or all of the above grounds. Other courts have denied motions brought by Metropolitan Life to dismiss cases without the necessity of trial. There can be no assurance that Metropolitan Life will receive favorable decisions on motions in the future. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table sets forth the total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the number of new claims during the years ended on those dates and the total settlement payments made to resolve asbestos personal injury claims during those years:

                                                             At or for the years ended
                                                                   December 31,
                                                             ------------------------
                                                               2002     2001    2000
                                                             --------  ------- -------
Asbestos personal injury claims at year end (approximate)...  106,500   89,000  73,000
Number of new claims during the year (approximate)..........   66,000   59,500  54,500
Settlement payments during the year (dollars in millions)(1) $   95.1  $  90.7 $  71.1

--------
(1) Settlement payments represent payments made by Metropolitan Life during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   During the fourth quarter of 2002, Metropolitan Life analyzed its claims experience and reviewed external publications and numerous variables to identify trends and assessed their impact on its recorded asbestos liability. Certain publications suggest a trend towards more asbestos-related claims and a greater awareness of asbestos litigation generally by potential plaintiffs and plaintiffs' lawyers. Plaintiffs' lawyers continue to advertise heavily with respect to asbestos litigation. Bankruptcies and reorganizations of other defendants in asbestos litigation may increase the pressures on remaining defendants, including Metropolitan Life. Through the first nine months of 2002, the number of new claims received by Metropolitan Life was lower than those received during the comparable 2001 period. However, the number of new claims received by Metropolitan Life during the fourth quarter of 2002 was significantly higher than those received in the prior year quarter, resulting in more new claims being received by Metropolitan Life in 2002 than in 2001. Factors considered also included expected trends in filing cases, the dates of initial exposure of plaintiffs to asbestos, the likely percentage of total asbestos claims which included Metropolitan Life as a defendant and experience in claims settlement negotiations.

   Metropolitan Life also considered views derived from actuarial calculations it made in the fourth quarter of 2002. These calculations were made using, among other things, current information regarding Metropolitan Life's claims and settlement experience, information available in public reports, as well as a study regarding the possible future incidence of mesothelioma. Based on all of the above information, including greater than expected claims experience over the last three years, Metropolitan Life expects to receive more claims in the future than it had previously expected. Previously, Metropolitan Life's liability reflected that the increase in asbestos-related claims was a result of an acceleration in the reporting of such claims; the liability now reflects that such an increase is also the result of an increase in the total number of asbestos-related claims expected to be received by Metropolitan Life. Accordingly, Metropolitan Life increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million at December 31, 2002. This total recorded asbestos-related liability (after the self-insured retention) is within the coverage of the excess insurance policies discussed below.

   During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to the Company at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to the Company if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. A claim will be made under the excess insurance policies in 2003 for the amounts paid with respect to asbestos litigation in excess of the retention. Based on performance of the reference fund, at December 31, 2002, the loss reimbursements to the Company in 2003 and the amount recoverable with respect to later periods will be $42 million less than the amount of the recorded losses. Such foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. The foregone loss reimbursements are estimated to be $9 million with respect to 2002 claims and $42 million in the aggregate.

   The $402 million increase in the recorded liability for asbestos claims less the foregone loss reimbursement adjustment of $42 million ($27 million net of income tax) resulted in an increase in the recoverable of $360 million. At December 31, 2002, a portion ($136 million) of the $360 million recoverable was recognized in income while the remainder ($224 million) was recorded as a deferred gain which is expected to be recognized in income in the future over the estimated settlement period of the excess insurance policies. The $402 million increase in the recorded liability, less the portion of the recoverable recognized in income, resulted in a net expense of $266 million ($169 million net of income tax). The $360 million recoverable may change depending on the future performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

   As a result of the excess insurance policies, $1,237 million is recorded as a recoverable at December 31, 2002 ($224 million of which is recorded as a deferred gain as mentioned above); the amount includes recoveries expected to be obtained in 2003 for amounts paid in 2002. If at some point in the future, the Company believes the liability for probable and estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. The ability of Metropolitan Life to estimate its ultimate asbestos exposure is subject to considerable uncertainty due to numerous factors. The availability of data is limited and it is difficult to predict with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts.

   Recent bankruptcies of other companies involved in asbestos litigation, as well as advertising by plaintiffs' asbestos lawyers, may be resulting in an increase in the number of claims and the cost of resolving claims, as well as the number of trials and possible adverse verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of such recent bankruptcies by certain other defendants. It is likely that bills will be introduced in 2003 in the United States Congress to reform asbestos litigation. While the Company strongly supports reform efforts, there can be no assurance that legislative reforms will be enacted. Metropolitan Life will continue to study its claims experience, review external literature regarding asbestos claims experience in the United States and consider numerous variables that can affect its asbestos liability exposure, including bankruptcies of other companies involved in asbestos litigation and legislative and judicial developments, to identify trends and to assess their impact on the recorded asbestos liability.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain. Accordingly, it is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements and that future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, it does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

   Property and Casualty Actions

   Purported class action suits involving claims by policyholders for the alleged diminished value of automobiles after accident-related repairs have been filed in Rhode Island, Texas, Georgia and Tennessee against Metropolitan Property and Casualty Insurance Company. Rhode Island and Texas trial courts denied plaintiffs' motions for class certification and a hearing on plaintiffs' motion in Tennessee for class certification is to be scheduled. A settlement has been reached in the Georgia class action; the Company determined to settle the case in light of a Georgia Supreme Court decision involving another insurer. The settlement is being implemented. A purported class action has been filed against Metropolitan Property and Casualty Insurance Company's subsidiary, Metropolitan Casualty Insurance Company, in Florida. The complaint alleges breach of contract and unfair trade practices with respect to allowing the use of parts not made by the original manufacturer to repair damaged automobiles. Discovery is ongoing and a motion for class certification is pending. Total loss valuation methods are the subject of national class actions involving other insurance companies. A Pennsylvania state court purported class action lawsuit filed in 2001 alleges that Metropolitan Property and Casualty Insurance Company improperly took depreciation on partial homeowner losses where the insured replaced the covered item. The court has dismissed the action. An appeal has been filed. Metropolitan Property and Casualty Insurance Company and Metropolitan Casualty Insurance Company are vigorously defending themselves against these lawsuits.

   Demutualization Actions

   Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions name as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the Superintendent and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. Five purported class actions pending in the New York state court in New York County were consolidated within the commercial part. In addition, there remained a separate purported class action in New York state court in New York County. Another purported class action in New York state court in Kings County has been voluntarily held in abeyance by plaintiffs. The plaintiffs in the state court class actions seek injunctive, declaratory and compensatory relief, as well as an accounting and, in some instances, punitive damages. Some of the plaintiffs in the above described actions also have brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the Superintendent who approved the plan. In this proceeding, petitioners seek to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the plan. This case also is being held in abeyance by plaintiffs. Another purported class action was filed in New York state court in New York County on behalf of a purported class of beneficiaries of Metropolitan Life annuities purchased to fund structured settlements claiming that the class members should have received common stock or cash in connection with the demutualization. Metropolitan Life's motion to dismiss this case was granted in a decision filed on October 31, 2002. Plaintiff has withdrawn her notice of appeal. Three purported class actions were filed in the United States District Court for the Eastern District of New York claiming violation of the Securities Act of 1933. The plaintiffs in these actions, which have been consolidated, claim that the Policyholder Information Booklets relating to the plan failed to disclose certain material facts and seek rescission and compensatory damages. Metropolitan Life's motion to dismiss these three cases was denied in 2001. On February 4, 2003, plaintiffs filed a consolidated amended complaint adding a fraud

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES claim under the Securities Exchange Act of 1934. A purported class action also was filed in the United States District Court for the Southern District of New York seeking damages from Metropolitan Life and the Holding Company for alleged violations of various provisions of the Constitution of the United States in connection with the plan of reorganization. In 2001, pursuant to a motion to dismiss filed by Metropolitan Life, this case was dismissed by the District Court. In January 2003, the United States Court of Appeals for the Second Circuit affirmed the dismissal. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

   In 2001, a lawsuit was filed in the Superior Court of Justice, Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest vigorously all of plaintiffs' claims in this matter.

   In July 2002, a lawsuit was filed in the United States District Court for the Eastern District of Texas on behalf of a proposed class comprised of the settlement class in the Metropolitan Life sales practices class action settlement approved in December 1999 by the United States District Court for the Western District of Pennsylvania. The Holding Company, Metropolitan Life, the trustee of the policyholder trust, and certain present and former individual directors and officers of Metropolitan Life are named as defendants. Plaintiffs' allegations concern the treatment of the cost of the settlement in connection with the demutualization of Metropolitan Life and the adequacy and accuracy of the disclosure, particularly with respect to those costs. Plaintiffs seek compensatory, treble and punitive damages, as well as attorneys' fees and costs. The defendants' motion to transfer the lawsuit to the Western District of Pennsylvania was granted on February 14, 2003. The defendants' motion to dismiss is pending. Plaintiffs have filed a motion for class certification which the Texas court has adjourned. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest them vigorously.

   Race-Conscious Underwriting Claims

   Insurance Departments in a number of states initiated inquiries in 2000 about possible race-conscious underwriting of life insurance. These inquiries generally have been directed to all life insurers licensed in their respective states, including Metropolitan Life and certain of its subsidiaries. The New York Insurance Department has concluded its examination of Metropolitan Life concerning possible past race-conscious underwriting practices. Metropolitan Life has cooperated fully with that inquiry. Four purported class action lawsuits filed against Metropolitan Life in 2000 and 2001 alleging racial discrimination in the marketing, sale, and administration of life insurance policies have been consolidated in the United States District Court for the Southern District of New York. The plaintiffs seek unspecified monetary damages, punitive damages, reformation, imposition of a constructive trust, a declaration that the alleged practices are discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices and adjust policy values, and other relief. Metropolitan Life has entered into settlement agreements to resolve the regulatory examination and the actions pending in the United States District Court for the Southern District of New York. The class action settlement, which has received preliminary approval from the court, must receive final approval before it can be implemented. A fairness hearing was held on February 7, 2003. The regulatory settlement agreement is conditioned upon final approval of the class action settlement. Metropolitan Life recorded a charge in the fourth quarter of 2001 in connection with the anticipated resolution of these matters and believes that charge is adequate to cover the costs associated with these settlements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Sixteen lawsuits involving approximately 125 plaintiffs have been filed in federal and state court in Alabama, Mississippi and Tennessee alleging federal and/or state law claims of racial discrimination in connection with the sale, formation, administration or servicing of life insurance policies. Metropolitan Life is contesting vigorously plaintiffs' claims in these actions.

   Other

   In 2001, a putative class action was filed against Metropolitan Life in the United States District Court for the Southern District of New York alleging gender discrimination and retaliation in the MetLife Financial Services unit of the Individual segment. The plaintiffs seek unspecified compensatory damages, punitive damages, a declaration that the alleged practices are discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices, an order restoring class members to their rightful positions (or appropriate compensation in lieu thereof), and other relief. Metropolitan Life is vigorously defending itself against these allegations.

   A lawsuit has been filed against Metropolitan Life in Ontario, Canada by Clarica Life Insurance Company regarding the sale of the majority of Metropolitan Life's Canadian operation to Clarica in 1998. Clarica alleges that Metropolitan Life breached certain representations and warranties contained in the sale agreement, that Metropolitan Life made misrepresentations upon which Clarica relied during the negotiations and that Metropolitan Life was negligent in the performance of certain of its obligations and duties under the sale agreement. Metropolitan Life is vigorously defending itself against this lawsuit.

   A putative class action lawsuit is pending in the United States District Court for the District of Columbia, in which plaintiffs allege that they were denied certain ad hoc pension increases awarded to retirees under the Metropolitan Life retirement plan. The ad hoc pension increases were awarded only to retirees (i.e., individuals who were entitled to an immediate retirement benefit upon their termination of employment) and were not available to individuals like plaintiffs whose employment, or whose spouses' employment, had terminated before they became eligible for an immediate retirement benefit. The district court denied the parties' cross-motions for summary judgment to allow for discovery. Discovery has not yet commenced pending the court's ruling as to the timing of a class certification motion. The plaintiffs seek to represent a class consisting of former Metropolitan Life employees, or their surviving spouses, who are receiving deferred vested annuity payments under the retirement plan and who were allegedly eligible to receive the ad hoc pension increases awarded in 1977, 1980, 1989, 1992, 1996 and 2001, as well as increases awarded in earlier years. Metropolitan Life is vigorously defending itself against these allegations.

   A reinsurer of universal life policy liabilities of Metropolitan Life and certain affiliates is seeking rescission and has commenced an arbitration proceeding claiming that, during underwriting, material misrepresentations or omissions were made. The reinsurer also has sent a notice purporting to increase reinsurance premium rates. Metropolitan Life and these affiliates intend to vigorously defend themselves against the claims of the reinsurer, including the purported rate increase.

   Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Summary

   It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Leases

   In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements were as follows:

                    Rental Income Sublease Income Gross Rental Payments
                    ------------- --------------- ---------------------
                                   (Dollars in millions)
         2003......    $  540           $14               $184
         2004......       510            12                160
         2005......       464            11                145
         2006......       428            10                130
         2007......       379             9                114
         Thereafter     1,724             8                643

  Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1,667 million and $1,898 million at December 31, 2002 and 2001, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

  Guarantees

   In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

   In the context of disposition transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $1 million to $800 million, while in other cases such limitations are not specified or applicable. Since certain of

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

   In addition, Metropolitan Life and its subsidiaries indemnify their respective directors and officers as provided in their charters and by-laws. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

   The Company has not recorded any liability for these indemnities, guarantees and commitments in the accompanying consolidated balance sheets at December 31, 2002 or 2001.

12.  Acquisitions and Dispositions

  Dispositions

   In December 2002, the Company completed its sales of Cova Corporation, MetLife Investors Group, Inc., MetLife International Holdings, Inc., Walnut Street Securities, Inc., Seguros Genesis S.A., MetLife Pensiones S.A. and Metropolitan Life Seguros de Vida S.A. to the Holding Company. The amount received in excess of book value of $149 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $17,853 million and $16,545 million, respectively. Total revenues of the entities sold included in the consolidated statements of income were $1,648 million, $1,463 million, and $1,256 million for the years ended December 31, 2002, 2001 and 2000, respectively.

   In December 2001, the Company completed its sale of MIAC to the Holding Company. The amount received in excess of book value of $96 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of MIAC at the date of sale were $6,240 million and $5,219 million, respectively. Total revenues of MIAC included in the consolidated statements of income were $391 million and $509 million for the years ended December 31, 2001 and 2000, respectively.

   In July 2001, the Company completed its sale of Conning Corporation ("Conning"), an affiliate acquired in the acquisition of GenAmerica Financial Corporation ("GenAmerica"). Conning specialized in asset management for insurance company investment portfolios and investment research. The Company received $108 million in the transaction and reported a gain of approximately $25 million in the third quarter of 2001.

   In October 2000, the Company completed the sale of its 48% ownership interest in its affiliates, Nvest, L.P. and Nvest Companies L.P. This transaction resulted in an investment gain of $663 million.

  Acquisitions

   In January 2000, Metropolitan Life completed its acquisition of GenAmerica, a holding company which included General American Life Insurance Company, approximately 49% of the outstanding shares of RGA common stock, and 61% of the outstanding shares of Conning common stock which was subsequently sold in 2001. Metropolitan Life owned 9% of the outstanding shares of RGA common stock prior to the completion of the GenAmerica acquisition. During 2002, MetLife, Inc. purchased additional shares of RGA's outstanding common stock. These purchases are intended to offset potential future dilution of the Company's holding of RGA's common stock arising from the issuance by RGA of company-obligated mandatorily redeemable securities of a subsidiary trust on December 10, 2001. At December 31, 2002 and 2001, Metropolitan Life's ownership percentage of the outstanding shares of common stock was approximately 58%.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In April 2000, Metropolitan Life acquired the outstanding shares of Conning common stock not already owned by Metropolitan Life for $73 million. The shares of Conning were subsequently sold in their entirety in July 2001.

13.  Business Realignment Initiatives

   During the fourth quarter of 2001, the Company implemented several business realignment initiatives, which resulted from a strategic review of operations and an ongoing commitment to reduce expenses. The following tables represent the original expenses recorded in the fourth quarter of 2001 and the remaining liability as of December 31, 2002:

                                      Pre-tax Charges Recorded in the Fourth Quarter of 2001
                                      ------------------------------------------------------
                                      Institutional    Individual    Auto & Home    Total
                                      -------------    ----------    -----------    -----
                                                (Dollars in millions)
Severance and severance-related costs     $  9            $32            $ 3        $ 44
Facilities' consolidation costs......        3             65             --          68
Business exit costs..................      387             --             --         387
                                          ----            ---            ---        ----
   Total.............................     $399            $97            $ 3        $499
                                          ====            ===            ===        ====

                                      Remaining Liability as of December 31, 2002
                                      ------------------------------------------------------
                                      Institutional    Individual    Auto & Home    Total
                                      -------------    ----------    -----------    -----
                                                (Dollars in millions)
Severance and severance-related costs     $ --            $ 1            $--        $  1
Facilities' consolidation costs......       --             13             --          13
Business exit costs..................       40             --             --          40
                                          ----            ---            ---        ----
   Total.............................     $ 40            $14            $--        $ 54
                                          ====            ===            ===        ====

   The 2001 facilities' consolidation costs include $15 million of charges related to MetLife Investors Group, Inc., a subsidiary sold to the Holding Company in December 2002. The remaining liability as of December 31, 2002 related to this subsidiary, which is not included in the above table, was $4 million.

   Institutional. The charges to this segment in the fourth quarter of 2001 include costs associated with exiting a business, including the write-off of goodwill, severance and severance-related costs, and facilities' consolidation costs. These expenses are the result of the discontinuance of certain 401(k) recordkeeping services and externally-managed guaranteed index separate accounts. These actions resulted in charges to policyholder benefits and claims and other expenses of $215 million and $184 million, respectively. During the fourth quarter of 2002, approximately $30 million of the charges recorded in 2001 were released into income primarily as a result of the accelerated implementation of the Company's exit from the large market 401(k) business. The business realignment initiatives will result in the elimination of approximately 930 positions. As of December 31, 2002, there were approximately 340 terminations to be completed. The Company continues to carry a liability as of December 31, 2002 since the exit plan could not be completed within one year due to circumstances outside the Company's control, and since certain of its contractual obligations extended beyond one year.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Individual. The charges to this segment in the fourth quarter of 2001 include facilities' consolidation costs, severance and severance-related costs, which predominately stem from the elimination of approximately 560 non-sales positions and 190 operations and technology positions supporting this segment. As of December 31, 2002, there were approximately 25 terminations to be completed. These costs were recorded in other expenses. The remaining liability as of December 31, 2002 is due to certain contractual obligations that extended beyond one year.

   Auto & Home. The charges to this segment in the fourth quarter of 2001 include severance and severance-related costs associated with the elimination of approximately 200 positions. All terminations were completed as of December 31, 2002. The costs were recorded in other expenses.

14.  Income Taxes

   The provision for income taxes for continuing operations was as follows:

                                            Years ended December 31,
                                            -----------------------
                                             2002    2001     2000
                                             -----   ----    -----
                                            (Dollars in millions)
                 Current:
                    Federal................ $ 841    $(22)   $(131)
                    State and local........   (18)     (4)      34
                    Foreign................    (5)     15        5
                                             -----    ----   -----
                                              818     (11)     (92)
                                             -----    ----   -----
                 Deferred:
                    Federal................  (322)    775      513
                    State and local........    17      32        8
                    Foreign................    12       1        6
                                             -----    ----   -----
                                             (293)    808      527
                                             -----    ----   -----
                 Provision for income taxes $ 525    $797    $ 435
                                             =====    ====   =====

   Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes for continuing operations were as follows:

                                                     Years ended December 31,
                                                     -----------------------
                                                     2002    2001     2000
                                                     ----    ----     -----
                                                     (Dollars in millions)
        Tax provision at U.S. statutory rate........ $590    $771    $ 457
        Tax effect of:
           Tax exempt investment income.............  (86)    (82)     (52)
           Surplus tax..............................   --      --     (145)
           State and local income taxes.............   21      35       30
           Prior year taxes.........................   (8)     36      (37)
           Demutualization costs....................   --      --       21
           Payment to former Canadian policyholders.   --      --      114
           Sales of businesses......................   --       5       31
           Other, net...............................    8      32       16
                                                      ----    ----    -----
        Provision for income taxes.................. $525    $797    $ 435
                                                      ====    ====    =====

   Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Net deferred income tax assets and liabilities consisted of the following:


                                                        December 31,
                                                      --------------------
                                                        2002       2001
                                                       -------    -------
                                                      (Dollars in millions)
         Deferred income tax assets:
            Policyholder liabilities and receivables. $ 3,020    $ 3,033
            Net operating losses.....................     187        318
            Employee benefits........................      --        123
            Litigation related.......................      95        279
            Other....................................     286        438
                                                       -------    -------
                                                        3,588      4,191
            Less: Valuation allowance................      14        114
                                                       -------    -------
                                                        3,574      4,077
                                                       -------    -------
         Deferred income tax liabilities:............
            Investments..............................   1,597      2,053
            Deferred policy acquisition costs........   2,699      2,756
            Employee benefits........................      65         --
            Net unrealized investment gains..........   1,124      1,037
            Other....................................      36        124
                                                       -------    -------
                                                        5,521      5,970
                                                       -------    -------
         Net deferred income tax liability........... $(1,947)   $(1,893)
                                                       =======    =======

   Domestic net operating loss carryforwards amount to $503 million at December 31, 2002 and will expire beginning in 2019. Foreign net operating loss carryforwards amount to $42 million at December 31, 2002 and were generated in various foreign countries with expiration periods of five years to infinity.

   The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

   The Internal Revenue Service has audited the Company for the years through and including 1996. The Company is being audited for the years 1997, 1998, and 1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

15.  Reinsurance

   The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes through its various franchises. This practice was initiated by different franchises for different products starting at various points in time between 1992 and 2000. Risks in excess of $25 million on single life policies and $30 million on survivorship policies are 100% coinsured. In addition, in 1998, the Company reinsured substantially all of the

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES mortality risk on its universal life policies issued since 1983. RGA retains a maximum of $4 million of coverage per individual life with respect to its assumed reinsurance business. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which are an inherent risk of the property and casualty business and could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

   The Company has also protected itself through the purchase of combination risk coverage. This reinsurance coverage pools risks from several lines of business and includes individual and group life claims in excess of $2 million per policy, as well as excess property and casualty losses, among others.

   See Note 11 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

   The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                             Years ended December 31,
                                                            -------------------------
                                                              2002     2001     2000
                                                            -------  -------  -------
                                                              (Dollars in millions)
Direct premiums............................................ $17,811  $16,257  $15,661
Reinsurance assumed........................................   2,973    2,786    2,858
Reinsurance ceded..........................................  (2,314)  (2,020)  (2,256)
                                                            -------  -------  -------
Net premiums............................................... $18,470  $17,023  $16,263
                                                            =======  =======  =======
Reinsurance recoveries netted against policyholder benefits $ 2,631  $ 2,069  $ 1,934
                                                            =======  =======  =======

   Reinsurance recoverables, included in premiums and other receivables, were $3,533 million and $3,312 million at December 31, 2002 and 2001, respectively, including $1,348 million and $1,356 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $45 million and $103 million at December 31, 2002 and 2001, respectively.

   Included in premiums and other receivables are reinsurance recoverables due from Exeter Reassurance Company, Limited, a related party, of $502 million and $644 million at December 31, 2002 and 2001, respectively. Included in other policyholder funds are reinsurance liabilities assumed from MIAC, a related party, of $763 and $778 million at December 31, 2002 and 2001, respectively.

   Included in future policy benefits and other policyholder funds are reinsurance liabilities assumed from Cova Corporation , MetLife Investor's Group, Inc. and MetLife International Holdings, Inc., related parties, of $772 million and $931 million, respectively, at December 31, 2002. These entities were sold at December 31, 2002. See note 12.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following provides an analysis of the activity in the liability for benefits relating to property and casualty and group accident and non-medical health policies and contracts:

                                             Years ended December 31,
                                            -------------------------
                                              2002     2001     2000
                                            -------  -------  -------
                                              (Dollars in millions)
          Balance at January 1............. $ 4,597  $ 4,226  $ 3,790
             Reinsurance recoverables......    (457)    (410)    (415)
                                            -------  -------  -------
          Net balance at January 1.........   4,140    3,816    3,375
                                            -------  -------  -------
          Incurred related to:
             Current year..................   4,116    4,182    3,786
             Prior years...................     (85)     (84)    (112)
                                            -------  -------  -------
                                              4,031    4,098    3,674
                                            -------  -------  -------
          Paid related to:
             Current year..................  (2,503)  (2,538)  (2,215)
             Prior years...................  (1,303)  (1,236)  (1,018)
                                            -------  -------  -------
                                             (3,806)  (3,774)  (3,233)
                                            -------  -------  -------
          Net Balance at December 31.......   4,365    4,140    3,816
             Add: Reinsurance recoverables.     478      457      410
                                            -------  -------  -------
          Balance at December 31........... $ 4,843  $ 4,597  $ 4,226
                                            =======  =======  =======

16.  Other Expenses

   Other expenses were comprised of the following:

                                                                                 Years ended December 31,
                                                                                -------------------------
                                                                                  2002     2001     2000
                                                                                -------  -------  -------
                                                                                  (Dollars in millions)
Compensation................................................................... $ 2,423  $ 2,447  $ 2,712
Commissions....................................................................   1,938    1,649    1,638
Interest and debt issue costs..................................................     242      312      436
Amortization of policy acquisition costs (excludes amortization of $11, $21 and
  $(95), respectively, related to investment gains (losses))...................   1,501    1,434    1,472
Capitalization of policy acquisition costs.....................................  (2,227)  (2,018)  (1,805)
Rent, net of sublease income...................................................     289      280      230
Minority interest..............................................................      74       57      115
Other..........................................................................   2,349    2,759    2,510
                                                                                -------  -------  -------
   Total other expenses........................................................ $ 6,589  $ 6,920  $ 7,308
                                                                                =======  =======  =======

17.  Stockholder's Equity

  Dividend Restrictions

   Under the New York Insurance Law, Metropolitan Life is permitted without prior insurance regulatory clearance to pay a stockholder dividend to the Holding Company as long as the aggregate amount of all such

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a stockholder dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution. Under the New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. For the year ended December 31, 2002, Metropolitan Life paid to MetLife, Inc. $535 million in dividends for which prior insurance regulatory clearance was not required and $369 million in special dividends, as approved by the Superintendent. For the year ended December 31, 2001, Metropolitan Life paid to MetLife, Inc. $721 million in dividends for which prior insurance regulatory clearance was not required and $3,033 million in special dividends, as approved by the Superintendent. For the year ended December 31, 2000, Metropolitan Life paid to MetLife, Inc. $763 million in dividends for which prior insurance regulatory clearance was not required. Of the total dividend paid, $1,894 million (retained earnings from date of demutualization through the month the dividend was paid) was charged to retained earnings and $1,860 million was charged to additional paid-in-capital. At December 31, 2002, Metropolitan Life could pay the Holding Company a dividend of $662 million without prior approval of the Superintendent.

  Stock Compensation Plans

   Under the MetLife, Inc. 2000 Stock Incentive Plan (the "Stock Incentive Plan"), awards may be granted to Metropolitan Life employees in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code. Under the MetLife, Inc. 2000 Directors Stock Plan, (the "Directors Stock Plan") awards granted may be in the form of stock awards or non-qualified stock options or a combination of the foregoing to outside Directors of the Company. The aggregate number of shares of stock that may be awarded under the Stock Incentive Plan is subject to a maximum limit of 37,823,333 shares for the duration of the plan. The Directors Stock Plan has a maximum limit of 500,000 share awards.

   All options granted have an exercise price equal to the fair market value price of the Company's common stock on the date of grant, and an option's maximum term is ten years. Certain options under the Stock Incentive Plan become exercisable over a three-year period commencing with date of grant, while other options become exercisable three years after the date of grant. Options issued under the Directors Stock Plan are exercisable at any time after April 7, 2002.

   MetLife, Inc. applies APB 25 and related interpretations in accounting for its stock-based compensation plans. Accordingly, in the measurement of compensation expense, the excess of market price over exercise price is utilized on the first date that both the number of shares and award price are known. For the years ended December 31, 2002 and 2001, compensation expense for non-employees related to MetLife, Inc.'s Stock Incentive Plan and Directors Stock Plan was $2 million and $1 million, respectively. This expense is allocated to the Company to properly reflect compensation expense related to Metropolitan Life employees.

   Had the compensation cost for the MetLife, Inc. Stock Incentive Plan and Directors Stock Plan allocable to the Company been determined based on fair value at the grant date for awards under those plans consistent with the method of SFAS No. 123, the Company's net income for the years ended December 31, 2002 and 2001 would have been reduced to a pro forma amount of $1,570 million and $1,468 million, respectively.

   The pro forma net income is not necessarily representative of the effects on net income in future years. The pro forma net income includes the Company's ownership share of compensation costs related to RGA's incentive stock plan determined in accordance with SFAS 123.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The fair value of each option grant is estimated on the date of the grant using the Black-Scholes options-pricing model with the following weighted average assumptions used for grants for the:

                                             2002       2001
                                          ----------- ---------
                 Dividend yield:.........    0.68%      0.68%
                 Risk-free rate of return 4.74%-5.52%   5.72%
                 Volatility.............. 25.3%-30.3%   31.6%
                 Expected duration.......  4-6 years  4-6 years

  Statutory Equity and Income

   Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis. As of December 31, 2001, New York State Statutory Accounting Practices did not provide for deferred income taxes. The Department has adopted a modification to its regulations, effective December 31, 2002, with respect to the admissibility of deferred taxes by New York insurers, subject to certain limitations. Statutory net income of Metropolitan Life, as filed with the Department, was $1,478 million, $2,782 million and $1,027 million for the years ended 2002, 2001 and 2000, respectively; statutory capital and surplus, as filed, was $6,986 million and $5,358 million at December 31, 2002 and 2001, respectively.

   The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the statutory capital and surplus of Metropolitan Life and the Holding Company's other insurance subsidiaries.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

18.  Other Comprehensive Income

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:

                                                                                   Years ended December 31,
                                                                                   -----------------------
                                                                                     2002    2001    2000
                                                                                   -------  ------  ------
                                                                                    (Dollars in millions)
Holding gains on investments arising during the year.............................. $ 2,904  $1,287  $2,807
Income tax effect of holding gains................................................    (976)   (509)   (975)
Reclassification adjustments:
   Recognized holding losses included in current year income......................     339     579     989
   Amortization of premiums and accretion of discounts associated with
     investments..................................................................    (440)   (475)   (498)
   Recognized holding gains allocated to other policyholder amounts...............    (139)    (33)    (54)
   Income tax effect..............................................................      75     (27)   (152)
Allocation of holding losses on investments relating to other policyholder
  amounts.........................................................................  (2,453)   (158)   (977)
Income tax effect of allocation of holding losses to other policyholder amounts...     829      61     340
Unrealized investment gain (losses) of subsidiary at date of sale.................      68    (173)     --
Deferred income taxes on unrealized investment gain (losses) of subsidiary at date
  of sale.........................................................................     (15)     64      --
                                                                                   -------  ------  ------
Net unrealized investment gains...................................................     192     616   1,480
                                                                                   -------  ------  ------
Foreign currency translation adjustments arising during the year..................     137     (58)     (6)
Foreign currency translation of subsidiary at date of sale........................     (65)     19      --
                                                                                   -------  ------  ------
Foreign currency translation adjustment...........................................      72     (39)     (6)
Minimum pension liability adjustment..............................................      --     (18)     (9)
                                                                                   -------  ------  ------
Other comprehensive income........................................................ $   264  $  559  $1,465
                                                                                   =======  ======  ======

19.  Business Segment Information

   The Company provides insurance and financial services to customers in the United States, Canada, Central America, South America, Europe, South Africa, Asia and Australia. The Company's business is divided into six major segments:
Individual, Institutional, Reinsurance, Auto & Home, Asset Management and International. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

   Individual offers a wide variety of individual insurance and investment products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement and savings products and services, including group life insurance, non-medical health insurance such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Reinsurance provides primarily reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets. Auto & Home provides insurance coverages, including private passenger automobile, homeowners and personal excess liability insurance. Asset Management provides a broad variety of asset management products and services to individuals

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and institutions. International provides life insurance, accident and health insurance, annuities and retirement and savings products to both individuals and groups, and auto and homeowners coverage to individuals.

   Set forth in the tables below is certain financial information with respect to the Company's operating segments as of or for the years ended December 31, 2002, 2001 and 2000. The accounting policies of the segments are the same as those described in the summary of significant accounting policies, except for the method of capital allocation and the accounting for gains and losses from inter-company sales which are eliminated in consolidation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company evaluates the performance of each operating segment based upon income or loss from operations before provision for income taxes and non-recurring items (e.g. items of unusual or infrequent nature). The Company allocates certain non-recurring items (primarily consisting of expenses associated with the resolution of proceedings alleging race-conscious underwriting practices, sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products and demutualization costs) to Corporate & Other.

At or for the year ended                                                Auto     Asset                  Corporate
December 31, 2002                 Individual Institutional Reinsurance & Home  Management International  & Other    Total
------------------------          ---------- ------------- ----------- ------  ---------- ------------- --------- --------
                                                                    (Dollars in millions)
Premiums.........................  $  4,419     $ 8,254      $1,984    $2,828     $ --        $992       $    (7) $ 18,470
Universal life and investment-
  type product policy fees.......     1,267         614          --        --       --          37            --     1,918
Net investment income............     6,036       3,926         378       177       59         241          (117)   10,700
Other revenues...................       454         607          42        26      166          10            95     1,400
Net investment (losses) gains....      (131)       (508)          7       (46)      (4)         (9)          (39)     (730)
Policyholder benefits and
 claims..........................     5,162       9,337       1,517     2,020       --         821             3    18,860
Interest credited to policyholder
 account balances................     1,608         930         146        --       --          28            (1)    2,711
Policyholder dividends...........     1,769         115          --        (1)      --          28            --     1,911
Other expenses...................     2,543       1,529         616       794      211         373           523     6,589
Income (loss) from continuing
 operations before provision for
 income taxes....................       963         982         132       172       10          21          (593)    1,687
Income from discontinued
 operations, net of income
 taxes...........................       201         122          --        --       --          --           127       450
Net income (loss)................       811         759          86       131        6          21          (202)    1,612
Total assets.....................   120,284      94,911       9,458     4,944      191         795        18,812   249,395
Deferred policy acquisition
 costs...........................     7,448         608       1,429       175       --           5             1     9,666
Goodwill, net....................        73          62          96       156       18          --            --       405
Separate account assets..........    21,982      31,935          11        --       --          --           (16)   53,912
Policyholder liabilities.........    84,844      55,460       6,734     2,673       --         248          (343)  149,616
Separate account liabilities.....    21,982      31,935          11        --       --          --           (16)   53,912

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

At or for the year ended                                                Auto     Asset                  Corporate
December 31, 2001                 Individual Institutional Reinsurance & Home  Management International  & Other    Total
------------------------          ---------- ------------- ----------- ------  ---------- ------------- --------- --------
                                                                    (Dollars in millions)
Premiums.........................  $  4,531     $ 7,288      $1,664    $2,755     $ --       $  788      $    (3) $ 17,023
Universal life and investment-
 type product policy fees........     1,245         592          --        --       --           38           (1)    1,874
Net investment income............     6,130       3,965         349       200       71          256          151    11,122
Other revenues...................       527         649          35        22      198           16           85     1,532
Net investment gains (losses)....       838         (15)        (10)      (17)      25          (16)         122       927
Policyholder benefits and
 claims..........................     5,213       8,924       1,373     2,121       --          632            2    18,265
Interest credited to policyholder
 account balances................     1,850       1,012         122        --       --           51           --     3,035
Policyholder dividends...........     1,767         259          --        --       --           34           --     2,060
Other expenses...................     2,763       1,746         478       800      252          315          566     6,920
Income (loss) from continuing
 operations before provision
 for income taxes................     1,678         538          65        39       42           50         (214)    2,198
Income from discontinued
 operations, net of income
 taxes...........................        38          23          --        --       --           --           25        86
Net income (loss)................     1,092         383          39        41       27           16         (111)    1,487
Total assets.....................   127,499      89,620       7,496     4,567      256        3,385       15,042   247,865
Deferred policy acquisition
 costs...........................     8,371         509       1,147       179       --          263            2    10,471
Goodwill, net....................       223          55         106       159       20           12           --       575
Separate account assets..........    31,261      31,177          13        --       --          277          (14)   62,714
Policyholder liabilities.........    84,637      52,035       5,062     2,610       --        1,987         (323)  146,008
Separate account liabilities.....    31,261      31,177          13        --       --          277          (14)   62,714

For the year ended                                                     Auto &    Asset                  Corporate
December 31, 2000                 Individual Institutional Reinsurance  Home   Management International  & Other    Total
------------------                ---------- ------------- ----------- ------  ---------- ------------- --------- --------
                                                                    (Dollars in millions)
Premiums.........................  $  4,625     $ 6,900      $1,444    $2,636     $ --       $  660      $    (2) $ 16,263
Universal life and investment-
 type product policy fees........     1,221         547          --        --       --           53           (1)    1,820
Net investment income............     6,110       3,712         368       194       90          254          301    11,029
Other revenues...................       680         650          29        40      760            9           91     2,259
Net investment gains (losses)....       199        (475)         (2)      (20)      --           18         (138)     (418)
Policyholder benefits and
 claims..........................     5,045       8,178       1,147     2,005       --          562           (2)   16,935
Interest credited to policyholder
 account balances................     1,680       1,090         109        --       --           56           --     2,935
Policyholder dividends...........     1,742         124          15        --       --           32           --     1,913
Payments to former Canadian
 policyholders...................        --          --          --        --       --          327           --       327
Demutualization costs............        --          --          --        --       --           --          230       230
Other expenses...................     3,005       1,514         452       827      784          292          434     7,308
Income (loss) from continuing
 operations before provision
 for income taxes................     1,363         428         116        18       66         (275)        (411)    1,305
Income from discontinued
 operations, net of income
 taxes...........................        36          21          --        --       --           --           22        79
Net income (loss)................       892         307          68        30       34         (285)         (97)      949

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   For the year ended December 31, 2001 the Institutional, Individual, Reinsurance and Auto & Home segments include $287 million, $24 million, $9 million and $5 million, respectively, of pre-tax losses associated with the September 11, 2001 tragedies. See Note 2.

   The Institutional, Individual and Auto & Home segments include $399 million, $97 million and $3 million, respectively, in pre-tax charges associated with business realignment initiatives for the year ended December 31, 2001. See Note 13.

   For the year ended December 31, 2001, the Individual segment includes $118 million of pre-tax expenses associated with the establishment of a policyholder liability for certain group annuity policies.

   For the year ended December 31, 2001, pre-tax gross investment gains of $1,027 million, $142 million and $357 million resulting from the sale of certain real estate properties to MIAC are included in the Individual segment, Institutional segment and Corporate & Other, respectively.

   The Individual segment included an equity ownership interest in Nvest under the equity method of accounting. Nvest was included within the Asset Management segment due to the types of products and strategies employed by the entity. The Individual segment's equity in earnings of Nvest, which is included in net investment income, was $30 million for the year ended December 31, 2000. The Individual segment includes $538 million (after allocating $118 million to participating contracts) of the pre-tax gross investment gain on the sale of Nvest in 2000.

   As part of the GenAmerica acquisition in 2000, the Company acquired Conning, the results of which are included in the Asset Management segment due to the types of products and strategies employed by the entity from its acquisition date to July 2001, the date of its disposition. The Company sold Conning, receiving $108 million in the transaction and reported a gain of approximately $25 million in the third quarter of 2001.

   The Corporate & Other segment consists of various start-up entities and run-off entities, as well as the elimination of all intersegment amounts. The principal component of the intersegment amounts relates to intersegment loans, which bear interest rates commensurate with related borrowings. In addition, the elimination of the Individual segment's ownership interest in Nvest is included for the year ended December 31, 2000.

   Net investment income and net investment gains and losses are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs and operating costs were allocated to each of the segments based upon: (i) a review of the nature of such costs,
(ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

   Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. continuing operations were $30,487 million, $31,396 million and $29,959 million for the years ended December 31, 2002, 2001 and 2000, respectively, which represented 96%, 97% and 97%, respectively, of consolidated revenues.

20.  Discontinued Operations

   The Company actively manages its real estate portfolio with the objective to maximize earnings through selective acquisitions and dispositions. Accordingly, the Company sold certain real estate holdings out of its

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES portfolio during 2002. In accordance with SFAS No. 144, income related to real estate classified as held-for-sale on or after January 1, 2002 is presented as discontinued operations.

   The following table presents the components of income from discontinued operations:

                                                  Years Ended December 31,
                                                  -----------------------
                                                   2002     2001    2000
                                                   -----   -----   -----
                                                  (Dollars in millions)
          Investment income...................... $ 375    $ 422   $ 418
          Investment expense.....................  (251)    (297)   (297)
          Net investment gains...................   582       --      --
                                                   -----   -----   -----
             Total revenues......................   706      125     121
          Provision for income taxes.............   256       39      42
                                                   -----   -----   -----
             Income from discontinued operations. $ 450    $  86   $  79
                                                   =====   =====   =====

   The carrying value of real estate related to discontinued operations was $223 million and $1,580 million at December 31, 2002, and 2001, respectively. See Note 19 for discontinued operations by business segment.

21.  Related Parties

   Effective January 1, 2003, MetLife Group, Incorporated, a New York corporation and wholly owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as needed, to support the activities of the Company.

                                    PART II
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS

         The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:


            Metropolitan Life Separate Account E
               Independent Auditors' Report

            Financial Statements for the Years Ended December 31, 2001 and 2002

               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements

            Metropolitan Life Insurance Company
               Independent Auditors' Report

               Financial Statements for the Years Ended December 31, 2002, 2001 and 2000


               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Cash Flow
               Consolidated Statements of Equity
               Notes to Consolidated Financial Statements

     (B) EXHIBITS



      (1)      -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.
     (3)(a)    -- Not applicable.

        (b)    -- Form of Selected Broker Agreement.(6)
        (c)    -- Participation Agreement--New England Zenith Fund(8)
        (d)    -- Participation Agreement--American Funds Insurance Series(6)

        (e)    -- Participation Agreement--Met Investors Series Trust (11)

     (4)       -- Form of Deferred Annuity Contract.(6)




        (a) -- ROTH Individual Retirement Annuity Endorsement--Form ML-446.2 (9/02)(12)
        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02)(12)
        (c)    -- Individual Retirement Annuity Endorsement. Form ML-408.2
                  (9/02)(12)
        (d)    -- SIMPLE Individual Retirement Annuity Endorsement.
                  Form: ML-439.1 (9/02)(12)
        (e)    -- Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02)(12)


     (5)       -- Application Form for the Deferred Annuity (6)

     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(4)(9)
        (b)    -- Restated By-Laws of Metropolitan Life.(4)(9)

     (7)       -- Not applicable.
     (8)       -- Not applicable.
     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(7)

    (10)       -- Consent of Auditors(12)

    (11)       -- Not applicable.
    (12)       -- Not applicable.

    (13)(a)    -- Powers of Attorney.(2,3,5,7,10,11,12)

------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 28, 1996. As incorporated herein by reference.

2. Powers of Attorney for Robert H. Benmosche and Stewart G. Nagler filed with Post-Effective Amendment No. 23 to Registration Statement No.
    2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 3, 1998. As incorporated herein by reference.


3. Power of Attorney for Virginia M. Wilson filed with Pre-Effective Amendment No. 2 to Registration Statement 333-80547/811-4001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 1999. As incorporated herein by reference.


4. Filed with Post Effective Amendment No. 26 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 6, 2000, as incorporated herein by reference.


5. Power of Attorney for William C. Steere, Jr. filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on April 23, 1999. As incorporated herein by reference.


6. Filed with Pre-Effective Amendment No.1 to Registration Statement Nos: 333-52366/811-4001 on August 3, 2001, as incorporated herein by reference.


7. Power of Attorney for John C. Danforth filed with Post-Effective Amendment No. 27 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E Form N-4 in April 3, 2001. As incorporated herein by reference.


8. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.


9. Filed with Post Effective Amendment No.8 to Registration Statement No. 333-83716/811-4001 for Metropolitan Separate Account E on Form N-4 on March 5, 2002 as incorporated herein by reference.


10. Powers of Attorney for Harry P. Kamen, Curtis H. Barnette, Charles M. Leighton, Burton A. Dole, Gerald Clark, Helene L. Kaplan, James R. Houghton and Hugh B. Price filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-47927 for Metropolitan Life Separate Account UL on Form S-6 on April 30, 1997, as incorporated herein by reference.


11. Power of Attorney for John J. Phelan, Jr. filed with Post-Effective Amendment No. 22 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 30, 1997, as incorporated herein by reference.


12. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

                                   PRINCIPAL OCCUPATION &           POSITIONS AND OFFICES
          NAME                        BUSINESS ADDRESS                 WITH DEPOSITOR
------------------------- ----------------------------------------  ---------------------
Robert H. Benmosche...... Chairman of the Board, President and      Chairman, President,
                          Chief Executive Officer, MetLife, Inc.    Chief Executive
                          and Metropolitan Life Insurance Company,  Officer and Director
                          One Madison Avenue,
                          New York, NY 10010.

Curtis H. Barnette....... Chairman Emeritus, Bethlehem Steel        Director
                          Corporation,
                          1170 Eighth Avenue,
                          Martin Tower 101,
                          Bethlehem, PA 18016-7699.

Gerald Clark............. Vice-Chairman of the Board and            Vice-Chairman,
                          Chief Investment Officer, MetLife, Inc.   Chief Investment Officer
                          and Metropolitan Life Insurance Company,  and Director
                          One Madison Avenue,
                          New York, NY 10010.

John C. Danforth......... Partner                                   Director
                          Bryan Cave LLP,
                          One Metropolitan Square
                          211 North Broadway,
                          Suite 3600,
                          St. Louis, MO 63102.

Burton A. Dole, Jr....... Retired Chairman,                         Director
                          Nelleor Puritan Bennett,
                          P.O. Box 208
                          Carlsbad, CA 92018.

James R. Houghton........ Chairman of the Board and                 Director
                          Chief Executive Officer
                          Corning Incorporated,
                          80 East Market Street, 2nd Floor,
                          Corning, NY 14830.

Harry P. Kamen........... Retired Chairman and Chief Executive      Director
                          Officer,
                          Metropolitan Life Insurance Company,
                          200 Park Avenue, Suite 5700
                          New York, NY 10166.

                                   PRINCIPAL OCCUPATION &           POSITIONS AND OFFICES
          NAME                        BUSINESS ADDRESS                 WITH DEPOSITOR
          ----                     ----------------------           ---------------------
Helene L. Kaplan......... Of Counsel, Skadden, Arps, Slate,         Director
                          Meagher and Flom, LLP
                          Four Times Square,
                          New York, NY 10036.


Catherine R. Kinney...... Group Executive Vice President,           Director
                          Co-Chief Operating Officer,
                          President and Executive Vice Chairman
                          New York Stock Exchange, Inc.
                          11 Wall Street, 6th Floor
                          New York, NY 10005

Charles M. Leighton...... Retired Chairman of the Board and Chief   Director
                          Executive Officer,
                          CML Group, Inc.,
                          51 Vaughn Hill Road,
                          Bolton, MA 01720.


Stewart G. Nagler........ Vice-Chairman of the Board and            Vice-Chairman, Chief
                          Chief Financial Officer, MetLife, Inc.    Financial Officer
                          and Metropolitan Life Insurance Company,  and Director
                          One Madison Avenue,
                          New York, NY 10010.

John J. Phelan, Jr....... Former Chairman and                       Director
                          Chief Executive Officer,
                          New York Stock Exchange, Inc.
                          P.O. Box 524,
                          Locust Valley, NY 11560.

Hugh B. Price............ President and Chief Executive Officer,    Director
                          National Urban League, Inc.,
                          120 Wall Street, 7th & 8th Floors,
                          New York, NY 10005.

William C. Steere, Jr.... Chairman of the Board                     Director
                          Pfizer, Inc.,
                          235 East 42nd Street,
                          New York, NY 10016

     Set forth below is a list of the executive officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.



       NAME OF OFFICER                  POSITION WITH METROPOLITAN LIFE
       ---------------                  -------------------------------


Robert H. Benmosche........... Chairman, Chief Executive Officer and Director
Gerald Clark.................. Vice-Chairman, Chief Investment Officer and
                               Director
Stewart G. Nagler............. Vice-Chairman, Chief Financial Officer and
                               Director
C. Robert Henrikson........... President, U.S. Insurance and Financial Services
William J. Toppeta............ President, International
Gary A. Beller................ Senior Executive Vice-President and General
                               Counsel
Catherine A. Rein............. Senior Executive Vice-President; President and
                               Chief Executive Officer of MetLife Auto and Home
Lisa M. Weber................. Senior Executive Vice-President, Chief
                               Administrative Officer
Daniel J. Cavanaugh........... Executive Vice-President
Jeffrey J. Hodgman............ Executive Vice-President
Judy E. Weiss................. Executive Vice-President
Joseph A. Reali............... Senior Vice-President and Tax Director
John E. Welch................. Senior Vice-President and General Auditor
Anthony Williamson............ Senior Vice-President and Treasurer
Virginia M. Wilson............ Senior Vice-President and Controller
Mary Ann Brown................ Senior Vice-President and Chief Actuary
Gwenn L. Carr................. Vice-President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

          ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2002

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2002. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association  (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Capital Trust I (DE)

E.    Aseguradora Hidalgo, S.A. (Mexico)

F.    Metropolitan Insurance and Annuity Company (DE)

G. MetLife Pensiones S.A. (Mexico)- Ownership of MetLife Pensiones S.A. and Seguros Genesis, S.A. (Mexico) is as follows: MetLife, Inc. owns 97.4738%, and Metropolitan Asset Management Corporation owns 2.5262%.

H. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by Met-Life, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Reaseguros de Vida S.A. (Chile)- 99.999735% is owned by MetLife Chile Inversiones Limitada and 0.000265% is owned by MetLife International Holdings, Inc.

      2. MetLife Chile Seguros de Vida S.A. (Chile)- 95.7302007% is owned by MetLife Chile Inversiones Limitada, 4.2696274% by MetLife Chile Reaseguros de Vida S.A. and 0.0001719% by MetLife International Holdings, Inc.

I. Seguros Genesis S.A. (Mexico)- Ownership of MetLife Pensiones S.A. and Seguros Genesis, S.A. (Mexico) is as follows: MetLife, Inc. owns 97.4738%, and Metropolitan Asset Management Corporation owns 2.5262%.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

K.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

M.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Group of Ohio (OH)

      3.    Security First Insurance Agency (MA)

      4.    MetLife Investors Distribution Company (DE)

      5.    MetLife Investors Insurance Agency, Inc. (Nevada)

      6.    Met Investors Advisory, LLC (DE)

      7.    MetLife Investors Financial Agency, Inc. (TX)

N.    MetLife International Holdings, Inc. (DE)

      1. MetLife Iberia, S.A.(Spain)- Shares of MetLife Iberia, S.A. are held by MetLife International Holdings at 80%.

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Gnerales, Sociedad Anonima de Seguros y Reaseguros (Spain)

      2.    Natiloportem Holdings, Inc.(DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Metropolitan Life Insurance Company.

            b)    Metropolitan Company Limited (Isle of Man)

            c)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            d) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited are held by MetLife International Holdings, Inc. and 74% by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

      5.    Metropolitan Life Seguros de Retiro S.A. (Argentina)

      6.    Metropolitan Life Seguros de Vida S.A. (Argentina)

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Vida S.A. (Argentina) and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia are held by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8. Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)- 48% of the shares of Metropolitan Life Ubezpieczen na Zycie S.A. are held directly by MetLife, Inc.

      9.    MetLife Insurance Company of Korea Limited (South Korea)

      10.   Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)

            a) Seguradora Seasul S.A. (Brazil) - 99.89% of the shares of Seguradora Seasul S.A. are held by Metropolitan Life Seguros e Previdencia Privada S.A.

O.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Four Company is held by 334 Madison Euro Investments, Inc. and 1% is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc.(MA)- AEW Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   New England Portfolio Advisors, Inc. (MA)

      11.   Benefit Services Corporation (GA)

      12.   One Madison Merchandising L.L.C. (CT)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   Metropolitan Tower Life Insurance Company (DE)

      20.   Security Equity Life Insurance Company (NY)

      21.   MetLife Security Insurance Company of Louisiana (LA)

      22. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company.

      23.   Met Life Holdings Luxembourg S.A. (Luxembourg)

      24.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      25.   MetLife (India) Private Ltd. (India)

      26.   Metropolitan Marine Way Investments Limited (Canada)

      27. MetLife Central European Services Spolka z Organiczona Odpowiedzialmoscia (Poland)

      28.   MetLife Investments Ireland Limited (Ireland)

      29.   MetLife Private Equity Holdings, LLC (DE)

      30.   MetLife Securities, Inc. (DE)

      31.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      32.   Metropolitan Realty Management, Inc. (DE)

            a)    Edison Supply and Distribution (DE)

            b)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc.(NJ)

      33.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      34.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      35.   Metropolitan Property & Casualty Insurance Company

            a)    Metropolitan General Insurance Company (RI)

            b)    Metropolitan Casualty Insurance Company (RI)

            c)    Metropolitan Direct Property and Casualty Insurance Company
                  (RI)

            d)    Met P&C Managing General Agency, Inc.(TX)

            e)    MetLife Auto & Home Insurance Agency, Inc. (RI)

            f)    Metropolitan Group Property and Casualty Insurance Company
                  (RI)

                  (1) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

            g)    Metropolitan Lloyds, Inc. (TX)

                  (1) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

            h)    Economy Fire & Casualty Company (IL)

                  (1)   Economy Preferred Insurance Company (IL)

                  (2)   Economy Premier Assurance Company (IL)

      36.   SSRM Holdings, Inc. (DE)

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc.(DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6) Metric Property Management, Inc. (DE)- 50% of Metric Property Management is held by Metric Realty and SSR Realty Advisors, Inc.

                  (7) Metric Realty (IL)- 50% of Metric Realty is held by SSR Realty Advisors, Inc.

      37.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 73.78% Limited Partnership interest of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A.(Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      38.   MetLife General Insurance Agency, Inc. (DE)




            a)    MetLife General Insurance Agency of Alabama, Inc. (DE)

            b)    MetLife General Insurance Agency of Kentucky, Inc. (DE)

            c)    MetLife General Insurance Agency of Mississippi, Inc. (DE)

            d)    MetLife General Insurance Agency of North Carolina, Inc. (DE)

            e)    MetLife General Insurance Agency of Texas, Inc.(DE)

            f)    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      39.   MetLife New England Holdings, Inc. (DE)

            a)    New England Life Insurance Company (MA)

                  (1)   New England Life Holdings, Inc. (DE)

                         (a)   New England Securities Corporation (MA)

                        (b)   Hereford Insurance Agency, Inc. (MA)

                        (c)   Hereford Insurance Agency of Hawaii, Inc. (HI)

                        (d)   Fairfield Insurance Agency of Texas, Inc. (TX)

                        (e)   MetLife Advisers, LLC (MA)

                        (f)   N.L. Holding Corp. (DEL) (NY)

                              (i) Nathan & Lewis Securities, Inc. (NY)

                              (ii) Nathan & Lewis Associates-Arizona, Inc. (AZ)

                              (iii) Nathan & Lewis of Nevada, Inc. (NV)

                              (iv) Nathan & Lewis Associates, Inc. (NY)

                                    (A)   Nathan and Lewis Insurance Agency of
                                          Massachusetts, Inc. (MA)

                                    (B)   Nathan and Lewis Associates of Texas,
                                          Inc. (TX)

                  (2)   Newbury Insurance Company, Limited (Bermuda)

                  (3)   New England Pension and Annuity Company (DE)

                  (4)   Omega Reinsurance Corporation (AZ)

      40.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   John S. McSwaney & Associates, Inc. (ND)

                  (3) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation are owned by General American Life Insurance Company.

                  (4)   Krisman, Inc. (MO)

                  (5)   White Oak Royalty Company (OK)

                  (6)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 48.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company and 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)


                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc.(MO)

                                                (a.1) Reinsurance Partners, Inc.
                                                      (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii) RGA Holdings Limited (U.K) (United Kingdom)

                              (ix)  RGA UK Services Limited (United Kingdom)

                              (x)   RGA Capital Limited U.K. (United Kingdom)

                              (xi)  RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (xii) RGA South African Holdings (Pty) Ltd. (South
                                    Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xiii)RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xiv) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xv)  RGA Argentina S.A. (Argentina)

                              (xvi) Regal Atlantic Company (Bermuda)
                                    Ltd.(Bermuda)

                              (xvii)Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly-owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS.


     As of February 28, 2003 Non-Qualified: 8,865;
Qualified: 13,899


ITEM 28. INDEMNIFICATION

     UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

     MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. maintains a directors' and officers' liability policy with a maximum coverage of $300 million. Metropolitan Life Insurance Company, a subsidiary of MetLife, Inc. is covered under the Financial Institutions Bond and directors' and officers' policy. A provision in Metropolitan Life Insurance Company's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life Insurance Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life Insurance Company pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter)
Metropolitan Series Fund, Inc. (principal underwriter and sub-investment adviser)
The New England Variable Annuity (depositor)
New England Variable Annuity Fund I (depositor)

     (b) See response to Item 25 above.

     (c)
                  (1)                                     (2)

     NAME OF PRINCIPAL UNDERWRITER           NET UNDERWRITING DISCOUNTS AND
  Metropolitan Life Insurance Company                 COMMISSIONS
                                                          N/A

                  (3)                                     (4)


     COMPENSATION ON REDEMPTION OR               BROKERAGE COMMISSIONS
              ANNUITIZATION
                  $301,339.86                            N/A


                  (5)

              COMPENSATION

    $1,325,204.88 (Separate Account Charge)

Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
One Madison Avenue
New York, N.Y. 10010

Item 31. Management Services.

     Not Applicable

Item 32. Undertakings.

     (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

     (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) The undersigned registrant represents that it is relying on the exemptions form certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

     (e) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 9th day of April, 2003.



                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)

                                               /s/ Gary A. Beller
                              By: ______________________________________________
                                                (Gary A. Beller)
                                  Senior Executive Vice-President and General
                                                    Counsel

                              Metropolitan Life Insurance Company
                              (Depositor)

                                               /s/ Gary A. Beller
                              By: ______________________________________________
                                                (Gary A. Beller)
                                  Senior Executive Vice-President and General
                                                    Counsel

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


              Signature                          Title                   Date
              ---------                          -----                   ----

                 *                     Chairman, President, Chief
______________________________________  Executive Officer and
         Robert H. Benmosche            Director

                 *                     Vice Chairman, Chief
______________________________________  Investment Officer and
             Gerald Clark               Director

                 *                     Vice Chairman, Chief
______________________________________  Financial Officer
          Stewart G. Nagler             (Principal Financial
                                        Officer) and Director

                 *                     Senior Vice-President and
______________________________________  Controller
          Virginia M. Wilson

                 *                     Director
______________________________________
          Curtis H. Barnette

                 *                     Director
______________________________________
           John C. Danforth

                 *                     Director
______________________________________
         Burton A. Dole, Jr.

                 *                     Director
______________________________________
          James R. Houghton

                 *                     Director
______________________________________
           Harry P. Kamen

                 *                     Director
______________________________________
           Helene L. Kaplan

                 *                     Director
______________________________________
        Catherine R. Kinney

 /s/ Christopher Nicholas, Esq.                                  April 9, 2003
*By: _________________________________
      Christopher Nicholas, Esq.
           Attorney-in-Fact

              Signature                          Title                   Date
              ---------                          -----                   ----

                 *
______________________________________  Director
         Charles M. Leighton

                 *
______________________________________  Director
         John J. Phelan, Jr.

                 *
______________________________________  Director
           Hugh B. Price

                 *                      Director
______________________________________
       William C. Steere, Jr.


 /s/ Christopher Nicholas, Esq.                                    April 9, 2003
*By: _________________________________
      Christopher Nicholas, Esq.
           Attorney-in-Fact